UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22255

EGA Emerging Global Shares Trust
(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue
Ridgewood, NJ 07450
(Address of principal executive offices) (Zip code)

Robert C. Holderith
Emerging Global Advisors LLC
171 East Ridgewood Avenue
Ridgewood, NJ 07450

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 389-6872

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and Rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

ASPEN PHARMACARE HOLDINGS PLC
Security	S0754A105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	04-Dec-2009
ISIN	ZAE000066692		Agenda	702149926 - Management
City	WOODMEAD		Holding Recon Date	03-Dec-2009
Country	South Africa		Vote Deadline Date	27-Nov-2009
SEDOL(s)	B09C0Z1 - B0XM6Y8 - B1809T0		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
1.	Adopt the Company annual financial statements		Management			None
2.1	Re-elect Archie Aaron as a Director		Management			None
2.2	Re-elect Chris Mortimer as a Director		Management			None
2.3	Re-elect David Nurek as a Director		Management			None
2.4	Re-elect Sindi Zilwa as a Director		Management			None
3.	Re-appoint PricewaterhouseCoopers Inc as the Auditors		Management			None
4.	Authorize the Directors to determine the remuneration of the		Management			None
Auditors
5.	Approve the remuneration of the Non-Executive Directors		Management			None
6.	Approve to distribute to shareholders part of the Companies share		Management			None
premium
7.	Approve to place unissued shares under the control of the		Management			None
Directors
8.	Authorize the Executive Director to sign documents necessary for		Management			None
or incidental to the resolutions proposed at the AGM
S.1	Grant authority to repurchase the Company's shares		Management			None
S.2	Authorize the Company to repurchase treasury shares		Management			None
	Other business		Non-Voting			None
	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE		Non-Voting			None
IN NUMBERING OF RESOLUTIONS.-IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246	55P	4178	0

Page 1 of 350	05-Aug-2010

Vote Summary

GRUPO TELEVISA SA
Security		P4987V137		Meeting Type	Ordinary General Meeting
Ticker Symbol				Meeting Date	10-Dec-2009
ISIN		MXP4987V1378		Agenda	702154460 - Management
City		MEXICO D.F		Holding Recon Date	01-Dec-2009
Country		Mexico		Vote Deadline Date	02-Dec-2009
SEDOL(s)		2380108 - B01DK07 - B2Q3MM2		Quick Code
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation
	PLEASE BE ADVISED THAT DUE TO THE FACT THAT THESE			Non-Voting			None
SHARES ARE DEPOSITED INTO TH-E NAFINSA TRUST, THEY
DO NOT CARRY VOTING RIGHTS FOR FOREIGN INVESTORS.
THEREF-ORE PLEASE ONLY SEND VOTING INSTRUCTIONS
IF THE FINAL HOLDER IS A NATIONAL AND-THIS CUSTOMER
IS REGISTERED AS SUCH IN BANAMEX MEXICO.
I.	Approve the proposal regarding the declaration and payment of			Management			None
dividends to the shareholders; resolutions in this regard
II.	Approve the designation of delegates who will carry out and			Management			None
formalize the resolutions passed by this meeting
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246		55P	33600	0

Page 2 of 350	05-Aug-2010

Vote Summary

CIA ENERGETICA MINAS GERAIS CEMIG

Security	P2577R110		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	10-Dec-2009
ISIN	BRCMIGACNPR3		Agenda	702167443 - Management
City	BELO HORIZONTE		Holding Recon Date	08-Dec-2009
Country	Brazil		Vote Deadline Date	03-Dec-2009
SEDOL(s)	2192712 - 7400153 - B06V976 - B1YBRG0 -		Quick Code
B1YCCV3 - B1YCS26 - B2QHFV4
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM 1 ONLY. THANK YOU
1.	Approve to change the composition of the Board of Directors as a Management					None
result of a resignation, in accordance with the correspondence filed with the Company
2.	Guidance of a vote for the representatives of the Company		Non-Voting			None
Energetica de Minas-Gerais at the EGM's of Cemig Distribuicao
S.A. and Cemig Geracao E Transmissao-S.A. to be held on 10
DEC 2009, if the composition of the Board of Directors-of this
Company is changed, in accordance with the previous item
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	4900	0

Page 3 of 350	05-Aug-2010

Vote Summary

TENAGA NASIONAL BERHAD

Security	Y85859109	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date		15-Dec-2009
ISIN	MYL5347OO009	Agenda	702157973 - Management
City	KUALA LUMPUR	Holding Recon Date	11-Dec-2009
Country	Malaysia	Vote Deadline Date	07-Dec-2009
SEDOL(s)	5935260 - 6904612 - 6904678 - B02HMJ1	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1.	Receive the audited financial statements for the FYE 31 AUG	Management	For	For	None
2009 together with the reports of the Directors and Auditors thereon
2.	Approve the declaration of final gross dividend of 10.0 sen per	Management	For	For	None
ordinary share less Income Tax of 25% and a tax exempt dividend of 2.3 sen per ordinary share for the FYE 31 AUG 2009
3.	Approve the payment of Directors' fees of MYR 538,150.00 for the	Management	Against	Against	None
FYE 31 AUG 2009
4.	Re-elect Dato' Puteh Rukiah Binti Abd Majid as a Director, who	Management	For	For	None
retire in accordance with Article 135 of the Company's Articles of
Association
5.	Re-elect Tan Sri Dato' Lau Yin Pin @ Lau Yen Beng as a	Management	For	For	None
Director, who retire in accordance with Article 135 of the
Company's Articles of Association
6.	Re-elect Dato' Mohammad Zainal Bin Shaari as a Director, who	Management	For	For	None
retire in accordance with Article 135 of the Company's Articles of
Association
7.	Re-appoint Messrs. PricewaterhouseCoopers, having consented	Management	For	For	None
to act, as the Auditors of the Company, to hold office until the conclusion of the next AGM ["AGM"] and authorize the Directors to fix their remuneration
8.	Authorize the Directors, pursuant to the TNB Employees' Share	Management	For	For	None
Option Scheme II ["ESOS II"] as approved at the EGM ["EGM"] of the Company held on 29 MAY 2003, to issue shares in the
Company at any time and in accordance with the terms and
conditions of the said Scheme
9.	Authorize the Company, subject to compliance with the Act, the	Management	For	For	None
Company's Memorandum and Articles of Association, the Main
Market Listing Requirements of Bursa Malaysia Securities Berhad
and all other applicable laws, guidelines, rules and regulations for the time being in force or as may be amended from time to time, and the approvals from all relevant authorities, to purchase such amount of ordinary shares of MYR 1.00 each in the Company's
issued and paid-up ordinary share capital through Bursa Malaysia
Securities Berhad upon such terms and conditions as the
Directors of the Company ["Board"] may deem fit and expedient in the interest of the Company provided that: the aggregate number of shares purchased pursuant to this resolution shall not exceed
10% of the total issued and paid-up share capital of the Company
["Proposed Share Buy-Back"]; the maximum amount of funds to
be utilized for the purpose of the Proposed Share Buy-Back shall not exceed the Company's aggregate retained profits and/or share premium account at the time of purchase be allocated by the
Company for the Proposed Share Buy-Back; [Authority expires at the earlier of the conclusion of the next AGM of the Company at

Page 4 of 350	05-Aug-2010

		Vote Summary

which time the authority shall lapse unless by an ordinary
resolution passed by the shareholders of the Company in a
general meeting or the expiry of the period within which the next
AGM of the Company is required by law to be held]; the authority is revoked or varied by an ordinary resolution passed by the shareholders of the Company at a general meeting, whichever is the earlier; authorize the Board to decide in their discretion to retain the ordinary shares in the Company so purchased by the
Company as treasury shares or to cancel them or a combination of both and/or to resell them on Bursa Malaysia Securities Berhad and/or to distribute them as share dividends; and to take such steps to give full effect to the Proposed Share Buy-Back with full power to assent to any conditions, modifications, variations and/or amendments as may be imposed by the relevant authorities
and/or to do all such acts and things as the Board may deem fit and expedient in the best interest of the Company
Transact any other business			Non-Voting			None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212246	55P	23800	0	07-Dec-2009	07-Dec-2009

Page 5 of 350	05-Aug-2010

Vote Summary

WAL-MART DE MEXICO SAB DE CV, MEXICO

Security	P98180105		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	22-Dec-2009
ISIN	MXP810081010		Agenda	702173458 - Management
City	MEXICO D.F		Holding Recon Date	14-Dec-2009
Country	Mexico		Vote Deadline Date	14-Dec-2009
SEDOL(s)	2135212 - B01FD93 - B02YZ04 - B2Q3MT9		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

I.	Receive the report from the Board of Directors concerning the		Management	For	For	None
acquisition of Wal-Mart Central America
II.	Approve the proposal regarding the merging of the Company, in		Management	Abstain	Against	None
its position as Absorbing Company, with WM Maya S. DE R.L DE
C.V, as the Absorbed Company, prior approval of the financial statements that will be form the basis of the merger and the respective merger agreement
III.	Amend the Corporate Bylaws that reflect the increase in capital		Management	Abstain	Against	None
and the issuance of the new shares that represent the mentioned increase as a consequence of the proposed merger
IV.	Approve the designation of the person or people who, in		Management	For	For	None
representing the general meeting, will have to perform its
resolutions and file the minutes of the meeting

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	42300	0	11-Dec-2009	15-Dec-2009

Page 6 of 350	05-Aug-2010

Vote Summary

ORASCOM CONSTR INDS S A E

Security		M7525D108		Meeting Type	Ordinary General Meeting
Ticker Symbol				Meeting Date	23-Dec-2009
ISIN		EGS65901C018		Agenda	702174359 - Management
City		CAIRO		Holding Recon Date	21-Dec-2009
Country		Egypt	Blocking	Vote Deadline Date	18-Dec-2009
SEDOL(s)		6146975 - B03BN88		Quick Code
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A			Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
1.	Approve the Board of Directors decisions for the period from 01			Management	For	For	None
JAN 2009 to 30 NOV 2009
2.	Approve the modification to the Chairman and the delegated			Management	For	For	None
Member functions
3.	Authorize the verified signatures for all Banks treaments			Management	For	For	None
4.	Approve all the company guarantee contracts and authorize who			Management	For	For	None
is delegated to sign on these contracts
5.	Approve the bail provisions and conditions related to Orascowalia			Management	For	For	None
Company
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246		55P	1312	0	14-Dec-2009	18-Dec-2009

Page 7 of 350	05-Aug-2010

Vote Summary

ORASCOM CONSTR INDS S A E

Security	M7525D108		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	23-Dec-2009
ISIN	EGS65901C018		Agenda	702174361 - Management
City	CAIRO		Holding Recon Date	21-Dec-2009
Country	Egypt	Blocking	Vote Deadline Date	15-Dec-2009
SEDOL(s)	6146975 - B03BN88		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
1.	Approve the modifying decision taken in the extraordinary		Management	For	For	None
assembly meeting dated 27 DEC 2006 regarding bonus and
remuneration system
2.	Approve the renewal of decision of increasing the issued capital of		Management	For	For	None
the Company taken according to the decision regarding bonus
and remuneration in the extra ordinary assembly meeting dated
27 DEC 2006
3.	Approve the modifying issues No. 6 and 7		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

212246	55P	1312	0	14-Dec-2009	15-Dec-2009

Page 8 of 350	05-Aug-2010

Vote Summary

DIAGNOSTICOS DA AMERICA SA, BARUERI

Security	P3589C109		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	28-Dec-2009
ISIN	BRDASAACNOR1		Agenda	702179880 - Management
City	BARUERI		Holding Recon Date	23-Dec-2009
Country	Brazil		Vote Deadline Date	18-Dec-2009
SEDOL(s)	B03WBK9 - B05HB24		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
i.	Approve, in accordance with the terms of Article 12, Line IV, of the		Management	For	For	None
Corporate Bylaws of the Company, of the proposal from the
Management, to split common shares issued by the Company,
with each 1 common share coming to be represented by 4
common shares, with the shareholders receiving 3 new common
shares for each 1 common share held by the shareholders on
the date that the general meeting that approves the split is held, with it being certain that the shares coming from the split will participate on equal terms in all of the benefits, including dividends and any other capital remuneration that comes to be distributed by the Company beginning on 28 DEC 2009 , including that date
ii.	Amend the Article 5 of the Corporate Bylaws of the Company, to		Management	For	For	None
reflect the number of shares into which the share capital is divided as a result of the share split mentioned above
iii.	Amend the main part of Article 6 of the Corporate Bylaws of the		Management	For	For	None
Company, to increase the authorized capital limit
Iv.	Approve the consolidation of the Corporate Bylaws of the		Management	For	For	None
Company
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	900	0	16-Dec-2009	18-Dec-2009

Page 9 of 350	05-Aug-2010

Vote Summary

DIAGNOSTICOS DA AMERICA SA, BARUERI

Security	P3589C109		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	31-Dec-2009
ISIN	BRDASAACNOR1		Agenda	702182332 - Management
City	BARUERI		Holding Recon Date	29-Dec-2009
Country	Brazil		Vote Deadline Date	22-Dec-2009
SEDOL(s)	B03WBK9 - B05HB24		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
I.	Approve the merger, into the Company, of Exame Laboratorios De		Management	For	For	None
Patologia Clinica Ltd a merged Company, a subsidiary of the
Company, with the consequent extinction of the merged Company
II.	Approve the Protocol and Justification of the merger of the		Management	For	For	None
merged Company into the Company
III.	Ratify the recommendation, by the Executive Committee of the		Management	For	For	None
Company, of KPMG Auditores Independentes, with headquarters
in the city of Sao Paulo, State of Sao Paulo, at 33 RUA DR.
Renato Paes De Barros, with corporate taxpayer ID CNPJMF
number 57.755.217.0001.29 and Regional Accounting Council
CRC number 2SP014428O6 as the expert Company responsible
for the valuation of the net assets of the merged Company using its accounting asset value, as well as for the preparation of the respective valuation report valuation report
IV.	Approve the valuation report		Management	For	For	None

V.	Grant authority so that the Administrators of the Company adopt		Management	For	For	None
all necessary measures aimed at formalizing the merger with the appropriate Public Bodies
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	900	0	21-Dec-2009	22-Dec-2009

Page 10 of 350	05-Aug-2010

Vote Summary

VALE SA, RIO DE JANEIRO

Security	P2605D109		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	22-Jan-2010
ISIN	BRVALEACNPA3		Agenda	702184374 - Management
City	RIO DE JANEIRO		Holding Recon Date	20-Jan-2010
Country	Brazil		Vote Deadline Date	14-Jan-2010
SEDOL(s)	2256630 - 2257127 - 5896851 - B04S872 -		Quick Code
B142LF0
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEMS 2 THROUGH 5-ONLY. THANK YOU.
-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1.	To ratify the nomination of an alternate Member of the Board of		Non-Voting			None
Directors-made at the meeting of that collegiate body on 17 SEP
2009, under the terms-of Article 11 10 of the Corporate Bylaws
2.	Approve, under the terms of Articles 224 and 225 of Law Number		Management	For	For	None
6404 76, the protocols and justifications for the mergers of
Sociedade De Minerac Ao Estrela De Apolo S.A. Estrela De Apolo
and Mineracao Vale Corumba S.A. Vale Corumba, full
subsidiaries of vale
3.	Ratify the nomination of Domingues E Pinho Contadores, a		Management	For	For	None
specialized Company hired to carry out the valuation of the
Companies to be merged
4.	Approve the valuation reports prepared by the specialized		Management	For	For	None
Company
5.	Approve the merger, without an increase in capital and without the		Management	For	For	None
issuance of new shares, of Estrela De Apolo and Vale Corumba, into Vale
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	40830	0	24-Dec-2009	14-Jan-2010

Page 11 of 350	05-Aug-2010

Vote Summary

VALE SA, RIO DE JANEIRO

Security	P2605D109		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	22-Jan-2010
ISIN	BRVALEACNPA3		Agenda	702184374 - Management
City	RIO DE JANEIRO		Holding Recon Date	20-Jan-2010
Country	Brazil		Vote Deadline Date	14-Jan-2010
SEDOL(s)	2256630 - 2257127 - 5896851 - B04S872 -		Quick Code
B142LF0
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEMS 2 THROUGH 5-ONLY. THANK YOU.
-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1.	To ratify the nomination of an alternate Member of the Board of		Non-Voting			None
Directors-made at the meeting of that collegiate body on 17 SEP
2009, under the terms-of Article 11 10 of the Corporate Bylaws
2.	Approve, under the terms of Articles 224 and 225 of Law Number		Management	For	For	None
6404 76, the protocols and justifications for the mergers of
Sociedade De Minerac Ao Estrela De Apolo S.A. Estrela De Apolo
and Mineracao Vale Corumba S.A. Vale Corumba, full
subsidiaries of vale
3.	Ratify the nomination of Domingues E Pinho Contadores, a		Management	For	For	None
specialized Company hired to carry out the valuation of the
Companies to be merged
4.	Approve the valuation reports prepared by the specialized		Management	For	For	None
Company
5.	Approve the merger, without an increase in capital and without the		Management	For	For	None
issuance of new shares, of Estrela De Apolo and Vale Corumba, into Vale
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244254	55P	50679	0	24-Dec-2009	19-Jan-2010

Page 12 of 350	05-Aug-2010

Vote Summary

NETCARE LTD
Security	S5510Z104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Jan-2010
ISIN	ZAE000011953		Agenda	702184552 - Management
City	SANDTON		Holding Recon Date	28-Jan-2010
Country	South Africa		Vote Deadline Date	22-Jan-2010
SEDOL(s)	5949863 - 6636421 - B02P3M5		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
1	Approve the annual financial statements		Management	For	For	None
2	Approve the Executive Directors remuneration		Management	For	For	None
3	Approve the Non-Executive Directors fees		Management	For	For	None
4	Approve the consulting services for the Non-Executive Directors		Management	For	For	None
5.1	Re-appoint V.E. Firman as a Director		Management	For	For	None
5.2	Re-appoint A.P.H. Jammine as a Director		Management	For	For	None
5.3	Re-appoint V.L.J. Litlhakanyane as a Director		Management	For	For	None
5.4	Re-appoint K.D. Moroka as a Director		Management	For	For	None
5.5	Re-appoint A.A. Ngcaba as a Director		Management	For	For	None
6	Grant authority to place shares under the control of the Directors		Management	For	For	None
7	Grant authority to issue shares for cash		Management	For	For	None
8	Approve the reduction in capital		Management	For	For	None
9	Amend the Share Incentive Scheme		Management	For	For	None
S.1	Grant authority to repurchase shares		Management	For	For	None
10	Approve the signature of documents		Management	For	For	None
	Transact any other business		Non-Voting			None
	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE		Non-Voting			None
IN NUMBERING. IF YOU HAVE AL-READY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU DECI-DE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246	55P	25373	0	24-Dec-2009	22-Jan-2010

Page 13 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

COMPANHIA SIDERURGICA NACIONAL

Security	P8661X103		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	29-Jan-2010
ISIN	BRCSNAACNOR6		Agenda	702195377 - Management
City	RIO DE JANEIRO		Holding Recon Date	27-Jan-2010
Country	Brazil		Vote Deadline Date	20-Jan-2010
SEDOL(s)	2210261 - B019KX8 - B1437Z5		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
I	Approve the protocol and justification of the Merger by Companhia		Management	For	For	None
Siderurgica Nacional CSN of its subsidiary Galvasud S.A., a
Company with Corporate Taxpayer ID CNPJMF Number
02.618.456.0001.45 Galvasud
II	Approve and ratify the hiring of KPMG Auditores Independentes,		Management	For	For	None
the specialized Company responsible for drafting the book
valuation report on the net worth of Galvasud, to be transferred to
CSN
III	Approve the mentioned book valuation report on the net worth of		Management	For	For	None
Galvasud with a basis date of 31 DEC 2009
IV	Approve the Merger of Galvasud into CSN, under the terms and		Management	For	For	None
conditions established in the above mentioned protocol and
justification of Merger
V	Authorize the Management of CSN to perform the acts that are		Management	For	For	None
necessary for the implementation of the Merger transaction to be decided on at the general meeting for which this call notice is issued
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244254	55P	31390	0	19-Jan-2010	28-Jan-2010
244255	55P	7700	0	19-Jan-2010	20-Jan-2010

Page 14 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

DIAGNOSTICOS DA AMERICA SA, BARUERI

Security	P3589C109		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	01-Feb-2010
ISIN	BRDASAACNOR1		Agenda	702199325 - Management
City	BARUERI		Holding Recon Date	28-Jan-2010
Country	Brazil		Vote Deadline Date	26-Jan-2010
SEDOL(s)	B03WBK9 - B05HB24		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve, in accordance with the terms of Article 12, line iv, of the		Management	For	For	None
Corporate Bylaws of the Company, of the proposal from the
Management to split common shares issued by the Company,
with each 1 common share coming to be represented by 4
common shares, with the shareholders receiving 3 new common
shares for each 1 common share held by the shareholders on the date that the general meeting that approves the split is held, with it being certain that the shares coming from the split will participate on equal terms in all of the benefits, including the dividends and any other capital remuneration that comes to be distributed by the
Company beginning on 28 DEC 2009, including that date
2	Amend the Article 5 of the Corporate Bylaws of the Company, to		Management	For	For	None
reflect the number of shares into which the share capital is divided as a result of the share split mentioned above
3	Approve to amend the main part of Article 6 of the Corporate		Management	For	For	None
Bylaws of the Company, to increase the authorized capital limit
4	Approve the consolidation of the Corporate Bylaws of the		Management	For	For	None
Company
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	1200	0	26-Jan-2010	26-Jan-2010

Page 15 of 350	05-Aug-2010

Vote Summary

TIGER BRANDS LTD

Security	S84594142		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	16-Feb-2010
ISIN	ZAE000071080		Agenda	702188447 - Management
City	BRYANSTON		Holding Recon Date	15-Feb-2010
Country	South Africa		Vote Deadline Date	09-Feb-2010
SEDOL(s)	B0J4PP2 - B0MHHG3 - B0N4871		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

1	Receive and adopt annual financial statements		Management	For	For	None
2	Re-elect R.M.W. Dunne, who retires in terms of Article 14 of the		Management	For	For	None
Articles of Association of the Company
3	Re-elect B.L. Sibiya, who retires in terms of Article 14 of the		Management	For	For	None
Articles of Association of the Company
4	Re-elect L.C. Van Vught, who retires in terms of Article 14 of the		Management	For	For	None
Articles of Association of the Company
5	Re-elect P.M. Roux, who retires in terms of Article 13.2 of the		Management	For	For	None
Articles of Association of the Company
6	Re-elect M. Fleming, who retires in terms of Article 13.2 of the		Management	For	For	None
Articles of Association of the Company
7	Approve the remuneration payable to the Non-Executive Directors		Management	For	For	None
including the Chairman and Deputy Chairman
8	Approve the remuneration payable to the Non-Executive Directors		Management	For	For	None
who participate in the Sub-Committees of the Board
9	Approve to increase the fees payable to the Non-Executive		Management	For	For	None
Directors
S.1	Authorize the Company to acquire the shares in the Company		Management	For	For	None
	Transact such other business		Non-Voting			None
	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE		Non-Voting			None
IN NUMBERING OF RESOLUTION 1-0 AND RECEIPT OF
ARTICLE NUMBER IN RESOLUTIONS. IF YOU HAVE ALREADY
SENT IN YO-UR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR-
ORIGINAL INSTRUCTIONS. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	3232	0	04-Jan-2010	09-Feb-2010

Page 16 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

YANZHOU COAL MNG CO LTD
Security	Y97417102		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	26-Feb-2010
ISIN	CNE1000004Q8		Agenda	702191711 - Management
City	SHANDONG		Holding Recon Date	26-Jan-2010
Country	China		Vote Deadline Date	22-Feb-2010
SEDOL(s)	6109893 - B01XVK4 - B07LWN2		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
-	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED		Non-Voting			None
TO VOTE IN "FAVOR" OR "AGAINST"-ONLY FOR ALL
RESOLUTIONS. THANK YOU.
1.	Elect Mr. Li Weimin as a Director of the Company, whose		Management	For	For	None
appointment will
S.2	Amend the Rules of Procedures for the Board of Yanzhou Coal		Management	For	For	None
Mining Company Limited
S.3	Amend the Rules of Procedures for the Supervisory Committee of		Management	For	For	None
Yanzhou Coal Mining Company Limited
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212248	55P	279920	0	12-Jan-2010	22-Feb-2010

Page 17 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

PT ASTRA INTERNATIONAL TBK
Security		Y7117N149		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date	01-Mar-2010
ISIN		ID1000057607		Agenda	702240312 - Management
City		JAKARTA		Holding Recon Date	11-Feb-2010
Country		Indonesia		Vote Deadline Date	24-Feb-2010
SEDOL(s)		5818402 - 6291712 - B01DP91		Quick Code
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation
1	Approve the change of the Board of Directors Composition			Management	For	For	None
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246		55P	48000	0	17-Feb-2010	24-Feb-2010

Page 18 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

PUBLIC BANK BHD

Security	Y71497104	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date		02-Mar-2010
ISIN	MYL1295OO004	Agenda	702232327 - Management
City	KUALA LUMPUR	Holding Recon Date	25-Feb-2010
Country	Malaysia	Vote Deadline Date	22-Feb-2010
SEDOL(s)	6707123 - 6707145 - B012W42 - B2RDL46	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1.	Receive the audited financial statements for the FYE 31 DEC	Management	For	For	None
2009 and the reports of the Directors and the Auditors thereon
2.	Re-elect Dato Yeoh Chin Kee as a Director, who retires by	Management	For	For	None
rotation pursuant to Article 111 of the Company's Articles of
Association
3.	Re-elect Y.A.M. Tengku Abdul Rahman Ibni Sultan Haji Ahmad	Management	For	For	None
Shah Al-Mustain Billah as a Director, who retires by rotation pursuant to Article 111 of the Company's Articles of Association
4.	Re-appoint Tan Sri Dato Sri Dr. Teh Hong Piow as a Director of	Management	For	For	None
the Company, who retires pursuant to Section 129 of the
Companies Act 1965, until the next AGM
5.	Re-appoint Tan Sri Dato Thong Yaw Hong as a Director of the	Management	For	For	None
Company, who retires pursuant to Section 129 of the Companies
Act 1965, until the next AGM
6.	Re-appoint Dato Dr. Haji Mohamed Ishak bin Haji Mohamed Ariff	Management	For	For	None
as a Director of the Company, who retires pursuant to Section 129 of the Companies Act 1965, until the next AGM
7.	Approve the payment of Directors' fees of MYR 1,305,000 for the	Management	For	For	None
FYE 31 DEC 2009
8.	Re-appoint Messrs. KPMG as the Auditors of the Company for the	Management	For	For	None
FYE 31 DEC 2010 and authorize the Directors to fix the Auditors'
remuneration
9.	Authorize the Company, subject to the Companies Act, 1965, the	Management	For	For	None
Memorandum and Articles of Association of the Company and the
requirements of Bank Negara Malaysia, Bursa Malaysia Securities
Berhad Bursa Malaysia and any other relevant authorities, to purchase such number of ordinary shares of MYR 1.00 each in
PBB as may be determined by the Directors from time to time
through Bursa Malaysia upon such terms and conditions as the
Directors may deem fit in the interest of the Company provided that the aggregate number of shares purchased pursuant to this resolution does not exceed 10% of the total issued and paid-up share capital of the Company; an amount not exceeding PBB's
total audited retained profits and share premium account at the time of purchase by PBB for the Proposed Share Buy-Back;
CONTD.
-	CONTD. based on the latest audited financial statements of PBB	Non-Voting			None
as at 31 DEC-2009, the retained profits amounted to
approximately MYR 1,891,220,000 after-deducting the second
interim cash dividend of MYR 647,147,000 and the share-
premium account amounted to approximately MYR 1,073,048,000
after deducting-the share dividend ; Authority expires the earlier of the conclusion of the-next AGM of the Company or an ordinary

Page 19 of 350	05-Aug-2010

			Vote Summary

	resolution passed by the shareholders-of the Company in a
	general meeting ; and authorize the Directors to act and-to take all
	steps and do all things as they may deem necessary or expedient-
	in order to implement, finalize and give full effect to the Proposed
	Share-Buy-Back and to decide in their absolute discretion to either
	retain the-ordinary shares of MYR 1.00 each in PBB purchased by
	PBB CONTD.
-	CONTD. pursuant to the Proposed Share Buy-Back as treasury			Non-Voting			None
	shares to be-either distributed as share dividends or resold on
	Bursa Malaysia or-subsequently cancelled, or to cancel the shares
	so purchased, or a-combination of both

Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
				Shares

212247		55P	35920	0	08-Feb-2010	22-Feb-2010

Page 20 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

EREGLI DEMIR VE CELIK FABRIKALARI TURK ANONIM SIRK

Security	M40710101		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	09-Mar-2010
ISIN	TRAEREGL91G3		Agenda	702250363 - Management
City	ANKARA		Holding Recon Date	05-Mar-2010
Country	Turkey	Blocking	Vote Deadline Date	26-Feb-2010
SEDOL(s)	4311689 - 4315197 - B03MS97 - B03N135 -		Quick Code
B3LBT16
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: POWER		Non-Voting			None
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
1	Opening of the assembly and election of the Chairmanship		Management	For	For	None
2	Authorize the Chairmanship in order to sign the minutes of the		Management	For	For	None
assembly
3	Approve the Board of Directors' activity report, Auditors' report and		Management	For	For	None
as well as of the Independent External Auditing Company's report
4	Ratify the balance sheet and profit & loss statement of year 2009		Management	For	For	None
5	Amend Article 14 of the Articles of Association provided that the		Management	For	For	None
necessary permissions will be taken from Ministry of Industry and
Trade and Capital Market Board
6	Ratify the mid-term elections for the vacated Board memberships		Management	For	For	None
7	Grant discharge to the Board Members and Auditors		Management	For	For	None
8	Approve to determine the remuneration for the members of the		Management	For	For	None
Board of Directors and the Auditors
9	Election of the members of the Board of Directors		Management	For	For	None
10	Election of the Auditors		Management	For	For	None
11	Ratify the Independent Auditing Company election		Management	For	For	None
12	Authorize the members of the Board of Directors to participate in		Management	For	For	None
activities indicated in the Articles 334 and 335 of the Turkish
Trade Code
13	Approve to give information about the donations given across the		Management	For	For	None
year
14	Approve to give information about the security, bails and		Management	For	For	None
mortgages in favour of the third parties
15	Wishes and suggestions		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212248	55P	101161	0	22-Feb-2010	03-Mar-2010

Page 21 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

BANCO BRADESCO S A

Security	P1808G117		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	10-Mar-2010
ISIN	BRBBDCACNPR8		Agenda	702237911 - Management
City	OSASCO		Holding Recon Date	08-Mar-2010
Country	Brazil		Vote Deadline Date	03-Mar-2010
SEDOL(s)	2074520 - 7074280 - B00FM53 - B00GJ22 -		Quick Code
B04D3P0 - B04S850
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
-	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM 3 AND 4 ONLY.-THANK YOU.
1.	Receive the Board of Directors' annual report, the Finance		Non-Voting			None
Committee's report-accompanied by the Independent Auditors'
report and examine, discuss and vote-on the Company's
consolidated financial statements for the FYE 31 DEC 2009
2.	To decide on the allocation of the result of the FY and ratification		Non-Voting			None
the amoun-t of interest over capital and dividends distributed
3.	Election of Lazaro de Mello Brandao, Antonio Bornia, Mario da		Management	For	For	None
Silveira Teixeira Junior, Marcio Artur Laurelli Cypriano, Joao
Aguiar Alvarez, Denise Aguiar Alvarez, Luiz Carlos Trabuco
Cappi, Carlos Alberto Rodrigues Guilherme, Ricardo Espirito
Santo Silva Salgado as the Members of the Board of Directors
4.	Elect the Members of the Finance Committee		Management	For	For	None

5.	To set the global remuneration of the Board of Directors and the		Non-Voting			None
Finance-Committee
	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT		Non-Voting			None
OF DIRECTOR NAMES. IF YOU H-AVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244253	55P	24480	0	16-Feb-2010	03-Mar-2010

Page 22 of 350	05-Aug-2010

		Vote Summary

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares
244255	55P	36980	0	16-Feb-2010	03-Mar-2010

Page 23 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

WAL-MART DE MEXICO SAB DE CV, MEXICO
Security	P98180105		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	11-Mar-2010
ISIN	MXP810081010		Agenda	702239888 - Management
City	MEXICO D.F		Holding Recon Date	03-Mar-2010
Country	Mexico		Vote Deadline Date	04-Mar-2010
SEDOL(s)	2135212 - B01FD93 - B02YZ04 - B2Q3MT9		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
I	Receive the report from the Board of Directors		Management	For	For	None
II	Receive the report from the General Director		Management	For	For	None
III	Receive the report from the Audit and Corporate Practices		Management	For	For	None
Committees
IV	Approve the financial information to 31 DEC 2009		Management	For	For	None
V	Receive the report regarding the situation of the fund for the		Management	For	For	None
repurchase of shares
VI	Approve the plan to cancel repurchased shares of the Company		Management	For	For	None
that are currently held in treasury
VII	Approve the plan for the allocation of results for the period running		Management	For	For	None
from 01 JAN to 31 DEC 2009
VIII	Approve the plan for the payment of a dividend of MXN 0.70 per		Management	For	For	None
share
IX	Amend Article 5 of the Corporate ByLaws		Management	For	For	None
X	Approve the report regarding the fulfillment of fiscal obligations		Management	For	For	None
XI	Approve the report regarding the Employee Stock Plan		Management	For	For	None
XII	Approve the report from the Wal-Mart De Mexico Foundation		Management	For	For	None
XIII	Approve the report regarding the acquisition and integration of		Management	For	For	None
Wal Mart Central America
XIV	Ratify the acts of the Board of Directors during 2009		Management	For	For	None
XV	Appointment of the Members of the Board of Directors		Management	For	For	None
XVI	Appointment of the Chairpersons of the Audit and Corporate		Management	For	For	None
Practices
XVII	Approve the resolutions contained in the minutes of the general		Management	For	For	None
meeting held
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246	55P	63500	0	16-Feb-2010	04-Mar-2010

Page 24 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

HUANENG POWER INTERNATIONAL INC, BEIJING

Security	Y3744A105	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol		Meeting Date	16-Mar-2010
ISIN	CNE1000006Z4	Agenda	702225497 - Management
City	BEIJING	Holding Recon Date	24-Feb-2010
Country	China	Vote Deadline Date	11-Mar-2010
SEDOL(s)	5788839 - 6099671 - 6441904 - B01XLD7 -	Quick Code
B16TW67
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO	Non-Voting			None
VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS.
THANK YOU.
S.1.1	Approve, in relation to the New H Share Issue by the Company,	Management	For	For	None
the Class of shares and nominal value per share
S.1.2	Approve, in relation to the New H Share Issue by the Company,	Management	For	For	None
the method of issuance
S.1.3	Approve, in relation to the New H Share Issue by the Company,	Management	For	For	None
the target subscribers
S.1.4	Approve, in relation to the New H Share Issue by the Company,	Management	For	For	None
the method of subscription
S.1.5	Approve, in relation to the New H Share Issue by the Company,	Management	For	For	None
the number of shares to be issued
S.1.6	Approve, in relation to the New H Share Issue by the Company,	Management	For	For	None
the price determinate date
S.1.7	Approve, in relation to the New H Share Issue by the Company,	Management	For	For	None
the subscription price
S.1.8	Approve, in relation to the New H Share Issue by the Company,	Management	For	For	None
the adjustment to the number of shares to be issued and the
subscription price
S.1.9	Approve, in relation to the New H Share Issue by the Company,	Management	For	For	None
the lock-up period(s)
S1.10	Approve, in relation to the New H Share Issue by the Company,	Management	For	For	None
the listing of shares
S1.11	Approve, in relation to the New H Share Issue by the Company,	Management	For	For	None
the use of proceeds
S1.12	Approve, in relation to the New H Share Issue by the Company,	Management	For	For	None
the arrangement regarding the accumulated undistributed
earnings
S1.13	Approve, in relation to the New A Share Issue and the New H	Management	For	For	None
Share Issue by the Company, the relationship between the New A
Share Issue and the New H Share Issue
S1.14	Approve, in relation to the New H Share Issue by the Company,	Management	For	For	None
the validity period of these resolutions
S.2	Approve the resolution regarding the signing of the Subscription	Management	For	For	None
Agreements with designated investors
3.	Approve the resolution that the Company meets with the	Management	For	For	None
conditions for New A Share Issue
4.	Approve the resolution regarding the Company's feasibility report	Management	For	For	None
on the use of proceeds from the New A Share Issue
5.	Approve the resolution regarding the Company's report on the use	Management	For	For	None
of proceeds from previous fund raising

Page 25 of 350	05-Aug-2010

Vote Summary

s.6	Approve the resolution regarding amendments to the Articles of		Management	For	For	None
Association consequential to the New Issue
S.7	Approve the resolution regarding the general authorization from		Management	For	For	None
the general meeting to the Board of Directors to process all related matters incidental to the New A Share Issue and the New
H Share Issue
	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT		Non-Voting			None
OF TRUE RECORD DATE. IF YOU-HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	152000	0	22-Feb-2010	11-Mar-2010

Page 26 of 350	05-Aug-2010

Vote Summary

HUANENG POWER INTERNATIONAL INC, BEIJING

Security	Y3744A105		Meeting Type	Class Meeting
Ticker Symbol			Meeting Date	16-Mar-2010
ISIN	CNE1000006Z4		Agenda	702226033 - Management
City	BEIJING		Holding Recon Date	23-Feb-2010
Country	China		Vote Deadline Date	11-Mar-2010
SEDOL(s)	5788839 - 6099671 - 6441904 - B01XLD7 -		Quick Code
B16TW67
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO		Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS.
THANK YOU
S.1.1	Approve the Class of shares and nominal value per share, in		Management	For	For	None
relation to the New A Share Issue and the New H Share Issue by
the Company
S.1.2	Approve the Method of issuance, in relation to the New A Share		Management	For	For	None
Issue and the New H Share Issue by the Company
S.1.3	Approve the Target subscribers, in relation to the New A Share		Management	For	For	None
Issue and the New H Share Issue by the Company
S.1.4	Approve the Method of subscription, in relation to the New A		Management	For	For	None
Share Issue and the New H Share Issue by the Company
S.1.5	Approve the Number of shares to be issued, in relation to the New		Management	For	For	None
A Share Issue and the New H Share Issue by the Company
S.1.6	Approve the Price determinate date, in relation to the New A		Management	For	For	None
Share Issue and the New H Share Issue by the Company
S.1.7	Approve the Subscription price, in relation to the New A Share		Management	For	For	None
Issue and the New H Share Issue by the Company
S.1.8	Approve the Adjustment to the number of shares to be issued and		Management	For	For	None
the subscription price, in relation to the New A Share Issue and the New H Share Issue by the Company
S.1.9	Approve the Lock-up period s , in relation to the New A Share		Management	For	For	None
Issue and the New H Share Issue by the Company
S1.10	Approve the Listing of shares, in relation to the New A Share		Management	For	For	None
Issue and the New H Share Issue by the Company
S1.11	Approve the Use of proceeds, in relation to the New A Share		Management	For	For	None
Issue and the New H Share Issue by the Company
S1.12	Approve the Arrangement regarding the accumulated		Management	For	For	None
undistributed earnings, in relation to the New A Share Issue and the New H Share Issue by the Company
S1.13	Approve the relationship between the New A Share Issue and the		Management	For	For	None
New H Share Issue, in relation to the New A Share Issue and the
New H Share Issue by the Company
S1.14	Approve the Validity period of these resolutions, in relation to the		Management	For	For	None
New A Share Issue and the New H Share Issue by the Company
S.2	Approve the signing of the Subscription Agreements with		Management	For	For	None
designated investors
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	152000	0	22-Feb-2010	11-Mar-2010

Page 27 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

AMERICA MOVIL SAB DE CV, MEXICO
Security	P0280A101		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	17-Mar-2010
ISIN	MXP001691213		Agenda	702271103 - Management
City	MEXICO D.F.		Holding Recon Date	08-Mar-2010
Country	Mexico		Vote Deadline Date	09-Mar-2010
SEDOL(s)	2667470 - 2723930 - 7055809 - B1BQGN8		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
I.	Amend the various provisions of the Corporate Bylaws of the		Management	For	For	None
Company; resolutions in this regard
II.	Approve the designation of delegates who will carry out the		Management	For	For	None
resolutions passed by this meeting and, if relevant, formalize them as appropriate; resolutions in this regard
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246	55P	358200	0	04-Mar-2010	09-Mar-2010

Page 28 of 350	05-Aug-2010

Vote Summary

AMERICA MOVIL SAB DE CV, MEXICO
Security		P0280A101		Meeting Type	Ordinary General Meeting
Ticker Symbol				Meeting Date	17-Mar-2010
ISIN		MXP001691213		Agenda	702274743 - Management
City		MEXICO		Holding Recon Date	08-Mar-2010
Country		Mexico		Vote Deadline Date	10-Mar-2010
SEDOL(s)		2667470 - 2723930 - 7055809 - B1BQGN8		Quick Code
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation
1	Approve to carry out transactions that represent 20% or more of			Management	For	For	None
the consolidated assets of the Company on the basis of numbers corresponding to the end of the fourth quarter of 2009, in
accordance with that which is provided for in Section 17 of the
Corporate Bylaws of the Company and in Article 47 of the
Securities Market Law; resolutions in this regard
2	Approve the designation of delegates who will carry out the			Management	For	For	None
resolutions passed by this meeting and, if relevant, formalize them as appropriate; resolutions in this regard
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246		55P	358200	0	08-Mar-2010	10-Mar-2010

Page 29 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

BANK CHINA LTD

Security	Y0698A107	Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol	Meeting Date		19-Mar-2010
ISIN	CNE1000001Z5	Agenda	702225675 - Management
City	BEIJING	Holding Recon Date	12-Feb-2010
Country	China	Vote Deadline Date	16-Mar-2010
SEDOL(s)	B154564 - B15ZP90 - B15ZV58	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

S.1	Authorize the Board and/or a Board Committee, during the	Management	For	For	None
Relevant Period as hereafter defined , an unconditional general mandate to separately or concurrently allot, issue and/or deal with
A Shares and/or H Shares, and to make or grant offers,
agreements, options or conversion rights in respect thereof: such mandate shall not extend beyond the Relevant Period save that the Board may during the Relevant Period make or grant offers, agreements, options or conversion rights which might require the exercise of such powers after the end of the Relevant Period; the aggregate CONTD.
-	CONTD. nominal amount of the A Shares and/or H Shares to be	Non-Voting			None
allotted, issued-and/or dealt with or agreed conditionally or unconditionally to be issued,-allotted and/or dealt with by the
Board shall not exceed 20% of the aggregate-nominal amount of each of the existing A Shares and/or H Shares at the date-of the passing of this resolution; and the Board will only exercise its power-under such mandate in accordance with the Company Law
of the PRC and the-Rules Governing the Listing of Securities on
The Stock Exchange of Hong Kong-Limited as amended from
time to time or applicable laws, rules and-regulations of other government or regulatory bodies and only if all-necessary
approvals from the China Securities Regulatory Commission
and/or-other relevant PRC government authorities are obtained,
CONTD.
-	CONTD. Authority expires the earlier of the conclusion of the next	Non-Voting			None
AGM of-the Bank following the passing of this special resolution or the expiration-of the 12-month period following the passing of this special resolution ;-Contingent on the Board resolving to issue shares pursuant to paragraph of-this special resolution, the Board is authorized to increase the registered-capital of the Bank to reflect the number of shares to be CONTD.
-	CONTD. issued by the Bank pursuant to this special resolution	Non-Voting			None
and to make-such appropriate and necessary amendments to the
Articles of Association of-the Bank as they think fit to reflect such increase in the registered capital-of the Bank and to take any other action and complete any formality required-to effect the issuance of shares pursuant to paragraph of this special-
resolution and the increase in the registered capital of the Bank
S.2.1	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Type of securities to be issued

Page 30 of 350	05-Aug-2010

Vote Summary

S.2.2	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
issue size
S.2.3	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
par value and issue price
S.2.4	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
term
S.2.5	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
interest rate
S.2.6	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
method and timing of interest payment
S.2.7	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
conversion period
S.2.8	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application: CB
Conversion Price and adjustment
S.2.9	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Downward adjustment to CB Conversion Price
S2.10	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Conversion method of fractional share
S2.11	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Terms of redemption

Page 31 of 350	05-Aug-2010

Vote Summary

S2.12	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Redemption at the option of the CB Holders
S2.13	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Dividend rights of the year of conversion
S2.14	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Method of issuance and target subscribers
S2.15	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Subscription arrangement for the existing A Shareholders
S2.16	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application: CB
Holders and meetings
S2.17	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Use of proceeds from the issuance of the Convertible Bonds
S2.18	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Special provisions in relation to supplementary capital
S2.19	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
Guarantee and security
S2.20	Approve that each of the following items in respect of the	Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application: the validity period of the resolution of the issuance of the Convertible
Bonds

Page 32 of 350	05-Aug-2010

Vote Summary

S2.21	Approve that each of the following items in respect of the		Management	For	For	None
proposed issuance of the A share convertible corporate bonds
Convertible Bonds within the PRC by the Bank, and shall be
implemented subsequent to the granting of the approval from the relevant governmental authorities in the PRC upon application:
matters relating to authorization in connection with the issuance of the Convertible Bonds
3	Approve the Capital Management Plan	2010 to 2012	Management	For	For	None

4	Approve the Feasibility Analysis Report on Use of Proceeds of the		Management	For	For	None
Public Issuance of A Share Convertible Corporate Bonds by the
Bank
5	Approve the Utilization Report on the Bank's Use of Proceeds		Management	For	For	None
from the Previous Issuance of Securities by the Bank
6	Elect Mr. Li Jun as a Supervisor of the Bank		Management	For	For	None

	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE		Non-Voting			None
IN THE RECORD DATE. IF YOU H-AVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	1307930	0	01-Feb-2010	16-Mar-2010
212247	55P	577720	0	01-Feb-2010	16-Mar-2010

Page 33 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

COMPANHIA SIDERURGICA NACIONAL

Security	P8661X103		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	25-Mar-2010
ISIN	BRCSNAACNOR6		Agenda	702272826 - Management
City	RIO DE JANEIRO		Holding Recon Date	23-Mar-2010
Country	Brazil		Vote Deadline Date	19-Mar-2010
SEDOL(s)	2210261 - B019KX8 - B1437Z5		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve to split the common shares issued by the Company, in		Management			None
the proportion of 2/1 i.e., 2 new shares in the place of 1 share existing on the date of the resolution, with the consequent
amendment of Article 5 of the Corporate Bylaws
2	Approve to increase of the Company's authorized capital limit to		Management			None
2,400,000,000 common shares, with the consequent amendment
of Article 7 of the Corporate Bylaws, to reflect the share split
	PLEASE NOTE THAT THIS IS A SECOND CALL [1ST CALL ON		Non-Voting			None
16 MAR 2010]. PRIOR INSTRU-CTIONS REMAIN VALID
UNLESS OTHERWISE STATED.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	16500	0

Page 34 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

COMPANHIA SIDERURGICA NACIONAL

Security	P8661X103		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	25-Mar-2010
ISIN	BRCSNAACNOR6		Agenda	702272826 - Management
City	RIO DE JANEIRO		Holding Recon Date	23-Mar-2010
Country	Brazil		Vote Deadline Date	19-Mar-2010
SEDOL(s)	2210261 - B019KX8 - B1437Z5		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve to split the common shares issued by the Company, in		Management	For	For	None
the proportion of 2/1 i.e., 2 new shares in the place of 1 share existing on the date of the resolution, with the consequent
amendment of Article 5 of the Corporate Bylaws
2	Approve to increase of the Company's authorized capital limit to		Management	For	For	None
2,400,000,000 common shares, with the consequent amendment
of Article 7 of the Corporate Bylaws, to reflect the share split
	PLEASE NOTE THAT THIS IS A SECOND CALL [1ST CALL ON		Non-Voting			None
16 MAR 2010]. PRIOR INSTRU-CTIONS REMAIN VALID
UNLESS OTHERWISE STATED.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244254	55P	40390	0	08-Mar-2010	15-Mar-2010
244255	55P	8400	0	08-Mar-2010	08-Mar-2010

Page 35 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

ECOPETROL S A
Security	279158109		Meeting Type	Annual
Ticker Symbol	EC		Meeting Date	25-Mar-2010
ISIN	US2791581091		Agenda	933195819 - Management
City			Holding Recon Date	23-Feb-2010
Country	United States		Vote Deadline Date	18-Mar-2010
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
04	APPROVAL OF THE AGENDA		Management	For	For	None
05	APPOINTMENT OF THE MEETING'S PRESIDENT		Management	For	For	None
06	APPOINTMENT OF THE COMMISSION IN CHARGE OF		Management	For	For	None
SCRUTINIZING ELECTIONS AND POLLING
07	APPOINTMENT OF THE COMMISSION IN CHARGE OF		Management	For	For	None
REVIEWING AND APPROVING THE MINUTES OF THE
MEETING
13	APPROVAL OF REPORTS PRESENTED BY THE		Management	For	For	None
MANAGEMENT, AND THE EXTERNAL AUDITOR AND
APPROVAL OF FINANCIAL STATEMENTS
14	APPROVAL OF PROPOSAL FOR DIVIDEND DISTRIBUTION		Management	For	For	None
15	ELECTION OF THE EXTERNAL AUDITOR AND ASSIGNMENT Management			For	For	None
OF REMUNERATION
16	ELECTION OF THE BOARD OF DIRECTORS		Management	For	For	None
17	AUTHORIZATION FOR PUBLIC ISSUANCE OF NON-		Management	For	For	None
CONVERTIBLE BONDS
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
000212251	93I	14310	0	02-Mar-2010	02-Mar-2010

Page 36 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

AKBANK TURK ANONIM SIRKETI

Security	M0300L106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-Mar-2010
ISIN	TRAAKBNK91N6		Agenda	702222237 - Management
City	ISTANBUL		Holding Recon Date	24-Mar-2010
Country	Turkey	Blocking	Vote Deadline Date	17-Mar-2010
SEDOL(s)	4011127 - B03MN70 - B04KCN2		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: POWER		Non-Voting			None
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
1	Elect the Chairmanship and authorize the Chairmanship to sign		Management	For	For	None
the minutes of
2	Approve the Board of Directors' activity report and the Auditors'		Management	For	For	None
report
3	Ratify and approve the balance sheet and the profit & loss		Management	For	For	None
statement of year 2009; grant discharge to the Board Members and the Auditors
4	Approve to take decision on the distribution of 2009 profits		Management	For	For	None
5	Ratify the Memberships of the Board Members appointed to be on		Management	For	For	None
duty for the left period
6	Re-elect the Members of the Board of Directors whose term in		Management	For	For	None
office have expired and approve the determination of their
remuneration
7	Ratify the Independent External Auditing Company elected for		Management	For	For	None
2010, 2011 and 2012
8	Authorize the Members of the Board of Directors to issue bonds		Management	For	For	None
and commercial papers
9	Approve to give inform about the donations and grants given		Management	For	For	None
across the year
10	Authorize the Members of the Board of Directors to participate in		Management	For	For	None
activities indicated in the Articles 334 and 335 of the Turkish
Trade Code
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212247	55P	15409	0	01-Feb-2010	17-Mar-2010

Page 37 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

PETROBRAS ENERGIA SA, BUENOS AIRES

Security	P7873P114		Meeting Type	Ordinary General Meeting

Ticker Symbol			Meeting Date	26-Mar-2010

ISIN	ARPERE010103		Agenda	702265693 - Management

City	BUENOS AIRES		Holding Recon Date	01-Mar-2010

Country	Argentina	Blocking	Vote Deadline Date	16-Mar-2010

SEDOL(s)	2681931 - B038C37		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN		Non-Voting			None
SHAREHOLDERS TO PARTICIPATE-IN SHAREHOLDERS'
MEETINGS, ARGENTINEAN COMPANIES MAY REQUEST
FOREIGN-SHAREHOLDERS TO PROVIDE PROOF OF THEIR
REGISTRATION AT THE SUPERINTENDENCY OF-
CORPORATIONS INSPECCION GENERAL DE JUSTICIA .
1.	Receive the annual report and informative summary, inventory,		Management	For	For	None
balance sheet, income statement, evolution of the equity, cash flow statement, complimentary notes and attachments to the
balance sheet and the version in the English language of the mentioned documents, the opinion of the Auditor, report from the oversight committee and additional information required by Article
68 of the stock exchange regulations, for the FYE 31 DEC 2009
2.	Approve the term in office of the Management and oversight		Management	For	For	None
bodies for the FYE 31 DEC 2009
3.	Approve the allocation of profit		Management	For	For	None

4.	Approve the acceptance of the resignation of full Members of the		Management	For	For	None
Board of Directors, election of full Members of the Board of
Directors, election of the alternate Members of the Board of
Directors and establishing their order for joining the Board
5.	Elect the full and alternate Members of the oversight Committee		Management	For	For	None

6.	Approve the remuneration of the Members of the Board of		Management	For	For	None
Directors and Members of the oversight Committee
7.	Approve the compensation of the Certified Public Accountant who		Management	For	For	None
audited the balance sheet to 31 DEC 2009 and designation of the
Certified Public Accountant to perform the outside auditing
functions for the new FY
8.	Approve the budget for the Audit Committee		Management	For	For	None

9.	Ratify all of that which was done based on the Merger by		Management	For	For	None
Absorption between Petrobras Energia S.A. and Petrobras
Energia Participaciones S.A
10.	Approve the term in office of the Management body of the		Management	For	For	None
Company that exercised the Management of Petrobras Energia
Participaciones S.A. from 27 MAR 2009 until its dissolution
11.	Approve the term in office of the oversight body of Petrobras		Management	For	For	None
Energia Participaciones S.A for the FY that began on 01 JAN
2009 until its dissolution
12.	Approve the remuneration for the Members of the oversight		Management	For	For	None
Committee of Petrobras Energia Participaciones S.A
13.	Approve the designation of 2 shareholders to sign the minutes		Management	For	For	None

Page 38 of 350	05-Aug-2010

		Vote Summary

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares
212251	55P	34697	0	01-Mar-2010	16-Mar-2010

Page 39 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

ANGLO PLATINUM LTD

Security	S9122P108	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		29-Mar-2010

ISIN	ZAE000013181	Agenda	702239004 - Management

City	JOHANNESBURG	Holding Recon Date	26-Mar-2010

Country	South Africa	Vote Deadline Date	22-Mar-2010

SEDOL(s)	0760393 - 5731598 - 6761000 - 6761011 -	Quick Code
B0372N4
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

O.1	Adopt the annual financial statements for the YE 31 DEC 2009,	Management	For	For	None
together with the Directors' report and the report of the Auditors
O.2.1	Re-elect Mr. T M F Phaswana as a Director of the Company, who	Management	For	For	None
retires in terms of Article 82 of the Articles of Association of the
Company
O.2.2	Re-elect Mr. R M W Dunne as a Director of the Company, who	Management	For	For	None
retires in terms of Article 82 of the Articles of Association of the
Company
O.2.3	Re-elect R Medori as a Director of the Company, who retires in	Management	For	For	None
terms of Article 85 of the Articles of Association of the Company
O.2.4	Re-elect Ms. W E Lucas-Bull as a Director of the Company, who	Management	For	For	None
retires in terms of Article 82 of the Articles of Association of the
Company
O.3	Appointment of Mr. R M W Dunne Chairman , Ms. S E N Sebotsa	Management	For	For	None
Member , Mr. TA Wixley [Member] to the Audit Committee in
terms of Section 94(2), the Board has determined that each of the
Members standing for appointment is Independent in accordance with requirements of Section 94(4)(b), and that they possess the required qualifications and experience as determined by the Board
O.4	Re-appoint Deloitte & Touche as the External Auditors of the	Management	For	For	None
Company and of the Group until the conclusion of the next AGM
O.5	Approve, that in terms of Article 71(b) of the Company's Articles of	Management	For	For	None
Association, the fees payable to the Chairman and Non-Executive
Directors for their services to the Board, Audit and other
committees of the Board be revised with effect from 01 JAN 2010 as specified
O.6	Approve the Company's Remuneration Policy, as specified in the	Management	For	For	None
remuneration report, which forms part of this annual report
O.7	Approve, subject to the provisions of Section 221 of the	Management	For	For	None
Companies Act, 1973, as amended, and the Listings
Requirements of the JSE Limited, to place the authorized but unissued ordinary shares of 10 cents each in the share capital of the Company excluding for this purpose those ordinary shares over which the Directors have been given specific authority to meet the requirements of the Anglo Platinum share schemes at the disposal and under the control of the Directors, to allot and issue such shares in their discretion to such persons on such terms and conditions and at such times as the Directors may
determine, which authority shall only be valid until the Company's next AGM

Page 40 of 350	05-Aug-2010

Vote Summary

S.1	Authorize the Company and/or any of its subsidiaries, in terms of		Management	For	For	None
Sections 85 and 89 of the Companies Act 1973 as amended the
Companies Act and in terms of the Listing Requirements of the
JSE Limited the Listing Requirements , to acquire ordinary shares of 10 cents each Ordinary issued by the Company, and/or
conclude derivative transactions which may result in the purchase of ordinary shares in terms of the Listings Requirements, it being recorded that such Listings Requirements currently require, inter alia, that: may make a general repurchase of securities only if any such repurchases of ordinary shares shall be implemented on the main Board of the JSE Limited JSE or any other stock exchange on which the Company's shares are listed and on which the
Company or any of its subsidiaries may wish to implement any repurchases of ordinary shares with the approval of the JSE and any other such Stock Exchange, as necessary, not exceedin
-	CONTD. in aggregate of 10% above the weighted average market		Non-Voting			None
price of such-shares over the previous 5 business days; in
addition, ordinary shares-acquired in terms of this general
authority to fulfill the requirements of-the Bonus Share Plan BSP will also not be purchased at a price greater than-the volume weighted average of the market value on the date of purchase;-
Authority expires the earlier of the conclusion of the next AGM or
15 months-; any derivative transactions which may result in the repurchase of ordinary-shares must be priced as follows: the strike price of any put option written-by the Company may not be at a price greater than or may be greater than that-stipulated in this resolution at the time of entering into the derivative-
agreement; the strike price of any put option may be greater than that-stipulated in this resolution at the time of entering into the derivative-agreement, but the Company may not exercise that
-	CONTD. of the money; and the strike price of any forward		Non-Voting			None
agreement may be-greater than that stipulated in this resolution;
when the Company and/or any-of its subsidiaries have
cumulatively purchased 3% of the number of ordinary-shares in issue on the date of passing of this special resolution including-
the delta equivalent of any such ordinary shares underlying
derivative-transactions which may result in the repurchase by the
Company of ordinary-shares and for each 3% in aggregate of the initial number of that class-acquired thereafter an announcement must be published as soon as possible and-not later than on the business day following the day on which the relevant-threshold is reached or exceeded, and the announcement must comply with
the-Listing Requirements; any general purchase by the Company and/or any of its-subsidiaries of the Company's ordinary shares in issue shall not in aggregate-in any one FY exceed 20% of the
Company's i
S.2	Approve that Article No 144 in the Articles of Association of the		Management	For	For	None
Company detailing the terms and conditions applicable to the
Company's convertible Perpetual Cumulative Preference Shares of 1 cent each is hereby cancelled and deleted in its entirety from the Articles of Association of the Company and, simultaneously, that the 836,235 Convertible Perpetual Cumulative Preference
Shares remaining in the authorized share capital of the Company be cancelled
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212248	55P	13111	0	16-Feb-2010	22-Mar-2010

Page 41 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

COMPANHIA DE GAS DE SAO PAULO-COMGAS

Security	P3055H194		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Mar-2010
ISIN	BRCGASACNPA3		Agenda	702294719 - Management
City	SAO PAULO		Holding Recon Date	25-Mar-2010
Country	Brazil		Vote Deadline Date	23-Mar-2010
SEDOL(s)	2039110		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU.
-	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM IV AND V ONLY.-THANK YOU.
I	To examine, discuss and vote upon the Board of Directors' annual		Non-Voting			None
report, the-financial statements and the Independent Auditor's report relating to FYE 31-DEC 2009
II	Allocation of net profit in regard to the FY that ended on 31 DEC		Non-Voting			None
2009, and-distribution of dividends, with the ratification of the resolution of the-Board of Directors regarding the payment of interest on shareholder equity
III	To approve the capital budget for 2010		Non-Voting			None
IV	Election of the Members of the Board of Directors, and ratify the		Management	For	For	None
V	Election of the Members of the Finance Committee		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	15400	0	24-Mar-2010	24-Mar-2010

Page 42 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG
Security	Y7145P165		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	31-Mar-2010
ISIN	TH0355A10Z12		Agenda	702227592 - Management
City	CHATUCHAK		Holding Recon Date	15-Feb-2010
Country	Thailand		Vote Deadline Date	29-Mar-2010
SEDOL(s)	B1359J0 - B13B738 - B13JK44		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
1	Acknowledge the 2009 performance result and 2010 work plan of		Management	For	For	None
the Company
2	Approve the 2009 financial statements		Management	For	For	None
3	Approve the dividend payment for 2009 performance		Management	For	For	None
4	Appoint the Auditor and approve to consider the Auditor's fees for		Management	For	For	None
the year
5.	Elect the new Directors in replacement of those who are due to		Management	For	For	None
retire by
6	Acknowledge the Directors' and the Sub-Committees'		Management	For	For	None
remuneration
7	Other matters (if any)		Management	For	Against	None
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

212251	55P	69465	0	01-Feb-2010	29-Mar-2010

Page 43 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

TURKIYE IS BANKASI AS

Security	M8933F115		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	31-Mar-2010
ISIN	TRAISCTR91N2		Agenda	702276468 - Management
City	ISTANBUL		Holding Recon Date	29-Mar-2010
Country	Turkey	Blocking	Vote Deadline Date	22-Mar-2010
SEDOL(s)	4311667 - 4869939 - B02S517 - B03MYS8 -		Quick Code
B03N425 - B03N436
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: POWER		Non-Voting			None
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
1	Opening and election of the Presidential Board and authorize the		Management	For	For	None
Chairmanship to sign the minutes of the meeting
2	Receive the Board of Director's and Auditors' reports and the brief		Management	For	For	None
independent auditing report
3	Approve the balance sheet and income statements of 2009		Management	For	For	None
4	Approve to absolving the members of the Board of Directors for		Management	For	For	None
the Company's activities accounts in 2009
5	Approve to absolving the Auditors for the Company's activities and		Management	For	For	None
accounts in 2009
6	Approve the decision on profit distribution, its method and date		Management	For	For	None
7	Approve to determine the salaries of the Members of Board of		Management	For	For	None
Directors
8	Election of Auditors for year 2010		Management	For	For	None
9	Approve to determine the salaries of Auditors		Management	For	For	None
10	Approve to inform the shareholders about the donations made		Management	For	For	None
during year 2009
11	Approve to inform the shareholders for the agreed Independent		Management	For	For	None
Audit Firm regarding terms between 2010 and 2012
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212247	55P	28746	0	08-Mar-2010	22-Mar-2010

Page 44 of 350	05-Aug-2010

Vote Summary

TURKIYE IS BANKASI AS

Security	M8933F255		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	31-Mar-2010
ISIN	TRETISB00010		Agenda	702277206 - Management
City	ISTANBUL		Holding Recon Date	29-Mar-2010
Country	Turkey	Blocking	Vote Deadline Date	22-Mar-2010
SEDOL(s)	B605VS1		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: POWER		Non-Voting			None
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
1	Opening and election of the Presidential Board, and authorize the		Management	For	For	None
Chairmanship to sign the minutes of the meeting
2	Receive the Board of Directors and Auditors reports, brief		Management	For	For	None
independent auditing report
3	Approve the balance sheet and income statements for the year		Management	For	For	None
2009
4	Approve to absolving the members of the Board of Directors for		Management	For	For	None
the Companies activities accounts in 2009
5	Approve to absolving the Auditors for the Companies activities		Management	For	For	None
and accounts in 2009
6	Approve the decision on profit distribution, its method and date		Management	For	For	None
7	Approve to determine the salaries of members of Board of		Management	For	For	None
Directors
8	Election of the Auditors for the year 2010		Management	For	For	None
9	Approve to determine the salaries of Auditors		Management	For	For	None
10	Approve the presenting of information to the shareholders about		Management	For	For	None
the donations made during the year 2009
11	Approve to inform shareholders for the agreed independent audit		Management	For	For	None
firm regarding terms between 2010 and 2012
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212247	55P	13257.238	0	08-Mar-2010	17-Mar-2010
Page 45 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

BRF - BRASIL FOODS SA, ITAJAI, SC

Security	P1905C100		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	31-Mar-2010

ISIN	BRBRFSACNOR8		Agenda	702296751 - Management

City	ITASAI		Holding Recon Date	29-Mar-2010

Country	Brazil		Vote Deadline Date	23-Mar-2010

SEDOL(s)	2036995		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.-
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
1.	Approve the Remuneration Plan based on shares and the		Management	For	For	None
regulations of the options for the executives of BRF Brasil Foods
S.A
2.	Approve the Remuneration Plan based on shares and the		Management	For	For	None
regulations of the options for the executives of SADIA S.A, with shares issued by BRF Brasil Foods S.A, in observance of the
Association Agreement and of the Sadia Option Plan
3.	Approve the split of the company's shares in the proportion of		Management	For	For	None
100% with the issuance of one new share for each existing one and the change of the proportion of the ADR American
Depositary Receipts program, placing the ADRs on the same
proportional basis, so that each one share will correspond to one
ADR
4.	Ratify the choice of the Company KPMG Auditores		Management	For	For	None
Independentes, appointed by this Board of Directors, for the preparation of the book valuation reports of the Companies Avipal
Nordeste S.A. and HFF Participacoes S.A., respectively
5.	Approve the valuation reports and protocols and justifications of		Management	For	For	None
merger
6.	Approve the mergers of the Companies Avipal Nordeste S.A. and		Management	For	For	None
HFF Participacoes S.A. into BRF Brasil Foods S.A. with the
consequent extinction of the Companies being merged
7.	Ratify the official newspapers of the Company's publications,		Management	For	For	None
Diario Official De Santa Catarina, Diario Catarinense and Valor
Economico
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	8000	0	19-Mar-2010	26-Mar-2010

Page 46 of 350	05-Aug-2010

Vote Summary

BRF - BRASIL FOODS SA, ITAJAI, SC

Security	P1905C100		Meeting Type	Ordinary General Meeting

Ticker Symbol			Meeting Date	31-Mar-2010

ISIN	BRBRFSACNOR8		Agenda	702298591 - Management

City	ITAJAI		Holding Recon Date	29-Mar-2010

Country	Brazil		Vote Deadline Date	23-Mar-2010

SEDOL(s)	2036995		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve the management report, financial statements and other		Management	For	For	None
documents related to the FY that ended on 31 DEC 2009, and to decide regarding the allocation of the result
2	Ratify the distribution of remuneration to the shareholders, in		Management	For	For	None
accordance with that which was resolved on by the Board of
Directors
3	Ratify the election of Roberto Faldini as a Member of the Board		Management	For	For	None
carried out at the Board of Directors meeting of 17 DEC 2009
4	Election of the Finance Committee and Audit Committee		Management	For	For	None

5	Approve to set the annual and aggregate remuneration of the		Management	For	For	None
Members of the Board of Directors and of the Finance Committee
6	Ratify the capital increase in reference to the confirmation of the		Management	For	For	None
public subscription of the distribution option for the supplementary lot, exercised by Banco UBS Pactual, on 20 AUG 2009
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	8000	0	22-Mar-2010	26-Mar-2010

Page 47 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

TURKIYE GARANTI BANKASI A S

Security		M4752S106		Meeting Type	Ordinary General Meeting
Ticker Symbol				Meeting Date	01-Apr-2010
ISIN		TRAGARAN91N1		Agenda	702238812 - Management
City		ISTANBUL		Holding Recon Date	30-Mar-2010
Country		Turkey	Blocking	Vote Deadline Date	23-Mar-2010
SEDOL(s)		4361617 - B032YF5 - B03MYP5 - B03N2W1		Quick Code
- B04KF33
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: POWER			Non-Voting			None
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
1	Opening and forming the Presidency Board			Management	For	For	None
2	Authorize the Board Members to sign the minutes of meeting			Management	For	For	None
3	Approve the reports of Board of Directors and the Auditors			Management	For	For	None
4	Approve and ratify the balance sheet and profit and loss accounts,			Management	For	For	None
acceptance or rejection by discussion of the Board of Directors proposal regarding the dividend distribution
5	Amend the 8th Article of the Articles of Association and temporary			Management	For	For	None
Article 2
6	Approve the release of the Board Members and Auditors			Management	For	For	None
7	Approve the determination on wages of Board Members and			Management	For	For	None
Auditors
8	Approve the Independent Audit Firm			Management	For	For	None
9	Approve to inform the shareholders about donations			Management	For	For	None
10	Authorize the Members of the Board of Directors to do business			Management	For	For	None
with the bank provisions of the Banking Law to remain reserved in accordance with Articles 334 and 335 of Turkish Commercial
Code
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212247		55P	47394	0	16-Feb-2010	23-Mar-2010

Page 48 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

THAI OIL PUBLIC CO LTD, CHATUCHAK

Security	Y8620B119		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	02-Apr-2010
ISIN	TH0796010013		Agenda	702294404 - Management
City	BANGKOK		Holding Recon Date	08-Mar-2010
Country	Thailand		Vote Deadline Date	31-Mar-2010
SEDOL(s)	B0305J0 - B03GZZ4 - B046NN7		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

1	Approve to certify the minutes of the 2009 AGM of shareholders		Management	For	For	None
held on 03 APR 2009
2	Approve to certify the Company's 2009 operating results and the		Management	For	For	None
audited financial statements for the YE 31 DEC 2009
3	Approve the dividend payment 2009 operating results at BAHT		Management	For	For	None
2.55 per SHS and after deduction of the interim dividend payment for the first half of 2009 performance at BAHT 1.05 per SHS, the
Company will pay the remaining dividend at BAHT 1.50 per SHS
4.	Approve the 2009 annual remuneration of the Company's		Management	For	For	None
Directors remuneration: 1) monthly fee Chairman 75,000
BAHT/month, Directors 60,000 BAHT/ month 2) bonus for
Directors who served the Company 2009 and those who resigned, retired during 2009 at 36 m equivalent to 0.3% of 2009 net profit;
and Board Committees Chairman 31,250 Baht/month, Directors
25,000 BAHT/month
5	Approve the 2010 annual appointment of the Auditors and		Management	For	For	None
determine their remuneration: 1) Mr. Charoen P. or 2. Mr. Winid S.
or 3. Mr. Vairoj J. to be appointed as the Company's Auditors in
2010 with remuneration 2,390,000 BAHT in total
6.1	Election of Mr. Apisak Tantivorawong as a Director		Management	For	For	None
6.2	Election of Mr. Krairit Nilkuha as a Director		Management	For	For	None
6.3	Election of Mr. Tevin Vongvanich as a Director		Management	For	For	None
6.4	Election of Pol.Gen. Adul Sangsingkaew as a Director		Management	For	For	None
6.5	Election of Mr. Goanpot Asvinvichit as a Director		Management	For	For	None
7	other business if any		Management	For	Against	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212251	55P	107946	0	19-Mar-2010	31-Mar-2010

Page 49 of 350	05-Aug-2010

Vote Summary

TURKIYE PETROL RAFINERILERI A S

Security	M8966X108		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	05-Apr-2010
ISIN	TRATUPRS91E8		Agenda	702252696 - Management
City	KOCAELI		Holding Recon Date	31-Mar-2010
Country	Turkey	Blocking	Vote Deadline Date	25-Mar-2010
SEDOL(s)	4311485 - 4907572 - B03MYT9 - B03N1K2		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: POWER		Non-Voting			None
OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN.
GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH
WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL
BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS
ARRANGEMENT, AN INDIVIDUAL BENEFICIAL OWNER POA
MAY BE REQUIRED. IF YOU-HAVE ANY QUESTIONS PLEASE
CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
THANK-YOU.
1	Opening and election of the presiding Board of the general		Management	For	For	None
assembly meeting
2	Approve, read and discuss the Board of Directors activity report,		Management	For	For	None
the statutory Auditors report and the independent Auditor report for the year 2009 and then, review the balance sheet and income statements and submit for the AGMs approval
3	Approve to absolve of the Board Members and Board Auditors for		Management	For	For	None
the Company s accounts and activities of the year 2009
4	Approve the amendments of Company Article 3 about Company		Management	For	For	None
purpose and operations, 6th Article about the capital and 31th
Article about the election rights
5	Election of the Board members and determining their duty period		Management	For	For	None
6	Election of the Auditors and determining their duty period		Management	For	For	None
7	Approve to determine the salaries of the Board of Directors and		Management	For	For	None
Auditors
8	Approve by change or refuse 2009 profit distribution and dividend		Management	For	For	None
date proposal of the Board of Directors
9	Approve the presentation of information to the shareholders about		Management	For	For	None
the profit distribution policy
10	Approve the presentation of information to the shareholders about		Management	For	For	None
the information policy of the Company
11	Approve the presentation of information to the shareholders about		Management	For	For	None
the donations
12	Approve the independent auditing firm		Management	For	For	None
13	Approve, in accordance with the commercial law Article 334 and		Management	For	For	None
335, give permission to the Board members to perform business activities within the fields of activity of the Company by himself or on the behalf of others and to be a partner in any Company
performing similar activities and to make other transactions
14	Approve to signing the minute book by the presiding Board and		Management	For	For	None
authorize the Presiding Board to sign in the name and behalf of the attendants
15	Wishes and comments of our shareholders		Management	For	For	None

Page 50 of 350	05-Aug-2010

		Vote Summary

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares
212251	55P	8930	0	24-Feb-2010	25-Mar-2010

Page 51 of 350	05-Aug-2010

Vote Summary

PTT AROMATICS AND REFINING PUBLIC COMPANY LTD, BAN

Security	Y71360112		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	05-Apr-2010
ISIN	TH0968010015		Agenda	702305473 - Management
City	BANGKOK		Holding Recon Date	08-Mar-2010
Country	Thailand		Vote Deadline Date	01-Apr-2010
SEDOL(s)	B2NBM63		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING		Non-Voting			None
ID 659535 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
1.	Acknowledge the minutes of PTTAR 2009 AGM of shareholders		Management	For	For	None
on 07 APR 2009
2.	Acknowledge the report of the Board of Directors relating to the		Management	For	For	None
Company's business operations for the year 2009
3.	Approve the Company's balance sheets and profit and loss		Management	For	For	None
statements of the year 2009
4.	Approve the distribution of profit for legal reserved and dividend		Management	For	For	None
payment for the operating results of the year 2009
5.1A	Re-election of Dr. Norkun Sitthiphong as a Director		Management	For	For	None
5.1B	Re-election of Dr. Chokchal Aksaranan as a Director		Management	For	For	None
5.1C	Re-election of Mr. Prasert Bunsumpun as a Director		Management	For	For	None
5.1D	Re-election of Dr. Prajya Phinyawat as a Director		Management	For	For	None
5.1E	Re-election of Mr. Nathi Premnasmi as a Director		Management	For	For	None
5.2	Approve the remuneration of Directors		Management	For	For	None
6.	Appointment of Mr. Winid Silamongkol, C.P.A. [Thailand]		Management	For	For	None
Reg.No.3378 and/or Mr. Vairoj Chindamaneepithak C.P.A.
[Thailand] Reg.No.3565 and/or Mr. Charoen Phosamritlert C.P.A.
[Thailand] Reg.no.4068 of the KPMG Phoomchai Audit Ltd. as the
Auditors for the year 2010 and fix the annual fee of 2,677,000
Baht, by the end of the year 2010
7.	Approve the issuance of debentures equivalent to and not over		Management	For	For	None
500 million USD, operating period within 5 years 2010-2014
8.	Other issues if any		Management	For	Against	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212251	55P	143828	0	25-Mar-2010	01-Apr-2010

Page 52 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

AMERICA MOVIL SAB DE CV, MEXICO
Security	P0280A101		Meeting Type	Special General Meeting
Ticker Symbol			Meeting Date	07-Apr-2010
ISIN	MXP001691213		Agenda	702303708 - Management
City	MEXICO		Holding Recon Date	26-Mar-2010
Country	Mexico		Vote Deadline Date	30-Mar-2010
SEDOL(s)	2667470 - 2723930 - 7055809 - B1BQGN8		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
1.	Appointment and/or ratification, if relevant, of the members of the		Management	For	For	None
Board of Directors of the Company who are to be appointed by the series L Shareholders of the Company
2.	Approve the designation of delegates who will carry out the		Management	For	For	None
resolutions passed by this meeting and, if relevant, formalize them as appropriate; resolutions in this regard
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246	55P	388000	0	24-Mar-2010	30-Mar-2010

Page 53 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

TELECOMUNICACOES DE SAO PAULO SA - TELESP

Security	P90337117		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	07-Apr-2010
ISIN	BRTLPPACNPR5		Agenda	702307960 - Management
City	SAO PAULO		Holding Recon Date	02-Apr-2010
Country	Brazil		Vote Deadline Date	30-Mar-2010
SEDOL(s)	2292720 - B08ZWF5 - B55G5M4		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	To receive the administrators accounts, to examine, discuss and		Non-Voting			None
vote on the-financial statements regarding the FYE on 31 DEC
2009
2	Destination of the YE results of 2009		Non-Voting			None
3	Elect the members of the Board of Directors		Management	For	For	None
4	Elect the members of the Finance Committee		Management	For	For	None
5	To set the remuneration of the administrators and of the finance		Non-Voting			None
committee
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	12100	0	29-Mar-2010	30-Mar-2010

Page 54 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

AMERICA MOVIL SAB DE CV, MEXICO

Security	P0280A101	Meeting Type	Ordinary General Meeting

Ticker Symbol		Meeting Date	07-Apr-2010

ISIN	MXP001691213	Agenda	702317579 - Management

City	MEXICO CITY	Holding Recon Date	29-Mar-2010

Country	Mexico	Vote Deadline Date	29-Mar-2010

SEDOL(s)	2667470 - 2723930 - 7055809 - B1BQGN8	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING	Non-Voting			None
RIGHTS, SHOULD YOU WISH TO ATTEND-THE MEETING
PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
BY CONTACTING YOUR-CLIENT REPRESENTATIVE. THANK
YOU
	PLEASE BE ADVISED THAT ISSUER HAS INFORMED US	Non-Voting			None
THAT FOREIGNERS DO NOT HAVE RIGH-T TO PARTICIPATE
ON THE ORDINARY SHAREHOLDER MEETING OF AMXL.
THEREFORE, WE WI-LL CONSIDER YOUR INSTRUCTIONS AS
NULL BEST REGARDS. THANK YOU.
1.	The information from the general Director prepared in accordance	Non-Voting			None
with the term-s of Article 172 of the general mercantile Companies
Law and 44, part xi, of t-he Securities Market law, accompanied by the opinion of the Outside Auditor, r-egarding the operations and results of the Company for the FYE on 31 DEC 2009,-as well as t he opinion of the Board of Director's of the Company
regarding t-he content of said report; the report from the Board of
Directors that is refe-rred to in line b of Article 172 of the general mercantile Companies Law, in w-hich are established and
explained the main accounting and information policie-s and
criteria followed in the preparation of the Company's financial informat-ion; the information from the Board of Directors regarding the transactions an-d activities in which it intervened in
accordance with the terms of Article 28-, part iv, line e, of the
Securities Market Law; the annual report regarding t-he activities conducted by the Audit Committee of the Company in accordance wi-th the terms of Article 43 of the Securities Market Law and the report with re-gard to the subsidiaries of the Company; the
financial statements of the Compa-ny to 31 DEC 2009, which
include a proposal for the allocation of profit, incl-uding the proposal for the payment of a cash dividend to shareholders of the
C-ompany; the report regarding the fulfillment of the tax
obligations that are t-he Company's responsibility in accordance with Article 86, part xx, of the inc-ome tax law
2.	Ratification, as the case may be, of the performance of the	Non-Voting			None
Company's Board of-Directors and general Director for FY 2009 and appointment and/or ratificatio-n, as the case may be, of the persons to become Members of the Company's Board-of
Directors, the Secretary and assistant Secretaries of such Board and the C-hairman of the Company's Audit and Corporate
Practices Committee, as well as t-he determination of their
compensations, resolutions in connection thereto

Page 55 of 350	05-Aug-2010

Vote Summary

3.	Ratification, as the case may be, of the Executive Committees		Non-Voting			None
performance, of-the Audit and Corporate practices and
transactions Committee in puerto rico an-d the United States of
America for FY 2009 and appointment and/or ratification-, as the case may be, of the persons to become Members of the
Company's Execut-ive Committee, the Audit and corporate
practices an d transactions committee i-n Puerto rico and the
United States of America, as well as the determination o-f the relevant compensations, resolutions in connection thereto
4.	Presentation and, as the case may be, approval of the Board of		Non-Voting			None
Directors, repo-rt on the Company's policies regarding the
acquisition of own shares and, as t-he case may be, the
placement thereof, presentation and, as the case may be, a-
pproval of a proposal in order to increase the amount of funds currently avail-able for the acquisition of own shares, in terms of the provisions contained i-n Article 56 of the securities market law, resolutions in connection thereto
5.	Appointment of delegates to comply the resolutions adopted by		Non-Voting			None
this meeting and-, as the case may be, to formalize them as
applicable, resolutions in connecti-on thereto
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	388000	0

Page 56 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED
Security		ADPV10686	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		08-Apr-2010
ISIN		CNE1000003G1	Agenda		702251721 - Management
City		BEIJING	Holding Recon Date		08-Mar-2010
Country		China	Vote Deadline Date		31-Mar-2010
SEDOL(s)		B1G1QD8	Quick Code
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation
1.	Appointment of Ms. Wang Lili as an Executive Director of the bank			Management	For	For	None
2.	Approve the fixed assets investment budget of the bank for 2010			Management	For	For	None
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246		55P	2455080	0	24-Feb-2010	31-Mar-2010
212247		55P	715000	0	24-Feb-2010	31-Mar-2010

Page 57 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

RANDON SA IMPLEMENTOS E PARTICIPACOES

Security	P7988W103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	08-Apr-2010
ISIN	BRRAPTACNPR4		Agenda	702297335 - Management
City	CAXIAS DO SUL		Holding Recon Date	06-Apr-2010
Country	Brazil		Vote Deadline Date	31-Mar-2010
SEDOL(s)	2723167 - B010V49		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM C ONLY. THANK-YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
A	To examine, discuss and vote upon the Board of Directors annual		Non-Voting			None
report, the-financial statements, External Auditors and of the
Finance Committee and-documents opinion report relating to FYE
31 DEC 2009
B	Distribution of the FY's net profits and deliberate on the		Non-Voting			None
distribution-dividends
C	Election, if in case, of the Members of the Finance Committee		Management	For	For	None
D	To set the Directors global remuneration, if in case, the Members		Non-Voting			None
of the-Finance Committee
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	18700	0	24-Mar-2010	31-Mar-2010

Page 58 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

PTT PUBLIC COMPANY LIMITED
Security		Y6883U113		Meeting Type	Annual General Meeting
Ticker Symbol				Meeting Date	09-Apr-2010
ISIN		TH0646010015		Agenda	702250680 - Management
City		BANGKOK		Holding Recon Date	08-Mar-2010
Country		Thailand		Vote Deadline Date	07-Apr-2010
SEDOL(s)		6420390 - 7664379 - B1BDGH3 - B1G40G8		Quick Code
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation
1	Approve to certify the 2009 AGM minutes on 10 APR 2009			Management	For	For	None
2	Approve the 2009 performance statement and the 2009 financial			Management	For	For	None
statement, end up on 31 Dec 2009
3	Approve the 2009 Net Profit Allocation Plan and Dividend Policy			Management	For	For	None
4	Appointment of an Auditor and consider the 2010 Auditor fees			Management	For	For	None
5	Approve the 2010 Board of Directors' remuneration			Management	For	For	None
6.1	Election of Director in replacement: Mrs. Benja Louichareon			Management	For	For	None
6.2	Election of Director in replacement: Mr. Pichai Chunhavajira			Management	For	For	None
6.3	Election of Director in replacement: Mr. Krairit Nilkuha			Management	For	For	None
6.4	Election of Director in replacement: Mr. Nontigorn Kanchanachitra			Management	For	For	None
6.5	Election of Director in replacement: Mr. Piyawat Niyomrerks			Management	For	For	None
7	Approve the 5 years External Fund Raising Plan during 2010-			Management	For	For	None
2014 for Financial Investment Plan and/or working capital and/or debt Re-financing Plan of approximately THB 80,000,000,000 in total
8	Other matters if any			Management	For	Against	None
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212251		55P	49889	0	24-Feb-2010	07-Apr-2010

Page 59 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

BANCO DO BRASIL SA BB BRASIL, BRASILIA

Security	P11427112	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	Meeting Date		13-Apr-2010

ISIN	BRBBASACNOR3	Agenda	702300500 - Management

City	BRASILIA	Holding Recon Date	09-Apr-2010

Country	Brazil	Vote Deadline Date	07-Apr-2010

SEDOL(s)	2073981 - 2328595 - B29ML07	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN	Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
I.A	Approve the Merger of the shares of Besc S.A. Arrendamento	Management	For	For	None
Mercantil Bescleasing and of Besc Financeira S.A. Credito,
Financiamento E Investimentos Bescredi by Banco Do Brasil S.A.,
to examine, discuss and approve the protocol and justification of merger of Besc S.A. Arrendamento Mercantil Bescleasing
Company being merged and of Besc Financeira S.A. Credito,
Financiamento E Investimentos Bescredi Company being merged
by Banco Do Brasil S.A. Company conducting the Merger
I.B	Approve and ratify the appointment of KPMG Auditores	Management	For	For	None
Independentes, with Corporate Taxpayer Id Cnpjmf Number
57.755.217.0001.29, with its Head Office at Rua Dr. Renato Paes
De Barros, 33, 17th floor, Itaim Bibi, Sao Paulo, Sao Paulo, as the
Company responsible for the book equity valuation reports being merged and of the Company conducting the merger
I.C	Approve and ratify the appointment of the Company	Management	For	For	None
PricewaterhouseCoopers Corporate Finance and recovery Ltda., with Corporate Taxpayer Id Cnpjmf Number 05.487.514.0001.37, with its Head Office at Avenida Francisco Matarazzo 1400, first floor, left side part, Torre Torino, Agua Branca neighborhood, Sao
Paulo, Sao Paulo, responsible for the valuation report of the
Company conducting the merger according to the trading price of its shares on the securities market
I.D	Approve and examine and the valuation reports	Management	For	For	None

I.E	Approve and declare the mergers of the Companies Bescleasing	Management	For	For	None
and Bescredi into Banco Do Brasil S.a. effective, in accordance with the terms of the protocol and justification of merger, as well as to authorize the management of Banco Do Brasil S.A. to do all the complementary acts necessary to the mentioned mergers
I.F	Approve the increase of Banco Do Brasil S.A. share capital as a	Management	For	For	None
function of the mentioned Corporate Mergers, through the transfer of the equity of the Companies being merged to the Company
conducting the merger, in accordance with the terms of the
protocol and justification of merger
II	Approve the capitalization of the balances recorded in the capital	Management	For	For	None
reserve donations and tax incentives and profit reserve Bylaws reserve and operating margin reserve, without the issuance of new shares
III	Approve the increase of the authorized capital	Management	For	For	None

IV	Approve the amendment of the Article 7 and 8 of the Corporate	Management	For	For	None
Bylaws resulting from the matters contained in items I, II and III

Page 60 of 350	05-Aug-2010

		Vote Summary

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

244253	55P	12300	0	24-Mar-2010	07-Apr-2010

Page 61 of 350	05-Aug-2010

Vote Summary

BANCO DO BRASIL SA BB BRASIL, BRASILIA

Security	P11427112		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	13-Apr-2010
ISIN	BRBBASACNOR3		Agenda	702340770 - Management
City	BRASILIA		Holding Recon Date	09-Apr-2010
Country	Brazil		Vote Deadline Date	05-Apr-2010
SEDOL(s)	2073981 - 2328595 - B29ML07		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON THIS ITEM-IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR-OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
I.	Receive the administrators accounts, to examine, discuss and		Management	For	For	None
vote on the administrators report, the financial statements and the accounting statements accompanied by the independent Auditors report regarding the FYE on 31 DEC 2009
II.	Approve to deliberate on the distribution of the FYs net profits and		Management	For	For	None
the distribution of dividends
III.	Election of the Members of the Finance Committee		Management	For	For	None
IV.	Approve to set the remuneration for the Members of Financial		Management	For	For	None
Committee
V.	Approve to set the Directors remuneration		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244253	55P	12300	0	12-Apr-2010	12-Apr-2010

Page 62 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

GRUPO BIMBO SAB DE CV, MEXICO

Security	P4949B104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	14-Apr-2010
ISIN	MXP495211262		Agenda	702291131 - Management
City	MEXICO, D.F.		Holding Recon Date	06-Apr-2010
Country	Mexico		Vote Deadline Date	06-Apr-2010
SEDOL(s)	2392471 - B02VBK7 - B2Q3NL8		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

1	Approve or modify the report from the Board of Directors that is		Management	For	For	None
referred to in the main part of Article 172 of the General Mercantile
Companies Law, including the Company's audited financial
statements, consolidated with those of its subsidiary Companies, for the FYE on 31 DEC 2009, after a reading of the following reports from the Chairperson of the Board of Directors, from the
General Director, from the outside Auditor and from the
Chairpersons of the Audit and Corporate Practices Committees of
the Company
2	Approve the report that is referred to in Article 86, part XX, of the		Management	For	For	None
Income Tax Law, regarding compliance with the Company's tax
obligations
3	Approve the allocation of results for the FYE on 31 DEC 2009		Management	For	For	None
4	Approve the payment of a cash dividend in the amount of MXN		Management	For	For	None
0.50, for each one of the shares that represent the share capital of the Company that are in circulation
5	Ratify the appointment of the Members of the Board of Directors		Management	For	For	None
and the determination of their compensation
6	Ratify the appointment of the Chairpersons and members of the		Management	For	For	None
Audit and corporate practices Committees of the Company, as
well as the determination of their compensation
7	Receive the report regarding the purchase of the Company's own		Management	For	For	None
shares, as well as the determination of the maximum amount of funds that the Company can allocate to the purchase of its own shares, in accordance with the terms of Article 56, Part IV, of the securities Market Law
8	Approve the designation of special delegates		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	15600	0	17-Mar-2010	06-Apr-2010

Page 63 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

TELEMAR NORTE LESTE SA, RIO DE JANEIRO

Security	P9037H103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	16-Apr-2010
ISIN	BRTMARACNPA7		Agenda	702325401 - Management
City	RIO DE JANEIRO		Holding Recon Date	13-Apr-2010
Country	Brazil		Vote Deadline Date	09-Apr-2010
SEDOL(s)	2789813 - 2803166 - B02PFC9 - B02QRV5		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
-	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM 3 ONLY. THANK-YOU.
1	To take knowledge of the Directors accounts, examine, discuss		Non-Voting			None
and approve the-Board of Directors report and the financial
statements for the FYE 31 DEC-2009, accompanied by the
Independent Auditors opinion
2	To approve the distribution of net profits from the 2009 FY and the		Non-Voting			None
payment-of profit sharing to the employees in accordance with that which is provided-for in Article 41 of the Corporate Bylaws
3	Elect the Members of the Finance Committee and their respective		Management	For	For	None
substitutes
4	To decide on the remuneration for Administrators and Members of		Non-Voting			None
the Finance-Committee
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	19600	0	06-Apr-2010	14-Apr-2010

Page 64 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

TELE NORTE LESTE PARTICIPACOES S A

Security	P9036X109		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	16-Apr-2010

ISIN	BRTNLPACNPR0		Agenda	702335096 - Management

City	RIO DE JANEIRO		Holding Recon Date	13-Apr-2010

Country	Brazil		Vote Deadline Date	08-Apr-2010

SEDOL(s)	2292731 - B02PDW5 - B1L56C4		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM III AND IV ONLY.-THANK YOU
CMMT	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
I	To take acknowledge of the Directors accounts, to examine,		Non-Voting			None
discuss and the-Company's consolidated financial statements for the FYE 31 DEC 2009,-accompanied by the Independent Auditors opinion
II	To Approve the distribution of net profits from the 2009 FY and the		Non-Voting			None
payment-of profit sharing to the employees in accordance with that which is provided-for in Article 37 of the corporate Bylaws
III	Election of Members of the Board of Directors, and their		Management	For	For	None
respective
IV	Election of Members of the Finance Committee, and their		Management	For	For	None
respective
V	To decide on the remuneration for Administrators and the		Non-Voting			None
Members of the-Finance Committee
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	6500	0	08-Apr-2010	08-Apr-2010

Page 65 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

DATANG INTERNATIONAL POWER GENERATION CO LTD

Security	Y20020106		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	19-Apr-2010
ISIN	CNE1000002Z3		Agenda	702253561 - Management
City	BEIJING		Holding Recon Date	19-Mar-2010
Country	China		Vote Deadline Date	07-Apr-2010
SEDOL(s)	0571476 - 5896475 - 6080716 - B01DCR8		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO		Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE
RESOLUTIONS. THANK YOU.
1	Approve the fund contribution of Datang Energy and Chemical		Management	For	For	None
Company Limited 'Energy and Chemical Company' to establish
Inner Mongolia Datang International Duolun Coal Chemical
Company Limited 'Duolun Coal Chemical Company' , for the
purposes of constructing and operating the Duolun Coal Chemical
Project
2	Approve the provision of counter-guarantee by the Company for a		Management	For	For	None
loan of Hong Kong Company
3	Approve the provision of entrusted loan to Duolun Coal Chemical		Management	For	For	None
Company by China Datang Finance Company Limited under the
Revolving Entrusted Loan Agreement 'Datang Finance Company'
	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE		Non-Voting			None
IN TEXT OF RESOLUTION 2 AND-INSERTION OF ADDITIONAL
COMMENT. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
PLEAS-E DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTR-UCTIONS.
THANK YOU.
	CDC AND ITS ASSOCIATES WILL ABSTAIN FROM VOTING		Non-Voting			None
FOR RESOLUTION 2 IN THE EGM.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	344000	0	25-Feb-2010	07-Apr-2010

Page 66 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

EMBRAER-EMPRESA BRASILEIRA DE AERONAUTICA S A

Security	P3700H201		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	19-Apr-2010

ISIN	BREMBRACNOR4		Agenda	702301639 - Management

City	SAO JOSE DOS		Holding Recon Date	15-Apr-2010

Country	Brazil		Vote Deadline Date	12-Apr-2010

SEDOL(s)	B16FPG6 - B16S0Y8		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve the creation of a program to grant Company stock		Management	For	For	None
options
2	Amend the following provisions of the Company Bylaws: Article 7,		Management	For	For	None
which deals with the share capital and shares, Article 18, Line IV, which deals with the authority of the general meeting, Article 33,
Lines XVI, XVIII and XXI, which deal with the authority of the
Board of Directors, Article 34 and its Paragraph 2, which deal with the Committees of the Board of Directors, Article 40, Paragraph 2,
Line 2 VI and Paragraph 4, Line 1, which deal with the
representation of the Company, Article 41 and its Paragraph 2,
which deal with the Finance Committee, and the exclusion of
Articles 63, 64 and 65, which deal with transitory provisions
	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE		Non-Voting			None
IN TEXT OF RESOLUTION 2. IF-YOU HAVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLE-SS YOU DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	118300	0	24-Mar-2010	16-Apr-2010

Page 67 of 350	05-Aug-2010

Vote Summary

EMBRAER-EMPRESA BRASILEIRA DE AERONAUTICA S A

Security	P3700H201		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	19-Apr-2010

ISIN	BREMBRACNOR4		Agenda	702303621 - Management

City	SAO JOSE DOS		Holding Recon Date	15-Apr-2010

Country	Brazil		Vote Deadline Date	12-Apr-2010

SEDOL(s)	B16FPG6 - B16S0Y8		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT		Non-Voting			None
OF NAMES. IF YOU HAVE ALREA-DY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE-TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
YOU.
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
1.	Approve the Directors accounts, to examine and discuss the		Management	For	For	None
Company's consolidated financial statements for the FYE 31 DEC
2009
2.	Approve the destination of the YE results of 2009 and the		Management	For	For	None
distribution of dividends
3.	Ratify the appointment of the representative from the Federal		Management	For	For	None
Government on the Board of Directors, in accordance with the terms of paragraph 1 of Article 27 and Line ii of Article 29 of the
Corporate Bylaws
4.	Election of the Members of the Finance Committee for the 2010-		Management	For	For	None
2011 period and the designation of the Chairperson, Vice
Chairperson and Specialist Members of the Finance Committee:
Principle Members: Adolpho Gon alves Nogueira, Ivan Mendes do
Carmo, Taiki Hirashima, Eduardo Coutinho Guerra, Alberto Carlos
Monteiro dos Anjos; Substitute Members: Maria de Jesus Tapia
Rodriguez Migliorin, Tarcisio Luiz Silva Fontenele, Clemir Carlos
Magro, Leandro Giacomazzo, Carlos Alexandre Miyahira
5.	Approve to fix the global annual amount for the remuneration of		Management	For	For	None
the administrators of the Company and of the members of the
Committees of the Board of Directors
6.	Approve to set the remuneration of the members of the Finance		Management	For	For	None
Committee
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	118300	0	24-Mar-2010	16-Apr-2010

Page 68 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

BANK OF COMMUNICATIONS CO LTD

Security	Y06988102	Meeting Type	Class Meeting

Ticker Symbol		Meeting Date	20-Apr-2010

ISIN	CNE100000205	Agenda	702271127 - Management

City	SHANGHAI	Holding Recon Date	19-Mar-2010

Country	China	Vote Deadline Date	13-Apr-2010

SEDOL(s)	B0B8Z29 - B0C17K9 - B0DSG24	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

S.1.1	Approve to note that the Bank has complied with the relevant	Management	For	For	None
qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue [as defined in the circular issued by the Bank to the Shareholders dated 02
MAR 2010 [the "Circular"]]; subject to the fulfillment of the conditions in respect of the Rights Issue as specified in the
Circular, the issue by way of rights of the ordinary shares [the
"Shares"] of RMB 1.00 each in the capital of the Bank, on: Class and Par Value of the Shares to be issued
S.1.2	Approve to note that the Bank has complied with the relevant	Management	For	For	None
qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue [as defined in the circular issued by the Bank to the Shareholders dated 02
MAR 2010 [the "Circular"]]; subject to the fulfillment of the conditions in respect of the Rights Issue as specified in the
Circular, the issue by way of rights of the ordinary shares [the
"Shares"] of RMB 1.00 each in the capital of the Bank, on: Ratio and Number of the Shares to be issued
S.1.3	Approve to note that the Bank has complied with the relevant	Management	For	For	None
qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue [as defined in the circular issued by the Bank to the Shareholders dated 02
MAR 2010 [the "Circular"]]; subject to the fulfillment of the conditions in respect of the Rights Issue as specified in the
Circular, the issue by way of rights of the ordinary shares [the
"Shares"] of RMB 1.00 each in the capital of the Bank, on:
Subscription Pricing and Price Determination Basis
S.1.4	Approve to note that the Bank has complied with the relevant	Management	For	For	None
qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue [as defined in the circular issued by the Bank to the Shareholders dated 02
MAR 2010 [the "Circular"]]; subject to the fulfillment of the conditions in respect of the Rights Issue as specified in the
Circular, the issue by way of rights of the ordinary shares [the
"Shares"] of RMB 1.00 each in the capital of the Bank, on: Target
Subscribers
S.1.5	Approve to note that the Bank has complied with the relevant	Management	For	For	None
qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue [as defined in the circular issued by the Bank to the Shareholders dated 02
MAR 2010 [the "Circular"]]; subject to the fulfillment of the conditions in respect of the Rights Issue as specified in the
Circular, the issue by way of rights of the ordinary shares [the
"Shares"] of RMB 1.00 each in the capital of the Bank, on: Use of
Proceeds

Page 69 of 350	05-Aug-2010

Vote Summary

S.1.6	Approve to note that the Bank has complied with the relevant		Management	For	For	None
qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue [as defined in the circular issued by the Bank to the Shareholders dated 02
MAR 2010 [the "Circular"]]; subject to the fulfillment of the conditions in respect of the Rights Issue as specified in the
Circular, the issue by way of rights of the ordinary shares [the
"Shares"] of RMB 1.00 each in the capital of the Bank, on: Validity of this Special Resolution
S.1.7	Approve to note that the Bank has complied with the relevant		Management	For	For	None
qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue [as defined in the circular issued by the Bank to the Shareholders dated 02
MAR 2010 [the "Circular"]]; subject to the fulfillment of the conditions in respect of the Rights Issue as specified in the
Circular, the issue by way of rights of the ordinary shares [the
"Shares"] of RMB 1.00 each in the capital of the Bank, on:
Authorization to the Board
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212247	55P	102000	0	04-Mar-2010	13-Apr-2010

Page 70 of 350	05-Aug-2010

Vote Summary

BANK OF COMMUNICATIONS CO LTD

Security	Y06988102		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	20-Apr-2010
ISIN	CNE100000205		Agenda	702335399 - Management
City	SHANGHAI		Holding Recon Date	19-Mar-2010
Country	China		Vote Deadline Date	15-Apr-2010
SEDOL(s)	B0B8Z29 - B0C17K9 - B0DSG24		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

S.1	Approve subject to the fulfillment of the conditions in respect of the		Management	For	For	None
rights issue as set out in the circular, the issue by way of rights of the ordinary shares of RMB 1.00 each in the capital of the Bank, on the following structure and terms
S.1.1	Approve class and par value of the shares to be issued		Management	For	For	None
S.1.2	Approve ratio and number of the shares to be issued		Management	For	For	None
S.1.3	Approve subscription pricing and price determination basis		Management	For	For	None
S.1.4	Approve target subscription		Management	For	For	None
S.1.5	Approve use of proceeds		Management	For	For	None
S.1.6	Approve validity of this special resolution		Management	For	For	None
S.1.7	Approve to authorize the Board		Management	For	For	None
2.	Approve subject to the completion of the rights issue, the proposal		Management	For	For	None
that the existing shareholders and new shareholders alike shall be entitled to the undistributed profits of the Bank accrued before the completion of the right issue, further details of which are set out in the circular
3.	Approve proposal in relation to the feasibility report on the use of		Management	For	For	None
proceeds of the rights issue was by the Board on 23 FEB 2010, further details of which are set out in the circular
4.	Approve pursuant to the applicable Laws and regulations of the		Management	For	For	None
PRC, a proposal has been prepared by the Board on the use of proceeds from the previous fund raising exercise of the Bank, further details of which are set out in the Circular
5.	Approve the proposal in relation to the profit distribution plan of		Management	For	For	None
the bank and the recommendation of a dividend for the YE 31
DEC 2009
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212247	55P	102000	0	08-Apr-2010	08-Apr-2010

Page 71 of 350	05-Aug-2010

Vote Summary

ABSA GROUP LTD

Security	S0269J708	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date		21-Apr-2010
ISIN	ZAE000067237	Agenda	702338573 - Management
City	JOHANNESBURG	Holding Recon Date	20-Apr-2010
Country	South Africa	Vote Deadline Date	14-Apr-2010
SEDOL(s)	B0DR0K7 - B0DT3T3 - B0F0DW7	Quick Code
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1.	Approve the Group's and the Company's audited financial	Management	For	For	None
statements for the YE 31 DEC 2009
2.	Approve to sanction the proposed remuneration payable to Non-	Management	For	For	None
Executive Directors from 01 MAY 2010, as specified
3.	Re-appointment of PricewaterhouseCoopers Inc. and Ernst &	Management	For	For	None
Young Inc. as the Auditors of the Company until the conclusion of the next AGM
4.1	Re-elect of D. C. Brink as a Director of the Company	Management	For	For	None
4.2	Re-elect of B. P. Connellan as a Director of the Company	Management	For	For	None
4.3	Re-elect of G. Griffin as a Director of the Company	Management	For	For	None
4.4	Re-elect of D. C. Arnold as a Director of the Company	Management	For	For	None
4.5	Re-elect of S. A. Fakie as a Director of the Company	Management	For	For	None
4.6	Re-elect of L. L. Von Zeuner as a Director of the Company	Management	For	For	None
4.7	Re-elect of B. J. Willemse as a Director of the Company	Management	For	For	None
4.8	Re-elect of R. Le Blanc as a Director of the Company	Management	For	For	None
4.9	Re-elect of M. J. Husain as a Director of the Company	Management	For	For	None
4.10	Re-elect of S. G. Pretorius as a Director of the Company	Management	For	For	None
5.	Appointment of D. W. P. Hodnett as a Director of the Company on	Management	For	For	None
01 MAR 2010
6.	Authorize the Directors, in terms of Sections 221 and 222 of the	Management	For	For	None
Companies Act no 61 of 1973, as amended (the Companies Act), in order to provide the directors with flexibility to issue the unissued ordinary shares as and when suitable situations arise authorized but unissued ordinary shares of the Company (other than those specifically identified and authorized for issue in terms of any other authority by shareholders) are hereby placed under the control of the Directors subject to any applicable legislation and the Listings Requirements of the JSE Limited (JSE) from time to time and any other stock exchange upon which ordinary shares in the capital of the Company may be quoted or listed from time to time to allot and.issue those ordinary shares on any such terms and conditions as they deem fit, subject to the proviso that the aggregate number of ordinary shares able to be allotted and
issued in terms of this resolution shall be limited to 5% of the number of ordinary shares in issue as at 31 DEC 2009 the
maximum number of shares that can be allotted and issued in
terms of the above is 35,910,502 ordinary shares being 5% of the
718,210,043 ordinary shares in issue as at 31 DEC 2009

Page 72 of 350	05-Aug-2010

Vote Summary

S.7	Authorize the Company, in terms of Section 85 of the Companies	Management	For	For	None
Act or any subsidiary of the Company, the Company's Articles of
Association and the JSE Listings Requirements from time to time and any other stock exchange upon which the securities in the capital of the Company may be quoted or listed from time to time, repurchase ordinary shares issued by the Company; and may be varied by a special resolution by any general meeting of the
Company at any time prior to the next AGM it is recorded that the
Company or any subsidiary of the Company may only make a
general repurchase of ordinary shares if the repurchase of
ordinary shares is effected through the order book operated by the
JSE trading system and is done without any prior understanding or arrangement between the Company or the relevant subsidiary and the counterparty; the Company or the relevant subsidiary is authorized thereto by its Articles of Association; and in terms of a special resolution of the Company or the relevant subsidiary in general meeting; repurchases are made at a price no greater than
10% the volume weighted average of the market value for the
ordinary shares for the 5 business days immediately preceding the date on which the repurchase is effected; at any point in time, the
Company or the relevant subsidiary may only appoint one agent to effect any repurchases on the Company's behalf; the Company or the relevant subsidiary only undertake repurchases if, after such repurchase, the Company still complies with shareholder-spread requirements in terms of the JSE Listings Requirements; the
Company or the relevant subsidiary does not repurchase
securities during a prohibited period defined in terms of the JSE
Listings Requirements, unless it has a repurchase programme
where the dates and quantities of securities to be traded during the relevant period are fixed (not subject to any variation) and full details of the programme have been disclosed in an
announcement on SENS prior to the commencement of the
prohibited period; a paid press announcement containing full details of such repurchases is published as soon as the Company has repurchased ordinary shares constituting, on a cumulative basis, 3% of the number of securities in issue prior to the
repurchases and for each 3%, on a cumulative basis, thereafter;
and the general repurchase of any ordinary shares is
(notwithstanding the 20% limit in the JSE Listings Requirements)
limited to a maximum of 10% of the Company's issued ordinary share capital in any one FY, in terms of the general authority given under this special resolution any acquisition of ordinary shares shall be subject to: the Companies Act; the JSE Listings
Requirements and any other applicable stock exchange rules, as may be amended from time to time; and the sanction of any other relevant authority whose approval is required in law, after having considered the effect of any repurchases of ordinary shares
pursuant to this general authority the Directors of the Company in terms of the Companies Act, 1973, and the JSE Listings
Requirements confirm that, they will not, undertake such
repurchase of ordinary shares unless: the Company and the
Group would be able to repay their debts in the ordinary course of business for the period of 12 months after the date of the notice of the AGM; the assets of the Company and the Group, fairly valued in accordance with International Financial Reporting Standards and the Company's accounting policies used in the latest audited
Group financial statements, will be in excess of the liabilities of the
Company and the Group for the period of 12 months after the date of the notice of the AGM; Absa Group Limited annual report for the YE 31 DEC 2009 ; the Company and the Group will have
adequate capital and reserves for ordinary business purposes for the period of 12 months after the date of the notice of the AGM;

Page 73 of 350	05-Aug-2010

		Vote Summary

and the working capital of the Company and the Group will be adequate for ordinary business purposes for the period of 12 months after the date of the notice of the AGM, the Company
undertakes that it will not enter the market to repurchase the
Company's securities, in terms of this general authority, until such time as the Company's sponsor has provided written confirmation to the JSE regarding the adequacy of the Company's working
capital in accordance with Schedule 25 of the JSE Listings
Requirements, the maximum number of shares that can be
repurchased under this authority amounts to 71,821,004 ordinary shares (10%) of 718, 210,043 ordinary shares in issue as at 31
DEC 2009 [Authority expires the earlier of conclusion until the next
AGM]
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212247	55P	10828	0	12-Apr-2010	14-Apr-2010

Page 74 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

PETROLEO BRASILEIRO SA PETROBRAS

Security	P78331140	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		22-Apr-2010

ISIN	BRPETRACNPR6	Agenda	702318608 - Management

City	RIO DE JANEIRO	Holding Recon Date	20-Apr-2010

Country	Brazil	Vote Deadline Date	15-Apr-2010

SEDOL(s)	2684532 - 7394621 - B04S8J4 - B13YV91 -	Quick Code
B1KZT37
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting			None
ID 674717 DUE TO CHANGE IN VO-TING STATUS AND
ADDITION OF RESOLUTIONS. ALL VOTES RECEIVED ON THE
PREVIOUS ME-ETING WILL BE DISREGARDED AND YOU
WILL NEED TO REINSTRUCT ON THIS MEETING NOTI-CE.
THANK YOU.
	IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN	Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE	Non-Voting			None
TO ELECT A MEMBER MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON THIS ITEM-IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR-OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS	Non-Voting			None
CAN VOTE ON ITEM 4 AND 6 ONLY. THA-NK YOU.
1.	To examine, discuss and vote upon the Board of Directors annual	Non-Voting			None
report, the fi-nancial statements and the Independent Auditors report relating to FYE 31 DEC-2009
2.	Approval of the capital budget relating to the FY that ended on 31	Non-Voting			None
DEC 2009
3.	Destination of the YE results of 2009	Non-Voting			None

4.	Election of the Members of the Board of Directors	Management	For	For	None

5.	To elect the President of the Board of Directors	Non-Voting			None

6.	Election of the Members of the Finance Committee, and their	Management	For	For	None
respective
7.	To set the total annual payment for the Members of the Board of	Non-Voting			None
Directors and-the payment for the Members of the Finance
Committee
S.8	Authorize Capitalization of Reserves	Non-Voting			None

S.9	Eliminate Preemptive Rights	Non-Voting			None

Page 75 of 350	05-Aug-2010

		Vote Summary

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares
244252	55P	33630	0	01-Apr-2010	15-Apr-2010
244255	55P	76500	0	01-Apr-2010	15-Apr-2010

Page 76 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

EMPRESA NACIONAL DE ELECTRICIDAD S.A.

Security	29244T101	Meeting Type	Special

Ticker Symbol	EOC	Meeting Date	22-Apr-2010

ISIN	US29244T1016	Agenda	933229610 - Management

City		Holding Recon Date	19-Mar-2010

Country	Cote D'ivoire	Vote Deadline Date	19-Apr-2010

SEDOL(s)		Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

O1	APPROVAL OF THE ANNUAL REPORT, FINANCIAL	Management	For	For	None
STATEMENTS AND REPORT OF THE EXTERNAL AUDITORS
AND INSPECTORS OF ACCOUNTS FOR THE YEAR ENDED
DECEMBER 31, 2009.
O3	APPROVAL OF THE DISTRIBUTION OF PROFITS AND	Management	For	For	None
DIVIDENDS.
O5	APPROVAL OF THE INVESTMENT AND FINANCING POLICY	Management	For	For	None
PROPOSED BY THE BOARD OF DIRECTORS.
O6	ELECTION OF THE BOARD OF DIRECTORS.	Management	For	For	None

O7	SETTING THE COMPENSATION OF THE BOARD OF	Management	For	For	None
DIRECTORS.
O8	SETTING THE COMPENSATION OF THE DIRECTORS'	Management	For	For	None
COMMITTEE AND THE APPROVAL OF THEIR BUDGET FOR
YEAR 2010.
O10	APPOINTMENT OF AN EXTERNAL AUDITOR FOR 2010	Management	For	For	None
PERIOD, SUBJECT TO CHAPTER XXVIII OF THE CHILEAN
SECURITIES MARKET LAW.
O11	ELECTION OF TWO ACCOUNTS INSPECTORS AND THEIR	Management	For	For	None
ALTERNATES, AND THE FIXING OF THEIR COMPENSATION.
E1	MODIFICATION OF THE COMPANY'S BYLAWS BY ADAPTING	Management	For	For	None
THE FOLLOWING ARTICLES OF THE BYLAWS TO THE NEW
PROVISIONS OF THE CHILEAN COMPANIES ACT AND THE
CHILEAN SECURITIES MARKET LAW; AND TO THE
PROVISIONS OF THE CHILEAN COMPANIES ACT
REGULATIONS: ARTICLES 6, 14, 16, 17, 21, 22, 23, 24, 25, 26,
27, 28, 29, 33, 36, 38, 43 AND 44.
E2	APPROVAL OF THE RESTATED TEXT OF THE COMPANY'S	Management	For	For	None
BYLAWS.
E3	AUTHORIZATION FOR THE CONSTITUTION OF ONE OR	Management	For	For	None
MORE PLEDGES AND THE GRANTING OF ONE OR MORE
CONCESSIONS OF RIGHTS OVER THE CREDITS
CORRESPONDING TO CURRENT AND/OR FUTURE
SUBORDINATED DEBTS OF GNL QUINTERO S.A. WITH
EMPRESA NACIONAL DE ELECTRICIDAD S.A., IN FAVOR OF
THE LENDERS OF GNL QUINTERO S.A., IN ORDER TO
GUARANTEE COMPLIANCE WITH FULL, INTEGRAL AND
TIMELY PERFORMANCE OF EACH AND EVERY ONE OF THE
OBLIGATIONS CONTRACTED IN FAVOR OF SUCH LENDERS
UNDER THE LOAN AGREEMENT DATED JULY 25, 2008.
E4	ADOPTION OF THE RESOLUTIONS NECESSARY FOR THE	Management	For	For	None
LEGALIZATION OF THE BYLAW AMENDMENTS APPROVED IN
NUMBER 1 ABOVE MENTIONED AND THE DUE COMPLIANCE
AND CARRYING OUT OF THE RESOLUTIONS AND
AGREEMENTS ADOPTED BY THE MEETING.

Page 77 of 350	05-Aug-2010

		Vote Summary

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares
000212246	93I	2611	0	06-Apr-2010	06-Apr-2010

Page 78 of 350	05-Aug-2010

Vote Summary

ENERSIS S.A.

Security	29274F104		Meeting Type	Annual
Ticker Symbol	ENI		Meeting Date	22-Apr-2010
ISIN	US29274F1049		Agenda	933229646 - Management
City			Holding Recon Date	19-Mar-2010
Country	Cote D'ivoire		Vote Deadline Date	19-Apr-2010
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

O1	APPROVAL OF ANNUAL REPORT, BALANCE SHEET,		Management	For	For	None
FINANCIAL STATEMENTS AND REPORT OF THE EXTERNAL
AUDITORS AND ACCOUNT INSPECTORS FOR THE YEAR
ENDED ON DECEMBER 31, 2009.
O3	PROFIT DISTRIBUTION FOR THE PERIOD AND DIVIDEND		Management	For	For	None
PAYMENTS.
O4	BOARD OF DIRECTORS' ELECTION.		Management	For	For	None
O5	SETTING THE COMPENSATION OF THE BOARD OF		Management	For	For	None
DIRECTORS.
O6	SETTING THE COMPENSATION OF THE DIRECTORS'		Management	For	For	None
COMMITTEE AND BUDGET DETERMINATION FOR 2010.
O8	APPOINTMENT OF AN EXTERNAL AUDITING FIRM		Management	For	For	None
GOVERNED BY CHAPTER XXVIII OF SECURITIES MARKET
LAW 18,045.
O9	APPOINTMENT OF TWO ACCOUNT INSPECTORS,		Management	For	For	None
INCLUDING TWO DEPUTIES, AND SETTING OF THEIR
COMPENSATION.
O10	APPOINTMENT OF RISK RATING AGENCIES.		Management	For	For	None
O11	APPROVAL OF THE INVESTMENT AND FINANCING POLICY.		Management	For	For	None
O15	OTHER MATTERS OF INTEREST AND COMPETENCE OF THE		Management	For	For	None
ORDINARY SHAREHOLDERS' MEETING.
O16	OTHER NECESSARY RESOLUTIONS FOR THE PROPER		Management	For	For	None
IMPLEMENTATION OF THE ABOVE MENTIONED
AGREEMENTS.
E1	AMENDMENT OF THE COMPANY'S BYLAWS, ELIMINATING		Management	For	For	None
AND MODIFYING THE EFFECT OF THE FOLLOWING
ARTICLES IN ORDER TO ADAPT THEM TO THE NEW
PROVISIONS OF THE CHILEAN COMPANIES ACT (CCA) AND
THE SECURITIES MARKET LAW (SML), ALL AS MORE FULLY
DESCRIBED IN THE PROXY STATEMENT.
E2	ADOPTION OF OTHER RESOLUTIONS NECESSARY FOR THE		Management	For	For	None
DUE PERFORMANCE OF THE RESOLUTIONS AND BYLAW
AMENDMENTS INDICATED ABOVE.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

000212246	93I	5892	0	06-Apr-2010	06-Apr-2010

Page 79 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

TRACTEBEL ENERGIA SA, FLORIANOPOLIS

Security	P9208W103	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		23-Apr-2010
ISIN	BRTBLEACNOR2	Agenda		702340237 - Management
City	FLORIANOPOLIS	Holding Recon Date		21-Apr-2010
Country	Brazil	Vote Deadline Date		15-Apr-2010
SEDOL(s)	2249908 - B07C763	Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve to take the accounts of the Directors, to examine, discuss		Management	For	For	None
and vote the financial statements relating to FYE 31 DEC 2009
2	Approve the capital budget for retention of profit		Management	For	For	None
3	Approve the destination of the year end results and to distribute		Management	For	For	None
dividends
4	Approve to deliberate on the participation of the employees in the		Management	For	For	None
relating to FYE 31 DEC 2009
5	Approve to set the directors and finance committee global		Management	For	For	None
remuneration
6	Election of the members of the finance committee and substitutes		Management	For	For	None
7	Approve to take cognizance of the resignation of a substitute of		Management	For	For	None
the Board of Directors
8	Election of the members of the Board of Directors and substitutes		Management	For	For	None
9	Approve to decide on the newspapers in which company notices		Management	For	For	None
will be published
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	57500	0	12-Apr-2010	19-Apr-2010

Page 80 of 350	05-Aug-2010

Vote Summary

TRACTEBEL ENERGIA SA, FLORIANOPOLIS

Security	P9208W103		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	23-Apr-2010
ISIN	BRTBLEACNOR2		Agenda	702345934 - Management
City	FLORIANOPOLIS		Holding Recon Date	21-Apr-2010
Country	Brazil		Vote Deadline Date	15-Apr-2010
SEDOL(s)	2249908 - B07C763		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	"PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE N-OT ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE-ALLOWED. THANK YOU."
	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
1	Approve the renewal of the contract for the provison of services of		Management	For	For	None
services with the controlling shareholder Suez Tractebel S.A.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	57500	0	13-Apr-2010	19-Apr-2010

Page 81 of 350	05-Aug-2010

Vote Summary

CPFL ENERGIA S A

Security	P3179C105	Meeting Type		Annual General Meeting

Ticker Symbol		Meeting Date		26-Apr-2010

ISIN	BRCPFEACNOR0	Agenda		702315311 - Management

City	TBD	Holding Recon Date		22-Apr-2010

Country	Brazil	Vote Deadline Date		19-Apr-2010

SEDOL(s)	B031NN3	Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT		Non-Voting			None
OF NAMES. IF YOU HAVE ALREA-DY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE-TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
YOU.
A	Approve to examine, discuss and vote upon the Board of Directors		Management	For	For	None
annual report, the financial statements and Independent Auditors report relating to FYE 31 DEC 2009
B	Approve to decide on the allocation of the net profits from the FY		Management	For	For	None
and the distribution of dividends
C	Election of Directors: Principal Directors: Murilo Cesar Lemos dos		Management	For	For	None
Santos Passos, Francisco Caprino Neto , Claudio Borin Guedes
Palaia, Ricardo Carvalho Giambroni, Robson Rocha, Martin
Roberto Glogowsky, Ana Dolores Moura, Carneiro de Novaes;
Substitute Directors: Gustavo Pellicciari de Andrade, Marcelo
Pires Oliveira Dias, Rodrigo Cardoso Barbosa, Rivail Trevisan,
Arthur Prado Silva, Carlos Alberto Cardoso Moreira (Conselheira
Independente)
D	Election of the principal and substitute Members of the finance		Management	For	For	None
Committee
E	Approve to set the global remuneration of the Company Directors		Management	For	For	None

F	Approve to set the global remuneration of the finance Committee		Management	For	For	None

	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	25600	0	31-Mar-2010	19-Apr-2010

Page 82 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

FOMENTO ECONOMICO MEXICANO SAB DE CV, MEXICO

Security	P4182H115		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	26-Apr-2010

ISIN	MXP320321310		Agenda	702319030 - Management

City	NUEVO LEON		Holding Recon Date	13-Apr-2010

Country	Mexico		Vote Deadline Date	16-Apr-2010

SEDOL(s)	2242059 - B01DHB7 - B2Q3MB1		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

1	Approve the presentation, discussion, and if relevant, and		Management	For	For	None
approval of the proposal to exchange 100% of the shares of the beer operations owned by fomento economico mexicano, s.a.b.
de c.v. and or its subsidiaries for an ownership interest in the
Companies of HEINEKEN HOLDING N.V. AND HEINEKEN N.V.
2	Receive the report from the General Director of FOMENTO		Management	For	For	None
ECONOMICO MEXICANO, S.A.B. DE C.V., opinion of the Board
of Directors regarding the content of the report from the General
Director and reports from the Board of Directors itself with regard to the main accounting and information policies and criteria followed in the preparation of the financial information, as well as regarding the operations and activities in which it has intervened, reports from the Chairpersons of the audit and Corporate
Practices Committees and the presentation of the financial
statements for the 2009 FY, in accordance with the terms of
Article 172 of the general mercantile Companies Law and of the applicable provisions from the Securities Market Law
3	Receive the report regarding fulfillment of the tax obligations		Management	For	For	None

4	Approve the allocation of the results account from the 2009 FY, in		Management	For	For	None
which are included the declaration and payment of a cash
dividend, in MXN, in the amount of MXN 0.1296608 for each one of the Series B shares and the amount of MXN 0.162076 for each one of the Series D Shares, for a total of MXN 0.648304 for each
FEMSA Unit B and MXN 0.777965 for each FEMSA Unit BD
5	Approve to establish as the maximum amount of funds that can be		Management	For	For	None
allocated to the purchase of the shares of the Company, the
amount of MXN 3,000,000,000.00
6	Election of the members of the Board of Directors and		Management	For	For	None
Secretaries,
7	Election of the members of the (i) Finance and planning, (ii) Audit		Management	For	For	None
and (iii)
8	Appointment of delegates to formalize the resolutions of the		Management	For	For	None
meeting
9	Approve the reading and if relevant of the meeting minutes		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	55900	0	01-Apr-2010	16-Apr-2010

Page 83 of 350	05-Aug-2010

Vote Summary

ASSECO POLAND S.A., WARSZAWA

Security	X02540130	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date		26-Apr-2010
ISIN	PLSOFTB00016	Agenda	702322277 - Management
City	WARSZAWA	Holding Recon Date	09-Apr-2010
Country	Poland	Vote Deadline Date	09-Apr-2010
SEDOL(s)	5978953 - B28F5Y9 - B4PJ7D1	Quick Code
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
1	Opening of the meeting and election of the Chairman	Management	For	For	None
2	Approve to state the Chairman, if the meeting has been convened	Management	For	For	None
in conformity of regulations and assuming its capability to pass valid resolutions and election of the ballot counting committee
3	Approve the agenda	Management	For	For	None
4	Receive the Management Boards report on the Asseco Poland SA	Management	For	For	None
activity in 2009
5	Approve the Asseco Poland SA financial statement for 2009	Management	For	For	None
6	Approve the Auditors opinion and report on the Asseco Poland SA	Management	For	For	None
financial statement for 2009
7	Receive the Supervisory Boards report on assessment of the	Management	For	For	None
Management Boards report on activity and assessment of the
Asseco Poland SA financial statement for 2009
8	Adopt the resolutions on approval of the Management Boards	Management	For	For	None
report on activity and approve the Companys financial statement for 2009
9	Approve to review the capital groups report on activity and the	Management	For	For	None
capital groups financial statement for 2009
10	Approve to review the Auditors opinion and report on the capital	Management	For	For	None
groups financial statement for 2009
11	Adopt the resolution on approval of the report on the capital	Management	For	For	None
groups financial statement for 2009 and activity in 2009
12	Grant discharge to the Management Board for 2009	Management	For	For	None
13	Grant discharge to the Supervisory Board for 2009	Management	For	For	None
14	Approve the allocation of net profit earned in 2009 and dividend	Management	For	For	None
payment
15	Approve to review the Management Boards report on activity and	Management	For	For	None
the Systemy Informacyjne Kapital SA financial statement for 2009
16	Approve to review the Supervisory Boards report on assessment	Management	For	For	None
of the Management Boards report on the Systemy Informacyjne
Kapital SA activity and financial statement for 2009
17	Adopt the Management Board of Asseco Poland SA report on	Management	For	For	None
activity and financial statement for 2009 of the Systemy
Informacyjne Kapital SA

Page 84 of 350	05-Aug-2010

Vote Summary

18	Grant discharge to the Management Board of the Systemy		Management	For	For	None
Informacyjne Kapital SA for 2009
19	Grant discharge to the Supervisory Board of the Systemy		Management	For	For	None
Informacyjne Kapital SA for 2009
20	Approve to review the Management Boards report on the studio		Management	For	For	None
Komputerowe Galkom SP.Z O.O. activity for 2009
21	Approve to review the Supervisory Boards report on assessment		Management	For	For	None
of the Management Boards report on activity and financial
statement for 2009 of the studio Komputerowe Galkom Sp.Z O.O
22	Adopt the resolutions on the Management Boards report on		Management	For	For	None
activity and financial statement for 2009 of the studio
Komputerowe Galkom Sp.Z O.O
23	Grant discharge to the Management Board of the studio		Management	For	For	None
Komputerowe Galkom Sp.Z O.O. for 2009
24	Grant discharge to the Supervisory Board of the studio		Management	For	For	None
Komputerowe Galkom Sp.Z O.O. for 2009
25	Approve to review the Management Boards report on the ABG SA		Management	For	For	None
activity for 2009
26	Approve to review the Supervisory Boards report on assessment		Management	For	For	None
of the Management Boards report on activity and financial
statement for 2009 of the ABG SA
27	Receive the Management Boards report on activity and financial		Management	For	For	None
statement for 2009 of the ABG SA
28	Grant discharge to the Management Board of the ABG SA for		Management	For	For	None
2009
29	Grant discharge to the Supervisory Board of the ABG SA for 2009		Management	For	For	None
30	Adopt the disposal of properties		Management	For	For	None
31	Adopt the acquisition of properties		Management	For	For	None
32	Closing of the meeting		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	1492	0	05-Apr-2010	09-Apr-2010

Page 85 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

ITAU UNIBANCO HLDG SA MEDIUM TERM NTS BOOK ENTRY R

Security	P5968U113		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	26-Apr-2010

ISIN	BRITUBACNPR1		Agenda	702348207 - Management

City	SAO PAULO		Holding Recon Date	22-Apr-2010

Country	Brazil		Vote Deadline Date	16-Apr-2010

SEDOL(s)	B037HR3 - B3BGLF9		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM 3 ONLY. THANK-YOU.
1	To receive the administrators accounts, to examine, discuss and		Non-Voting			None
vote on the-administrations report, the financial statement s and the accounting-statements accompanied by the Independent
Auditor's report regarding the FYE-31 DEC 2009
2	To decide on the allocation of the net profits from the FY		Non-Voting			None

3	Election of Srs. Pedro Moreira Salles, Alfredo Egydio Arruda		Management	For	For	None
Villela Filho, Roberto Egydio Setubal, Alcides Lopes Tapias,
Alfredo Egydio Setubal, Candido Botelho Bracher, Fernando
Roberto Moreira Salles, Francisco Eduardo de Almeida Pinto,
Gustavo Jorge Laboissiere Loyola, Henri Penchas, Israel
Vainboim, Pedro Luiz Bodin de Moraes and Ricardo Villela Marino
as the Directors
4	To set the total annual remuneration for the Members of the Board		Non-Voting			None
of-Directors and the Finance Committee
	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT		Non-Voting			None
OF NAMES. IF YOU HAVE ALREA-DY SENT IN YOUR VOTES,
PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE-TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244253	55P	13610	0	14-Apr-2010	16-Apr-2010
244255	55P	84490	0	14-Apr-2010	23-Apr-2010

Page 86 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

CPFL ENERGIA S A

Security	P3179C105	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	Meeting Date		26-Apr-2010

ISIN	BRCPFEACNOR0	Agenda	702363021 - Management

City	SAO PAULO	Holding Recon Date	22-Apr-2010

Country	Brazil	Vote Deadline Date	16-Apr-2010

SEDOL(s)	B031NN3	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN	Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
a	Approve the seven protocol and justification of share merger	Management	For	For	None
instruments protocols, signed between, on the one side, the
Company, and on the other side, each one of the following
subsidiary Companies i. Companhia Leste Paulista de Energia, ii.
Companhia Jaguari de Energia, iii. Companhia Sul Paulista de
Energia, iv. Companhia Luz e Forca de Mococa, v. Companhia
Jaguari de Geracao de Energia, vi. CPFL Servicos,
Equipamentos, Industria e Comercio S.A. and vii. Companhia Luz
e Forca Santa Cruz all jointly the controlled Companies
b	Ratify the hiring and appointment of the specialized Companies i.	Management	For	For	None
Hirashima e Associados Consultoriaem Transacoes Societarias
Ltda., with corporate taxpayer id CNPJ number 05.534.178
0001/36, which prepared the valuation report at economic value for the Company and each one of the controlled Companies, and
ii. Hirashima e Associados Ltda., with corporate taxpayer id CNPJ number 05.215.691 0001/64, which prepared the valuation report of net worth at market value for the Company and for each one of the controlled Companies, for the purposes of the provision in
Article 264 of law number 6404 76
c	Approve to examine and the valuation reports mentioned in line b	Management	For	For	None
above in reference to the Company
d	Approve the merger of the entirety of the shares issued by the	Management	For	For	None
controlled Companies into the assets of the Company, in
accordance with the terms of Article 252 of law number 6404 76, with the consequent conversion of the controlled Companies into wholly owned subsidiaries of the Company, in accordance with the terms of the respective protocols and in accordance with the substitution ratios provided for in them
e	Approve the increase of the Company's share capital in the	Management	For	For	None
amount of BRL 52,249,114.80, with a total issuance of 1,226,192 new shares of the Company to be paid in with shares issued by the controlled Companies merged into the assets of the Company, in the manner described in the items above and in the respective protocols

Page 87 of 350	05-Aug-2010

			Vote Summary

f	Amend the wording of the Corporate Bylaws of the Company, at			Management	For	For	None
	its Article 5, to reflect the change i. of the share capital of the
	Company resulting from the potential approval of lines a and e
	above, which will go from BRL 4,741,175,241.82 to BRL
	4,793,424,356.62, and ii. of the number of common shares issued
	by the Company, which will go from 479,910,938 to 481,137, 130
	common shares
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
				Shares

522021		55P	25600	0	20-Apr-2010	20-Apr-2010
Page 88 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

VALE SA, RIO DE JANEIRO

Security	P2605D109		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	27-Apr-2010
ISIN	BRVALEACNPA3		Agenda	702313797 - Management
City	RIO DE JANEIRO		Holding Recon Date	23-Apr-2010
Country	Brazil		Vote Deadline Date	16-Apr-2010
SEDOL(s)	2256630 - 2257127 - 5896851 - B04S872 -		Quick Code
B142LF0
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM 1, 2, 3 AND 4-ONLY. THANK YOU.
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve to examine, discuss and vote upon the Board of Directors		Management	For	For	None
annual report, the financial statements, relating to FYE 31 DEC
2009
2	Approve the distribution of the FY net profits and the budget of		Management	For	For	None
capital of the Company
3	Election of the Members of the Finance Committee		Management	For	For	None
4	Approve to set the Directors and Finance Committees global		Management	For	For	None
remuneration
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244254	55P	88299	0	30-Mar-2010	16-Apr-2010
244255	55P	56930	0	30-Mar-2010	23-Apr-2010

Page 89 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

TIM PARTICIPACOES SA

Security	P91536105		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	27-Apr-2010

ISIN	BRTCSLACNOR0		Agenda	702313812 - Management

City	RIO DE JANERIO		Holding Recon Date	23-Apr-2010

Country	Brazil		Vote Deadline Date	19-Apr-2010

SEDOL(s)	2292560 - B3PSB17		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve the Board of Directors report and the Company's		Management	For	For	None
financial statements relating to the FY ending 31 DEC 2009
2	Approve to allocate the net profits from the 2009 FY and to		Management	For	For	None
distribute dividends
3	Ratify the appointment by cooptation of the full Members, as well		Management	For	For	None
as of the Chairperson of the Board of Directors of the Company,
done at t he meeting of the Board of Director's held on 24 MAR
2010, to serve out the term in office, in accordance with the terms of Article 150 of law number 6404/1976 and of Article 28, sole resolution, of the corporate Bylaws of the Company
4	Approve to set the global remuneration of the Company Directors		Management	For	For	None

5	Election of Members of the Finance Committee and the respective		Management	For	For	None
substitutes
	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON THIS ITEM-IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR-OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	122100	0	30-Mar-2010	26-Apr-2010

Page 90 of 350	05-Aug-2010

Vote Summary

BRASIL TELECOM S A

Security	P18445158		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	27-Apr-2010

ISIN	BRBRTOACNPR5		Agenda	702315323 - Management

City	BRASILIA		Holding Recon Date	23-Apr-2010

Country	Brazil		Vote Deadline Date	19-Apr-2010

SEDOL(s)	2880385 - B05N0V4 - B1XFXG5 - B1XFYQ2		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM III ONLY. THANK-YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU.
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
I	To take knowledge of the Directors accounts, to examine, discuss		Non-Voting			None
and approve-the Board of Directors report, the Company's
consolidated financial-statements for the FYE 31 DEC 2009
II	To approve the proposal for the capital budget for the year 2009,		Non-Voting			None
and the-participation payment for the employees according to
Article 45 from the-Company Bylaw
III	Election of principal and substitute members of the Fiscal		Management	For	For	None
Committee
IV	To set the total amount of remuneration of the administrators of		Non-Voting			None
the Company-and Fiscal Committee
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	88000	0	31-Mar-2010	26-Apr-2010

Page 91 of 350	05-Aug-2010

Vote Summary

VALE SA, RIO DE JANEIRO

Security	P96609139		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	27-Apr-2010
ISIN	BRVALEACNOR0		Agenda	702317531 - Management
City	RIO DE JANERIO		Holding Recon Date	23-Apr-2010
Country	Brazil		Vote Deadline Date	16-Apr-2010
SEDOL(s)	2196286 - 7332706 - B234NB4 - B2QYXQ6		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve to examine, discuss and vote upon the Board of Directors		Management	For	For	None
annual report, the financial statements, relating to FYE 31 DEC
2009
2	Approve the distribution of the FYs net profits and approve the		Management	For	For	None
budget of capital of the Company
3	Elect the members of the finance committee		Management	For	For	None
4	Approve to set the Directors and Finance Committees global		Management	For	For	None
remuneration
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	32800	0	01-Apr-2010	26-Apr-2010

Page 92 of 350	05-Aug-2010

Vote Summary

WEG SA BRAZIL

Security	P9832B129		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	27-Apr-2010

ISIN	BRWEGEACNOR0		Agenda	702317543 - Management

City	JARAGUA DO SUL		Holding Recon Date	23-Apr-2010

Country	Brazil		Vote Deadline Date	19-Apr-2010

SEDOL(s)	2945422		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
1	Receive the Board of Directors annual report, the financial		Management	For	For	None
statements, External Auditors and of the finance Committee and documents opinion report relating to FYE 31 DEC 2009
2	Approve the destination of the YE and to confirm the decision of		Management	For	For	None
the Board of Directors, minutes of 23 MAR 2009, 16 JUN 2009, 23
JUL 2009, 17 SEP 2009, 14 DEC 2009 and 23 FEB 2010 relating
to the distribution of dividends and interest over capital
3	Election of the Members of the Board of Directors		Management	For	For	None

4	Approve to set the aggregate annual remuneration for the		Management	For	For	None
administrators
5	Election of the Members of the finance Committee and set their		Management	For	For	None
remuneration
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	81500	0	01-Apr-2010	26-Apr-2010

Page 93 of 350	05-Aug-2010

Vote Summary

WEG SA BRAZIL

Security	P9832B129		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	27-Apr-2010
ISIN	BRWEGEACNOR0		Agenda	702318610 - Management
City	JARAGUA DO SUL		Holding Recon Date	23-Apr-2010
Country	Brazil		Vote Deadline Date	19-Apr-2010
SEDOL(s)	2945422		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
1.	Amend the main part of Article 26 of the Corporate Bylaws, in		Management	For	For	None
such a way as to provide that the Executive Committee will be composed of 3 to 15 members
2.	Approve the newspapers for the publication of legal Acts		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	81500	0	01-Apr-2010	26-Apr-2010

Page 94 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

METALURGICA GERDAU SA, PORTO ALEGRE

Security	P4834C118		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	27-Apr-2010
ISIN	BRGOAUACNPR8		Agenda	702348269 - Management
City	BRAZIL		Holding Recon Date	23-Apr-2010
Country	Brazil		Vote Deadline Date	19-Apr-2010
SEDOL(s)	2581138 - 2648862 - B3BJ523		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM 3 AND 4 ONLY.-THANK YOU.
1	Approve to take knowledge of the Director's accounts, to		Non-Voting			None
examine,and the-Company's consolidated financial statements for the YE 31 DEC 2009
2	Approve to decide on the allocation of the net profits from the FY		Non-Voting			None
and the-distributions of results
3	Elect the Members of the Board of Directors and set their		Management	For	For	None
remuneration
4	Elect the Members of the Finance Committee and respective		Management	For	For	None
Substitutes and set
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244254	55P	36519	0	14-Apr-2010	19-Apr-2010

Page 95 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

LOG-IN LOGISTICA INTERMODAL SA

Security	P6401A102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	27-Apr-2010
ISIN	BRLOGNACNOR3		Agenda	702348954 - Management
City	RIO DE JANEIRO		Holding Recon Date	23-Apr-2010
Country	Brazil		Vote Deadline Date	19-Apr-2010
SEDOL(s)	B1Y4WH5		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Receive the accounts of the Administrators and vote on the		Management	For	For	None
financial statements regarding the FYE on 31 DEC 2009
2	Approve the allocation of the result of the FYE on 31 DEC 2009,		Management	For	For	None
and the distribution of dividends
3	Approve to set the global remuneration of the Board of Directors		Management	For	For	None
for the FY 2010
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	16900	0	20-Apr-2010	26-Apr-2010

Page 96 of 350	05-Aug-2010

Vote Summary

MAGNESITA REFRATARIOS SA, CONTAGEM, MG

Security	P6426L109		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	27-Apr-2010
ISIN	BRMAGGACNOR4		Agenda	702348978 - Management
City	CONTAGEM,MG		Holding Recon Date	23-Apr-2010
Country	Brazil		Vote Deadline Date	19-Apr-2010
SEDOL(s)	B23VRX5 - B2RJT40		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
I	Approve to deliberate the Board of Directors annual report, the		Management	For	For	None
financial statements, relating to FYE 31 DEC 2009
II	Approve the destination of the YE results of 2009 and non		Management	For	For	None
distribution of the dividends
III	Election of the Members of the finance Committee and respective		Management	For	For	None
substitutes
IV	Approve to set the global remuneration of the Directors		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	30600	0	14-Apr-2010	26-Apr-2010

Page 97 of 350	05-Aug-2010

Vote Summary

MAGNESITA REFRATARIOS SA, CONTAGEM, MG

Security	P6426L109		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	27-Apr-2010

ISIN	BRMAGGACNOR4		Agenda	702356999 - Management

City	CONTAGEM,MG		Holding Recon Date	23-Apr-2010

Country	Brazil		Vote Deadline Date	19-Apr-2010

SEDOL(s)	B23VRX5 - B2RJT40		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
I	Amend the Corporate Bylaws of the Company for the purpose of		Management	For	For	None
increasing the maximum number of Executive Committee
positions from 8 to 12 Members and to update its share capital, reflecting the capital increase decided on at the meeting of the
Board of Directors of 30 OCT 2009, and already carried out
II	Approve, because of a request from the Members of the Board of		Management	For	For	None
Directors Mr. Andrew Woodward Sweet and his alternate Mr.
Robert Agostinelli, to change the positions occupied by the
mentioned Members of the Board of Directors, with Mr. Robert
Agostinelli coming to be a full Member of the Board of Directors and Mr. Andrew Woodward Sweet, his alternate
III	Approve the protocol and justification of merger, by the Company,		Management	For	For	None
of the following subsidiary companies: Ceramica Sao Caetano
Ltda, Msa Agropecuaria Ltda and Massambaba Mineracao S.A.
IV	Ratify the appointment of the Experts responsible for the		Management	For	For	None
evaluation reports of the book shareholder equity of such
subsidiaries and approve the respective valuation reports
V	Approve the merger, into the Company, of the subsidiaries		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	30600	0	19-Apr-2010	26-Apr-2010

Page 98 of 350	05-Aug-2010

Vote Summary

COMPANHIA DE SANEAMENTO DE MINAS GERAIS - COPASA

Security	P28269101		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	27-Apr-2010
ISIN	BRCSMGACNOR5		Agenda	702357193 - Management
City	TBA		Holding Recon Date	23-Apr-2010
Country	Brazil		Vote Deadline Date	19-Apr-2010
SEDOL(s)	B0YBZJ2 - B1BYFV3		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
I	Approve to take knowledge of the Director accounts, to examine,		Management	For	For	None
discuss and approve the financial statements for the FY ending
31 DEC 2009
II	Approve the allocation of the net profit for the FYE on 31 DEC		Management	For	For	None
2009, with the retention of part of the net profit for reinvestment, payment of interest over own capital, to be imputed to the amount of the minimum mandatory dividend
III	Approve the Investment Plan of Copasa Mg, under the terms of		Management	For	For	None
the Article 196 2 of Federal Law 640476
IV	Election of the Members of the Board of Directors and Finance		Management	For	For	None
Committee
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	15300	0	19-Apr-2010	26-Apr-2010

Page 99 of 350	05-Aug-2010

Vote Summary

COMPANHIA DE SANEAMENTO DE MINAS GERAIS - COPASA

Security	P28269101		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	27-Apr-2010
ISIN	BRCSMGACNOR5		Agenda	702357458 - Management
City	STO ANTONIO		Holding Recon Date	23-Apr-2010
Country	Brazil		Vote Deadline Date	19-Apr-2010
SEDOL(s)	B0YBZJ2 - B1BYFV3		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY [POA]
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
1.	Amend the Corporate Bylaws of the Company as follows, Article		Management	For	For	None
5, increase of the share capital of the Company, coming from the conversion of debentures, second issuance, into common shares, with the share capital of the Company increasing to BRL
2,636,459,548.98, fully subscribed for and paid in, represented by
115,299,504 common shares, all of which are nominative and
have no par value
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

522021	55P	15300	0	19-Apr-2010	26-Apr-2010

Page 100 of 350	05-Aug-2010

Vote Summary

COMPANHIA DE SANEAMENTO DE MINAS GERAIS - COPASA

Security		P28269101		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date	27-Apr-2010
ISIN		BRCSMGACNOR5		Agenda	702358397 - Management
City		STO ANTONIA		Holding Recon Date	23-Apr-2010
Country		Brazil		Vote Deadline Date	19-Apr-2010
SEDOL(s)		B0YBZJ2 - B1BYFV3		Quick Code
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A			Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY [POA]
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN			Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
1.	Approve to set the total annual remuneration for the Members of Management				For	For	None
the Board of Directors, Finance Committee, and for the Executive
Committee
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021		55P	15300	0	19-Apr-2010	26-Apr-2010

Page 101 of 350	05-Aug-2010

Vote Summary

TIM PARTICIPACOES SA

Security	P91536105		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	27-Apr-2010
ISIN	BRTCSLACNOR0		Agenda	702358739 - Management
City	RIO DE JANERIO		Holding Recon Date	23-Apr-2010
Country	Brazil		Vote Deadline Date	19-Apr-2010
SEDOL(s)	2292560 - B3PSB17		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
1	Approve the extension of the cooperation and support agreement,		Management	For	For	None
to be signed between telecom Italia S.P.A. and Tim Celular S.A., with the consent of the Company
2	Amend the Line XX of Article 25 and Article 31 of the Corporate		Management	For	For	None
bylaws of the Company and the respective consolidation
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	122100	0	19-Apr-2010	26-Apr-2010

Page 102 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

RICHTER GEDEON PLC

Security	X3124R133	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		28-Apr-2010

ISIN	HU0000067624	Agenda	702313228 - Management

City	BUDAPEST	Holding Recon Date	22-Apr-2010

Country	Hungary	Vote Deadline Date	21-Apr-2010

SEDOL(s)	4042387 - 5076954 - B01YTN6 - B1BDH36 -	Quick Code
B28LKX1
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL	Non-Voting			None
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL
OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS
REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED
-	PLEASE NOTE IN THE EVENT THE MEETING DOES NOT	Non-Voting			None
REACH QUORUM, THERE WILL BE A-SECOND CALL ON DD
28 APR 2010 AT 16:00 HRS. CONSEQUENTLY, YOUR VOTING-
INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED.-THANK YOU.
1	Receive the report of the Board of Directors on the 2009 business	Management	For	For	None
activities of the Company and presentation of the draft annual report prepared in accordance with the Accounting Act
2	Receive the report of the Auditor	Management	For	For	None

3	Receive the report of the Supervisory Board including the report of	Management	For	For	None
the Audit Committee
4	Approve the determination and allocation of the 2009 after-tax	Management	For	For	None
profit of the Company, declaration of dividends for the 2009 business year on the common shares
5	Approve the 2009 draft annual report of the Company prepared in	Management	For	For	None
accordance with the Accounting Act, including the 2009 balance sheet
6	Receive the draft report on the 2009 business activities of the	Management	For	For	None
Richter Group and presentation of the Consolidated Report
prepared in accordance with the IFRS
7	Report of the Auditor on the draft Consolidated Report	Management	For	For	None

8	Report of the Supervisory Board including the report of the Audit	Management	For	For	None
Committee on the draft Consolidated Report
9	Approve the draft 2009 consolidated report	Management	For	For	None

10	Receive the Corporate Governance report	Management	For	For	None

11	Authorize the Board of Directors for the purchase of own shares of	Management	For	For	None
the Company
12	Amend the Company's statutes	Management	For	For	None

Page 103 of 350	05-Aug-2010

Vote Summary

13	Approve the consolidated text of the Company's statutes			Management	For	For	None
14	Election of Members of the Board of Directors			Management	For	For	None
15	Approve the remuneration of the Members of the Board of			Management	For	For	None
Directors
16	Approve the remuneration of the Members of the Supervisory			Management	For	For	None
Board
17	Election of the Company's statutory Auditor			Management	For	For	None
18	Approve the remuneration of the Company's statutory Auditor			Management	For	For	None
19	Miscellaneous			Non-Voting			None
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246		55P	379	0	30-Mar-2010	21-Apr-2010

Page 104 of 350	05-Aug-2010

Vote Summary

COMPANHIA DE BEBIDAS DAS AMERS - AMBEV

Security	P0273S127		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	28-Apr-2010

ISIN	BRAMBVACNPR1		Agenda	702313925 - Management

City	SAO PAULO		Holding Recon Date	26-Apr-2010

Country	Brazil		Vote Deadline Date	19-Apr-2010

SEDOL(s)	2361976 - B1LCNL3		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM IV ONLY. THANK-YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
I	To receive the accounts of the Board of Directors, examine,		Non-Voting			None
discuss and vote-on the financial statements regarding the 2009
FY
II	To decide regarding the allocation of the net profit from the FYE		Non-Voting			None
on 31 DEC-2009 as well as to ratify the distribution of interest on shareholders'-equity and dividends in meetings held on 13 APR
2009, 29 JUN 2009, 11 AUG-2009 and 09 NOV 2009
III	To ratify the amounts paid as aggregate remuneration attributed to		Non-Voting			None
the-managers of the Company for the FYE on 31 DEC 2009 and
to establish the-aggregate remuneration of the managers for the
2010 FY
IV	Election of the Members of the Fiscal Committee of the Company		Management	For	For	None
and approve
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	4500	0	30-Mar-2010	23-Apr-2010

Page 105 of 350	05-Aug-2010

Vote Summary

DIAGNOSTICOS DA AMERICA SA, BARUERI

Security	P3589C109		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Apr-2010
ISIN	BRDASAACNOR1		Agenda	702315296 - Management
City	BARUERI		Holding Recon Date	26-Apr-2010
Country	Brazil		Vote Deadline Date	13-Apr-2010
SEDOL(s)	B03WBK9 - B05HB24		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
1	Approve to take knowledge of the Directors accounts, and the		Management	For	For	None
Company's consolidated financial statements for the FYE 31 DEC
2009
2	Approve the proposal for the capital budget for the year 2010, the		Management	For	For	None
allocation of the net profit from the FYE on 31 DEC 2009, and ratify the early distributions of dividends and interim interest over on net equity
3	Approve to set the total annual remuneration for the Members of		Management	For	For	None
the Board of Directors and Executive Committee
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/OR ABSTAIN
ARE-ALLOWED. THANK YOU
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	7100	0	31-Mar-2010	23-Apr-2010

Page 106 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

BANK POLSKA KASA OPIEKI -GRUPA PEKAO S.A., WARSZAW

Security	X0641X106	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date		28-Apr-2010
ISIN	PLPEKAO00016	Agenda	702334739 - Management
City	WARSZAWA	Holding Recon Date	12-Apr-2010
Country	Poland	Vote Deadline Date	09-Apr-2010
SEDOL(s)	5473113 - B020KP2 - B28FBX0	Quick Code
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
1	Opening of the meeting	Management	For	For	None
2	Election of the Chairman	Management	For	For	None
3	Approve the concluding correctness of convening the OGM and its	Management	For	For	None
capacity to adopt binding resolutions
4	Election of the voting Commission	Management	For	For	None
5	Adopt the agenda	Management	For	For	None
6	Approve the Management Board's report on the activity of the	Management	For	For	None
Bank in 2009
7	Approve the financial statements of the Bank for 2009	Management	For	For	None
8	Approve the Management Board's report on the activity of the	Management	For	For	None
Bank's capital Group in 2009
9	Approve the consolidated financial statements of the Bank's	Management	For	For	None
capital Group for 2009
10	Approve the motion of the Management Board on distribution of	Management	For	For	None
the Bank's net profit for 2009
11	Approve the report of the Bank's Supervisory Board on its activity	Management	For	For	None
in 2009 and the results of review of the reports on the activity of the Bank and of the Bank's capital Group in 2009, financial
statements of the Bank and of the Bank's capital Group for 2009 as well as the motion of the Management Board on distribution of the Bank's net profit for 2009
12.1	Approve the Management Board's report on the activity of the	Management	For	For	None
Bank in 2009
12.2	Approve the financial statements of the Bank for 2009	Management	For	For	None
12.3	Approve the Management Board's report on the activity of the	Management	For	For	None
Bank's capital Group in 2009
12.4	Approve the consolidated financial statements of the Bank's	Management	For	For	None
capital Group for 2009
12.5	Approve the distribution of the Bank's net profit for 2009	Management	For	For	None
12.6	Approve the report of the Bank's Supervisory Board on its activity	Management	For	For	None
in 2009
12.7	Approve the performance of duties by Members of the	Management	For	For	None
Supervisory Board in 2009

Page 107 of 350	05-Aug-2010

Vote Summary

12.8	Approve the performance of duties by Members of the		Management	For	For	None
Management Board in 2009
13	Approve the motion regarding the changes in the composition of		Management	For	For	None
the Supervisory Board of Bank and adoption of the resolutions on changes in the composition of the Supervisory board of Bank
14	Approve the motion regarding the changes of remuneration of the		Management	For	For	None
members of Supervisory Board and adoption of the resolution on changes of remuneration of the members of Supervisory Board
15	Approve the motion and adopt the resolution on selection of		Management	For	For	None
Auditor of the Bank
16	Approve the motion and adopt the resolution on the amendments		Management	For	For	None
to the Statute of the Bank
17	Authorizate the Supervisory Board to determine the uniform text of		Management	For	For	None
the Statute of the bank
18	Closing		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212247	55P	2181	0	08-Apr-2010	09-Apr-2010

Page 108 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

GERDAU S A

Security		P2867P113		Meeting Type	Annual General Meeting
Ticker Symbol				Meeting Date	28-Apr-2010
ISIN		BRGGBRACNPR8		Agenda	702348803 - Management
City		RIO DE JANEIRO		Holding Recon Date	26-Apr-2010
Country		Brazil		Vote Deadline Date	21-Apr-2010
SEDOL(s)		2160407 - 2645517 - 7514377 - 7588811 -		Quick Code
B04S8M7 - B143807
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A			Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS			Non-Voting			None
CAN VOTE ON ITEM 3 AND 4 ONLY.-THANK YOU.
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE			Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN			Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve the Directors' accounts and vote the financial statements			Non-Voting			None
for the FY-ending 31 DEC 2009
2	Approve the distribution of the FYs net profits and distribution			Non-Voting			None
dividends
3	Election of the Members of the Board of Directors and set the			Management	For	For	None
Directors
4	Election of the Members of the finance committee and their			Management	For	For	None
respective
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244254		55P	71140	0	14-Apr-2010	21-Apr-2010
244255		55P	18000	0	14-Apr-2010	23-Apr-2010

Page 109 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

CIA DE CONCESSOES RODOVIARIAS

Security	P1413U105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Apr-2010
ISIN	BRCCROACNOR2		Agenda	702348930 - Management
City	SAO PAULO		Holding Recon Date	26-Apr-2010
Country	Brazil		Vote Deadline Date	22-Apr-2010
SEDOL(s)	2840970 - B06M3P5		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve to take knowledge of the Directors accounts, the Board of		Management	For	For	None
Directors report, the Company's consolidated financial statements and explanatory notes accompanied by the independent Auditors report and the Finance Committee for the FYE 31 DEC 2009
2	Approve to decide on the revision of the capital budget		Management	For	For	None
3	Approve to decide on the distribution of profits from the FYE 31		Management	For	For	None
DEC 2009
4	Approve the number of seats on the Company's Board of		Management	For	For	None
Directors for the next term of office
5	Election of members of the Company's Board of Directors		Management	For	For	None
6	Approve on administrators remuneration		Management	For	For	None
7	Approve the setting up of the Finance Committee		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	44900	0	14-Apr-2010	26-Apr-2010

Page 110 of 350	05-Aug-2010

Vote Summary

GERDAU S A

Security	P2867P105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Apr-2010
ISIN	BRGGBRACNOR1		Agenda	702354907 - Management
City	RIO DE JANERIO		Holding Recon Date	26-Apr-2010
Country	Brazil		Vote Deadline Date	21-Apr-2010
SEDOL(s)	2160418 - 2645443 - B3BHHB0		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON THIS ITEM-IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR-OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
1.	Approve to take knowledge of the Directors' accounts, to examine,		Management	For	For	None
discuss and vote the financial statements for the FY ending 31
DEC 2009
2.	Approve to deliberate on the distribution of the fiscal year's net		Management	For	For	None
profits and the distribution dividends
3.	Election of the Members of the Board of Directors and approve to		Management	For	For	None
set the Directors remuneration
4.	Election of Members of the Finance Committee and their		Management	For	For	None
Respective Substitutes, and approve to set the remuneration
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	74500	0	15-Apr-2010	26-Apr-2010

Page 111 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

DIAGNOSTICOS DA AMERICA SA, BARUERI

Security	P3589C109		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	28-Apr-2010

ISIN	BRDASAACNOR1		Agenda	702358727 - Management

City	BARUERI		Holding Recon Date	26-Apr-2010

Country	Brazil		Vote Deadline Date	22-Apr-2010

SEDOL(s)	B03WBK9 - B05HB24		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
A.	Approve to decide regarding the proposal from management to		Management	For	For	None
amend the corporate Bylaws of the Company, specifically, Article
11 deposit of documents for shareholders before general
meetings are held and Article 48 change of the newspaper for publications, in accordance with the terms of the proposal made available together with this call notice and that is available to the shareholders at the head office and on the Company's website
www.dasa3.com.br as well as in the electronic system on the
securities commission page on the internet
B.	Approve the matter described in line a of item II to decide		Management	For	For	None
regarding t he consolidation of the corporate Bylaws of the
Company with the amendments
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	7100	0	19-Apr-2010	23-Apr-2010

Page 112 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares INDXX Brazil Infrastructure Index Fund

ULTRAPAR PARTICIPACOES S A

Security	P94396101		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Apr-2010
ISIN	BRUGPAACNPR5		Agenda	702359616 - Management
City	SAO PAULO		Holding Recon Date	26-Apr-2010
Country	Brazil		Vote Deadline Date	21-Apr-2010
SEDOL(s)	2502593 - B0HZNY2 - B3DG191		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM 4 AND 5 ONLY.-THANK YOU.
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	To take knowledge of the Directors accounts, to examine, discuss		Non-Voting			None
and approve-the Company's consolidated financial statements for the FYE 31 DEC 2009
2	To consider the proposal for the capital budget for the year 2010		Non-Voting			None
3	To decide on the allocation of the net profits from the FY		Non-Voting			None
4	Election of members of the Board of Directors and set their		Management	For	For	None
remuneration
5	Election of members of the Finance Committee, and set their		Management	For	For	None
remuneration
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	3400	0	19-Apr-2010	23-Apr-2010
522021	55P	18700	0	19-Apr-2010	26-Apr-2010

Page 113 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

NOVATEK JT STK CO

Security	669888109	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	28-Apr-2010

ISIN	US6698881090	Agenda	702360366 - Management

City	MOSCOW	Holding Recon Date	14-Apr-2010

Country	Russian Federation	Vote Deadline Date	21-Apr-2010

SEDOL(s)	B0DK750 - B0F70T4	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING Non-Voting				None
ID 688608 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
1.1	Approve the Joint Stock Company [JSC] Novatek's 2009 annual	Management	For	For	None
report, annual financial statements, including the Company's
Russian Statutory Accounting [RSA] profit and loss statement
1.2	Approve to pay a dividend for second half of 2009 at RUB 1.75	Management	For	For	None
per share, to determine the size, schedule, form and procedure of paying dividends [net of dividends in the amount of 1 ruble per one ordinary share paid for first half 2009]
2	Amend the Clause 13, 13.1, 13.2 of the regulation of JSC	Management	For	For	None
Novatek's Board of Directors
3	Approve the regulation on remuneration and compensations	Management	For	For	None
payable to the Members of JSC Novatek's Board of Directors
	PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO	Non-Voting			None
RESOLUTION 4 REGARDING THE ELECT-ION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEETING. PL-EASE NOTE THAT ONLY
A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED.
PLEASE CONTAC-T YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
4.1	Election of Andrey Akimov as a Member of the Revision	Management	For	For	None
Commission of JSC NOVATEK
4.2	Election of Burkhard Bergmann as a Member of the Revision	Management	For	For	None
Commission of JSC NOVATEK
4.3	Election of Ruben Vardanian as a Member of the Revision	Management	For	For	None
Commission of JSC NOVATEK
4.4	Election of Mark Gyetvay as a Member of the Revision	Management	For	For	None
Commission of JSC NOVATEK
4.5	Election of Vladimir Dmitriev as a Member of the Revision	Management	For	For	None
Commission of JSC NOVATEK
4.6	Election of Leonid Mikhelson as a Member of the Revision	Management	For	For	None
Commission of JSC NOVATEK
4.7	Election of Alexander Natalenko as a Member of the Revision	Management	For	For	None
Commission of JSC NOVATEK
4.8	Election of Kirill Seleznev as a Member of the Revision	Management	For	For	None
Commission of JSC NOVATEK
4.9	Election of Gennady Timchenko as a Member of the Revision	Management	For	For	None
Commission of JSC NOVATEK
5.1	Election of Maria Konovalova as a Member of the Revision	Management	For	For	None
Commission of JSC Novatek

Page 114 of 350	05-Aug-2010

Vote Summary

5.2	Election of Igor Ryaskov as a Member of the Revision		Management	For	For	None
Commission of JSC Novatek
5.3	Election of Sergey Fomichev as a Member of the Revision		Management	For	For	None
Commission of JSC Novatek
5.4	Election of Nikolai Shulikin as a Member of the Revision		Management	For	For	None
Commission of JSC Novatek
6	Appoint ZAO PricewaterhouseCoopers Audit as the Auditor of		Management	For	For	None
JSC Novatek for 2010
7.1	Approve to pay the members of JSC Novatek's Board of Directors		Management	For	For	None
elected by the AGM of shareholders of 27 MAY 2009 an additional remuneration in the amount of 4,000,000 rubles each
7.2	Approve to pay the remuneration to the newly elected Members of		Management	For	For	None
JSC Novatek's Board of Directors and compensate their expenses in the form and in the amount set forth by the regulation on remuneration and compensations payable to the Members of JSC
Novatek's Board of Directors
8	Approve the remuneration to the Members of JSC Novatek's		Management	For	For	None
Revision Commission during the period of exercising their duties in the amount of 1,000,000 rubles each
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212251	55P	6086	0	19-Apr-2010	21-Apr-2010

Page 115 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

EMPRESAS COPEC SA
Security	P7847L108		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	28-Apr-2010
ISIN	CLP7847L1080		Agenda	702362651 - Management
City	TBD		Holding Recon Date	22-Apr-2010
Country	Chile		Vote Deadline Date	23-Apr-2010
SEDOL(s)	2196026		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

1	Approve the financial statements of the Company as of 31 DEC		Management	For	For	None
2009, the annual report of the Board of Directors, and give notice of the progress of corporate businesses
2	Approve to give notice of the operations performed by the		Management	For	For	None
Company referred to in Article 44 of the Law 18.046, previous to its modification By Law 20.382
3	Approve to fix the remuneration of the Board of Directors for the		Management	For	For	None
next fiscal period
4	Approve to fix the remuneration and budget of expenses of the		Management	For	For	None
committee referred to in Article 50 bis of the Law 18.046, to inform on its activities and report of annual management
5	Appointment of external Auditors and rating agencies		Management	For	For	None
6	Any other matter		Non-Voting			None
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	270	0	19-Apr-2010	23-Apr-2010
212251	55P	15260	0	19-Apr-2010	23-Apr-2010

Page 116 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

GERDAU S A

Security	P2867P105		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	28-Apr-2010
ISIN	BRGGBRACNOR1		Agenda	702362702 - Management
City	RIO DE JANEIRO		Holding Recon Date	26-Apr-2010
Country	Brazil		Vote Deadline Date	21-Apr-2010
SEDOL(s)	2160418 - 2645443 - B3BHHB0		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1.	Amend the stock option program, called the long term incentive		Management	For	For	None
program approved by the EGM of 30 APR 2003
2.	Approve the granting of stock purchase options for 2010 in the		Management	For	For	None
light of the amendment to the stock option plan
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	74500	0	19-Apr-2010	26-Apr-2010

Page 117 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

CEMEX SAB DE CV

Security	P22561321		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	29-Apr-2010
ISIN	MXP225611567		Agenda	702318901 - Management
City	TBD		Holding Recon Date	16-Apr-2010
Country	Mexico		Vote Deadline Date	20-Apr-2010
SEDOL(s)	2183578 - 2406457 - B02V9V4 - B2Q3M99		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

I	Approve the presentation of the report of Chief Executive Officer		Management	For	For	None
including the financial statements and the report of the Board of
Directors for the FYE on DEC 2009 in terms of Article 172 of the
General Corporations Law and after getting the opinion of the
Board of Directors on the report of the Chief Executive Officer, the
Audit Committee and Corporate practices and the report on
policies and on the review of the situation taxation of the Company
II	Approve regarding the application of profits		Management	For	For	None
III	Approve to increase the variable part of the capital stock from the		Management	For	For	None
retained earnings
IV	Authorize the Board of administration of the Cement Industry		Management	For	For	None
Cemex, approve the shareholders for 750 million shares for their future signature date on behalf of investors before the convertible bonds in the shares of the Company previously issued and the subscription right as stated in Article 210 BIS of the negotiable instruments and credit transactions law will be not applicable in this case according to the resulting agreements of extraordinary shareholders meeting celebrated 04 SEP 2009
V	Appointment or ratification as the case may be of the Advisors		Management	For	For	None
Members of the
VI	Approve the compensation to the Members of the Board of		Management	For	For	None
Directors as well as the Members of the Audit Committee and the
Corporate Practices Committee of the Company
VII	Approve the designation of delegates who will carry out and		Management	For	For	None
formalize the resolutions adopted at the ordinary shareholders meeting
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	196100	0	01-Apr-2010	20-Apr-2010

Page 118 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PA

Security	P8228H104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Apr-2010
ISIN	BRSBSPACNOR5		Agenda	702319028 - Management
City	SAO PAULO		Holding Recon Date	27-Apr-2010
Country	Brazil		Vote Deadline Date	23-Apr-2010
SEDOL(s)	2158543 - B1YCHL8 - B2NGLK5		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU.
1	Receive the administrators accounts, to examine, discuss and		Management	For	For	None
vote on the administrations report, the financial statements and the accounting statements accompanied by the Independent
Auditors report regarding the FYE on 31 DEC 2009
2	Approve the destination of the net profits of 2009		Management	For	For	None
3	Elect the Members of the Board of Directors and elect the		Management	For	For	None
principal Members
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	34000	0	01-Apr-2010	26-Apr-2010

Page 119 of 350	05-Aug-2010

Vote Summary

LOCALIZA RENT A CAR SA

Security	P6330Z111		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	29-Apr-2010

ISIN	BRRENTACNOR4		Agenda	702322520 - Management

City	BELO HORIZONTE		Holding Recon Date	27-Apr-2010

Country	Brazil		Vote Deadline Date	22-Apr-2010

SEDOL(s)	B08K3S0 - B0ZNNV5		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
1.1	Approve the proposal from the management for the following		Management	For	For	None
amendments in the Corporate bylaws of the Company and their
consolidation, to amend the order of Chapter IV to VI, with
Chapter VI, general meeting, becoming Chapter IV, and the
consequent renumbering of Articles 9 through 20
1.2	Approve the proposal from the management for the following		Management	For	For	None
amendment in the Corporate bylaws of the Company and their
consolidation, to amend the wording of line R of Article 10 to give the Board of Directors the authority to determine the vote of the
Company or give voting instruction in all the Shareholders
meetings of its subsidiaries
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	23800	0	05-Apr-2010	26-Apr-2010

Page 120 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

CIA ENERGETICA MINAS GERAIS CEMIG

Security	P2577R110		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	29-Apr-2010

ISIN	BRCMIGACNPR3		Agenda	702323558 - Management

City	BELO HORIZONTE		Holding Recon Date	27-Apr-2010

Country	Brazil		Vote Deadline Date	22-Apr-2010

SEDOL(s)	2192712 - 7400153 - B06V976 - B1YBRG0 -		Quick Code
B1YCCV3 - B1YCS26 - B2QHFV4
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
-	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM 4 ONLY. THANK-YOU.
1	Examination, discussion and vote on the management report and		Non-Voting			None
financial-statements for the FY that ended on 31 DEC 2009, as well as the respective-complementary documents
2	Allocation of the net profit from the 2009 FY, in the amount of		Non-Voting			None
BRL-1,861,403,000, in accordance with the provisions of Article
192 of law 6404-of 15 DEC 1976, as amended
3	Determination of the form and date of payment of the mandatory		Non-Voting			None
dividend, in-the amount of BRL 930,702,000
4	Election of full and alternate Members of the Finance Committee		Management	For	For	None
and approve
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	10500	0	06-Apr-2010	23-Apr-2010

Page 121 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

POLSKIE GORNICTWO NAFTOWE I GAZOWNICTWO SA-POLISH

Security	X6582S105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Apr-2010
ISIN	PLPGNIG00014		Agenda	702327594 - Management
City	WARSZAWA		Holding Recon Date	13-Apr-2010
Country	Poland		Vote Deadline Date	13-Apr-2010
SEDOL(s)	B0L9113 - B0ZZS72 - B28LC35		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
1	Opening of the meeting		Management	For	For	None
2	Appointment of the Meeting's Chairman		Management	For	For	None
3	Approve the statement of the meeting's legal validity		Management	For	For	None
4	Approve the agenda		Management	For	For	None
5	Approve the preparation of the attendance list		Management	For	For	None
6	Approve the financial statement for 2009 and the Management's		Management	For	For	None
report on Company's activities in 2009
7	Approve the consolidated financial statement of the PGNIG Group		Management	For	For	None
for 2009 and the Management's report on Company's capital
group activity in 2009
8	Approve the duties' fulfilling by the Management Board		Management	For	For	None
9	Approve the duties' fulfilling by the Supervisory Board		Management	For	For	None
10	Approve the profit distribution for 2009, setting the dividend record		Management	For	For	None
date and the dividend payment date
11	Approve to determine the assets to be provided as noncash		Management	For	For	None
dividend and definition of the method of their valuation
12	Adopt the resolution on the use of capital reserves designated as		Management	For	For	None
central restructuring fund for one-off payment redundancy
payments to 23 former employees of PGNIG KRAKOW SP Z O.O
13	Miscellaneous		Non-Voting			None
14	Closing of the meeting		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212251	55P	177777	0	07-Apr-2010	13-Apr-2010

Page 122 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

COMPANHIA ENERGETICA DE MINAS GERAIS

Security	P2577R102		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	29-Apr-2010

ISIN	BRCMIGACNOR6		Agenda	702332735 - Management

City	BELO HORIZONTE		Holding Recon Date	27-Apr-2010

Country	Brazil		Vote Deadline Date	22-Apr-2010

SEDOL(s)	2192723 - B1YBRK4 - B2QHFX6		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve and vote on the Management report and financial		Management	For	For	None
statements for the FY that ended on 31 DEC 2009, as well as the respective complementary documents
2	Approve the allocation of the net profit from the 2009 FY, in the		Management	For	For	None
amount of BRL 1,861,40 3,000, in accordance with the provisions of Article 192 of law 6404 of 15 DEC 1976, as amended
3	Approve to determine the form and date of payment of the		Management	For	For	None
mandatory dividend, in the amount of BRL 930,702, 000
4	Election of full and alternate Members of the finance committee		Management	For	For	None
and
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	39000	0	07-Apr-2010	26-Apr-2010

Page 123 of 350	05-Aug-2010

Vote Summary

LOCALIZA RENT A CAR SA

Security	P6330Z111		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	29-Apr-2010

ISIN	BRRENTACNOR4		Agenda	702332987 - Management

City	BELO HORIZONTE		Holding Recon Date	27-Apr-2010

Country	Brazil		Vote Deadline Date	22-Apr-2010

SEDOL(s)	B08K3S0 - B0ZNNV5		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Receive the administrators accounts, to examine, discuss and		Management	For	For	None
vote on the administrations report, the financial statements and the accounting statements accompanied by the Independent
Auditors report regarding the FYE on 31 DEC 2009
2	Approve to decide regarding the allocation of the net profit from		Management	For	For	None
the FYE on 31 DEC 2009, the distribution of dividends to the shareholders, the interest on shareholder equity and the Bylaws reserve
3	Ratify the decision of the Board of Directors in a meeting on 06		Management	For	For	None
OCT 2009, approving the appointment of the member of the
Board of Directors Maria Leticia De Freitas Costa, to replace
Paulo Roberto Nunes Guedes, who resigned on 30 SEP 2009,
from his position as a member of the Board of Directors, in
accordance with the terms of Article 9, paragraph 3, of the
corporate Bylaws of the Company and Article 150 of law 6404 76
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	23800	0	07-Apr-2010	26-Apr-2010

Page 124 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

TELEFONOS DE MEXICO S A B DE C V
Security	P90413132		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Apr-2010
ISIN	MXP904131325		Agenda	702335539 - Management
City	MEXICO D.F.		Holding Recon Date	21-Apr-2010
Country	Mexico		Vote Deadline Date	22-Apr-2010
SEDOL(s)	2881689 - 5947630 - 5951006 - B02VC04		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
1	Ratify the Members of the Board of Directors who are to be		Management	For	For	None
appointed by the series L shareholders
2	Approve the delegation of the delegates to carry out and formalize		Management	For	For	None
the resolutions passed by the meeting
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246	55P	158100	0	08-Apr-2010	22-Apr-2010

Page 125 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

MOL MAGYAR OLAJ- ES GAZIPARI RT

Security	X5462R112	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		29-Apr-2010

ISIN	HU0000068952	Agenda	702338749 - Management

City	BUDAPEST	Holding Recon Date	15-Apr-2010

Country	Hungary	Vote Deadline Date	15-Apr-2010

SEDOL(s)	4742494 - 5076880 - 5357950 - B01YTX6 -	Quick Code
B0590W3 - B28K243
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

-	MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL	Non-Voting			None
OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN
ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL
NEED TO PROVI-DE THE BREAKDOWN OF EACH
BENEFICIAL OWNER NAME, ADDRESS AND SHARE
POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE.
THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR
VOTE TO BE LODGED
-	IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
-	PLEASE NOTE IN THE EVENT THE MEETING DOES NOT	Non-Voting			None
REACH QUORUM, THERE WILL BE A SE-COND CALL ON 23
APR 2010 AT 12:00 P.M. CONSEQUENTLY, YOUR VOTING
INSTRUCTIONS-WILL REMAIN VALID FOR ALL CALLS
UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO A-
DVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL THE
QUORUM
1.	Approve to close the 2009 business year: report of the Board of	Management	For	For	None
Directors on the 2009 business operation; presentation of the financial statements drawn up in compliance with the Accounting
Act [the parent company's financial statements in compliance with the Accounting Act and the generally accepted accounting
principles in Hungary and the consolidated financial statements in compliance with International Financial Reporting Standards as adopted by the European Union [''IFRS'']]; proposal on the use of after tax profit; Auditor's report on the 2009 financial statements presented by the Board of Directors; report of the Supervisory
Board on the 2009 financial statements and proposal for the
distribution of after tax profit; approve the decision on the parent
Company's 2009 financial statements prepared in accordance
with the Accounting Act and the consolidated financial statements prepared in compliance with IFRS, use of after tax profits and amount of dividends; decision on the corporate governance
declaration
2.	Approve the decision on the waiver to be granted to the Executive	Management	For	For	None
Officers according to Section 30 (5) of the Companies Act
3.	Election of the Statutory Auditor for the 2010 FY and approve to	Management	For	For	None
determine its remuneration as well as the material elements of its engagement

Page 126 of 350	05-Aug-2010

Vote Summary

4.	Authorize the Board of Directors to acquire treasury shares			Management	For	For	None
5.	Approve the dismissal and election of the Members of the Board			Management	For	For	None
of Directors
6.	Approve the dismissal and election of the Supervisory Board			Management	For	For	None
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212251		55P	4115	0	12-Apr-2010	15-Apr-2010

Page 127 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

COMPANHIA ENERGETICA DE MINAS GERAIS

Security	P2577R102	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	Meeting Date		29-Apr-2010

ISIN	BRCMIGACNOR6	Agenda	702338989 - Management

City	BELO HORIZONTE	Holding Recon Date	27-Apr-2010

Country	Brazil	Vote Deadline Date	22-Apr-2010

SEDOL(s)	2192723 - B1YBRK4 - B2QHFX6	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN	Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
1	Approve and grant authority for the increase of the share capital	Management	For	For	None
from BRL 3,101,884,460.00 to BRL 3,412,072,910.00 with the
issuance of 62,037,690 new shares, through the capitalization of
BRL 310,188,450.00, of which BRL 294,940,290.26 comes from
part of the retained profit reserve and BRL 15,248,159.74 comes from the inclusion of the installments paid in 2009 as corrected principal to DEC 1995, in accordance with Section 5 of the
contract for the assignment of credit from the remaining balance of the Compensar CRC results account, distributing to the
shareholders, as a consequence, a bonus of 10.000000128%, in new shares, of the same type as the old ones and with a par value of BRL 5.00 each
2	Authorize the Executive Committee to take the measures relative	Management	For	For	None
to the bonus of 10.000000128%, in new shares, of the same type as the old ones and with a par value of BRL 5.00 each, for the shareholders who own shares that are part of the share capital of
BRL 3,101,884,460.00, whose names are in the nominative share registry book on the date this general meeting is held, sale on a stock exchange of whole numbers of nominative shares resulting from the sum of the remaining fractions, resulting from the
mentioned bonus, and division of the net product of the sale, proportionally, among the shareholders, to establish that all the shares resulting from the mentioned bonus will have the same rights as granted to the shares that gave rise to them, and, also to pay to the shareholders, proportionally, the product of the sum of the remaining fractions together with the first installment of the dividends for the 2009 FY
3	Approve the consequent amendment of the main part of Article 4	Management	For	For	None
of the Corporate Bylaws, as a result of the increase of the share capital mentioned above
4	Amend Article 1, as well as Paragraph 1, of the Corporate Bylaws	Management	For	For	None
of the Company, as a result of Law 18,695 of 05 JAN 2010, which includes, in the scope of the Company, the development and
operation of telecommunication and information systems

Page 128 of 350	05-Aug-2010

Vote Summary

5	Approve to change of the composition of the Board of Directors,		Management	For	For	None
as a result of resignation
6	Approve the remuneration for the Managers of the Company		Management	For	For	None

7	Authorize the Representative of the Company at the AGM of		Management	For	For	None
CEMIG DISTRIBUICAO S.A, which is also to be held on 29 APR
2010, to vote in favor of the following matters: a) examination, discussion and vote on the management report and financial
statements, in reference to the FY that ended on 31 DEC 2009, as well as on the respective, complementary documents; b)
allocation of the net profit from the 2009 FY, in the amount of BRL
338,226,000, in accordance with the provisions of Article 192 of
Law 6404 of 15 DEC 1976, as amended; c) definition of the
manner and date of payment of interest on shareholder equity and of the complementary dividends, in the amount of BRL
169,113,000 and d) election of the Members of the Finance
Committee and Board of Directors, as a result of the end of the term in office
8	Authorize the Representative of the Company at the AGM of		Management	For	For	None
CEMIG GERACAO E TRANSMISSAO S.A, also to be held on 29
APR 2010, to vote favorably on the following matters: a)
examination, discussion and vote on the management report and financial statements, in reference to the FY that ended on 31 DEC
2009, as well as on the respective, complementary documents; b)
allocation of net profit from the 2009 FY, in the amount of BRL
1,309,466,000, in accordance with that which is provided for in
Article 192 of Law 6404 of 15 DEC 1976, as amended; c)
determination of the manner and date of payment of the interest on shareholder equity, of the interim dividends and of the
complementary dividends, in the amount of BRL 1,227,708,000;
and d) election of the Members of the Finance Committee and of the Board of Directors, as a result of the end of the term in office
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	39000	0	12-Apr-2010	26-Apr-2010

Page 129 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

CARSO GLOBAL TELECOM SAB DE CV

Security	P2142R108	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	29-Apr-2010

ISIN	MXP740451010	Agenda	702356824 - Management

City	MEXICO	Holding Recon Date	21-Apr-2010

Country	Mexico	Vote Deadline Date	22-Apr-2010

SEDOL(s)	2178336 - 2430263 - B2Q3MR7 - B42QL55	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

-	PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE	Non-Voting			None
VOTING RIGHTS AT THIS MEETING.-IF YOU ARE A MEXICAN
NATIONAL AND WOULD LIKE TO SUBMIT YOUR VOTE ON
THIS-MEETING PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK YOU
I	Presentation and, if relevant, approval of the report from the	Non-Voting			None
general-Director prepared in accordance with Article 172 of the general mercantile-companies law and Article 44, Part XI, of the securities market law,-accompanied by the opinion of the outside auditor, regarding the operations-and results of the Company for the FYE 31 DEC 2009, as well as the opinion of-the Board of
Directors regarding the content of said report, presentation-and, if relevant, approval of the report from the Board of Directors that is-
referred to in Article 172, line b, of the general mercantile companies law-in which are contained the ma in accounting and information policies and-criteria followed in the preparation of the financial information of the-Company, presentation and, if
relevant, approval of the report of the-activities ..CONTD
-	..CONTD and operations in which the Board of Directors	Non-Voting			None
intervened in-accordance with Article 28, Part IV, Line E, of the securities market law,-presentation and, if relevant, approval of the financial statements of the-Company to 31 DEC 2009, both individual and consolidated, and allocation of-the results from the
FY, presentation and, if relevant, approval of the-annual report regarding the activities carried out by the audit Committee in-
accordance with Article 43 of the securities market law and the report-regarding the subsidiaries of the Company, presentation and, if relevant,-approval of the report regarding the fulfillment of the obligations contained-in Article 86, Part XX, of t he income tax law in regard to the presentation-of the report to the shareholders meeting regarding compliance with the tax-obligations that are the responsibility of the company resolutions in this-regard
II	Presentation and, if relevant, approval of the proposal for the	Non-Voting			None
allocation of-results resolutions in this regard
III	Ratification, if relevant, of the term in office of the Board of	Non-Voting			None
Directors-and of the general Director for the 2009 FY and
appointment or ratification,-if relevant, of the people who will make up the Board of Directors of the-Company and other bodies, after classification of their independence, if-relevant, as well as of the
Chairperson of the audit Committee, as well as-determination of the corresponding compensation resolutions in this regard
IV	Approval of the maximum amount of funds that can be allocated to Non-Voting				None
the-acquisition of shares of the Company for the 2010 FY, as well as a proposal-and, if relevant, approval regarding the provisions and policies relate d to-the acquisition of shares of t he company resolutions in this regard

Page 130 of 350	05-Aug-2010

		Vote Summary

V	Designation of delegates who will carry out the resolutions passed		Non-Voting			None
by this-meeting and, if relevant, formalize them as appropriate resolutions in this-regard
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares
212246	55P	94400	0

Page 131 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

GRUPO MEXICO SAB DE CV

Security	P49538112		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	29-Apr-2010

ISIN	MXP370841019		Agenda	702357814 - Management

City	MEXICO		Holding Recon Date	21-Apr-2010

Country	Mexico		Vote Deadline Date	22-Apr-2010

SEDOL(s)	2399502 - 2534154 - 2643674 - B032VC1 -		Quick Code
B2Q3MF5
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

1	Receive the report from the Executive Chairperson of the		Management	For	For	None
Company regarding the FY that ran from 1 JAN to 31 DEC 2009;
approve the consolidated financial statements of the Company and its subsidiaries to 31 DEC 2009; reports that are referred to in
Article 28, Part IV, Lines A, C, D and E, of the Securities Market
Law, regarding the FY that ran from 1 JAN to 31 DEC 2009
2	Receive the report regarding the fulfillment of tax obligations that		Management	For	For	None
is referred to in Part XX of Article 86 of the Income Tax Law during the 2009 FY
3	Approve the allocation of profit from the FYE on 31 DEC 2009		Management	For	For	None

4	Receive the report that is referred to in Part III of Article 60 of the		Management	For	For	None
provisions of a general nature applicable to the issuers of
securities and other securities market participants, including a report regarding the allocation of the funds destined for the acquisition of shares of the Company during the FYE on 31 DEC
2009; approve to determine the maximum amount of funds to be allocated to the acquisition of the shares of the Company during the 2010 FY
5	Ratify the acts done by the Board of Directors, the Executive		Management	For	For	None
Chairperson and its committees, during the FY that ran from 1
JAN to 31 DEC 2009; appointment or reelection, of the Members of the Board of Directors of the Company and classification of their independence in accordance with Article 26 of the securities market law; appointment or reelection, of the Members of the committees of the Board itself and of their Chairpersons
6	Approve the remuneration for the Members of the Board of		Management	For	For	None
Directors and for the Members of the committees of the Board itself
7	Approve, designation of the delegates who will carry out and		Management	For	For	None
formalize the resolutions passed by this meeting
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212248	55P	596725	0	19-Apr-2010	22-Apr-2010
Page 132 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

LUPATECH SA, CAXIAS DO SUL

Security	P64028130		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	30-Apr-2010
ISIN	BRLUPAACNOR8		Agenda	702330058 - Management
City	CAXIAS DO SUL		Holding Recon Date	28-Apr-2010
Country	Brazil		Vote Deadline Date	22-Apr-2010
SEDOL(s)	B14TFV5 - B2R03N0		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
1	Approve to examine, discuss and vote upon the board of directors		Management	For	For	None
annual report and the financial statements relating to FYE 31 DEC
2009
2	Approve to allocate the results of the fiscal year		Management	For	For	None
3	Election of the members of the Board of Directors		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	9400	0	07-Apr-2010	29-Apr-2010

Page 133 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares INDXX Brazil Infrastructure Index Fund

CENTRAIS ELETRICAS BRASILEIRAS S A

Security	P22854122		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	30-Apr-2010
ISIN	BRELETACNOR6		Agenda	702331531 - Management
City	BRASILIA		Holding Recon Date	28-Apr-2010
Country	Brazil		Vote Deadline Date	23-Apr-2010
SEDOL(s)	2311120 - 4453956 - B030W11 - B1FGXL1 -		Quick Code
B40YPC6
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve the financial statements relating to the FY that ended on		Management	For	For	None
31 DEC 2009
2	Approve the allocation of the net profits from the FY and the		Management	For	For	None
distribution of dividends
3	Election of the members of the Board of Directors, and elect the		Management	For	For	None
Chairman
4	Election of the members of the Finance Committee, and their		Management	For	For	None
respective
5	Approve to set the global remuneration of the Board of Directors,		Management	For	For	None
Finance Committee and the Executive Directors
6	Approve to decide on the newspapers in which Company financial		Management	For	For	None
statements will be published
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	7500	0	07-Apr-2010	23-Apr-2010
522021	55P	55100	0	07-Apr-2010	29-Apr-2010

Page 134 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

BRMALLS PARTICIPACOES S A

Security	P1908S102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	30-Apr-2010
ISIN	BRBRMLACNOR9		Agenda	702335173 - Management
City	RIO DE JANEIRO		Holding Recon Date	28-Apr-2010
Country	Brazil		Vote Deadline Date	23-Apr-2010
SEDOL(s)	B1RYG58		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
1	Approve to examine, discuss the financial statements relating to		Management	For	For	None
the FYE 31 DEC 2009
2	Approve the destination of the YE results of 2009 and the		Management	For	For	None
distribution of dividends
3	Elect members of the Board of Directors		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	26600	0	08-Apr-2010	29-Apr-2010

Page 135 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares INDXX Brazil Infrastructure Index Fund

CENTRAIS ELETRICAS BRASILEIRAS S A
Security	P22854122		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	30-Apr-2010
ISIN	BRELETACNOR6		Agenda	702339068 - Management
City	BRASILIA		Holding Recon Date	28-Apr-2010
Country	Brazil		Vote Deadline Date	23-Apr-2010
SEDOL(s)	2311120 - 4453956 - B030W11 - B1FGXL1 -		Quick Code
B40YPC6
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
1.	Election of two Members for the Board, pursuant to Article 28 of		Management	For	For	None
the Bylaws and Article 150 of Law 6404 76
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
244255	55P	7500	0	12-Apr-2010	23-Apr-2010
522021	55P	55100	0	12-Apr-2010	29-Apr-2010

Page 136 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

GRUPO TELEVISA SA

Security	P4987V137	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		30-Apr-2010
ISIN	MXP4987V1378	Agenda		702346049 - Management
City	MEXICO D.F	Holding Recon Date		22-Apr-2010
Country	Mexico	Vote Deadline Date		19-Apr-2010
SEDOL(s)	2380108 - B01DK07 - B2Q3MM2	Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE		Non-Voting			None
VOTING RIGHTS AT THIS MEETING.-IF YOU ARE A MEXICAN
NATIONAL AND WOULD LIKE TO SUBMIT YOUR VOTE ON
THIS-MEETING PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE. THANK YOU
1	Approve the reports that are referred to in Article 28, Part iv, of		Non-Voting			None
the-Securities Market Law, including the presentation of the financial statements-of the Company for the FYE 31 DEC 2009, and resolutions regarding the term in-office of the Board of
Directors, Committees and General Director of the-Company
2	Receive the report regarding the fulfillment of the tax obligations of		Non-Voting			None
the-Company, in compliance with the applicable legal provisions
3	Approve the allocation of results from the FYE 31 DEC 2009		Non-Voting			None
4.1	Approve the amount that can be allocate d to the purchase of the		Non-Voting			None
shares of-the Company in accordance with that which is provided for in Article 56, Part-iv, of the Securities Market Law
4.2	Receive the report regarding the policies and resolutions adopted		Non-Voting			None
by the-Board of Directors of the Company, in relation to the purchase and sale of-such shares
5	Appointment and or ratification, if relevant, of the people who will		Non-Voting			None
make up
6	Appointment and or ratification, if relevant, of the people who will		Non-Voting			None
make up
7	Appointment and or ratification, if relevant, of the Chairperson of		Non-Voting			None
the Audit
8	Approve remuneration for the Members of the Board of Directors,		Non-Voting			None
of the-Executive Committee and of the Audit and Corporate
Practices Committee, as-well as for the Secretary
9	Approve the designation of Delegates who will carry out and		Non-Voting			None
formalize the-resolutions passed by this meeting
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	72000	0

Page 137 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

BRMALLS PARTICIPACOES S A

Security		P1908S102		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date	30-Apr-2010
ISIN		BRBRMLACNOR9		Agenda	702349639 - Management
City		RIO DE JANEIRO		Holding Recon Date	28-Apr-2010
Country		Brazil		Vote Deadline Date	23-Apr-2010
SEDOL(s)		B1RYG58		Quick Code
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A			Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN			Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
1	Approve the remuneration for administrators relating for the year Management				For	For	None
2010
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

522021		55P	26600	0	15-Apr-2010	29-Apr-2010

Page 138 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

OTP BANK PLC, BUDAPEST

Security	X60746181		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	30-Apr-2010

ISIN	HU0000061726		Agenda	702357472 - Management

City	BUDAPEST		Holding Recon Date	23-Apr-2010

Country	Hungary	Blocking	Vote Deadline Date	23-Apr-2010

SEDOL(s)	7320154 - B00NMD5 - B06MR42 - B28L5D6		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING		Non-Voting			None
ID 683292 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.-
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.-
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
1.A	Amend the Company's Bylaws by passing separate resolutions in		Management	For	For	None
respect of the two combined recommendations contained in the proposal of the Board of Directors
1.B	Amend the Sections 8.3., 8.4., 8.5., 8.8., 8.11., 8.14., 8.22., 8.24.,		Management	For	For	None
8.26., 12/A.2., 12/A.3. and 12/A.4. of the Company's Bylaws in
keeping with the proposal and on the basis of the annex to the minutes of the General Meeting
1.C	Amend Sections 6.4. and 8.17. of the Bylaws in accordance with		Management	For	For	None
the proposal, on the basis of the annex to the minutes of the
General Meeting
2.	Approve the AGM approves the distribution of the after-tax profit		Management	For	For	None
of HUF 102,329 million as follows: the amount of general
provisioning should be HUF 10,233 million, no dividends will be paid from the after-tax profit, thus the balance sheet profit for the financial year amounts to HUF 92,096 million, [The text above is a selected part of the proposal for resolution of the AGM.]
3.	Approve the AGM accepts OTP Bank Plc.'s 2009 Report on		Management	For	For	None
Corporate Governance
4.	The evaluation of the activities of the Management in the business		Non-Voting			None
year, decis-ion on granting discharge of liability
5.	The report of the Board of Directors on the banks business policy		Non-Voting			None
for 2010
6.	Approve that the AGM accepts the proposal for modification of the		Management	For	For	None
rules of procedure of the Supervisory Board pursuant to the
proposal, in keeping with the annex of the General Meeting's minutes

Page 139 of 350	05-Aug-2010

Vote Summary

7.	Approve, based on Section 3 Para 66 Act CXII of 1966 [Act on		Management	For	For	None
Credit Institutions and Financial Enterprises] - concerning the audit of OTP Bank Plc's unconsolidated and consolidated 2010 financial statements - the AGM is electing Deloitte Auditing and
Consulting Ltd. as the Bank's auditor from 01 MAY 2010 until 30
APR 2011, the AGM approves the nomination of Zsuzsanna
Nagyvaradine Szepfalvi [No. 005313 chartered auditor] as the person responsible for auditing, in case any circumstance should arise which ultimately precludes the activities of Zsuzsanna
Nagyvaradine Szepfalvi as appointed auditor in this capacity, proposes the appointment of Zoltan Nagy [No. 005027 chartered auditor] to be the individual in charge of auditing, the AGM establishes the total amount of HUF 56,000,000 + VAT as the
Auditor's remuneration for the audit of the 2008 annual accounts, prepared in accordance with Hungarian Accounting Standards as applicable to credit institutions, and for the audit of the
consolidated annual accounts prepared pursuant Act on
Accounting, out of total remuneration HUF 44,500,000 + VAT shall be paid in consideration of the audit of the unconsolidated annual accounts, and HUF 11,500,000 + VAT shall be the fee payable for the audit of the consolidated annual accounts, the audit shall be carried out in accordance with the provisions of Act C of 2000 on
Accounting
8.	Approve the AGM accepts the following monthly remunerations as		Management	For	For	None
from 01 MAY 2010: for the Chairman of the Board of Directors
HUF 750,000 for the Deputy Chairman of the Board of Directors
HUF 725,000 for the members of the Board of Directors HUF
645,000 for the Chairman and Deputy Chairman of the
Supervisory Board HUF 725,000 for the members of the
Supervisory Board HUF 580,000 for the members of the Audit
Committee no remuneration
9.	Authorize the Board of Directors to acquire treasury shares		Management	For	For	None
[shares issued by OTP Bank Plc] in order to provide the
necessary shares for the incentive option and bonus share system programs operating at OTP Bank Plc, to ensure the possibility of rapid intervention to restrain share-price fluctuations, to develop and maintain services provided to the Company's customers and to execute transactions aimed at optimizing the Company's equity situation, the Board of Directors is entitled to acquire 100 HUF face value ordinary shares with the proviso that the volume of treasury shares under this authorization shall not exceed
56,000,000 shares at any time. If the acquisition of shares is for consideration then the purchase price of the shares at each
transaction shall not be lower than the face value of the shares and not be higher than 150%, of the highest price registered on the Budapest Stock Exchange on the day before the transaction with the proviso that if such transaction is executed on the
Budapest Stock Exchange the purchase price shall not be higher than 120% of the closing price registered on the Budapest Stock
Exchange on the day before the transaction, the Board of
Directors is entitled to the acquisition of treasury shares until 31
OCT 2011, authorize the Board of Directors by Resolution No.
11/2009 of the AGM is hereby repealed
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212247	55P	5917	0	19-Apr-2010	23-Apr-2010

Page 140 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

OBRASCON HUARTE LAIN BRASIL SA, SAO PAULO

Security	P73376108		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	30-Apr-2010
ISIN	BROHLBACNOR6		Agenda	702358234 - Management
City	SAO PAULO		Holding Recon Date	28-Apr-2010
Country	Brazil		Vote Deadline Date	23-Apr-2010
SEDOL(s)	B0DK255 - B3KH3D5		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY [POA]
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
1.	Approve to set the global remuneration of the Directors		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

522021	55P	7600	0	19-Apr-2010	29-Apr-2010

Page 141 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

USINAS SIDERURGICAS DE MINAS GERAIS SA-USIMINAS, B

Security	P9632E117		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	30-Apr-2010

ISIN	BRUSIMACNPA6		Agenda	702361849 - Management

City	BELO HORIZONTE		Holding Recon Date	28-Apr-2010

Country	Brazil		Vote Deadline Date	23-Apr-2010

SEDOL(s)	2386009 - B0BSLB0 - B1FH950 - B1GXRV9		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
CMMT	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM 4 AND 5 ONLY.-THANK YOU.
1	Acknowledge the Directors' accounts, to examine, discuss and		Non-Voting			None
approve the-Company's consolidated financial statements and the annual report for the FYE-31 DEC 2009
2	Allocation of the net profit for the FY and ratification of the early-		Non-Voting			None
distribution of interest over capital, intermediate and
complementary, and of-dividends, as well the proposal for the capital budget for the year 2010
3	Setting the total annual amount of remuneration of the Members		Non-Voting			None
of the Board-of Directors
4	Election of the Members of the Board of Directors, and their		Management	For	For	None
respective
5	Election of the Full and Substitute Members of the Finance		Management	For	For	None
Committee, and set
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244254	55P	40604	0	19-Apr-2010	23-Apr-2010
244255	55P	7500	0	19-Apr-2010	23-Apr-2010

Page 142 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund
Emerging Global Shares INDXX Brazil Infrastructure Index Fund

COMPANHIA SIDERURGICA NACIONAL

Security	P8661X103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	30-Apr-2010
ISIN	BRCSNAACNOR6		Agenda	702362435 - Management
City	RIO DE JANEIRO		Holding Recon Date	28-Apr-2010
Country	Brazil		Vote Deadline Date	22-Apr-2010
SEDOL(s)	2210261 - B019KX8 - B1437Z5		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
-	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
-	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve to examine, discuss and the financial statements relating		Management	For	For	None
to the FYE on 31 DEC 2009
2	Approve to decide regarding the allocation of the net profit from		Management	For	For	None
the FYE on 31 DEC 2009, distribution of dividends and ratification of the distribution of interest on Shareholder equity approved by the Board of Directors in a meeting held on 17 DEC 2009,
including the capital budget for the current FY, in compliance with
Article 196 of Law Number 6404/76
3	Election of Members of the Board of Directors		Management	For	For	None
4	Approve to set the annual global remuneration of the		Management	For	For	None
Administrators
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244254	55P	80780	0	19-Apr-2010	22-Apr-2010
244255	55P	21000	0	19-Apr-2010	23-Apr-2010
522021	55P	56200	0	19-Apr-2010	29-Apr-2010

Page 143 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

COMPANHIA ENERGETICA DE SAO PAULO

Security	P25784193		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	30-Apr-2010

ISIN	BRCESPACNPB4		Agenda	702362637 - Management

City	SAO PAULO		Holding Recon Date	28-Apr-2010

Country	Brazil		Vote Deadline Date	23-Apr-2010

SEDOL(s)	B17MHG0 - B1NPCX5		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEMS C AND D ONLY.-THANK YOU.
CMMT	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
A	To take the accounts of the Director's and financial statements,		Non-Voting			None
accompanied-by the Independent Auditors' report and Finance
Committee relating to FYE 31-DEC 2009
B	Proposal for the allocation of the net profit from the FY including		Non-Voting			None
the-proposal for the establishment of an unrealized profit reserve, in accordance-with the terms of Article 197 Line II of Law number
640476, and the proposal-for the distribution of dividends to the shareholders
C	Elect the Members of the Board of Directors		Management	For	For	None

D	Elect the Members of the Finance Committee and your respective		Management	For	For	None
substitute
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	50400	0	20-Apr-2010	29-Apr-2010

Page 144 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

ITAUSA INVESTIMENTOS ITAU SA, SAO PAULO

Security	P58711105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	30-Apr-2010
ISIN	BRITSAACNPR7		Agenda	702365342 - Management
City	DE SOUZA ARANHA		Holding Recon Date	28-Apr-2010
Country	Brazil		Vote Deadline Date	23-Apr-2010
SEDOL(s)	2458771		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM 3 ONLY. THANK-YOU.
CMMT	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	To examine the Board of Directors annual report, the financial		Non-Voting			None
statements,-External Auditors and of the finance Committee and documents opinion report-relating to FYE 31 DEC 2009
2	To deliberate on the proposal of budget of capital		Non-Voting			None
3	Election of the Members of the Board of Directors and the		Management	For	For	None
Members of the
4	To set the Directors, Board of Directors and finance Committee's		Non-Voting			None
global-remuneration
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244253	55P	40890	0	20-Apr-2010	29-Apr-2010
244255	55P	127900	0	20-Apr-2010	23-Apr-2010

Page 145 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

LLX LOGISTICA S A

Security	P6398Y105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	30-Apr-2010
ISIN	BRLLXLACNOR8		Agenda	702365671 - Management
City	RIO DE JANEIRO		Holding Recon Date	28-Apr-2010
Country	Brazil		Vote Deadline Date	19-Apr-2010
SEDOL(s)	B3BXMS0 - B3CLRL1		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
CMMT	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
1	Approve to receive the administrators accounts, to examine,		Management	For	For	None
discuss and vote on the financial statements accompanied by the
Independent Auditors report regarding the FYE 31 DEC 2009
2	Approve to decide on the allocation of the net profits from the FY		Management	For	For	None
3	Re-election of the Members of the Board of Directors		Management	For	For	None
4	Approve to set the total annual remuneration for the Members of		Management	For	For	None
the Directors
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	161000	0	20-Apr-2010	29-Apr-2010

Page 146 of 350	05-Aug-2010

Vote Summary

OBRASCON HUARTE LAIN BRASIL SA, SAO PAULO

Security	P73376108		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	30-Apr-2010

ISIN	BROHLBACNOR6		Agenda	702368653 - Management

City	SAO PAULO		Holding Recon Date	28-Apr-2010

Country	Brazil		Vote Deadline Date	23-Apr-2010

SEDOL(s)	B0DK255 - B3KH3D5		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON THIS ITEM-IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR-OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
1	Approve the Board of Directors annual report, accounts of the		Management	For	For	None
Directors and the financial statements relating to the FYE on 31
DEC 2009
2	Approve to decide regarding the allocation of the net profit from		Management	For	For	None
the FYE on 31 DEC 2009, as well as regarding the distribution of dividends in the amount of BRL 41,865,806.44
3	Election of Member of the Board of Directors and the Members of		Management	For	For	None
the Finance Committee
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	7600	0	21-Apr-2010	29-Apr-2010

Page 147 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares INDXX Brazil Infrastructure Index Fund

NET SERVICOS DE COMUNICACAO S A

Security	P7161A100		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	30-Apr-2010
ISIN	BRNETCACNPR3		Agenda	702370292 - Management
City	SAO PAULO		Holding Recon Date	28-Apr-2010
Country	Brazil		Vote Deadline Date	23-Apr-2010
SEDOL(s)	2606183 - 2960210 - 4078661 - 4084743 -		Quick Code
7389199 - B06V954 - B06YSH8 - B19CP20 -
B19VS39 - B19YGK1
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM 3 AND 4 ONLY.-THANK YOU.
CMMT	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	To take knowledge of the Directors accounts and the Company's		Non-Voting			None
consolidated-financial statements for the FYE 31 DEC 2009
2	To Destination of the YE results of 2009 and the distribution of		Non-Voting			None
dividends
3	Election of the Members of the Board of Directors and set their		Management	For	For	None
remuneration
4	Election of the Members of the finance committee and set their		Management	For	For	None
remuneration
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	6400	0	22-Apr-2010	23-Apr-2010
522021	55P	74000	0	22-Apr-2010	29-Apr-2010

Page 148 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

LLX LOGISTICA S A

Security	P6398Y105		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	30-Apr-2010
ISIN	BRLLXLACNOR8		Agenda	702370420 - Management
City	RIO DE JANEIRO		Holding Recon Date	28-Apr-2010
Country	Brazil		Vote Deadline Date	22-Apr-2010
SEDOL(s)	B3BXMS0 - B3CLRL1		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
1	Amend the Article 5 of the corporate By-Laws of the Company in Management			For	For	None
such a way as to reflect the increase of the share capital, within the Authorized limit established by Article 6 of the corporate By-
Laws, approved by the Board of Directors of the Company
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	161000	0	22-Apr-2010	29-Apr-2010

Page 149 of 350	05-Aug-2010

Vote Summary

AES TIETE SA

Security	P4991B101		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	30-Apr-2010
ISIN	BRGETIACNPR4		Agenda	702370622 - Management
City	SAO PAULO		Holding Recon Date	28-Apr-2010
Country	Brazil		Vote Deadline Date	22-Apr-2010
SEDOL(s)	2441038 - B3NYBN9		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM IV ONLY. THANK-YOU.
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
I	To take knowledge of the Directors accounts, to examine, discuss		Non-Voting			None
and approve-the Company's consolidated financial statements for the FYE 31 DEC 2009
II	To approve the distribution of net profits from the 2009 FY		Non-Voting			None
III	To elect 1 Member of the Board of Directors and their respective		Non-Voting			None
Member
IV	Election of the Members of the Finance Committee		Management	For	For	None
V	To set the total annual remuneration for the Members of the Board		Non-Voting			None
of-Directors elected, and for the Finance Committee
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	75100	0	22-Apr-2010	29-Apr-2010

Page 150 of 350	05-Aug-2010

Vote Summary

LUPATECH SA, CAXIAS DO SUL

Security	P64028130	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	30-Apr-2010

ISIN	BRLUPAACNOR8	Agenda	702389188 - Management

City	CAXIAS DO SUL	Holding Recon Date	28-Apr-2010

Country	Brazil	Vote Deadline Date	22-Apr-2010

SEDOL(s)	B14TFV5 - B2R03N0	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN	Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
A.	Approve the reference to the Company branches in the Corporate	Management	For	For	None
Bylaws
B.	Approve the broadening of the Corporate purpose of the	Management	For	For	None
company, in order to precisely and completely describe the area of business activity conducted by Lupatech
C.	Approve the adaptation of the share capital and of the quantity of	Management	For	For	None
shares of the Company due to the cancellation of 6,113 shares in treasury
D.	Approve to change of the deadline in advance of a general	Management	For	For	None
meeting for presentation of the documentation by the
shareholders to 1 hour before the meeting, respecting the rules of the online meeting system, in which the Company is a participant
E.	Approve to reduce the term in office of the Board of Directors and	Management	For	For	None
of the Executive Committee to 1 year, with the consequent
amendment of Article 16 of the Corporate Bylaws, for the purpose of adapting it to the practice of the Company
F.	Approve the prohibition against making loans to related parties,	Management	For	For	None
except to Companies controlled by the Company
G.	Approve the reformulation of Paragraph 11 of Article 52 of the	Management	For	For	None
Corporate by Laws of the Company, which covers the poison pill, excluding the obligation for a public tender offer when 20% of the share capital is reached through conversion of debentures
H.	Ratify all the acts done by the management of the Company for	Management	For	For	None
the assumption of the obligations arising from the transaction for the private issuance of debentures convertible into Company
shares
I.	Approve the annual, aggregate remuneration of the Managers of	Management	For	For	None
the Company for the 2010 FY
J.	Approve the establishment of a joint venture between the	Management	For	For	None
Company and the Company Penta oilfields services, inc
K.	Approve the establishment of any other Company belonging to its	Management	For	For	None
economic group, to be governed in accordance with the laws of the Netherlands

Page 151 of 350	05-Aug-2010

Vote Summary

L.	Approve the acquisition, in accordance with the terms of Article		Management	For	For	None
256 of Law number 6404 of 15 DEC 1976, as amended, the
Corporations Law, through the Company that is the object of the joint venture or any other Company belonging to its economic group, for the amount of approximately USD 16 million, or
approximately BRL 28,800,000, including assumption of debt, of hydrocarbon services Sociedad Por Acciones Simplificada, HS, a
Company established in accordance with the laws of the republic of Colombia
M.	Ratify the approval of the specialized Company responsible for the		Management	For	For	None
valuation of HS
N.	Approve the consolidation of the Corporate Bylaws of the		Management	For	For	None
Company to reflect the changes contained in items a, b, c, d, e, f , and g above
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	9400	0	27-Apr-2010	29-Apr-2010

Page 152 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

ANGLOGOLD ASHANTI LTD

Security	S04255196	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		07-May-2010

ISIN	ZAE000043485	Agenda	702362942 - Management

City	JOHANESBURG	Holding Recon Date	06-May-2010

Country	South Africa	Vote Deadline Date	30-Apr-2010

SEDOL(s)	3236330 - 6565655 - 7527609 - 7529694 -	Quick Code
B010RD0 - B03NMS7 - B0CRJ67 - B0H71H7
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

O.1	Receive and adopt the consolidated audited annual financial	Management	For	For	None
statements of the Company and its subsidiaries, together with the
Auditors and the Directors reports for the YE 31 DEC 2009
O.2	Appointment of Ernst and Young Inc, as the Auditors of the	Management	For	For	None
Company from the
O.3	Re-election of Mr. FB Arisman as a Director of the Company, who	Management	For	For	None
retires in terms of the Articles of Association of the Company until the conclusion of the next AGM of the Company
O.4	Re-election of Prof LW Nkuhlu as a Director of the Company, who	Management	For	For	None
retires in terms of Article 92 of the Articles of Association of the
Company
O.5	Appointment of Mr. FB Arisman as a Member of the Audit and	Management	For	For	None
Corporate
O.6	Appointment of Prof LW Nkuhlu as a Member of the Audit and	Management	For	For	None
Corporate
O.7	Amend that subject to the provisions of the Companies Act, 1973,	Management	For	For	None
the Companies Act, 2008 and the listing requirements of the JSE
Limited, from time to time, authorize the Directors to allot and issue, for such purposes and on such terms as they may, in their discretion, determine, ordinary shares of ZAR 0.25 each in the authorized but unissued share capital of the Company, up to a maximum of 5% of the number of ordinary shares of ZAR 0.25
each in issue from time to time
O.8	Authorize the Directors of the Company, in accordance with the	Management	For	For	None
listing requirements of the JSE Limited JSE Listing Requirements to allot and issue for cash, on such terms and conditions as they may deem fit, all or any of the ordinary shares of ZAR 0.25 each
Ordinary Shares in the authorized but unissued share capital of the Company which they shall have to allot and issue in terms of ordinary resolution number 7, subject to the following conditions:
this authority shall be limited to a maximum number of 5% of the number of ordinary shares in the issued share capital of the
Company from time to time; this authority shall only be valid until the next AGM of the Company but shall not extend beyond 15
months; a paid press announcement giving full details, including the impact on net asset value and CONTD.

Page 153 of 350	05-Aug-2010

Vote Summary

-	CONTD. earnings per share of the Company, shall be published	Non-Voting			None
after any issue-representing, on a cumulative basis with in 1 FY,
5% of the number of-ordinary shares per issue prior to the issue concerned; in determining the-price at which an issued of ordinary shares for cash will be made in terms of-this authority, the maximum discount permitted shall be 10% of the weighted-
average traded price of the ordinary shares on the JSE Limited adjusted for-any dividend declared but not yet paid or for any capitalization award made-to shareholders , over than 30 business days prior to the date that the price-of the issue is determined or agreed by the Directors of the Company; and any-issues of
ordinary shares under this authority shall be made only to a public-shareholder as defined in the JSE Listing Requirements
O.9	Authorize the Directors of the Company, subject to the provisions	Management	For	For	None
of the Companies Act, 1973, as the Companies Act, 2008 and the
listing requirements of the JSE Limited, from time to time, as a general authority and approval: to issue, upon such terms and conditions as the Directors, in their discretion may deem fit, such number of convertible bonds which may be converted into a
maximum, in the aggregate, of 5% of the ordinary shares of ZAR
0.25 each in the issued share capital of CONTD.
-	CONTD. the Company from time to time; or authorize to procure	Non-Voting			None
the issue by a-wholly-owned subsidiary of the Company, upon
such terms and conditions as the-Directors, in their discretion may deem fit, such number of convertible-bonds, guaranteed by the
Company and which may be converted into a maximum,-in the
aggregate, of 5% of the ordinary shares of ZAR 0.25 each in the issued-share capital of the Company from time to time
O.10	Approve the Article 73 of the Company's Article of Association, the	Management	For	For	None
remuneration, payable quarterly in arrear, to the Non-Executive
Directors of the Company, be increased with the effect from 01
JUN 2010 on the basis as specified
O.11	Approve the remuneration, payable quarterly in arrear, to the Non-	Management	For	For	None
Executive Directors of the Company for serving on Committees of the Board, be increased with the effect from 01 JUN 2010 on the basis as specified
O.12	Amend the AngloGold Limited Share Incentive Scheme, as	Management	For	For	None
reflected in the conformed copy thereof tabled at the AGM and initialled by the Chairman of such meeting for the purposes of identification, be approved
O.13	Amend the AngloGold Ashanti Limited Long Term Incentive Par	Management	For	For	None
2005, as reflected in the conformed copy thereof tabled at the
AGM and initialed by the Chairman of such meeting for the
purposes of identification, be approved
O.14	Amend the AngloGold Ashanti Limited Bonus Share Plan 2005, as	Management	For	For	None
reflected in the conformed copy thereof tabled at the AGM and initialed by the Chairman of such meeting for the purposes of identification, be and they are hereby approved
O.15	Authorize the subject to the provisions of the Companies Act,	Management	For	For	None
1973, as amended, the Companies Act, 2008 and the listing
requirements of the JSE Limited, from time to time, 17,000,000 ordinary shares of ZAR 0.25 each in the authorized but unissued share capital of the Company be and they are placed under the control of the Directors as a specific authority and instruction to issue such shares in accordance with the provisions of any
incentive schemes adopted by the Company from time to time,
including but not limited to, the AngloGold Ashanti Share CONTD.

Page 154 of 350	05-Aug-2010

Vote Summary

-	CONTD. Incentive Scheme, AngloGold Ashanti Limited Long	Non-Voting			None
Term Incentive Plan-2005, and the AngloGold Ashanti Limited
Bonus Share Plan 2005, such specific-and authority and
instruction superseding any prior specific authorities and-
instructions granted to the Directors of the Company to issue shares for the-purposes of any incentive schemes adopted by the
Company
O.16	Approve the remuneration policy of the Company as set out below	Management	For	For	None
as a non-binding advisory vote of shareholders of the Company in terms of the King report on Corporate Governance for South
Africa 2009: the remuneration committee sets and monitors
executive remuneration for the Company; in line with the
executive remuneration policy; this policy has as its objectives to:
attract, award and retain executives of the highest caliber; align the behaviour and performance of executives with the company's strategic goals, in the overall interests of shareholders; ensure the appropriate balance between short, medium, and long-term
rewards and incentives, with the latter being closely linked to structured Company performance targets and strategic objectives that are in place from time to time; and ensure that regional
CONTD.
-	Management is competitively rewarded within a global	Non-Voting			None
remuneration policy,-which recognizes both local and global
market place; the Company aims to be-the leading gold mining
Company in the medium term and the leading mining-Company in the long-term; in order to achieve this, the Company must be in a-
position to attract the best talent available in the industry and its-
remuneration packages must therefore be comparable to those of the leading-mining Companies globally; the remuneration policy is devised to support this-business strategy; in particular the remuneration committee is responsible-for: the remuneration
packages for Executive Directors and other Members of-the
Executive Committee of the Company including, but not limited to, basic-salary, performance based long-term and short-term
CONTD.
-	CONTD. incentives, pensions, and other benefits; and the design	Non-Voting			None
and operation-of the Company's executive share option and other incentive schemes; the-following principles are applied to give effect to the remuneration policy-and to determine executive remuneration: to attract, reward and retain-executives of the highest calibre, executive remuneration is benchmarked-against a comparator group of global and selected South African mining and-multi-national Companies; the most recent benchmarking
exercise conducted by-independent consultants indicates that the total remuneration of the-executive Directors is close to the median of the comparator group, but the-remuneration of the
Executive Vice Presidents EVPs lags that of peer group,-specific cash-based retention plans settled after a three year CONTD.
-	CONTD. period have been put in place to address this issue;	Non-Voting			None
however, a-systemic adjustment of the remuneration levels for executives and senior-management is required to ensure that the
Company's remuneration levels are-consistent with global pay levels, and that the Company can complete-effectively in the global market; to ensure the appropriate balance between-short, medium, and long-term incentives, annual remuneration is a

Page 155 of 350	05-Aug-2010

Vote Summary

combination-of base pay and short and long-term incentives, with salary comprising about-35%-45% of annual remuneration if the
AngloGold Ashanti Limited Bonus Share-Plan 2005 BSP and the
AngloGold Ashanti Limited Long Term Incentive Plan-2005, LTIP
targets are achieved; to align the behaviour and performance of-
executives with the Company's strategic goals, all incentive plans align-performance CONTD.
-	CONTD. targets with the shareholders interests; the quantum of	Non-Voting			None
the short-term-incentive and the related BSP shares are
determined with respect to current-performance, while the vesting of the LTIP award is determined with respect-to Company
performance over the 3 years following the date of grant; during-
2009, the key remuneration decisions taken were as follows: in
2009 the Chief-Executive Officers initial 2 years contract was replaced by a contract with a-12 month notice period and his remuneration package was restructured in-accordance with
conditions of employment for permanent employees; the chief-
financial officers offshore payment was increased to cater for tax payable on-this amount from 1 APR 2009;as a result of
benchmarking exercise mentioned-above, adjustments in excess of the South CONTD.
-	CONTD. African inflationary increases were made to close the	Non-Voting			None
gap between the-EVP basic salaries and the comparator group
median; the outcome of this-review, as it effects EVP basic
salaries, is explained in the Annual-Financial Statements 2009, a copy of which is available on the company's-website on
www.anglogoldashanti.Com
S.17	Approve the acquisition in terms of the Companies Act, 1973, as	Management	For	For	None
amended, Existing Companies Act , the Companies Act 2008
New Companies and the listings requirements of the JSE limited by the Company of ordinary shares issued by the Company, and the acquisition in terms of the Companies Act, the new
Companies Act and the listings requirements of the JSE limited, by any of the Company's subsidiaries, from time to time, of
ordinary shares issued by the Company, is hereby approved as a general approval provided that: any such acquisition of shares shall be through the order book operated by the JSE Limited
Trading system and done without any prior understanding or
arrangement between the Company and the Counter party; and/or on the open market of any other stock exchange on which the
shares are listed or may be listed CONTD.
-	CONTD. and on which the Company may, subject to the approval	Non-Voting			None
of the JSE-Limited and any other stock exchange as necessary, wish to effect such-acquisitions of shares; this approval shall be valid only until the next AGM-of the Company, or for 15 months from the date of this resolution, whichever-period is shorter; an announcement containing details of such acquisitions-will be published as soon as the Company, or the subsidiaries
collectively,-shall have acquired ordinary shares issued by the
Company consisting on a-cumulative basis not less than 3% of the number of ordinary shares in the-Company in issue as at the date of this approval; and an announcement-containing details of such acquisitions will be published in respect of each-subsequent acquisition by either the CONTD.

Page 156 of 350	05-Aug-2010

		Vote Summary

-	CONTD. Company or by the subsidiaries collectively, as the case		Non-Voting			None
may be, of-ordinary shares issued by the Company, constituting, on a cumulative basis,-not less than 3% of the number of ordinary shares in the Company in issue as-at the date of this approval; the
Company, and its subsidiaries collectively,-shall not in any FY be entitled to acquire ordinary shares issued by the-Company,
constituting, on a cumulative basis, more than 5% of the number of-ordinary shares in the Company in issue as at the date of this approval;-shares issued by the Company may not be acquired at a price greater than 10%-above the weighted average market
price of the Company's shares for the 5-business days
immediately preceding the date of the acquisition
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212246	55P	9865	0	20-Apr-2010	30-Apr-2010
212248	55P	33389	0	20-Apr-2010	30-Apr-2010

Page 157 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

CIMB GROUP HOLDINGS BHD

Security	Y1636J101	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	07-May-2010

ISIN	MYL1023OO000	Agenda	702370696 - Management

City	KUALA LAMPUR	Holding Recon Date	05-May-2010

Country	Malaysia	Vote Deadline Date	30-Apr-2010

SEDOL(s)	6075745	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1	Authorize the Directors of the Company and the Company, subject	Management	For	For	None
to the passing of this Resolution 2 and subject to the approvals being obtained from the relevant regulatory authorities, for the proposed SET Listing and all matters relating thereto as set out in the circular dated 14 APR 2010 issued by the Company to its
shareholders; on such terms as the Company and the Directors shall determine, to allot issue: i) up to 50 million new CIMB shares in the event that the proposed bonus issue [as defined below] is completed after the launch of the initial public offering [IPO]
[Scenario A]; or ii) up to 100 million new CIMB shares in the event that the proposed bonus issue [as defined below] is completed before the launch of the IPO [Scenario B], [collectively referred to as the IPO Shares], pursuant to the proposed SET listing, at such issue price[s] to be determined at the Directors discretion and announced later; to allot and issue up to 250,000 IPO Shares under scenario A or up to 500,000 IPO Shares under scenario B, to eligible employees of the CIMB Thai Bank Public Company
Limited [formerly known as Bank Thai Public Company Limited]
and it subsidiaries at an issue price to be determined at the
Directors discretion and announced at a later date; such issue price shall be at a discount [to be determined by the Directors at their discretion] to the price of the IPO shares offered to
institutional and/or retail investors during the IPO, but shall in no event be lower than the par value of CIMB shares of RM 1.00
each; such IPO shares to be issued pursuant to the proposed SET listing shall, upon allotment and issue, rank equally in all respects with the existing CIMB shares, except for any dividends, rights, benefits, entitlements and/or other distributions, the entitlement date of which precedes the date of allotment and issue of such
IPO shares pursuant to the proposed SET listing; to sign and execute all documents, do all things and acts as may be required to give effect to the aforesaid proposed SET listing, to sign and execute all documents, do all things and acts as may be required to give effect to the aforesaid proposed SET Listing with full powers to assent to any conditions variations, modifications and/or amendments in any manner as may be required by any relevant
regulatory authorities and to deal with all matters relating thereto and to take all such steps and do all acts and things in any manner as they deem necessary or expedient to implement,
finalize and give full effect to the proposed SET listing

Page 158 of 350	05-Aug-2010

Vote Summary

2	Approve, subject to the passing of Ordinary Resolution 3 and	Management	For	For	None
Special Resolution 1, to increase the issued and paid-up share capital of the Company by way of bonus issue of up to
3,582,387,823 new CIMB shares by capitalizing a sum of up to
MYR 3,582,387,823 from the share premium account of the
Company and that the same be applied in making payment in full at par for up to 3,582,387,823 bonus shares in the share capital of the Company; such bonus shares be allotted, distributed and
credited as fully paid-up to the registered holders of the Company whose names appear in the record of depositors of the Company on the entitlement date, on the basis of one bonus share for every one existing CIMB share held by such shareholders; such bonus shares to be issued pursuant to the proposed bonus issue shall, upon allotment and issue, rank equally in all respects with the existing CIMB shares, except for any dividends, rights, benefits, entitlements and/or other distributions, the entitlement date of which precedes the date of allotment and issue of such bonus shares under the proposed bonus issue; authorize the Directors of the Company to sign all documents, do all things and acts as may be required to give effect to the aforesaid proposed bonus issue with full powers to assent to any conditions variations, modifications and/or amendments in any manner as may be
requires by any relevant regulatory authorities and to deal with all matters relating thereto and to take all such steps and do all acts and things in any manner as they deem necessary or expedient to implement, finalize and give full effect to the proposed bonus issue
3	Approve, subject to the passing of Ordinary Resolution 2 and	Management	For	For	None
Special Resolution 1, to increase the authorized share capital of the Company from MYR 5,000,000,000 comprising 5,000,000,000
CIMB shares to MYR 10,000,000,000 comprising 10,000,000,000
CIMB shares by the creation of an additional 5,000,000,000 new
CIMB shares; authorize the Directors of the Company to sign
execute all documents, do all things and acts as may be required to give effect to the aforesaid proposed increase in Authorized
Share Capital with full powers to assent to any conditions
variations, modifications and/or amendments in any manner as may be required by any relevant regulatory authorities and to deal with all matters relating thereto and to take all such steps and do all acts and things in any manner as they deem necessary or
expedient to implement, finalize and give full effect to the proposed increase in authorized Share Capital
S.1	Amend, subject to passing of Ordinary Resolution 2 and Ordinary	Management	For	For	None
Resolution 3, Article V of the Memorandum of Association of the
Company as specified: the present authorized share capital of the
Company is MYR 10,000,000,000 divided into 10,000,000,000
shares of MYR 1 each with power to increase or reduce the
capital to consolidate or subdivide the shares into shares of larger or smaller amounts, and to issue all or any part of the authorized or any additional capital as fully paid or partly paid shares, and with any special preferential rights or privileges or subject to any special terms or conditions, and either with or without special designation, and also from time to time vary, alter, modify, abrogate or deal with any such rights, privileges, terms, conditions or designations as may be permitted by the Companies Act, 1985
[or any statutory modification or re-enactment thereof for the time being in force] or provided by the Articles of Association of the
Company for the time being; authorize the Directors of the
Company and the Secretary to sign and execute all documents, do all things and acts as may be required to give effect to the aforesaid proposed Amendments to the Memorandum with full

Page 159 of 350	05-Aug-2010

		Vote Summary

	powers to assent to any conditions variations, modifications and/or
	amendments in any manner as may be required by any relevant
	regulatory authorities and to deal with all matters relating thereto
	and to take all such steps and do all acts and things in any
	manner as they deem necessary or expedient to implement,
	finalize and give full effect to the proposed Amendments to the
	Memorandum
S.2	Approve, subject to passing of Ordinary Resolution 1, for the		Management	For	For	None
	proposed Amendments to the Articles in the manner as specified
	in Appendix 1 attached to the circular dated 14 APR 2010 issued
	by the Company to its shareholders; authorize the Directors of the
	Company and the Company Secretary to sign and execute all
	documents, do all things and acts as may be required to give
	effect to the aforesaid proposed Amendments to the Articles with
	full powers to assent to any conditions variations, modifications
	and/or amendments in any manner as may be required by any
	relevant regulatory authorities and to deal with all matters relating
	thereto and to take all such steps and do all acts and things in any
	manner as they deem necessary or expedient to implement,
	finalize and give full effect to the proposed Amendments to the
	Articles
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212247	55P	73800	0	22-Apr-2010	30-Apr-2010

Page 160 of 350	05-Aug-2010

Vote Summary

CIMB GROUP HOLDINGS BHD

Security	Y1636J101	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		07-May-2010

ISIN	MYL1023OO000	Agenda	702372676 - Management

City	KUALA LAMPUR	Holding Recon Date	05-May-2010

Country	Malaysia	Vote Deadline Date	29-Apr-2010

SEDOL(s)	6075745	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1	Receive the audited financial statements for the FYE 31 DEC	Management	For	For	None
2009 and reports of the Directors and the Auditors thereon
2	Re-election of Datuk Dr. Syed Muhamad Syed Abdul Kadir as a	Management	For	For	None
Director, who retires pursuant to Article 76 of the Company's
Articles of Association
3	Re-election of Dato' Robert Cheim Dau Meng as a Director, who	Management	For	For	None
retires pursuant to Article 76 of the Company's Articles of
Association
4	Re-election of Mr. Cezar Peralta Consing as a Director, who	Management	For	For	None
retires pursuant to Article 76 of the Company's Articles of
Association
5	Re-election of Mr. Glenn Muhammad Surya Yusuf as a Director,	Management	For	For	None
who retires pursuant to Article 83 of the Company's Articles of
Association
6	Re-election of Mrs. Watanan Petersik as a Director, who retires	Management	For	For	None
pursuant to Article 83 of the Company's Articles of Association
7	Re-appointment of Tan Sri Dato' Seri Haidar Mohammed Nor as a	Management	For	For	None
Director of the Company, pursuant to Section 129(6) of the
Companies Act, 1965 to hold the office until the next AGM
8	Approve the payment of Directors' fees amounting to MYR 90,000	Management	For	For	None
per Director in respect of the FYE 31 DEC 2009
9	Re-appointment of Messrs. PricewaterhouseCoopers as the	Management	For	For	None
Auditors of the Company for the FY ending 31 DEC 2010 and
authorize the Board of Directors to fix their remuneration
10	Authorize the Directors, pursuant to Section 132D of the	Management	For	For	None
Companies Act, 1965, to issue shares in the Company, provided that the aggregate number of shares to be issued does not
exceed 10% of the issued share capital of the Company and for such purposes the Directors may in their absolute discretion deem fit, subject always to the approval of all the relevant governmental and/or regulatory authorities; Authority expires at the conclusion of the next AGM
11	Authorize the Company, subject to the Companies Act, 1956, the	Management	For	For	None
Company's Memorandum and Articles of Association and the
requirements of the Bursa Malaysia Securities Berhad Bursa
Securities and approvals of all the relevant governmental and/or regulatory authorities, to purchase such number of ordinary
shares of MYR 1.00 each in the Company Proposed Shares Buy-
Back as may be determined by the Board of Directors of the
Company for time to time through Bursa Securities upon such
terms and conditions as the Board of Directors may deem fit and expedient in the interest of the Company provided that the
aggregate number of ordinary shares purchased and/or held
pursuant to this resolution does not exceed 10% CONTD

Page 161 of 350	05-Aug-2010

Vote Summary

CONT	CONTD of the total issued and paid-up share capital of the		Non-Voting			None
Company at any-point in time and an amount not exceeding the total retained profits of-approximately MYR 1,996 million and/or share premium account of approximately-MYR 5,587 million of the
Company based on the audited financial statements-for the FYE
31 DEC 2009 be allocated by the Company for the proposed
shares-Buy-Back and that the ordinary shares of the Company to be purchased are-proposed to be cancelled and/or retained as treasury shares and either-subsequently be cancelled distributed as dividends or re-sold on Bursa-Securities; CONTD
CONT	CONTD authorize the Board of Directors of the Company to do all		Non-Voting			None
acts and-things to give effect to the Proposed Shares Buy-Back;
Authority expires the-earlier of the conclusion of the next AGM of
CIMB in 2011 at which time such-authority shall lapse unless by ordinary resolution passed at that meeting,-the authority is renewed either unconditionally or subject to conditions or-the period within which the next AGM after that date is required by law to be-held
0	Transact any other business		Non-Voting			None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212247	55P	73800	0	26-Apr-2010	30-Apr-2010

Page 162 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

ARCELORMITTAL SOUTH AFRICA
Security	S05944111		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	11-May-2010
ISIN	ZAE000134961		Agenda	702319319 - Management
City	SANDTON		Holding Recon Date	10-May-2010
Country	South Africa		Vote Deadline Date	04-May-2010
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
1	Adopt the annual financial statements		Management	For	For	None
2.1	Re-elect Ms. N.D. Orleyn as a Director		Management	For	For	None
2.2	Re-elect Mr. E.K. Diack as a Director		Management	For	For	None
2.3	Re-elect Mr. M.J.N. Njeke as a Director		Management	For	For	None
2.4	Re-elect Mr. D.K. Chugh as a Director		Management	For	For	None
2.5	Re-elect Mr. M. MacDonald as a Director		Management	For	For	None
3	Re-appoint Deloitte & Touche as the Independent Auditors of the		Management	For	For	None
Company and Mr. RM Duffy as the Individual Designated Auditor
who will undertake the audit of the Company for the ensuing year
4	Approve the Non Executive Directors fees		Management	For	For	None
5	Amend the Arcelor Mittal South Africa Management Share Trust		Management	For	For	None
Deed
	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT		Non-Voting			None
OF AUDITORS NAMES. IF YOU H-AVE ALREADY SENT IN
YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212248	55P	61538	0	01-Apr-2010	04-May-2010

Page 163 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

SOHO CHINA LTD

Security	G82600100		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	11-May-2010
ISIN	KYG826001003		Agenda	702369908 - Management
City	HONG KONG		Holding Recon Date	04-May-2010
Country	Cayman Islands		Vote Deadline Date	06-May-2010
SEDOL(s)	B27WLD2 - B28C5L7 - B29Z7J7		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO		Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS.
THANK YOU.
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100409/LTN2
0100409737.pdf-
1	Receive and adopt the audited consolidated financial statements		Management	For	For	None
of the Company and the reports of the Directors and Auditors for the YE 31 DEC 2009
2	Declare the final dividend for the YE 31 DEC 2009		Management	For	For	None
3	Re-elect Mr. Pan Shiyi as a Director of the Company		Management	For	For	None
4	Re-elect Ms. Yan Yan as a Director of the Company		Management	For	For	None
5	Re-elect Dr. Ramin Khadem as a Director of the Company		Management	For	For	None
6	Authorize the Board of Directors to fix the remuneration of the		Management	For	For	None
Directors
7	Re-appoint KPMG as the Auditors and authorize the Board of		Management	For	For	None
Directors to fix their remuneration
8.A	Authorize the Directors to allot, issue and deal with additional		Management	For	For	None
shares not exceeding 20% of the issued share capital of the
Company
8.B	Authorize the Directors to repurchase shares not exceeding 10%		Management	For	For	None
of the issued share capital of the Company
8.C	Approve to extend the authority given to the Directors pursuant to		Management	For	For	None
Ordinary Resolution 8(A) to issue shares by adding to the issued share capital of the Company the number of shares repurchased under Ordinary Resolution 8(B)
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	339000	0	22-Apr-2010	06-May-2010

Page 164 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

MALAYAN BANKING BHD MAYBANK

Security	Y54671105		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	14-May-2010

ISIN	MYL1155OO000		Agenda	702404702 - Management

City	KUALA LUMPUR		Holding Recon Date	12-May-2010

Country	Malaysia		Vote Deadline Date	07-May-2010

SEDOL(s)	5347218 - 6556325 - B02GT19		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

1	Authorize the Company, subject to the relevant regulatory		Management	For	For	None
approvals being obtained, including but not limited to the approval of the Bank Negara Malaysia in relation to the Proposed Dividend
Reinvestment Plan, to: a) implement the Proposed Dividend
Reinvestment Plan; b) allot and issue such number of new
ordinary shares of MYR 1.00 each in Maybank (Maybank Shares)
for the Proposed Dividend Reinvestment Plan until the conclusion of the next AGM, upon such terms and conditions and to or with such persons as the Directors may, in their absolute discretion, deem fit and in the interest of the Company; the said new
Maybank Shares shall, upon allotment and issue, rank pari passu in all respects with the existing Maybank Shares CONTD.
CONTD	CONTD. in issue, save and except that they shall not be entitled		Non-Voting			None
to any-dividends, rights, allotments and/or other distributions, the entitlement-date of which precedes the date of allotment of the new Maybank Shares to be-issued pursuant to the Proposed
Dividend Reinvestment Plan; for the purpose-thereof, entitlement date means the date as at the close of business on which-
shareholders of the Company must be registered in order to
participate in any-dividends, rights, allotments or other
distributions; authorize the Directors-and the Secretary of the
Company to do all such acts and enter into all such-transactions, arrangements and documents as may be necessary or expedient
in-order to give full effect to the Proposed Dividend Reinvestment
Plan CONTD.
CONTD	CONTD. with full power to assent to any conditions, modifications,		Non-Voting			None
variations-and/or amendments (if any) as may be imposed or
agreed to by any relevant-authorities or consequent upon the implementation of the said conditions,-modifications, variations and/or amendments or at the discretion of the-Directors in the best interest of the Company; and no information memorandum/-
modified prospectus (as the case may be) pertaining to the
Proposed Dividend-Reinvestment Plan shall be issued or sent to the shareholders of the Company-having registered address
outside Malaysia or who have not provided an-address in
Malaysia at which such documents may be delivered to
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212247	55P	91300	0	03-May-2010	07-May-2010

Page 165 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

CHINA PETROLEUM & CHEMICAL CORP SINOPEC

Security	Y15010104	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		18-May-2010

ISIN	CNE1000002Q2	Agenda	702412963 - Management

City	BEIJING	Holding Recon Date	19-Apr-2010

Country	China	Vote Deadline Date	12-May-2010

SEDOL(s)	6291819 - 7027756 - B01XKR4	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED	Non-Voting			None
TO VOTE 'IN FAVOR' OR 'AGAINST'-FOR ALL RESOLUTIONS.
THANKS YOU.
1.	Receive the report of the Board of Directors of Sinopec	Management	For	For	None
Corporation for the Year 2009
2.	Receive the report of the Board of Supervisors of Sinopec	Management	For	For	None
Corporation for the Year 2009
3.	Approve the audited accounts and audited consolidated accounts	Management	For	For	None
of Sinopec Corporation for the YE 31 DEC 2009
4.	Approve the Plan for allocating any surplus common reserve	Management	For	For	None
funds at an amount of RMB 20 billion from the after-tax profits
5.	Approve the Profit Distribution Plan for the YE 31 DEC 2009	Management	For	For	None

6.	Authorize the Board of Directors of Sinopec Corporation [the	Management	For	For	None
''Board of Directors''] to determine the interim Profit Distribution
Plan of Sinopec Corporation for 2009
7.	Re-appoint KPMG Huazhen and KPMG as the Domestic and	Management	For	For	None
Overseas Auditors of Sinopec Corporation for the year 2010,
respectively, and authorize the Board of Directors to determine their remunerations
8.	Approve the proposal in respect of the acquisition of certain equity	Management	For	For	None
interest and loans held by Sinopec International Petroleum
Exploration and Production Corporation
S.9	Authorize the Board of Directors, pursuant to the relevant	Management	For	For	None
regulations, within the maximum balance of the issuable bonds, namely after issuance, the relevant accumulative debt financing instruments balance shall not exceed 40% of the latest total audited net assets of Sinopec Corporation, to determine issuance of debt financing instruments, including but not limited to short term financial instruments, mid-term financial notes and corporate bonds; to determine the terms and conditions and all other matters in relation to the issuance of such debt financing instrument[s]
based on the needs of Sinopec Corporation and the market
conditions, including without limitation to the determination of the actual value, interest rate, term, targeted group and use of proceeds of the bond[s] subject to the aforementioned limits, as well as to the production, execution and disclosure of all
necessary documents thereof [Authority expires at the completion of next AGM of Sinopec Corporation]
S10.A	Approve type of securities to be issued	Management	For	For	None

S10.B	Approve an issuance size	Management	For	For	None

S10.C	Approve nominal value and issue price	Management	For	For	None

S10.D	Approve the term	Management	For	For	None

Page 166 of 350	05-Aug-2010

Vote Summary

S10.E	Approve the interest rate	Management	For	For	None

S10.F	Approve the method and timing of interest payment	Management	For	For	None

S10.G	Approve the conversion period	Management	For	For	None

S10.H	Approve the determination and adjustment of conversion price	Management	For	For	None

S10.I	Approve the downward adjustment to conversion price	Management	For	For	None

S10.J	Approve the conversion method of fractional share	Management	For	For	None

S10.K	Approve the terms of redemption	Management	For	For	None

S10.L	Approve the terms of sale back	Management	For	For	None

S10.M	Approve the dividend rights of the year of conversion	Management	For	For	None

S10.N	Approve the method of issuance and target subscribers	Management	For	For	None

S10.O	Approve the subscription arrangement for existing shareholders	Management	For	For	None

S10.P	Approve the CB Holders and bondholder meetings	Management	For	For	None

S10.Q	Approve the use of proceeds from the issuance of the Convertible	Management	For	For	None
Bonds
S10.R	Approve the guarantee	Management	For	For	None

S10.S	Approve the validity period of the resolutions in relation to the	Management	For	For	None
issuance of the convertible bonds
S10.T	Approve the matters relating to authorization in relation to the	Management	For	For	None
issuance of the convertible bonds
S10.U	Approve the Feasibility Analysis Report on the use of proceeds	Management	For	For	None
from the issuance of the convertible bonds
S10.V	Receive the report on the use of proceeds from last issuance of	Management	For	For	None
securities
S.11	Authorize the Board of Directors of Sinopec Corporation a general	Management	For	For	None
mandate to issue new shares: in order to grant discretion to the
Board of Directors on the flexibility of issuance of new shares, to allot issue and deal with shares not exceeding 20% of the existing domestic listed shares and overseas listed foreign shares of
Sinopec Corporation however, notwithstanding the obtaining of the general mandate, any issue of domestic shares needs
shareholders' approval at shareholders' meeting in accordance with the relevant PRC Laws and regulations' it is resolved as follow: 1] Subject to paragraphs [3] and [4] and pursuant to the
Company Law [the "Company Law"] of the People's Republic of
China [the "PRC"] and the listing rules of the relevant stock exchanges [as amended from time to time], to allot, issue and deal with shares during the Relevant Period and to determine the terms and conditions for the allotment and issue of new shares including the following terms: a] class and number of new shares to be issued; b] price determination method of new shares and/or issue price [including price range]; c] the starting and closing dates for the issue; d] class and number of the new shares to be issued to existing shareholders; and e] the making or granting of offers, agreements and options which might require the exercise of such powers; 2] to make or grant offers, agreements and options which would or might require the exercise of such powers after the end of the relevant period; 3] the aggregate nominal amount of new domestic listed shares and new overseas listed foreign shares allotted, issued and dealt with or agreed conditionally or
unconditionally to be allotted, issued and dealt with [whether pursuant to an option or otherwise] by the Board of Directors of
Sinopec Corporation pursuant to the approval in paragraph [1], otherwise than pursuant to issue of shares by conversion of the surplus reserve into share capital in accordance with the

Page 167 of 350	05-Aug-2010

		Vote Summary

	Company Law of the PRC and the Articles of Association of
	Sinopec Corporation, shall not exceed 20% of each class of the
	existing domestic listed shares and overseas listed foreign shares
	of Sinopec Corporation In exercising the powers granted in
	paragraph [1], the Board of Directors of Sinopec Corporation must
	[i] comply with the Company Law of the PRC and the relevant
	regulatory stipulations [as amended from time to time] of the
	places where Sinopec Corporation is listed; and [ii] obtain
	approval from China Securities Regulatory Commission and other
	relevant PRC government departments, The Board of Directors of
	Sinopec Corporation, subject to the approval of the relevant
	authorities of the PRC and in accordance with the Company Law
	of the PRC, authorized to increase the registered capital of
	Sinopec Corporation to the required amount upon the exercise of
	the powers pursuant to paragraph [1] above to authorize the
	Board of Directors to sign the necessary documents, complete the
	necessary formalities and take other necessary steps to complete
	the allotment and issue and listing of new shares, provided the
	same do not violate the relevant laws, administrative regulations,
	listing rules of the relevant stock exchanges and the Articles of
	Association. Subject to the approval of the relevant PRC
	authorities, authorize the Board of Directors of Sinopec
	Corporation to make appropriate and necessary amendments to
	the Articles of Association after completion of the allotment and
	issue of new shares according to the method, type and number of
	the allotment and issue of new shares by Sinopec Corporation
	and the actual situation of the shareholding structure of Sinopec
	Corporation at the time of completion of the allotment and issue of
	new shares in order to reflect the alteration of the share capital
	structure and registered capital of Sinopec Corporation pursuant
	to the exercise of this mandate [Authority expires earlier of the
	conclusion of the next AGM of Sinopec Corporation or 12 months]
12.1	Election of Mr. Ma Weihua as an Independent Non-Executive		Management	For	For	None
	Directors of the Fourth Session of the Board of Directors of
	Sinopec Corp
12.2	Election of Mr. Wu Xiaogen as an Independent Non-Executive		Management	For	For	None
	Directors of the Fourth Session of the Board of Directors of
	Sinopec Corp
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212246	55P	666080	0	05-May-2010	12-May-2010
212251	55P	544066	0	05-May-2010	12-May-2010

Page 168 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED

Security	ADPV10686	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		18-May-2010

ISIN	CNE1000003G1	Agenda	702418573 - Management

City	BEIJING	Holding Recon Date	16-Apr-2010

Country	China	Vote Deadline Date	13-May-2010

SEDOL(s)	B1G1QD8	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting			None
ID 695502 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE	Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100401/LTN2
01004011198.pdf a-nd
http://www.hkexnews.hk/listedco/listconews/sehk/20100503/LTN2
01005031161.pd-f
1.	Approve the 2009 work report of the Board of Directors of the	Management	For	For	None
Bank
2.	Approve the 2009 work report of the Board of Supervisors of the	Management	For	For	None
Bank
3.	Approve the Bank' 2009 audited accounts	Management	For	For	None

4.	Approve the Bank' 2009 Profit Distribution Plan	Management	For	For	None

5.	Re-appoint Ernst & Young and Ernst & Young Hua Ming as the	Management	For	For	None
Auditors of the Bank for 2010 for the term from the passing of this resolution until the conclusion of the next AGM and to fix the aggregate audit fees for 2010 at RMB 159.60 million
6.	Approve the Capital Management Plan of the Industrial and	Management	For	For	None
Commercial Bank of China Limited for Years 2010 to 2012 as set
out in Appendix 1 to the circular of the Bank dated 02 APR 2010
S.7	Approve the proposal in respect of general mandate to issue H	Management	For	For	None
Shares and A Share convertible corporate bonds as set out in the circular of the Bank dated 02 APR 2010
S8.1	Approve the types of securities to be used, in respect of the	Management	For	For	None
proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the
Bank dated 02 APR 2010 and the implementation of these
resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the
People's Republic of China
S8.2	Approve the issue size, in respect of the proposed public issuance	Management	For	For	None
and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China

Page 169 of 350	05-Aug-2010

Vote Summary

S8.3	Approve the nominal value and issue price in respect of the	Management	For	For	None
proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the
Bank dated 02 APR 2010 and the implementation of these
resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the
People's Republic of China
S8.4	Approve the term, in respect of the proposed public issuance and	Management	For	For	None
listing of the A Share convertible corporate bonds as set out in
Appendix 2 to the circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
S8.5	Approve the interest rate, in respect of the proposed public	Management	For	For	None
issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR
2010 and the implementation of these resolutions subject to
approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
S8.6	Approve the timing and method of interest payment in respect of	Management	For	For	None
the proposed public issuance and listing of the A Share
convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China
S8.7	Approve the conversion period, in respect of the proposed public	Management	For	For	None
issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR
2010 and the implementation of these resolutions subject to
approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
S8.8	Approve the method for determining the number of shares for	Management	For	For	None
conversion, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix
2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
S8.9	Approve the determination and adjustment of CB conversion	Management	For	For	None
price, in respect of the proposed public issuance and listing of the
A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
S8.10	Approve the downward adjustment to CB conversion price, in	Management	For	For	None
respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China

Page 170 of 350	05-Aug-2010

Vote Summary

S8.11	Approve the terms of redemption, in respect of the proposed	Management	For	For	None
public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated
02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
S8.12	Approve the terms of sale back, in respect of the proposed public	Management	For	For	None
issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR
2010 and the implementation of these resolutions subject to
approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
S8.13	Approve the dividend rights of the year of conversion, in respect of	Management	For	For	None
the proposed public issuance and listing of the A Share
convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China
S8.14	Approve the method of issue and target investors, in respect of	Management	For	For	None
the proposed public issuance and listing of the A Share
convertible corporate bonds as set out in Appendix 2 to the
circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of China
S8.15	Approve the subscription arrangement for the existing holders of A	Management	For	For	None
Shares, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
S8.16	Approve CB holders and CB holders' meetings in respect of the	Management	For	For	None
proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the
Bank dated 02 APR 2010 and the implementation of these
resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the
People's Republic of China
S8.17	Approve the use of proceeds from the issuance of the convertible	Management	For	For	None
bonds, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
S8.18	Approve the special provisions in relation to supplementary	Management	For	For	None
capital, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the
implementation of these resolutions subject to approvals of
relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China

Page 171 of 350	05-Aug-2010

Vote Summary

S8.19	Approve the security, in respect of the proposed public issuance		Management	For	For	None
and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated 02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant
governmental authorities in the People's Republic of China
S8.20	Approve the validity period of the resolution in respect of the		Management	For	For	None
issuance of the convertible bonds, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated
02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
S8.21	Approve the matters relating to authorization in connection with		Management	For	For	None
the issuance of the convertible bonds, in respect of the proposed public issuance and listing of the A Share convertible corporate bonds as set out in Appendix 2 to the circular of the Bank dated
02 APR 2010 and the implementation of these resolutions subject to approvals of relevant applications having been granted by the relevant governmental authorities in the People's Republic of
China
9.	Approve the Feasibility Analysis report on Use of Proceeds from		Management	For	For	None
the Public Issuance of A Share Convertible Corporate Bonds as
set out in Appendix 3 to the Circular of the Bank dated 02 APR
2010
10.	Approve the report on Utilisation of Proceeds from Previous		Management	For	For	None
Issuances as set out in Appendix 4 to the circular of the Bank dated 02 APR 2010
s.11	Approve the revised Plan on authorization of the Shareholders'		Management	For	For	None
General Meeting to the Board of Directors as specified
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	2430980	0	10-May-2010	13-May-2010
212247	55P	838240	0	10-May-2010	13-May-2010

Page 172 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

VALE SA, RIO DE JANEIRO

Security	P2605D109		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	19-May-2010

ISIN	BRVALEACNPA3		Agenda	702346962 - Management

City	RIO DE JANEIRO		Holding Recon Date	17-May-2010

Country	Brazil		Vote Deadline Date	13-May-2010

SEDOL(s)	2256630 - 2257127 - 5896851 - B04S872 -		Quick Code
B142LF0
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON THIS ITEM-IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR-OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ALL ITEMS. THANK YOU.
1	Approve the increase of the share capital, through the		Management	For	For	None
capitalization of reserves, without the issuance of shares, and the consequent amendment at the main part of Article 5 of the
Corporate Bylaws
2	Election of a full member of the Board of Directors , because of		Management	For	For	None
the resignation presented by Mr. Francisco Augusto Da Costa E
Silva
	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE		Non-Voting			None
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244254	55P	88299	0	14-Apr-2010	16-Apr-2010
244255	55P	56930	0	14-Apr-2010	23-Apr-2010
Page 173 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

JIANGSU EXPRESSWAY COMPANY LIMITED

Security	Y4443L103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	19-May-2010
ISIN	CNE1000003J5		Agenda	702356026 - Management
City	JIANGSU		Holding Recon Date	16-Apr-2010
Country	China		Vote Deadline Date	10-May-2010
SEDOL(s)	6005504 - B01XLJ3 - B1BJTS3		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO		Non-Voting			None
VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS.
THANK YOU.
1	Approve the report of the Board of Directors of the Company for		Management	For	For	None
the YE 31 DEC 2009
2	Approve the report of the Supervisory Committee of the Company		Management	For	For	None
for the YE 31 DEC 2009
3	Approve the annual budget report for year 2009		Management	For	For	None
4	Approve the audited accounts and the auditor report for the YE 31		Management	For	For	None
DEC 2009
5	Approve the profit distribution scheme of the Company in respect		Management	For	For	None
of the final dividend for the YE 31 DEC 2009: the Company
proposed to declare a cash dividend of RMB 0.31 for every share tax inclusive
6	Appointment of Deloitte Touche Tohmatsu Certified Public		Management	For	For	None
Accountants Limited
7	Approve the issue of not more than RMB1.5 billion short-term		Management	For	For	None
commercial papers pursuant to the "Administration Rules for
Short-term Commercial Papers" promulgated by the People's
Bank of China within one year from the date of approval of this resolution and authorize of Mr. Shen Chang Quan and Mr. Qian
Yong Xiang, both being Directors of the Company, to deal with the matters related to the issue
8.A	Approve the salary adjustment of Mr. Fan Cong Lai, an		Management	For	For	None
Independent Non-Executive Director of the Company, from
RMB50,000 per annum to RMB60,000 per annum (after tax)
8.B	Approve the salary adjustment of Mr. Chen Dong Hua, an		Management	For	For	None
Independent Non-Executive Director of the Company, from
RMB50,000 per annum to RMB60,000 per annum (after tax)
8.C	Approve the salary adjustment of Mr. Xu Chang Xin, an		Management	For	For	None
Independent Non-Executive Director of the Company, from
RMB50,000 per annum to RMB60,000 per annum (after tax)
8.D	Approve the salary adjustment of Mr. Gao Bo, an Independent		Management	For	For	None
Non-Executive Director of the Company, from RMB50,000 per
annum to RMB60,000 per annum (after tax)
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	156000	0	19-Apr-2010	10-May-2010

Page 174 of 350	05-Aug-2010

Vote Summary

CHINA SHANSHUI CEMENT GROUP LTD

Security	G2116M101	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date		19-May-2010
ISIN	KYG2116M1015	Agenda	702370925 - Management
City	SHANDONG	Holding Recon Date	13-May-2010
Country	Cayman Islands	Vote Deadline Date	10-May-2010
SEDOL(s)	B39Z8W4 - B3BHFW7 - B65CLL0	Quick Code
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO	Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL
RESOLUTIONS NUMBERS. THANK YOU.
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING	Non-Voting			None
INFORMATION IS AVAILABLE BY CLIC-KING ON THE
MATERIAL URL LINK:
http://www.hkexnews.hk/listedco/listconews/sehk-
/20100419/LTN20100419412.pdf
1.	To receive and adopt the audited consolidated financial	Management	For	For	None
statements of the Company and its subsidiaries and the reports of the Directors and Auditors for the year ended 31 December 2009
2.	To declare a final dividend for the year ended 31 December 2009	Management	For	For	None
3.1	To re-elect Mr. Yu Yuchuan as a Director and to authorize the	Management	For	For	None
Board of Directors of the Company to fix the Director's
remuneration
3.2	To re-elect Mr. Homer Sun as a Director and to authorize the	Management	For	For	None
Board of Directors of the Company to fix the Director's
remuneration
3.3	To re-elect Mr. Sun Jianguo as a Director and to authorize the	Management	For	For	None
Board of Directors of the Company to fix the Director's
remuneration
4.	To re-appoint KPMG as the Auditors of the Company and to	Management	For	For	None
authorize the Board of Directors to fix their remuneration
5.1	To grant a general and unconditional mandate to the Board of	Management	For	For	None
Directors to issue shares of the Company
5.2	To grant a general and unconditional mandate to the Board of	Management	For	For	None
Directors to repurchase the Company's shares
5.3	To the extension of the general mandate granted to the Board of	Management	For	For	None
Directors pursuant to Resolution 5.1 to cover the shares
repurchased by the Company pursuant to Resolution 5.2
S.6.1	To amend the Articles of Association of the Company (the	Management	For	For	None
"Articles") in relation to the appointment of new Directors by special resolution
S.6.2	To amend the Articles in relation to the maximum and minimum	Management	For	For	None
number of Directors
S.6.3	To amend the Articles in relation to the establishment of Executive	Management	For	For	None
Committee and Nomination Committee
S.6.4	To amend the Articles in relation to the term of the Chairman and	Management	For	For	None
Vice-Chairman
S.6.5	To amend the Articles in relation to the Notice of Board meeting	Management	For	For	None

Page 175 of 350	05-Aug-2010

		Vote Summary

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares
522362	55P	232000	0	22-Apr-2010	10-May-2010

Page 176 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

VALE SA, RIO DE JANEIRO

Security	P96609139		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	19-May-2010

ISIN	BRVALEACNOR0		Agenda	702371016 - Management

City	RIO DE JANERIO		Holding Recon Date	17-May-2010

Country	Brazil		Vote Deadline Date	13-May-2010

SEDOL(s)	2196286 - 7332706 - B234NB4 - B2QYXQ6		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST INCLUDE-THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON THIS ITEM-IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR-OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
1	Approve to the increase of the share capital, through the		Management	For	For	None
capitalization of reserves, without the issuance of shares, and the consequent amendment at the main part of Article 5 of the
corporate Bylaws
2	Election of full member of the Board of Directors becaseu of the		Management	For	For	None
resignation presented by the Mr. Francisco Augusto Da Costa E
Silva
	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE		Non-Voting			None
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
	PLEASE NOTE THAT THIS IS A SECOND CALL FOR THE		Non-Voting			None
MEETING WHICH WAS HELD ON 27 AP-R 2010. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	44400	0	22-Apr-2010	13-May-2010

Page 177 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

BANCO DO BRASIL SA BB BRASIL, BRASILIA

Security	P11427112	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	Meeting Date		19-May-2010

ISIN	BRBBASACNOR3	Agenda	702415402 - Management

City	BRASILIA	Holding Recon Date	17-May-2010

Country	Brazil	Vote Deadline Date	13-May-2010

SEDOL(s)	2073981 - 2328595 - B29ML07	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN	Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve to conducting a public offering for the primary distribution	Management	For	For	None
of shares issued by Banco Do Brasil S.A. in conjunction with a public offering for the secondary distribution of shares issued by
Banco Do Brasil S.A. owned by certain selling shareholders, to be conducted in Brazil, on the unorganized over the counter market, in accordance with the procedures established by securities
commission, from here onward the CVM, instruction number 400 of 29 DEC 2003, as amended, and, also, with efforts at placement abroad, using the investment mechanisms regulated by the
national monetary council, by the Central Bank of Brazil and by the CVM, in United States of America, for qualified institutional investors, as defined in Rule 144A published by the securities and exchange commission, ..CONTD
CONT	..CONTD from here onward the sec in transactions that are exempt	Non-Voting			None
from-registration in accordance with that which is provided for in the Securities-Act of 1933, from here onward the securities act, and in the regulations-published on the basis of the securities act and, in other countries, in-accordance with the law in effect in the country of domicile of each investor-and in accordance with
regulation s published by the sec, from here onward-the offering, and definition of the other conditions of the offering, except-for the issuance price of the shares
2	Approve to increase of the share capital of Banco Do Brasil S.A.,	Management	For	For	None
within the limits of the authorized capital, accordance with the terms of its Corporate Bylaws, through the issuance of 286,000,00
0 new, common shares, all of which a re nominative, book entry and with no par value, free and unencumbered by any
encumbrance or lien, which will be the object of a public
subscription within the framework of the offering, with a reduction

Page 178 of 350	05-Aug-2010

Vote Summary

of the period for the exercise of the preemptive right to a minimum of three days, in accordance with the terms of the sole paragraph of Article 8 of the Corporate Bylaws and Article 172, I, of Law
Number 6404 15 DEC 1976, as amended, from here onward the
Corporations Law, with it being the case that the exact period for the exercise of the preemptive right i) will be defined within the framework .CONTD
CONT	CONT of the offering, with the objective of making the exercise of		Non-Voting			None
the-preemptive right compatible with the procedure of the offering,
ii) should be-contained within the offering documents, including notices to the market and-an announcement that it is beginning, and iii) it will be the subject of a-specific notice to the shareholders of Banco Do Brasil S.A. with detail s-regarding the exercise of the pre emptive right. all the new, common shares-issued will have the right t receive dividends and interest on shareholder-equity that may be declared by Banco Do Brasil S.A. beginning on the date of-settlement of the shares that are the object of the offering and to all the-other rights and benefits that may be conferred to the other common shares of-Banco Do Brasil S.A., on the same terms and conditions
3	Approve the disposition of the shares in treasury arising from the		Management	For	For	None
processes of the merger of Banco Do Estado De Santa Catarina
S.A. of Besc S.A. Credito Imobiliario and of Banco Do Estado Do
Piaui S.A.
4	Authorize the board of Directors of powers to establish the		Management	For	For	None
issuance price of the shares that are the object of the capital increase, in accordance with the terms of Article 170, Paragraph
2, of the Corporations Law, observing the book building procedure to be carried out within the framework of the offering, in the manner that is provided for in Article 170, Paragraph 1, of the
Corporations Law and Article 44 of CVM Instruction 400
5	Authorize the Board of Directors to ratify the respective share		Management	For	For	None
capital increase, once the subscription and paying in of the shares to be issued as a result of the capital increase within the
framework of the offering is verified
6	Authorize the Board of Directors to take all the measures and do		Management	For	For	None
all the acts that may be necessary or convenient for carrying out the offering, as well as to ratify all the other acts that have already been done
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244253	55P	20500	0	06-May-2010	13-May-2010

Page 179 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

COUNTRY GARDEN HLDGS CO LTD

Security	G24524103	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	20-May-2010

ISIN	KYG245241032	Agenda	702339094 - Management

City	HONGKONG	Holding Recon Date	14-May-2010

Country	Cayman Islands	Vote Deadline Date	17-May-2010

SEDOL(s)	B1VKYN6 - B1W6YY4 - B1WGSJ7	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1	Receive and approve the audited consolidated financial	Management	For	For	None
statements, the report of the Directors and the Independent
Auditor's report of the Company for the YE 31 DEC 2009
2	Declare a final dividend	Management	For	For	None

3a	Re-elect Mr. Yang Erzhu as the Director of the Company	Management	For	For	None

3b	Re-elect Ms. Yang Zhicheng as the Director of the Company	Management	For	For	None

3c	Re-elect Mr. Yang Yongchao as the Director of the Company	Management	For	For	None

3d	Re-elect Mr. Lai Ming, Joseph as the Director of the Company	Management	For	For	None

3e	Authorize the Board of Directors of the Company to fix the	Management	For	For	None
Directors fee
4	Re-appoint Auditors and authorize the Board of Directors to fix	Management	For	For	None
their remunerations
5	Authorize the Directors of the Company, pursuant to the rules	Management	For	For	None
governing the listing of securities on the Stock Exchange of Hong
Kong Limited the Listing Rules , during the Relevant Period as hereinafter specified in this resolution to allot, issue and deal with any unissue shares in the capital of the Company and to make or grant offers, agreements and options including but not limited to warrants, bonds and debentures convertible into shares of the
Company which might require the exercise of such power be and is hereby generally and unconditionally approved; to make or grant offers, agreements and options including warrants, bonds and debentures convertible into shares of the Company which
might require the shares in the capital of the Company to be issued either ..CONTD
-	..CONTD during or after the end of the relevant period as	Non-Voting			None
specified ; the-aggregate nominal value of the share capital allotted or agreed conditionally-or unconditionally to be allotted or issued whether pursuant to an option or-otherwise by the
Directors pursuant to the approval in paragraph a above,-
otherwise than pursuant to i a rights issue as specified or ii an issue of-shares upon the exercise of options which may be
granted under any share-option scheme or under any option
scheme or similar arrangement for the time-being adopted for the grant or issue to the grantees as specified in such-share option scheme or option scheme or similar arrangement of shares or-
rights to acquire shares of the Company; or iii any scrip dividend schemes-or similar arrangements providing ..CONTD

Page 180 of 350	05-Aug-2010

Vote Summary

-	..CONTD for the allotment and issue of shares in lieu of the whole		Non-Voting			None
or part of-a dividend on shares of the Company in accordance with the Articles of-Association of the Company; or iv a specific authority granted by the-shareholders of the Company in general meeting, shall not exceed 20% of the-total nominal value of the share capital of the Company in issue at the date-of the passing of this resolution and the said approval shall be limited-accordingly;
Authority expires at the conclusion of next AGM of the Company-
or the expiration of the period within which the next AGM of the
Company is-required by the articles of association of the
Company or any applicable laws-of the Cayman Islands to be held
6	Authorize the Directors of the Company to repurchase shares of		Management	For	For	None
the Company during the relevant period on the Stock Exchange of
Hong Kong Limited or on any other stock exchange on which the shares of the Company may be listed and which is recognized by the Securities and Futures Commission of Hong Kong and the
Stock Exchange for this purpose, subject to and in accordance with all applicable laws and/or the requirements of the Listing
Rules or of any other stock exchange as amended from time to time, be and is hereby generally and unconditionally approved; the aggregate nominal value of the shares of the Company which the
Company is authorized to repurchase pursuant to the approval in paragraph a above during the relevant period CONTD
-	..CONTD as specified shall not exceed 10 % of the total nominal		Non-Voting			None
value of the-share capital of the Company in issue at the date of the passing of this-resolution, and the authority granted pursuant to paragraph a above shall-be limited accordingly; and Authority expires at the conclusion of the next-AGM of the Company; or the expiration of the period within which the next AGM-of the
Company is required by the Articles of Association of the
Company or-any applicable laws of the Cayman Islands to be held
7	Approve conditional upon the ordinary resolution numbers 5 and 6		Management	For	For	None
of the notice convening this meeting being passed, the general mandate granted to the Directors to allot, issue and deal in any unissued shares pursuant to the ordinary resolution no. 5 of the notice convening this meeting be and is hereby extended by the addition to the aggregate nominal value of the share capital of the
Company which may be allotted or agreed conditionally or
unconditionally to be allotted by the Directors pursuant to such general mandate of an amount representing the aggregate
nominal value of the share capital of the Company repurchased by the Company under the authority granted pursuant to the ordinary resolution no. 6 of the notice convening this meeting, provided that such ..CONTD
-	CONTD extended amount shall not exceed 10% of the total		Non-Voting			None
nominal value of-the share capital of the Company in issue at the date of the passing of this-resolution
-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO		Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL
RESOLUTIONS. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	710500	0	11-May-2010	17-May-2010

Page 181 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

PETROCHINA CO LTD

Security	Y6883Q104	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		20-May-2010

ISIN	CNE1000003W8	Agenda	702358715 - Management

City	BEIJING	Holding Recon Date	19-Apr-2010

Country	China	Vote Deadline Date	14-May-2010

SEDOL(s)	5939507 - 6226576 - B01DNL9 - B17H0R7	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1	Receive the report of the Board of Directors of the Company for	Management	For	For	None
the year 2009
2	Receive the report of the Supervisory Committee of the Company	Management	For	For	None
for the year 2009
3	Approve the Audited Financial Statements of the Company for the	Management	For	For	None
year 2009
4	Approve the declaration and payment of the final dividends for the	Management	For	For	None
YE 31 DEC 2009 in the amount and in the manner recommended
by the Board of Directors
5	Authorize the Board of Directors to determine the distribution of	Management	For	For	None
interim dividends for the year 2010
6	Approve the continuation of appointment of	Management	For	For	None
PricewaterhouseCoopers, Certified Public Accountants, as the
International Auditors of the Company and
PricewaterhouseCoopers Zhong Tian CPAs Company Limited,
Certified Public Accountants, as the Domestic Auditors of the
Company, for the year 2010 and authorize the Board of Directors to fix their remuneration
7	Approve the transaction as contemplated in the Subscription	Management	For	For	None
Agreement entered into between the Company, China Petroleum
Finance Co., Ltd and China National Petroleum Corporation dated
25 MAR 2010
S.8	Authorize the Board of Directors, granted an unconditional general	Management	For	For	None
mandate to separately or concurrently issue, allot and deal with additional domestic shares and overseas listed foreign shares of the Company in accordance with the status quo of the market, including to decide on the class and number of shares to be
issued; the pricing mechanism and/or the issue price (or the range of issue price); the opening and closing date and time of such issue; the class and number of shares to be issued and
allotted to current shareholders of the Company; and/or to make any proposals, enter into any agreements or grant any share
options or conversion rights which may invo ve the exercise of the power mentioned above; the number of the domestic shares and overseas listed foreign shares issued and allotted or agreed conditionally or unconditionally to be issued and allotted whether or CONTD
-	CONTD not by way of the exercise of share options, conversion	Non-Voting			None
rights or by-any other means in accordance with (a) above shall not exceed 20% of each of-the existing domestic shares and
overseas listed foreign shares of the-Company in issue as at the date of this resolution; (c) the Board of-Directors may make any proposals, enter into any agreements or grant any-share options or conversion rights which may invoke the exercise, after the-
expiry of the relevant period of this mandate, of the power

Page 182 of 350	05-Aug-2010

		Vote Summary

	mentioned above;-Authority expire after the 12 month period
	following the passing of this-resolution ; and to make such
	amendments to the Articles of Association of-the Company as it
	thinks fit so as to reflect the increased registered-share capital
	and the new capital structure of the Company by reference to-the
	manner of the allotment and issuance, class and number of
	shares of the-Company allotted and issued, as well as the capital
-	CONTD of the Company alter such allotment and issuance; and to		Non-Voting			None
	execute and do-or procure to be executed and done, all such
	documents, deeds and things as-it may consider necessary in
	connection with the issue of such shares so long-as the same
	does not contravene and laws, rules, regulations or listing-rules of
	the stock exchanges on which the shares of the Company are
	listed,-and the Articles of Association of the Company; in order to
	facilitate the-issuance of shares in accordance with this resolution
	in a timely manner, to-establish a special committee of the Board
	of Directors comprising Jiang-Jiemin, Zhou Jiping and Wang
	Guoliang and to authorise such committee to-exercise all such
	power granted to the Board of Directors to execute and do-all
	such documents, deeds and things as it may consider necessary
	in-connection with the issue of such shares contingent on the
	passing of-sub-paragraphs (a) to (f) of this resolution an
-	CONTD the relevant period of this mandate; the Board of		Non-Voting			None
	Directors and the-special committee of the Board of Directors will
	only exercise its-respecthie power under such mandate in
	accordance with the Company Law of the-PRC, the Securities
	Law of the PRC, regulations or the listing rules of the-stock
	exchange on which the Shares of the Company are listed as
	amended from-time to time and only if all necessary approvals
	from the China Securities-Regulatory Commission and/or other
	relevant PRC government authorities are-obtained and the special
	committee of the Board of Directors will only-exercise its power
	under such mandate in accordance with the power granted by-the
	shareholders at the AGM to the Board of Directors
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212246	55P	520000	0	19-Apr-2010	14-May-2010
212251	55P	453460	0	19-Apr-2010	14-May-2010

Page 183 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

POLYUS GOLD OJSC, MOSCOW

Security	678129107	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date		21-May-2010
ISIN	US6781291074	Agenda	702411721 - Management
City	TBD	Holding Recon Date	13-Apr-2010
Country	Russian Federation	Vote Deadline Date	12-May-2010
SEDOL(s)	B18XGZ4 - B197B49 - B1L81J5 - B50LHJ5	Quick Code
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1	Approve the 2009 annual report of OJSC Polyus Gold, the 2009	Management	For	For	None
RAS financial statements of OJSC Polyus Gold, including profit and loss statement
2	Approve to distribute the 2009 RAS net profit OJSC Polyus Gold	Management	For	For	None
as: RUR 1,769,025,492.16 to be distributed as dividends; RUR
341,287,018.98 to keep at the Company's disposal; to declare dividends upon the 2009 financial results of OJSC Polyus Gold at the rate of RUR 15.83 per ordinary share of OJSC Polyus Gold, considering the effected interim dividend payment upon the results of 6 months of 2009 in the amount of RUR 6.55 per ordinary
share, to effect the final payment in the amount of RUR 9.28 per ordinary share of OJSC Polyus Gold, to resolve that dividends shall be paid within 60 days upon the date of the resolution, to set the dividend payment methods: bank and postal money transfers
0	PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO	Non-Voting			None
RESOLUTION 3 REGARDING THE-ELECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR"
THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
ANY QUESTIONS.
3.1	Election of Anton B. Averin as the Board of Director	Management	For	For	None
3.2	Election of Pavel S. Grachev as the Board of Director	Management	For	For	None
3.3	Election of Evgeny I. Ivanov as the Board of Director	Management	For	For	None
3.4	Election of Anna A. Kolonchina as the Board of Director	Management	For	For	None
3.5	Election of Oleg Yu. Lipatov as the Board of Director	Management	For	For	None
3.6	Election of Lord Patrick Gillford as the Board of Director	Management	For	For	None
3.7	Election of Alexander I. Mosionzhik as the Board of Director	Management	For	For	None
3.8	Election of Mikhail D. Prokhorov as the Board of Director	Management	For	For	None
3.9	Election of Zumrud H. Rustamova as the Board of Director	Management	For	For	None
3.10	Election of Ekaterina M. Salnikova as the Board of Director	Management	For	For	None
3.11	Election of Valery V. Senko as the Board of Director	Management	For	For	None
3.12	Election of Mikhail A. Sosnovsky as the Board of Director	Management	For	For	None
3.13	Election of Maxim V. Finsky as the Board of Director	Management	For	For	None
4.1	Election of Andrey A. Zaitsev, Head of Planning and Budgeting	Management	For	For	None
Department, as the member of the Audit Commission of OJSC
Polyus Gold
4.2	Election of Olga Yu. Rompel, adviser to the General Director, as	Management	For	For	None
the member of the Audit Commission of OJSC Polyus Gold

Page 184 of 350	05-Aug-2010

Vote Summary

4.3	Election of Alexander G. Spektor, Head of Current investment		Management	For	For	None
projects control Department, as the member of the Audit
Commission of OJSC Polyus Gold
4.4	Election of Oleg E. Cherney, head of documentary operations unit		Management	For	For	None
of finance department, as the member of the Audit Commission of
OJSC Polyus Gold
4.5	Election of Alexey S. Shaimardanov, Director for international		Management	For	For	None
reporting, as the member of the Audit Commission of OJSC
Polyus Gold
5	Approve the LLC Rosexpertiza as the Company's RAS Auditor for		Management	For	For	None
2010
6	Approve to determine the value (insurance premium) of liability		Management	For	For	None
insurance for OJSC Polyus Gold with a total limit of liability not less than USD 20,000,000 in the amount not exceeding USD
150,000
7	Approve the Directors' and Officers' liability insurance policy for		Management	For	For	None
OJSC Polyus Gold, being a related party transaction with all members of the Board of Directors as beneficiary parties, with a
Russian insurance company for the period from 01 JUL 2010 till
30 JUN 2011, with a total limit of liability not less than USD
20,000,000 and insurance premium not exceeding USD 150,000
8	Approve to determine that members of OJSC Polyus Gold Board		Management	For	For	None
of Directors who will be recognized as independent by the
Company's Board of Directors in accordance with the
requirements of paragraph 6.2.8. of the Company's Charter and international corporate governance standards, from the date of their election to OJSC Polyus Gold Board of Directors till the date of termination of their powers shall be entitled to remuneration in the amount of 937,500 Russian rubles per quarter each, and that the document supported expenses incurred by them due to the
discharge of their duties as OJSC Polyus Gold Board of Directors members shall be reimbursed in the net amount of up to
2,000,000 Russian rubles per year to each of such Directors; to resolve that should an "Independent Director" be elected
Chairman of the audit Committee CONTD
CONTD	..CONTD or staff and remuneration Committee of the Board of		Non-Voting			None
Directors of OJSC-Polyus Gold he is entitled to the additional remuneration of RUR 468,750 per-quarter during his term of office as the Committee Chairman
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	5172	0	05-May-2010	12-May-2010
212248	55P	35993	0	05-May-2010	12-May-2010

Page 185 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

ORASCOM CONSTR INDS S A E

Security	M7525D108		Meeting Type	Ordinary General Meeting
Ticker Symbol			Meeting Date	24-May-2010
ISIN	EGS65901C018		Agenda	702421164 - Management
City	CAIRO		Holding Recon Date	20-May-2010
Country	Egypt	Blocking	Vote Deadline Date	19-May-2010
SEDOL(s)	6146975 - B03BN88		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
1	Receive the Board of Directors report of the Company activity and		Management	For	For	None
results of the unconsolidated financial statements of the FYE 31
DEC 2009
2	Receive the Auditor report of the unconsolidated financial		Management	For	For	None
statements of the FYE 31 DEC 2009
3	Approve the unconsolidated financial statements of the FYE 31		Management	For	For	None
DEC 2009
4	Approve the Board proposal regarding the proposed profit		Management	For	For	None
distribution account list of the unconsolidated financial statements of the FYE 13 DEC 2009
5	Grant discharge of the President and members of the Board and		Management	For	For	None
evacuating their responsibility during the FYE 31 DEC 2009
6	Approve to renew the term of office of the President and		Management	For	For	None
members of the Board of Directors of the Company for 3 years
7	Authorize the Board to make compensation contracts with the		Management	For	For	None
Company shareholders or Board of Director members or any
following Company
8	Approve the determining rewards and attendance and		Management	For	For	None
transportation allowances for the President and Board members of the FYE 31 DEC 2009
9	Re-appoint the Company Auditor and approve to determine his		Management	For	For	None
fees for the FYE 31 DEC 2009
10	Adopt the donation done during FYE 31 DEC 2009 and licensing		Management	For	For	None
the board to give donations above 1000 EGP during FYE 31
DEC 2009
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

212246	55P	2408	0	10-May-2010	19-May-2010

Page 186 of 350	05-Aug-2010

Vote Summary

ORASCOM CONSTR INDS S A E

Security	M7525D108		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	24-May-2010
ISIN	EGS65901C018		Agenda	702423245 - Management
City	CAIRO		Holding Recon Date	20-May-2010
Country	Egypt	Blocking	Vote Deadline Date	19-May-2010
SEDOL(s)	6146975 - B03BN88		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
1.	Approve the issuance of corporate bonds fourth issue that are		Management	For	For	None
tradable but not convertible to shares with a maximum amount of
EGP 1.650 billion and authorize the Board of Director to determine all the requirements for the issue of these bonds and take all necessary actions
2.	Approve to determine those who are the authorized signers on		Management	For	For	None
sponsorship contracts, decree
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	2408	0	11-May-2010	19-May-2010

Page 187 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares INDXX China Infrastructure Index Fund

CHINA TELECOM CORP LTD

Security	Y1505D102		Meeting Type	Annual General Meeting

Ticker Symbol			Meeting Date	25-May-2010

ISIN	CNE1000002V2		Agenda	702416733 - Management

City	HONGKONG		Holding Recon Date	23-Apr-2010

Country	China		Vote Deadline Date	19-May-2010

SEDOL(s)	3226944 - 6559335 - B01XKW9 - B06KKC5 -		Quick Code	515617000
B16PQ74
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO		Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION
NUMERS. THANK YOU.
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL-
LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100408/
LTN20100408727.p-df
1	Approve the consolidated financial statements of the Company,		Management	For	For	None
the report of the Board of Directors, the report of the Supervisory
Committee and the report of the international Auditor for the YE 31
DEC 2009 be considered and approved, and the Board of
Directors the Board be authorized to prepare the budget of the
Company for year 2010
2	Approve the profit distribution proposal and the declaration and		Management	For	For	None
payment of a final dividend for the year ended 31 December 2009
3	Reappointment of KPMG and KPMG Huazhen as the international		Management	For	For	None
Auditor and domestic Auditor of the Company respectively for the year ending 31 DEC 2010 be considered and approved, and the
Board be authorized to fix the remuneration of the Auditors
S.4.1	Approve the issue of debentures by the Company		Management	For	For	None

S.4.2	Authorize the Board to issue debentures and determine the		Management	For	For	None
specific terms, conditions and other matters of the debentures
S.5.1	Approve the issue of company bonds in the People's Republic of		Management	For	For	None
China
S.5.2	Authorize the Board to issue company bonds and determine the		Management	For	For	None
specific terms, conditions and other matters of the company bonds in the People's Republic of China
S.6	Grant a general mandate to the Board to issue, allot and deal with		Management	For	For	None
additional shares in the Company not exceeding 20% of each of the existing domestic Shares and H Shares as the case may be in issue
S.7	Authorize the Board to increase the registered capital of the		Management	For	For	None
Company and to amend the Articles of Association of the
Company to reflect such increase in the registered capital of the
Company and amend the Article of the Association of the
Company to reflect such increase in the registered capital of the
Company under the general mandate
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	390000	0	12-May-2010	19-May-2010
522362	55P	733600	0	12-May-2010	19-May-2010

Page 188 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

PT ASTRA INTERNATIONAL TBK
Security	Y7117N149		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	26-May-2010
ISIN	ID1000057607		Agenda	702424095 - Management
City	JAKARTA		Holding Recon Date	10-May-2010
Country	Indonesia		Vote Deadline Date	24-May-2010
SEDOL(s)	5818402 - 6291712 - B01DP91		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
1	Approve the annual report and ratification to Company's financial		Management	For	For	None
report for year 2009
2	Approve the profit allocation for year 2009		Management	For	For	None
3	Approve the changing in the composition of Company's Board and		Management	For	For	None
determine their salary, honorarium and allowances
4	Appointment of Public Accountant for year 2010		Management	For	For	None
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246	55P	60000	0	12-May-2010	24-May-2010

Page 189 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

STANDARD BK GROUP LTD

Security	S80605140	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	27-May-2010

ISIN	ZAE000109815	Agenda	702389936 - Management

City	JOHANNESBURG	Holding Recon Date	26-May-2010

Country	South Africa	Vote Deadline Date	20-May-2010

SEDOL(s)	B030GJ7 - B031GN4 - B03VTK2 - B05LC45	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1	Receive the Annual Financial Statements for the YE 31 DEC	Management	For	For	None
2009, including the reports of the Directors and Auditors
2.1	Approve the proposed fees payable to the Non-Executive	Management	For	For	None
Directors for 2010: Chairman of Standard Bank Group as ZAR
3,750,000 per annum
2.2	Approve the proposed fees payable to the Non-Executive	Management	For	For	None
Directors for 2010: Director of Standard Bank Group ZAR 161,000
per annum
2.3	Approve the proposed fees payable to the Non-Executive	Management	For	For	None
Directors for 2010: International Director of Standard Bank Group
GBP 34,650 per annum
2.4	Approve the proposed fees payable to the Non-Executive	Management	For	For	None
Directors for 2010: Group Credit Committee Member ZAR 16,500
per meeting
2.5	Approve the proposed fees payable to the Non-Executive	Management	For	For	None
Directors for 2010: Directors Affairs Committee Chairman ZAR
114,500 per annum Member ZAR 57,000 per annum
2.6	Approve the proposed fees payable to the Non-Executive	Management	For	For	None
Directors for 2010: Group Risk and the Capital Management
Committee Chairman ZAR 455,000 per annum Member ZAR
182,000 per annum
2.7	Approve the proposed fees payable to the Non-Executive	Management	For	For	None
Directors for 2010: Group Remuneration Committee Chairman
ZAR 228,000 per annum Member ZAR 98,000 per annum
2.8	Approve the proposed fees payable to the Non-Executive	Management	For	For	None
Directors for 2010: Group Transformation Committee Chairman
ZAR 145,000 per annum Member ZAR 72,000 per annum
2.9	Approve the proposed fees payable to the Non-Executive	Management	For	For	None
Directors for 2010: Group Audit Committee Chairman ZAR
455,000 per annum Member ZAR 182,000 per annum
2.10	Approve the proposed fees payable to the Non-Executive	Management	For	For	None
Directors for 2010: Ad hoc meeting attendance ZAR 15,250 per meeting
3	Approve the payment by The Standard Bank of South Africa	Management	For	For	None
Limited of an ex gratia award of ZAR 7,500,000 to Derek Edward
Cooper; Group transformation Committee - Chairman - ZAR
145,000 per annum, Member - ZAR 72,000 per annum
4.1	Re-elect Richard Dunne as a Director	Management	For	For	None

4.2	Re-elect Thulani Gcabashe as a Director, who retires in	Management	For	For	None
accordance with the provisions of the Company's Articles of
Association
4.3	Re-elect Saki MaCozoma as a Director, who retires in accordance	Management	For	For	None
with the provisions of the Company's Articles of Association

Page 190 of 350	05-Aug-2010

Vote Summary

4.4	Re-elect Rick MeNell as a Director, who retires in accordance with	Management	For	For	None
the provisions of the Company's Articles of Association
4.5	Re-elect Myles Ruck as a Director, who retires in accordance with	Management	For	For	None
the provisions of the Company's Articles of Association
4.6	Re-elect Fred Phaswana as a Director	Management	For	For	None

4.7	Re-elect Lord Smith of Kelvin KT as a Director, who retires in	Management	For	For	None
accordance with the provisions of the Company's Articles of
Association
5.1	Approve the ordinary shares required for the purpose of carrying	Management	For	For	None
out the terms of the Standard Bank Equity Growth Scheme (the
Equity Growth Scheme), other than those which have specifically been appropriated for the Equity Growth Scheme in terms of
ordinary resolutions duly passed at previous AGM of the
Company, be and are hereby specifically placed under the control of the Directors, who be and are hereby authorized to allot and issue those shares in terms of the Equity Growth Scheme
5.2	Approve the ordinary shares required for the purpose of carrying	Management	For	For	None
out the terms of the Standard Bank Group Share Incentive
Scheme (the Scheme), other than those which have specifically been appropriated for the Scheme in terms of resolutions duly passed at previous AGM of the Company, be and are hereby
specifically placed under the control of the Directors, who be and are hereby authorized to allot and issue those shares in terms of the Scheme
5.3	Approve the unissued ordinary shares in the authorized share	Management	For	For	None
capital of the Company (other than those specifically identified in ordinary resolutions number 5.1 and 5.2) be and are hereby
placed under control of the Directors of the Company who are authorized to allot and issue the ordinary shares at their discretion until the next AGM of the Company, subject to the provisions of the Companies Act, 61 of 1973, as amended, the Banks Act, 94 of
1990, as amended and the Listings Requirements of the JSE
Limited and subject to the a number of ordinary shares able to be allotted and issued in terms of this resolution being limited five percent (5%) of the number of ordinary shares in issue at 31 DEC
2009
5.4	Approve the unissued non-redeemable non-cumulative, non	Management	For	For	None
participating preference shares (non-redeemable preference
shares) in p authorized share capital of the company be and are hereby placed under the control of the Directors of the Company who are authorized to allot and issue the non-redeemable
preference shares at their discretion until the next AGM of the
Company, subject to the provisions of the Companies Act. 61 of
1973, as amended and the Listing Requirements of the JSE
Limited
5.5	Authorize the Directors of the Company, to make payments to	Management	For	For	None
shareholders interims of Section 5.85(b) of the Listings
Requirements of the ISE Limited (the Listings Requirements),
subject to the provisions of the Companies Act, 61 of 1973, as amended (the Companies Act), the Banks Act, 94 of 1990, as
amended and the Listings Requirements, including, amongst
others, the following requirements: (a) payments to shareholders in terms of this resolution shall be made in terms of section 90 of the Companies Act and be made pro rata to all shareholders; (b)
in any one FY payments to shareholders in terms of this resolution shall not exceed a maximum of 20% of the Company's issued
share capital, including reserves but excluding minority interests, and revaluations of assets and intangible assets that are not supported CONTD.

Page 191 of 350	05-Aug-2010

Vote Summary

CONT	CONTD. by a valuation by an independent professional expert	Non-Voting			None
acceptable to the-JSE Limited prepared within the last six months, measured as at the beginning-of such FY and Authority to make payments to shareholders shall be valid-until the next AGM of the
Company or for 15 months from the date of this-resolution
whichever period is the shorter
5.6	Approve, in terms of Schedule 14 of JSE Listings Requirements	Management	For	For	None
and in accordance with Section 222 of the Companies Act, Act 61 of 1973, amended, where applicable that the provisions of the
Standard Bank Equity Growth Scheme are amended as specified
5.7	Approve, in terms of Schedule 14 of the JSE Listings	Management	For	For	None
Requirements and in accordance with Section 222 of the
Companies Act, 61 of 1973, as amended, where applicable that the provisions of the Standard Bank Group Share Incentive
Scheme are amended as specified
S.6.1	Approve to increase the share capital of the Company, from ZAR	Management	For	For	None
193,000,000 divided into 1,750,000,000 ordinary shares of 10 cents each, 8,000,000 6,5% first cumulative preference shares of
ZAR 1 each and 1,000,000 non-redeemable, non-cumulative
preference shares of 1 cent each to ZAR 218,000,000 divided into
2,000,000,000 ordinary shares of 10 cents each, 8,000,000 6,5%
first cumulative preference shares of ZAR 1 each and 1,000,000 non-redeemable, non-cumulative, non-participating preference shares of 1 cent each and that the Memorandum of Association of the Company be amended accordingly
S.6.2	Approve, with effect from the date of this AGM, as a general	Management	For	For	None
approval in terms of Section 85(2) of the Companies Act, 61 of
1973, as amended (the Companies Act), the acquisition by the
Company and, in terms of Section 89 of the Companies Act, the acquisition by any subsidiary of the Company from time to time, of such number of ordinary shares issued by the Company and at
such price and on such other terms and conditions as the
Directors may from time to time determine, subject to the
requirements of the Companies Act, Banks Act, 94 of 1990, as amended and the Listings Requirements of the JSE Limited (the
Listings Requirements), CONTD.
CONT	CONTD. which include, amongst others; any such acquisition will	Non-Voting			None
be-implemented through the order book operated by the trading system of the JSE-Limited and done without any prior
understanding or arrangement between the-Company and the
counterparty reported trades being prohibited ; the-acquisition must be authorized by the Company's Articles of Association; the-
authority is limited to the purchase of the maximum of the 10% of the-Company's issued ordinary share capital in the any one FY,
CONTD.
CONT	CONTD. acquisition must not be the weighted average of the	Non-Voting			None
market value for-the ordinary shares of the Company for the 5 business days immediately-preceding the date of acquisition; at any point in time, the Company may only-appoint one agent to effect any repurchase(s) on the Company's behalf; the-company or its subsidiary may not repurchase securities during a
prohibited-period, unless they have in place a repurchase
programme where the dates and-quantities of securities to be traded during the relevant period are fixed-not subject to any variation and full details of the programme have been-disclosed in an announcement over the SENS prior to the commencement of
the-prohibited period; CONTD.

Page 192 of 350	05-Aug-2010

		Vote Summary

CONT	CONTD. that an announcement containing full details of such		Non-Voting			None
	acquisitions of-shares will be published as soon as the Company
	and/or its subsidiary(ies)-has/have acquired shares constitution,
	on a cumulative basis, 3% of the-number of shares in issue at the
	date of the general meetings at which this-special resolution is
	considered and, if approved, passed, and for each 3% in-
	aggregate of the initial number acquired thereafter; CONTD.
CONT	CONTD. and in the case of an acquisition by a subsidiary of the		Non-Voting			None
	Company, the-authority shall be valid only if: the subsidiary is
	authorized by its-Articles of Association; the shareholders of the
	subsidiary have passed a-special resolution authorizing the
	acquisition and the number of shares to be-acquired, is not more
	that 10% in the aggregate of the number of issued-shares of the
	Company; Authority shall be valid only until the next AGM of-the
	Company or is months from the date on which this resolution is
	passed,-whichever is the earlier
	PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION		Non-Voting			None
	OF TEXT. IF YOU HAVE ALREA-DY SENT IN YOUR VOTES,
	PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU
	DECIDE-TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
	YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212246	55P	33673	0	27-Apr-2010	20-May-2010
212247	55P	31137	0	27-Apr-2010	20-May-2010

Page 193 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

SHUI ON LD LTD

Security	G81151113	Meeting Type		Annual General Meeting
Ticker Symbol		Meeting Date		27-May-2010
ISIN	KYG811511131	Agenda		702411757 - Management
City	WANCHAI	Holding Recon Date		19-May-2010
Country	Cayman Islands	Vote Deadline Date		24-May-2010
SEDOL(s)	B16NHT7 - B17ZL45 - B1KZ5C8	Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN2
0100426755.pdf
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO		Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS.
THANK YOU.
1	Receive and consider the financial statements and the reports of		Management	For	For	None
the Directors and auditor for the YE 31 DEC 2009
2	Declare the final dividend with scrip option for the YE 31 DEC		Management	For	For	None
2009
3.a	Re-election of Mr. Daniel Y. K. Wan as a Director		Management	For	For	None
3.b	Re-election of The Honourable Leung Chun Ying as a Director		Management	For	For	None
3.c	Re-election of Dr. William K. L. Fung as a Director		Management	For	For	None
3.d	Re-election of Professor Gary C. Biddle as a Director		Management	For	For	None
3.e	Re-election of Mr. David J. Shaw as a Director		Management	For	For	None
3.f	Authorize the Board of Directors to fix the Directors' remuneration		Management	For	For	None
4	Re-appoint the Auditor and authorize the Board of Directors to fix		Management	For	For	None
their remuneration
5.A	Authorize the Directors to issue and allot additional shares of the		Management	For	For	None
Company not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution
5.B	Authorize the Directors to repurchase shares of the Company not		Management	For	For	None
exceeding 10% of the aggregate nominal amount of the issued
share capital of the Company at the date of passing this resolution
5.C	Authorize the Directors to issue shares under Resolution No. 5(A)		Management	For	For	None
by the number of shares repurchased under Resolution No. 5(B)
S.6	Amend the Articles of Association of the Company		Management	For	For	None
	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT		Non-Voting			None
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	573000	0	05-May-2010	24-May-2010

Page 194 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

BANK CHINA LTD

Security	Y0698A107	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date		27-May-2010
ISIN	CNE1000001Z5	Agenda	702434806 - Management
City	HONG KONG	Holding Recon Date	26-Apr-2010
Country	China	Vote Deadline Date	24-May-2010
SEDOL(s)	B154564 - B15ZP90 - B15ZV58	Quick Code
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting			None
ID 704544 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE	Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100415/LTN2
0100415262.pdf AN-D
http://www.hkexnews.hk/listedco/listconews/sehk/20100510/LTN2
0100510314.pdf
	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE	Non-Voting			None
OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO
ACTION" VOTE.
1.	Approve the 2009 working report of the Board of Directors of the	Management	For	For	None
bank
2.	Approve the 2009 working report of the Board of Supervisors of	Management	For	For	None
the bank
3.	Approve the 2009 annual financial statements of the bank	Management	For	For	None
4.	Approve the 2009 Profit Distribution Plan of the bank	Management	For	For	None
5.	Approve the 2010 annual budget of the bank	Management	For	For	None
6.	Re-appoint PricewaterhouseCoopers Zhong Tian CPAs Limited	Management	For	For	None
Company and PricewaterhouseCoopers Hong Kong as the Bank's
External Auditors for 2010
7.1	Re-elect Mr. Xiao Gang as an Executive Director of the Bank	Management	For	For	None
7.2	Re-elect Mr. Li Lihui as an Executive Director of the Bank	Management	For	For	None
7.3	Re-elect Mr. Li Zaohang as an Executive Director of the Bank	Management	For	For	None
7.4	Re-elect Mr. Zhou Zaiqun as an Executive Director of the Bank	Management	For	For	None
7.5	Re-elect Mr. Anthony Francis Neoh as an Independent Non-	Management	For	For	None
Executive Director of the Bank
7.6	Re-elect Mr. Huang Shizhong as an Independent Non-Executive	Management	For	For	None
Director of the Bank
7.7	Re-elect Ms. Huang Danhan as an Independent Non-Executive	Management	For	For	None
Director of the Bank
8.1	Election of Mr. Qin Rongsheng as an External Supervisor of the	Management	For	For	None
Bank
8.2	Election of Mr. Bai Jingming as an External Supervisor of the	Management	For	For	None
Bank
9.	Approve the remuneration scheme for the External Supervisors of	Management	For	For	None
the Bank

Page 195 of 350	05-Aug-2010

Vote Summary

S.10	Approve the proposal to amend the Articles of Association of the		Management	For	For	None
Bank
S.11	Approve the proposal in relation to the general mandate on		Management	For	For	None
issuance of new shares of the Bank
8.A.1	Re-elect Mr. Wang Xueqiang as a shareholders' representative		Management	For	For	None
Supervisor of the Bank
8.A.2	Re-elect Mr. Liu Wanming as a shareholders' representative		Management	For	For	None
Supervisor of the Bank
12.	Approve the proposal on adjustments of several items of the		Management	For	For	None
delegation of authorities by the shareholders' meeting to the
Board of Directors of the Bank
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	1634930	0	18-May-2010	24-May-2010
212247	55P	707890	0	18-May-2010	24-May-2010

Page 196 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

CHINA OILFIELD SVCS LTD

Security	Y15002101	Meeting Type		Annual General Meeting

Ticker Symbol	Meeting Date			28-May-2010

ISIN	CNE1000002P4	Agenda		702419082 - Management

City	BEIJING	Holding Recon Date		06-May-2010

Country	China	Vote Deadline Date		18-May-2010

SEDOL(s)	6560995 - 7623507 - B01XKQ3	Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL-
LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100423/
LTN20100423865.p-df
1	Receive the audited financial statements and the report of	the	Management	For	For	None
Auditor for the YE 31 DEC 2009
2	Receive the proposed profit distribution and annual dividend for		Management	For	For	None
the YE 31 DEC 2009
3	Receive the report of the Directors of the Company for the	YE 31	Management	For	For	None
DEC 2009
4	Receive the report of the Supervisory Committee of the		Management	For	For	None
Company for the YE 31 DEC 2009
5	Approve the performance evaluation of 2008 and 2009 of	the	Management	For	For	None
Stock Appreciation Rights Scheme of the Company
6	Re-appointment of Ernst & Young Hua Ming and Ernst & Young		Management	For	For	None
as the domestic and international auditors of the Company for the year 2010 and to authorize the Board of Directors to fix the remuneration thereof
7	Re-election Mr. Wu Mengei as a Non-Executive Director of the		Management	For	For	None
Company with immediate effect
8	Election of Mr, Fong Wo, Felix as an independent Non-Executive		Management	For	For	None
Director of the Company with immediate effect
9	Election of Mr. Chen Quansheng as an independent Non-		Management	For	For	None
Executive Director of the Company with immediate effect
10	Election of Ms. An Xuefen as a Supervisor of the Company with		Management	For	For	None
immediate effect
S.11	Authorize the Directors of the Company, subject to this resolution		Management	For	For	None
and subject to all applicable laws, rules and regulations and/or requirements of the governmental or regulatory body of securities in the People's Republic of China the PRC , The Stock Exchange
of Hong Kong Limited the Stock Exchange or of any other
governmental or regulatory body, to exercise, whether by a single exercise or otherwise, all the powers of the Company to allot, issue and deal with the overseas listed foreign shares H Shares during the relevant period as specified in this resolution ; the aggregate nominal amount of the H Shares which are authorized to be allotted by the directors of the Company pursuant to the approve this resolution shall not exceed 20% of the aggregate nominal amount of the H Shares of the Company CONT

Page 197 of 350	05-Aug-2010

Vote Summary

CONT	CONT in issued as at the date of passing this resolution, and the		Non-Voting			None
said-approval shall be limited accordingly; and the authority granted this-resolution shall be conditional upon the approvals of any regulatory-authorities as required by the laws, rules and regulations of the PRC being-obtained by the Company; Authority expires the earlier of this resolution-until the conclusion of the next
AGM of the Company within which the next AGM-of the Company
is required by law or the Company's Articles of Association to-be
held ; subject to the approval of all relevant governmental
authorities in-the PRC for the issue and allotment of and dealing in such H Shares being-granted, authorize the Directors of the
Company to make such corresponding-amendments to the
Articles of Association the Articles of the Company as-CONT
CONT	CONT it thinks fit so as to change the registered capital of the		Non-Voting			None
Company and-to reflect the new capital structure of the Company upon the exercise of the-authority to allot, issue and deal in H
Shares as conferred this resolution;-and file the amended Articles with the relevant governmental authorities of-the PRC of the
Company
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212251	55P	100555	0	10-May-2010	18-May-2010

Page 198 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

GUANGZHOU R F PPTYS CO LTD

Security	Y2933F115	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		28-May-2010

ISIN	CNE100000569	Agenda	702423106 - Management

City	GUANGZHOU	Holding Recon Date	28-Apr-2010

Country	China	Vote Deadline Date	25-May-2010

SEDOL(s)	B19H8Y8 - B1FN0K0 - B1FP2Q6	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO	Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE
RESOLUTIONS. THANK YOU.
1	Approve the report of Board of Directors [the "Board"] for the YE	Management	For	For	None
31 DEC 2009
2	Approve the report of the Supervisory Committee of the Company	Management	For	For	None
for the YE 31 DEC 2009
3	Approve the audited financial statements and the report of	Management	For	For	None
Auditors for the YE 31 DEC 2009
4	Declare a final dividend for the YE 31 DEC 2009 of RMB 0.36 per	Management	For	For	None
share
5	Re-appoint PricewaterhouseCoopers as the Auditors of the	Management	For	For	None
Company, and authorize the Board to fix the remuneration of the
Auditors
6	Authorize the Board to decide on matters relating to the payment	Management	For	For	None
of interim dividend for the six months ended 30 JUN 2010
7.A	Re-appointment of Ms. Zhang Lin as a Company's Non-Executive	Management	For	For	None
Director, and authorize the Board to fix the remuneration of the
Director
8.A	Re-appoint Ms. Liang Yingmei as theCompany's Supervisor, and	Management	For	For	None
authorize the Board to fix the remuneration of the Supervisor
8.B	Re-appoint Mr. Zheng Ercheng as the Company's Supervisor, and	Management	For	For	None
authorize the Board to fix the remuneration of the supervisor
S.9.A	Approve the Company to extend guarantee up to an amount of	Management	For	For	None
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: total external guarantees
[including guarantees to subsidiaries] of the Company and its subsidiaries exceed 50% of the latest audited net assets value;
S.9.B	Approve the Company to extend guarantee up to an amount of	Management	For	For	None
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: total external guarantees
[including guarantees to subsidiaries] exceed 30% of the latest audited total assets value;
S.9.C	Approve the Company to extend guarantee up to an amount of	Management	For	For	None
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: the gearing ratio of the subsidiary for which guarantee is to be provided is over 70%; or

Page 199 of 350	05-Aug-2010

Vote Summary

S.9.D	Approve the Company to extend guarantee up to an amount of		Management	For	For	None
RMB25 billion in aggregate on behalf of the Company's
subsidiaries subject to the relevant provisions of the Articles of
Association of the Company and under: the guarantee to be
provided to a subsidiary exceed 10% of the Company's latest
audited net assets value
S.10	Approve the guarantees extended in 2009 pursuant to the		Management	For	For	None
ordinary resolution no. 9 of 2008 AGM
S.11	Approve the joint development with third party companies in the		Management	For	For	None
Asian Games City Project and authorized the Board to sign the related documents
S.12	Approve the extension of the approval by the shareholders in the		Management	For	For	None
Company's extraordinary general meeting held on 18 JUN 2007
relating to the proposed A shares issue for 12 months from date of passing of this special resolution
S.13	Authorize the Board to amend the use of proceeds from the		Management	For	For	None
Proposed A Share Issue
S.14	Authorize the Board to issue, allot and deal in additional shares in		Management	For	For	None
the capital of the Company and to execute all such relevant
documents and to make the necessary amendments to the
Articles of Association as the Board thinks fit
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	183600	0	12-May-2010	25-May-2010

Page 200 of 350	05-Aug-2010

Vote Summary

GUANGZHOU R F PPTYS CO LTD
Security	Y2933F115	Meeting Type	Class Meeting
Ticker Symbol		Meeting Date	28-May-2010
ISIN	CNE100000569	Agenda	702423269 - Management
City	GUANGZHOU	Holding Recon Date	28-Apr-2010
Country	China	Vote Deadline Date	25-May-2010
SEDOL(s)	B19H8Y8 - B1FN0K0 - B1FP2Q6	Quick Code

Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation

CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO			Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' FOR-THE RESOLUTION".
THANK YOU.
S.1	Approve the effective period for the approval for the proposed A			Management	For	For	None
Share Issue be extended until the expiration of a period of 12 months from the date of passing of this resolution
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362		55P	183600	0	12-May-2010	25-May-2010

Page 201 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

DR. REDDY'S LABORATORIES LIMITED
Security	256135203		Meeting Type	Special
Ticker Symbol	RDY		Meeting Date	28-May-2010
ISIN	US2561352038		Agenda	933275845 - Management
City			Holding Recon Date	30-Apr-2010
Country	United States		Vote Deadline Date	21-May-2010
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
01	APPROVAL OF THE SCHEME OF ARRANGEMENT BETWEEN		Management	For	For	None
DR. REDDY'S LABORATORIES LIMITED AND ITS MEMBERS
FOR ISSUANCE OF UNSECURED, REDEEMABLE, NON-
CONVERTIBLE, FULLY PAID-UP BONUS DEBENTURES OF
RS. 5/- EACH IN THE RATIO OF 6 DEBENTURES FOR EVERY
1 EQUITY SHARE HELD, BY RESTRUCTURING THE GENERAL
RESERVE OF THE COMPANY PURSUANT TO SECTIONS 391
TO 394 AND OTHER RELEVANT PROVISIONS.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
000212246	93I	2354	0	12-May-2010	12-May-2010

Page 202 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

HUNAN NONFERROUS METALS CORPORATION LTD

Security	Y3767E109	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		31-May-2010

ISIN	CNE1000003F3	Agenda	702315486 - Management

City	HUNAN	Holding Recon Date	29-Apr-2010

Country	China	Vote Deadline Date	26-May-2010

SEDOL(s)	B0ZSH52 - B128MM4 - B1CP195	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO	Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE
RESOLUTIONS. THANK YOU.
1	Approve the report of the Board of the Company for the year 2009	Management	For	For	None

2	Approve the report of the Supervisory Committee of the Company	Management	For	For	None
for the year 2009
3	Approve the audited financial statements of the Company for the	Management	For	For	None
year 2009
4	Appointment of International and Domestic Auditors of the	Management	For	For	None
Company and
5	Authorize the Board of Directors the Board of the Company an	Management	For	For	None
unconditional general mandate to allot, issue and deal with new
Domestic Shares Domestic Shares and overseas listed Foreign
Shares H Shares : subject to Resolutions Numbered 5.3 and 5.4 and pursuant to the Company Law the Company Law of the
People's Republic of China the PRC and the Rules governing the
Listing of Securities on the Stock Exchange of Hong Kong Limited
the Listing Rules as amended from time to time , the exercise by the Board of all the powers of the Company granted by the
general and unconditional mandate to allot, issue and deal with shares during the relevant period as specified and to determine the terms and conditions for the allotment and issue of new shares including the following terms: 1) class and number of new shares to be issued; 2) price determination CONTD.
-	CONTD. method of new shares and/or issue price including price	Non-Voting			None
range ; 3)-the starting and closing dates for the issue; and 4) the making or granting-of offers, agreements and options which might require the exercise of such-powers; the approval in resolution numbered 5.1 shall authorize the Board-during the relevant period to make or grant offers, agreements and options-which would or might require the exercise of such powers after the end of the-
relevant period; the aggregate nominal amount of new domestic shares and new-H shares allotted, issued and dealt with or agreed conditionally or-unconditionally to be allotted, issued and dealt with whether pursuant to an-option or otherwise by the Board pursuant to the approval in Resolution-Numbered 5.1, other than pursuant to issue of shares by conversion of the-surplus reserve into CONTD.

Page 203 of 350	05-Aug-2010

Vote Summary

-	CONTD. share capital in accordance with the Company Law of		Non-Voting			None
the PRC and the-Articles of Association of the Company, shall not exceed 20% of each class of-the existing domestic shares and H shares; in exercising the powers granted-under resolution
numbered 5.1, the Board must 1) comply with the Company Law-
of the PRC and other applicable laws and regulations as
amended from time to-time ; and 2) obtain approval from the
China Securities Regulatory Commission-and other relevant PRC government departments Authority expires the earlier-of the
conclusion of the next general meeting of the Company or 12
months-;CONTD.
-	CONTD. authorize the Board, subject to the approval of the		Non-Voting			None
relevant-authorities of the PRC and in accordance with the
Company Law of the PRC, to-increase the registered share capital of the Company to the required amount-upon the exercise of the powers pursuant to resolution numbered 5.1 above; to-sign the necessary documents, complete the necessary formalities and
take-other necessary steps to complete the allotment and issue and listing of new-shares, provided the same do not violate the relevant laws, administrative-regulations, listing rules of the relevant Stock Exchange and the Articles of-Association; subject to the approval of the relevant PRC authorities, to make-
appropriate and necessary amendments to the articles of
association after-completion of the allotment and issue of new shares to reflect the-alternative in the share capital structure and registered capital of the-Company pursuant to the exercise of this mandate
6	Other matters, if any		Management	For	Against	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	238000	0	31-Mar-2010	26-May-2010

Page 204 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

BANCO DO BRASIL SA BB BRASIL, BRASILIA

Security	P11427112		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	31-May-2010

ISIN	BRBBASACNOR3		Agenda	702424603 - Management

City	BRASILIA		Holding Recon Date	27-May-2010

Country	Brazil		Vote Deadline Date	25-May-2010

SEDOL(s)	2073981 - 2328595 - B29ML07		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
1.	Approve the protocol and justification of merger of Banco Popular		Management	For	For	None
Do Brasil S.A., which is the Company being merged, into Banco
Do Brasil S.A which is the company conducting the merger
2.	Approve and ratify the appointment of KPMG Auditors		Management	For	For	None
Independentes, with corporate taxpayer ID number
57.755.217.0001.29 ,with its headquarters at RUA Dr. Renato
Paes De Barros, 33, 17th floo r, Itaim Bibi, Sao Paulo, as
responsible for the evaluation report of the book shareholder equity of the Company being merged
3.	Approve the evaluation report mentioned in the previous item		Management	For	For	None

4.	Approve and declare effective the corporate merger of Banco		Management	For	For	None
Popular Do Brasil S.A. into Banco Do Brasil S.A. in accordance with the terms of the protocol and justification of merger, as well as to authorize the management of Banco Do Brasil S.A to do all the complementary acts necessary for the mentioned merger
5.	Approve the transfer of the shareholder equity from the Company		Management	For	For	None
being merged to the Company carrying out the merger, in
accordance with the terms of the protocol and justification of merger
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244253	55P	20500	0	12-May-2010	25-May-2010

Page 205 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

CIA DE CONCESSOES RODOVIARIAS

Security	P1413U105		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	31-May-2010

ISIN	BRCCROACNOR2		Agenda	702434969 - Management

City	TBD		Holding Recon Date	27-May-2010

Country	Brazil		Vote Deadline Date	25-May-2010

SEDOL(s)	2840970 - B06M3P5		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve to discuss and decide regarding the proposal of the		Management	For	For	None
merger, by the Company, of its subsidiary A Ctua Servicos
Campatilhados Ltda., from here onward Actua Servicos, in
accordance with the terms of the private instrument of protocol and justification of merger of Actua Servicos Compartilhados Ltda into Companhia De Concessoes Rodoviarias, signed on 13 MAY
2010, by the Managers of the Companies involved, from here
onward the protocol and justification
2	Ratify the appointment of the specialized company previously		Management	For	For	None
hired by the Management of the Companies involved to proceed with the evaluation of the net worth to be merged into the
Company
3	Approve to examine and decide regarding the valuation report		Management	For	For	None
prepared by t he specialized Company
4	Approve the transaction of the merger of Actua Servicos		Management	For	For	None
Compartilhados Ltda. into the Company
5	Approve to discuss and decide regarding the change of the		Management	For	For	None
address of the branch of the Company
6	Election of Mr. Mauro Martin Costa as an alternate Member of the		Management	For	For	None
Board of Directors of the Company to replace Ms. Rosa Evang
Elina Marcondes Penido Dalla Vecchi A, elected to the Board of
Director s of the Company at the AGM of shareholders held on 28
APR 2010, because of her resignation from said position
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	61100	0	18-May-2010	25-May-2010

Page 206 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

CHINA NATL MATLS CO LTD

Security	Y15048104	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		01-Jun-2010

ISIN	CNE100000874	Agenda	702372563 - Management

City	BEIJING	Holding Recon Date	30-Apr-2010

Country	China	Vote Deadline Date	21-May-2010

SEDOL(s)	B29MX56 - B2N68H1	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO	Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION
NUMERS. THANK YOU.
1	Approve the report of the Board of Directors of the Company for	Management	For	For	None
the YE 31 DEC 2009
2	Approve the report of the Supervisory Committee of the Company	Management	For	For	None
for the YE 31 DEC 2009
3	Approve the audited financial statements of the Company for the	Management	For	For	None
YE 31 DEC 2009
4	Approve the profit distribution proposal of the Company, namely,	Management	For	For	None
the proposal for distribution of a final dividend of RMB 0.025 per share tax inclusive in an aggregate amount of RMB 89,286,600 for the YE 31 DEC 2009, and to authorize the Chairman of the
Board of Directors of the Company to implement the aforesaid distribution
S.5	Amend the Articles of Association of the Company (the "Articles of	Management	For	For	None
Association") and authorize any Executive Director of the
Company to sign or execute such other documents on behalf of the Company and to do all such things and take all such actions as he may consider necessary or desirable for the purpose of the proposed amendments to the Articles of Association as he may consider necessary, desirable or expedient; and amend, the
existing Article 60 Paragraph 2, the existing Article 119 Paragraph
1, the existing Article 120 Paragraph 1, the existing Article 148
Paragraph 2, the existing Article 165 (2), the existing Article 166
Paragraph 2, the existing Article 168 and the existing Article 170
Paragraph 2
S.6	Approve a general mandate to the Board of Directors of the	Management	For	For	None
Company to issue, allot and deal with additional Unlisted Shares not exceeding 20% of the Unlisted Shares in issue; and additional
H Shares not exceeding 20% of the H Shares in issue, and to
authorize the Board of Directors to make such corresponding
amendments to the Articles of Association as it think fit so as to reflect the new capital structure upon the allotment and issue of the shares: subject to this resolution and in accordance with the relevant requirements of the Rules Governing the Listing of
Securities the 'Hong Kong Listing Rules' on The Stock Exchange
of Hong Kong Limited the 'Hong Kong Stock Exchange' , the
Articles of Association and the applicable laws and regulations of the PRC, to allot, issue and deal with, either separately or
CONTD.

Page 207 of 350	05-Aug-2010

Vote Summary

CONT		CONTD. concurrently, additional Unlisted Shares and H Shares of	Non-Voting			None
the Company-and to make or grant offers, agreements, options and rights of exchange or-conversion of shares which might
require the exercise of such powers; and to-make or grant offers, agreements, options and rights of exchange or-conversion of
shares which might require the exercise of such powers after-the end of the Relevant Period; each of the aggregate nominal
amounts of-Unlisted Shares and H Shares allotted, issued and dealt with or agreed-conditionally or unconditionally to be allotted, issued and dealt with-whether pursuant to an option or otherwise by the Board of Directors-pursuant shall not exceed 20% of each of the aggregate nominal amounts of-Unlisted Shares and H
Shares of the Company, respectively, in issue at the-date of passing this resolution, CONTD.
CONT		CONTD. otherwise than pursuant to a rights issue; or any scrip	Non-Voting			None
dividend or-similar arrangement providing for allotment of shares in lieu of the whole or-part of a dividend on shares of the
Company, in accordance with the relevant-requirements of the
Hong Kong Listing Rules, the Articles of Association and-the
	applicable laws and regulations of the PRC;	Authority expires the-
earlier of the conclusion of the next AGM of the Company or the expiration of-the period within which the next AGM is to be held by law ; and the Board of-Directors to make corresponding
amendments to the Articles of Association as-it thinks fit so as to reflect the new capital structure upon the allotment-or issue of shares as provided in this resolution
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	190000	0	26-Apr-2010	21-May-2010

Page 208 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

LUPATECH SA, CAXIAS DO SUL

Security	P64028130	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	Meeting Date		02-Jun-2010

ISIN	BRLUPAACNOR8	Agenda	702419664 - Management

City	CAXIAS DO SUL	Holding Recon Date	27-May-2010

Country	Brazil	Vote Deadline Date	25-May-2010

SEDOL(s)	B14TFV5 - B2R03N0	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN	Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
a	Approve the reference to the Company branches in the Corporate Management		For	For	None
Bylaws
b	Approve the broadening of the Corporate purpose of the	Management	For	For	None
company, in order to precisely and completely describe the area of business activity conducted by Lupatech
c	Approve the adaptation of the share capital and of the quantity of	Management	For	For	None
shares of the Company due to the cancellation of 6,113 shares in treasury
d	Approve to change of the deadline in advance of a general	Management	For	For	None
meeting for presentation of the documentation by the
shareholders to 1 hour before the meeting, respecting the rules of the online meeting system, in which the Company is a participant
e	Approve to reduce the term in office of the Board of Directors and	Management	For	For	None
of the Executive Committee to 1 year, with the consequent
amendment of Article 16 of the Corporate Bylaws, for the purpose of adapting it to the practice of the Company
f	Approve the prohibition against making loans to related parties,	Management	For	For	None
except to Companies controlled by the Company
g	Approve the reformulation of Paragraph 11 of Article 52 of the	Management	For	For	None
Corporate By Laws of the Company, which covers the poison pill, excluding the obligation for a public tender offer when 20% of the share capital is reached through conversion of debentures
h	Approve the consolidation of the Corporate Bylaws of the	Management	For	For	None
Company to reflect the changes contained in items A, B, C, D, E,
F, and G above
	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE	Non-Voting			None
IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.

Page 209 of 350	05-Aug-2010

		Vote Summary

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares
522021	55P	11400	0	10-May-2010	12-May-2010

Page 210 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

AGILE PROPERTY HOLDINGS LTD

Security	G01198103		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	03-Jun-2010
ISIN	KYG011981035		Agenda	702405095 - Management
City	HONG KONG		Holding Recon Date	28-May-2010
Country	Cayman Islands		Vote Deadline Date	31-May-2010
SEDOL(s)	B0PR2F4 - B0TRT93 - B0YPGN5		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO		Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL THE
RESOLUTIONS. THANK YOU.
1	Received and approve the audited financial statements of the		Management	For	For	None
Company and its subsidiaries for the YE 31 DEC 2009 together with the Directors' report and the Auditor's report thereon
2.1	Re-elect Mr. Chan Cheuk Hung as a Director		Management	For	For	None
2.2	Re-elect Mr. Chan Cheuk Nam as a Director		Management	For	For	None
2.3	Re-elect Mr. Cheung Wing Yui as a Director		Management	For	For	None
2.4	Authorize the Remuneration Committee to fix the remuneration of		Management	For	For	None
the Executive Directors
3	Approve the payment of remuneration to each of the Independent		Management	For	For	None
Non-executive Directors
4	Declare a final dividend for the YE 31 DEC 2009		Management	For	For	None
5	Re-appoint PricewaterhouseCoopers as the Auditors of the		Management	For	For	None
Company and authorize the Directors to fix their remuneration
6.A	Authorize the Directors to repurchase shares of the Company		Management	For	For	None
6.B	Approve to give a general mandate to the Directors to issue		Management	For	For	None
shares of the Company
6.C	Approve the nominal amount of the shares repurchased under		Management	For	For	None
Resolution 6.A. to the mandate granted to the Directors under resolution 6.B
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2
0100429418.pdf
	Transact any other business		Non-Voting			None
	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT		Non-Voting			None
OF NON-NUMBERED AND NON-VOT-ABLE RESOLUTION. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN-THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK Y-OU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	226400	0	03-May-2010	31-May-2010

Page 211 of 350	05-Aug-2010

Vote Summary

AGILE PROPERTY HOLDINGS LTD

Security	G01198103	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	03-Jun-2010

ISIN	KYG011981035	Agenda	702434109 - Management

City	HONG KONG	Holding Recon Date	28-May-2010

Country	Cayman Islands	Vote Deadline Date	31-May-2010

SEDOL(s)	B0PR2F4 - B0TRT93 - B0YPGN5	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE	Non-Voting			None
OF "ABSTAIN" WILL BE TREATED T-HE SAME AS A "TAKE NO
ACTION" VOTE.
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE	Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100513/LTN2
0100513005.pdf
1.	Approve the provision of the (i) market customary indemnities (the	Management	For	For	None
"2010 Notes Indemnity") granted by the Company and the
subsidiary guarantors named therein in the purchase agreement
(the "Purchase Agreement") dated 21 APR 2010 entered into,
among others, the Company, Merrill Lynch International, Morgan
Stanley & Co International plc ("Morgan Stanley"), Deutsche Bank
AG, Singapore Branch and Standard Chartered Bank, in relation to the issue of the 8.875% senior notes due 2017 in the aggregate principal amount of USD 650,000,000 (the "2010 Notes") in favor of and for the benefit of Morgan Stanley, or any of its affiliates and their respective Officers, Directors, employees and agents (the
"Indemnified Persons") whereby the Company and the subsidiary guarantors named therein in the Purchase Agreement will
indemnify and hold harmless each of the Indemnified Persons, from and against any and all losses, claims, damages and
liabilities (including, without limitation, any legal or other expenses reasonably incurred in connection with defending or investigating any such action or claim) caused by any untrue statement or
alleged untrue statement of a material fact contained in the documents set out under the Purchase Agreement or whatsoever as set out in the Purchase Agreement; and (ii) market customary indemnities (the "Consent Solicitation Indemnity") granted by the
Company and the subsidiary guarantors named therein in the
solicitation agent agreement (the "Solicitation Agent Agreement")
dated 22 APR 2010 entered into, among others, the Company,
Morgan Stanley and the subsidiary guarantors named therein in relation to the solicitation of consents from the holders of the 10%
senior notes due 2016 in the aggregate principal amount of USD
300,000,000 to certain amendments to the indenture dated 12
NOV 2009 as amended among the Company, the subsidiary
guarantors signatory thereto, and HSBC Bank USA, National
Association, as trustee, in favor of and for the benefit of each of the Indemnified Persons, pursuant to which the Company and the subsidiary guarantors named therein in the Solicitation Agent
Agreement will indemnify, defend and hold harmless each of the
Indemnified Persons from and against any losses, claims,
damages, liabilities and expenses or whatsoever as set out in the
Solicitation Agent Agreement, and will reimburse each of the
Indemnified Persons for all expenses reasonably incurred

Page 212 of 350	05-Aug-2010

		Vote Summary

(including reasonable fees and expenses of counsel) as they are incurred in connection with investigating, preparing, pursuing or defending any losses, claims, damages, liabilities, expenses, action, suit, investigation or proceeding (whether or not pending or threatened and whether or not any Indemnified Persons is a
party), under the terms of the Solicitation Agent Agreement, are in the interests of the Company and the Shareholders as a whole, and the terms of the 2010 Notes Indemnity and the Consent
Solicitation Indemnity are on normal commercial terms and are fair and reasonable and that in accordance to Chapter 14A of the
Listing Rules of the Stock Exchange, the 2010 Notes Indemnity
and the Consent Solicitation Indemnity are authorized and
approved in all respects; and authorize each of the Directors of the Company (the "Directors" and each a "Director") and the
Company secretary, and such other persons by any of them, in connection with the actions contemplated by the foregoing
resolution to do such further acts and things as any Director or the company secretary or such other person shall deem necessary or appropriate in connection with, or to carry out the actions
contemplated by, the foregoing resolution, including to do and perform (or cause to be done and performed), in the name and on behalf of the Company, all such acts and to make, execute,
deliver, issue or file (or cause to be made, executed, delivered or filed) with any person including any governmental authority or agency, all such agreements, documents, instruments,
certificates, consents and waivers, and all amendments to any such agreements, documents, instruments or certificates, and to pay, or cause to be paid, all such payments, as any of them may deem necessary or advisable to carry out the intent of the
foregoing resolution, the authority for the taking of any such action and the execution and delivery of such of the foregoing to be conclusively evidenced by the performance thereby
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

522362	55P	226400	0	18-May-2010	31-May-2010

Page 213 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

CHINA LIFE INS CO LTD

Security	Y1477R204		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	04-Jun-2010
ISIN	CNE1000002L3		Agenda	702426518 - Management
City	GUANGDONG		Holding Recon Date	03-May-2010
Country	China		Vote Deadline Date	26-May-2010
SEDOL(s)	6718976 - B02W3K4 - B06KKF8		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN2
0100416303.pdf
1	Approve the report of the Board of Directors of the Company for		Management	For	For	None
the Year 2009
2	Approve the report of the Supervisory Committee of the Company		Management	For	For	None
for the Year 2009
3	Approve the audited financial statements of the Company and the		Management	For	For	None
Auditor's Report for the YE 31 DEC 2009
4	Approve the Profit Distribution and Cash Dividend Distribution		Management	For	For	None
Plan of the Company for the Year 2009
5	Re-appoint PricewaterhouseCoopers Zhong Tian Certified Public		Management	For	For	None
Accountants Limited Company and PricewaterhouseCoopers,
respectively, as the PRC Auditor and International Auditor of the
Company for the year 2010 and to authorize the Board of
Directors to determine their remuneration
6	Appointment of Mr. Anthony Francis Neoh as an Independent		Management	For	For	None
Nonexecutive Director of the Company
7	Approve the renewal of liability insurance for the Directors and		Management	For	For	None
Senior Management officers of the Company
S.8	Amend the Articles of Association		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	210000	0	13-May-2010	26-May-2010
212247	55P	165960	0	13-May-2010	26-May-2010

Page 214 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

NOVOLIPETSK STEEL OJSC NLMK, LIPETSK

Security	67011E204	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date		04-Jun-2010
ISIN	US67011E2046	Agenda	702453793 - Management
City	TBA	Holding Recon Date	21-May-2010
Country	Russian Federation	Vote Deadline Date	20-May-2010
SEDOL(s)	B0RTNX3 - B0TBDR1 - B1FFRD8 - B50LHL7	Quick Code
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1.1	Approve the Company's 2009 annual report, annual financial	Management	For	For	None
statements, and distribution of profit for 2009 FY
1.2	Approve the final dividend for the year 2009 of 0.22 rubles per	Management	For	For	None
ordinary share
	PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS	Non-Voting			None
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
2.1	Election of Oleg Vladimirovich BAGRIN as a Member of the Board	Management	For	For	None
of Directors of OJSC NLMK
2.2	Election of Bruno BOLFO as a Member of the Board of Directors	Management	For	For	None
of OJSC NLMK
2.3	Election of Nikolay Alexeevich GAGARIN as a Member of the	Management	For	For	None
Board of Directors of OJSC NLMK
2.4	Election of Karl DOERING as a Member of the Board of Directors	Management	For	For	None
of OJSC NLMK
2.5	Election of Vladimir Sergeevich LISIN as a Member of the Board	Management	For	For	None
of Directors of OJSC NLMK
2.6	Election of Randolph REYNOLDS as a Member of the Board of	Management	For	For	None
Directors of OJSC NLMK
2.7	Election of Karen Robertovich SARKISOV as a Member of the	Management	For	For	None
Board of Directors of OJSC NLMK
2.8	Election of Vladimir Nikolayevich SKOROKHODOV as a Member	Management	For	For	None
of the Board of Directors of OJSC NLMK
2.9	Election of Igor Petrovich FYODOROV as a Member of the Board	Management	For	For	None
of Directors of OJSC NLMK
3.	Election of Alexey Alexeevich LAPSHIN as the President of the	Management	For	For	None
Company (Chairman of the Management Board)
4.1	Election of Liudmila Vladimirovna KLADIENKO as a Member to	Management	For	For	None
the Company's Internal Audit Commission
4.2	Election of Valery Serafimovich KULIKOV as a Member to the	Management	For	For	None
Company's Internal Audit Commission
4.3	Election of Sergey Ivanovich NESMEYANOV as a Member to the	Management	For	For	None
Company's Internal Audit Commission
4.4	Election of Larisa Mikhailovna OVSIANNIKOVA as a Member to	Management	For	For	None
the Company's Internal Audit Commission
4.5	Election of Galina Ivanovna SHIPILOVA as a Member to the	Management	For	For	None
Company's Internal Audit Commission
5.1	Approve ZAO 'PricewaterhouseCoopers Audit' as the Auditor of	Management	For	For	None
OJSC 'NLMK'

Page 215 of 350	05-Aug-2010

Vote Summary

5.2	Appoint ZAO 'PricewaterhouseCoopers Audit' to audit NLMK			Management	For	For	None
financial statements according to the US GAAP
6.1	Approve the revised version of the Charter of OJSC 'NLMK'			Management	For	For	None
6.2	Approve the revised version of the Regulations on the procedures			Management	For	For	None
for holding general meeting of shareholders (GMS)
7.1	Approve the coking coal supply agreement between OJSC 'NLMK'			Management	For	For	None
(the Buyer) and 'Duferco SA'/Switzerland/(the Supplier)
7.2	Approve the iron ore supply agreement between OJSC 'NLMK'			Management	For	For	None
(the Buyer) and its subsidiary OJSC 'Stoilensky GOK' (the
Supplier)
8.	Approve the payment of remuneration to the Members of the			Management	For	For	None
Board of Directors
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212248		55P	19951	0	27-May-2010	27-May-2010

Page 216 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

WIPRO LIMITED

Security	97651M109		Meeting Type	Special
Ticker Symbol	WIT		Meeting Date	04-Jun-2010
ISIN	US97651M1099		Agenda	933278586 - Management
City			Holding Recon Date	05-May-2010
Country	United States		Vote Deadline Date	28-May-2010
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

O1	ORDINARY RESOLUTION UNDER SECTION 16 AND 94 OF		Management	For	For	None
THE COMPANIES ACT, 1956 FOR INCREASE OF
AUTHORISED SHARE CAPITAL AND ALTERATION OF THE
MEMORANDUM OF ASSOCIATION (MOA) OF THE COMPANY
BY ALTERING CLAUSE 5 OF THE MOA
S2	SPECIAL RESOLUTION UNDER SECTION 31 OF THE		Management	For	For	None
COMPANIES ACT, 1956 FOR ALTERATION OF ARTICLE 4 AND
ARTICLE 152 OF ARTICLES OF ASSOCIATION OF THE
COMPANY
O3	ORDINARY RESOLUTION FOR ISSUE OF BONUS SHARES TO		Management	For	For	None
THE SHAREHOLDERS BY CAPITALIZING A PART OF THE
AMOUNT STANDING TO THE CREDIT OF SECURITIES
PREMIUM ACCOUNT
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

000212246	93I	4973	0	13-May-2010	13-May-2010

Page 217 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

CHINA MOLYBDENUM CO LTD, HENAN PROVINCE

Security	Y1503Z105	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		06-Jun-2010

ISIN	CNE100000114	Agenda	702421570 - Management

City	HENAN PROVINCE	Holding Recon Date	05-May-2010

Country	China	Vote Deadline Date	27-May-2010

SEDOL(s)	B1VRCG6 - B1WKSM2 - B1XDBG5	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1.	Receive the report of the Board of Directors of the Company for	Management	For	For	None
the YE 31 DEC 2009
2.	Receive the report of the Supervisory Committee of the Company	Management	For	For	None
for the YE 31 DEC 2009
3.	Receive the audited consolidated financial statements and the	Management	For	For	None
Auditor's report of the Company for the YE 31 DEC 2009
4.	Approve the profit distribution plan and the recommendation for	Management	For	For	None
the payment of the final dividend of the Company for the YE 31
DEC 2009
5.	Approve the authorization of the Board to deal with all matters in	Management	For	For	None
relation to the Company's distribution of interim dividend for the year 2010 in its absolute discretion (including, but not limited to, determining whether to distribute interim dividend for the year
2010)
6.	Re-appointment of Deloitte Touche Tohmatsu CPA ltd. and	Management	For	For	None
Deloitte Touche Tohmatsu, certified public accountants, as the
Company's domestic and overseas Auditors respectively for the year 2010, to hold office until the conclusion of the next AGM and to authorize the Board to determine their remuneration
7.	Other business	Management	For	Against	None

S.8	Authorize the Board to fix the remuneration of the Directors and	Management	For	For	None
the Supervisors of the Company for the year 2010
S.9	Authorize the board of Directors, for the purpose of increasing the	Management	For	For	None
flexibility and efficiency in the Company's operation, to give a general mandate to the Board (or the Directors of the Company
(the Directors) authorised by the Board), to issue, allot and deal with additional domestic shares (the Domestic Shares) of RMB
0.20 each in the share capital of the Company not exceeding 20%
of the Domestic Shares in issue on the date of passing of this special resolution and additional H shares (the H Shares) of RMB
0.20 each in the share capital of the Company not exceeding 20%
of the H Shares in issue on the date of passing of this special resolution and authorize the Board to make corresponding
amendments to the Articles of Association of the Company as it
thinks fit so as to reflect the new share capital structure upon the allotment or issuance of shares: that: A) (a) subject to paragraphs
(c) and (d) and in accordance with the relevant requirements of the Rules Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited (the Stock Exchange) (the Listing
Rules), the Articles of Association of the Company and the
applicable laws and regulations of the People's Republic of China
(the PRC), as amended from time to time, the exercise by the
Board during the Relevant Period of all the powers of the
Company to allot, issue and deal with, either separately or
concurrently, additional Domestic Shares and H Shares, and to

Page 218 of 350	05-Aug-2010

		Vote Summary

determine the terms and conditions for the allotment and issue of the additional Domestic Shares and H Shares and to make or
grant offers, agreements, options and rights of exchange or
conversion which might require the exercise of such powers; (b)
the approval in paragraph (a) shall authorize the Board during the
Relevant Period to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers after the end of the Relevant Period; (c) each of the aggregate nominal amounts of the new Domestic Shares and the new H Shares allotted, issued and dealt with or agreed
conditionally or unconditionally to be allotted, issued and dealt with (whether pursuant to an option or otherwise) by the Board pursuant to the mandate in paragraph (a) shall not exceed 20% of each of the aggregate nominal amounts of Domestic Shares and
H Shares in issue at the date of passing this resolution, otherwise than pursuant to: (i) a Rights Issue or (ii) any scrip dividend scheme or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the
Company in accordance with the articles of association of the
Company; (d) In exercising the powers granted in paragraph (a), the Board must (i) comply with the Company Law of the PRC and other applicable laws and regulations (as amended from time to time); and (ii) obtain approval from China Securities Regulatory
Commission and other relevant PRC government departments; (e)
the Board, subject to the approval of the relevant authorities of the
PRC and in accordance with the Company Law of the PRC, be
and is hereby authorized to increase the registered capital of the
Company to the required amount upon the exercise of the powers pursuant to paragraph (a) above; (f) to authorize the Board to sign the necessary documents, complete the necessary formalities and take other necessary steps to complete the allotment and issue and listing of new shares, provided the same do not violate the relevant laws, administrative regulations, the Listing Rules and the articles of association of the Company; and [Authority expires at the conclusion of the next annual general meeting of the Company or the expiration of the period within which the next annual general meeting of the Company is required by the articles of association of the Company or other applicable laws to be held]; and authorize the Board to make corresponding amendments to the articles of association of the Company as it thinks fit so as to reflect the new share capital structure upon the allotment or issuance of shares as provided in this resolution
PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO			Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR RESOLUTIONS 1
to 9. THANK YOU
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

522362	55P	175000	0	12-May-2010	27-May-2010

Page 219 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

OBRASCON HUARTE LAIN BRASIL SA, SAO PAULO

Security	P73376108		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	07-Jun-2010

ISIN	BROHLBACNOR6		Agenda	702445695 - Management

City	SAO PAULO		Holding Recon Date	02-Jun-2010

Country	Brazil		Vote Deadline Date	28-May-2010

SEDOL(s)	B0DK255 - B3KH3D5		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
CMMT	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE		Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
1	Approve the amendment of the Corporate Bylaws of the		Management	For	For	None
Company, from here onward the Corporate Bylaws, to increase
the maximum number of members of the Board of Directors to
nine members
2	Election of two new Members to the Board of Directors of the		Management	For	For	None
Company to occupy the two recently opened positions
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	9600	0	24-May-2010	02-Jun-2010

Page 220 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

SANLAM LTD

Security	S7302C137	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		09-Jun-2010

ISIN	ZAE000070660	Agenda	702347130 - Management

City	BELL VILLE	Holding Recon Date	08-Jun-2010

Country	South Africa	Vote Deadline Date	02-Jun-2010

SEDOL(s)	B0L6750 - B0LKMJ1 - B0MSTY8 - B0MTL45	Quick Code
- B10QWR5
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

O.1	Receive an consider the annual financial statements of the group	Management	For	For	None
and the Company's for the YE 31 DEC 2009
O.2	Re-appoint Ernst & Young Inc, as nominated by the Company's	Management	For	For	None
Audit Committee, as Independent Auditors of the Company to hold office until the conclusion of the next AGM of the Company, it is to be noted that Mr. MP Rapson is the individual and designated
Auditor who will undertake the Company's audit for the financial
YE 31 DEC 2010
O.3.1	Reelection of YG Muthien as Director by the Board in casual	Management	For	For	None
vacancies or as Additional Directors in terms of Article 13.2 of the
Company's Articles of Association ["the Articles"]
O.3.2	Reelection of TI Mvusi as Director by the Board in casual	Management	For	For	None
vacancies or as Additional Directors in terms of Article 13.2 of the
Company's Articles of Association ["the Articles"]
O.3.3	Reelection of DK Smith as Director by the Board in casual	Management	For	For	None
vacancies or as Additional Directors in terms of Article 13.2 of the
Company's Articles of Association ["the Articles"]
O.4.1	Reelection of MM Bakane-Tuoane as a Director of the Company,	Management	For	For	None
who retires by rotation in terms of Article 14 of the Articles
O.4.2	Re-election of FA du Plessis as a Director of the Company, who	Management	For	For	None
retires by rotation in terms of Article 14 of the Articles
O.4.3	Re-election of JP Moller as a Director of the Company, who retires	Management	For	For	None
by rotation in terms of Article 14 of the Articles
O.4.4	Re-election of PT Motsepe as a Director of the Company, who	Management	For	For	None
retires by rotation in terms of Article 14 of the Articles
O.4.5	Re-election of RV Simelane as a Director of the Company, who	Management	For	For	None
retires by rotation in terms of Article 14 of the Articles
O.5	Approve to cast an advisory vote on the Company's 2010	Management	For	For	None
remuneration policy
O.6	Approve the total amount of Director's remuneration, Non-	Management	For	For	None
Executive Directors and, Executive Directors for the FYE 31 DEC
2009
O.7	Approve a 7% increase in all Board and Committee fees including	Management	For	For	None
the all-inclusive the remuneration package of the Chairman for the period 01 JUL 2010 upto 30 JUN 2011, the Audit Committee fees to increase by 14% for the same period
S.1	Authorize the Company, in terms of Article 37 of the Articles of the	Management	For	For	None
Company as a general approval contemplated sections 85 and 89 of the Companies Act, No.61 of 1973 ["Companies Act"], whether by way of single transaction or series of transactions: a) the purchase of any of its securities by the Company or any subsidiary of the Company; b) the purchase by and/or transfer to the
Company or any subsidiary of the Company of any of its securities purchased pursuant to [a] above, upon such terms and conditions

Page 221 of 350	05-Aug-2010

		Vote Summary

	and in such amounts as the Directors of the Company or its
	subsidiaries may from time to time decide, but subject to the
	provisions of the Companies Act and JSE Limited ["the JSE"]
	Listings Requirements and any other stock exchange upon which
	the securities of the Company may be quoted or listed from time
	to time, and subject to such other conditions as may be imposed
	by any other relevant authority, provided that, the general
	authority shall only be valid up to and including the date of the
	Company's next AGM, on condition that it does not extend beyond
	15 months from the date of this special resolution; the ordinary
	shares be purchased through the order book of the JSE trading
	system and done without any prior understanding or arrangement
	between the Company and/or the relevant subsidiary and the
	counterparty; the general authority to purchase be limited in any
	one FY to a maximum of 20% of the relevant Company's issued
	share capital of that class at the time the authority is granted;
	purchases must not be made at a price more than 10% above the
	weighted average of the market value of the securities for the five
	business days immediately preceding the date of the repurchases;
	at any point in time, the Company may only appoint one agent to
	effect any repurchase on the Company's behalf or on behalf of
	any of its subsidiaries; the Company will only undertake a
	repurchase of securities if, after such repurchase, the Company
	still compiles with the shareholder spread requirements of the
	JSE; the Company or its subsidiaries may not repurchase
	securities during a prohibited period unless a repurchase
	programme is in place where the dates and quantities of securities
	to be traded during the relevant period are fixed and where full
	details of the programme have been disclosed in an
	announcement on SENS prior to the commencement of the
	prohibited period; and an announcement complying with
	paragraph 11.27 of the JSE Listings Requirements be published
	by the Company i) when the Company and/or its subsidiaries have
	cumulatively repurchased 3 % of the ordinary shares in issue as at
	the time the general authority was given [the "initial number"]; and
	ii) for each 3 % in aggregate of the initial number of ordinary
	shares acquired by the Company and/or its subsidiaries
O.8	Authorize the Director of the Company and, where applicable, the		Management	For	For	None
	Company Secretary, to do all such things, sign all such
	documentation and take all such actions as may be necessary to
	implement the aforesaid Ordinary and Special Resolutions
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212247	55P	121187	0	14-Apr-2010	02-Jun-2010

Page 222 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

CEMEX SAB DE CV
Security	P22561321		Meeting Type	Special General Meeting
Ticker Symbol			Meeting Date	09-Jun-2010
ISIN	MXP225611567		Agenda	702420491 - Management
City	NUEVOLEON		Holding Recon Date	27-May-2010
Country	Mexico		Vote Deadline Date	28-May-2010
SEDOL(s)	2183578 - 2406457 - B02V9V4 - B2Q3M99		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
1	Approve to consolidate the issuance documents for un		Management	For	For	None
amortizable common share certificates denominated Cemex
.CPO, to amend Section 1 of the issuance documents and
increase the number of Cemex.CPOS to be subscribed for later because of the conversion of bonds issued by Cemex, S.A.B. De
C.V., all of the foregoing for the purpose of carrying out the resolutions passed by the AGM of shareholders of Cemex , S.A.B.
De C.V. held on 29 APR 2010
2	Approve the designation of special delegates		Management	For	For	None
3	Approve the meeting minutes		Management	For	For	None
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246	55P	226300	0	10-May-2010	28-May-2010

Page 223 of 350	05-Aug-2010

Vote Summary

GENTING MALAYSIA BERHAD

Security	Y7368M113	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		09-Jun-2010

ISIN	MYL4715OO008	Agenda	702439084 - Management

City	KUALA LUMPUR	Holding Recon Date	07-Jun-2010

Country	Malaysia	Vote Deadline Date	02-Jun-2010

SEDOL(s)	6731962 - B02HLD8 - B1VXKN7 - B1W1V37	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1	Receive and adopt the audited financial statements for the FYE 31	Management	For	For	None
DEC, 2009 and the Directors' and Auditors reports thereon
2	Approve the declaration of a final dividend of 4.3 sen less 25% tax	Management	For	For	None
per ordinary share of 10 sen each for the FYE 31 DEC, 2009 to be paid on 21 JUL 2010 to members registered in the record of
depository on 30 JUN 2010
3	Approve the payment of Directors' fees of MYR 778,405 for the	Management	For	For	None
FYE 31 DEC, 2009
4	Re-elect Tan Sri Lim Kok Thay as a Director of the Company	Management	For	For	None
pursuant to Article 99 of the Articles of Association of the
Company
5	Re-elect Mr. Teo Eng Siong as a Director of the Company,	Management	For	For	None
pursuant to Article 104 of the Articles of Association of the
Company
6	Re-appoint Tun Mohammed Hanif Bin Omer, as a Director of the	Management	For	For	None
Company to hold office until the conclusion of the next AGM, retiring in accordance with Section 129 of the Companies Act,
1965
7	Re-appoint Tan Sri Alwi Jantan, as a Director of the Company to	Management	For	For	None
hold office until the conclusion of the next AGM, retiring in accordance with Section 129 of the Companies Act, 1965
8	Re-appoint Tan Sri Dr. Lin See Yan, as a Director of the Company	Management	For	For	None
to hold office until the conclusion of the next AGM, retiring in accordance with Section 129 of the Companies Act, 1965
9	Re-appoint PricewaterhouseCoopers as the Auditors of the	Management	For	For	None
Company and authorize the Directors to fix their remuneration
10	Authorize the Company, subject to the passing of ordinary	Management	For	For	None
Resolution 11, and subject to compliance with all applicable laws, the Company's Articles of Association, and the regulations and guidelines applied from time to time by Bursa Malaysia Securities
Berhad and/or any other relevant regulatory authorities: a to utilize up to the aggregate of the total retained earnings and share premium accounts of the Company based on its latest Audited
financial statements available up 10 the date of the transaction, to purchase, from time to time during the validity of the approval and authority under this resolution, such number of ordinary shares of
10 sen each in the Company as may be determined by the
Directors of1he Company on Bursa Securities upon such terms
and conditions as the Directors may deem fit and expedient
CONTD

Page 224 of 350	05-Aug-2010

Vote Summary

CONT	CONTD in the interests of the Company, provided that the	Non-Voting			None
aggregate number of-shares to be purchased and/or held by the
Company pursuant to this resolution-does not exceed 10% of the total issued and paid-up ordinary share capital of-the Company at the lime of purchase and provided further that in the event-that the
Company ceases to hold all or any part of such shares as a result of-among others cancellations, resales and/or distributions of any of these-shares so purchased, the Company shall be entitled to further purchase and/or-hold such additional number of shares as shall in aggregate with the shares-then still held by the Company not exceed 10% of the total issued and-paid-up ordinary share capital of the Company at the time of purchase, based-on the audited financial statements of the Company for the FYE 31
CONTD
CONT	CONTD DEC 2009, the Company's retained earnings and share	Non-Voting			None
premium accounts-were approximately MYR 8,088.2 million and
MYR 1,106.0 million respectively;-Authority expires the earlier of the conclusion of the next AGM of the-Company or the expiration of the period within which the next AGM is required-by law to be held ; authorize the Directors of the Company in their absolute-
discretion, to deal with any shares purchased and any existing treasury-shares the said shares in the following manner: i cancel the said shares;-and/ or ii retain the said shares as treasury shares; and/or iii distribute-all or part of the said shares as dividends to shareholders, and/or resell-all or part of the said shares on Bursa securities in accordance with the-relevant rules of Bursa securities and/or cancel all or part of the said-shares,
CONTD
CONT	CONTD or in any other manner as may be prescribed by all	Non-Voting			None
applicable laws-and/or regulations and guidelines applied from time to time by Bursa-Securities and/or any other relevant
authority for the time being in force-and that the authority to deal with the said Shares shall continue to be-valid until all the said
Shares have been dealt with by the Directors of the-Company;
and authorize the Directors of the Company to take all such
actions-that may be necessary and/or desirable to give effect to this resolution and-in connection therewith to enter into and execute on behalf of the Company-any instrument, agreement
and/or arrangement with any person, and in all-cases with full power to assent to any condition, modification, variation-and/or amendment if any as may be imposed by any relevant
regulatory-authority or Bursa Securities CONTD
CONT	CONTD and/or to do all such acts and things as the Directors may	Non-Voting			None
deem fit and-expedient in the best interest of the Company
11	Authorize Genting Berhad and the persons acting in concert with	Management	For	For	None
GENT "PAC" , subject to the passing of Ordinary Resolution 10 and the approval of the Securities Commission, to be exempted from the obligation to undertake a mandatory take-over offer on the remaining voting shares in the Company not already owned by them under Part II of the Malaysian Code on Take-Overs and
Mergers, 1998 "Code" , which may arise upon the future
purchase by the Company of its own shares pursuant to Ordinary
Resolution 10, in conjunction with the application submitted by
GENT and the PACs to the SC under Practice Note 2.9.10 of the
Code, and authorize the Directors of the Company to take all such actions that may be necessary and/or desirable to give effect to this resolution and in connection therewith to enter into and execute on behalf of the Company any instrument,CONTD

Page 225 of 350	05-Aug-2010

Vote Summary

CONT	CONTD agreement and/or arrangement with any person, and in	Non-Voting			None
all cases with-full power to assent to any condition, modification, variation and/or-amendment if any as may be imposed by any
relevant regulatory authority-and/or to do all such acts and things as the Directors may deem fit and-expedient in the best interest of the Company
12	Authorize the Directors, subject always to the Companies Act,	Management	For	For	None
1965, the Articles of Association of the Company, the Main Market
Listing Requirements of Bursa Malaysia Securities Berhad
"MMLR" and the approval of any relevant governmental and/or
regulatory authorities, where such approval is required, pursuant to Section 132D the Companies Act, 1965 to: 1 issue and allot shares in the Company: and/or 2 issue, make or grant offers, agreements, options or other instruments that might or would require shares to be issued collectively "Instruments" during and/or after the period the approval granted by this resolution is in force, at any time and from time to time and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion deem fit, provided that: 1 the number of shares CONTD
CONT	CONTD to be issued pursuant to the authority granted under this	Non-Voting			None
resolution,-when aggregated with all shares issued and/or shares that are capable of-being issued from the Instruments issued pursuant to Section 132D of the-Companies Act, 1965 in the
preceding 12 months calculated in accordance with-the MMLR , does not exceed 10% of the issued and paid-up share capital of the-Company at the time of issuance of shares or issuance,
making or granting the-Instruments, and ii for the purpose of determining the number of shares-which are capable of being
issued from the Instruments, each Instrument is-treated as giving rise to the maximum number of shares into which it can be-
converted or exercised, Authority expires the earlier of the conclusion of-the next AGM of the Company or when it is required by the law to be held-CONTD
CONT	CONTD and a authorize the Directors of the Company to take all	Non-Voting			None
such actions-that may be necessary and/or desirable to give effect to this resolution and-in connection therewith to enter into and execute on behalf of the Company-any instrument, agreement
and/or arrangement with any person, and in all-cases with full power to assent to any condition, modification, variation-and/or amendment if any in connection therewith; and b to obtain the-
approval for the listing of and quotation for the additional shares so issued-on Bursa Malaysia Securities Berhad
13	Authorize the Company and/or its subsidiaries to enter into any of	Management	For	For	None
the transactions falling within the types of recurrent related party transactions of a revenue or trading nature with the related parties as set out in Section 2.3 under Part C of the Document to
Shareholders dated 18 MAY 2010, provided that such
transactions are undertaken in the ordinary course of business, at arm's length and based on commercial terms and on terms not
more favourable to the related party than those generally available to/from the public and are not, in the Company's opinion,
detrimental to the minority shareholders and that the breakdown of the aggregate value of the recurrent related party transactions conducted/to be conducted during the financial year, including the types of recurrent related party transactions made and the names
CONTD

Page 226 of 350	05-Aug-2010

Vote Summary

CONT	CONTD of the related parties, will be disclosed in the annual		Non-Voting			None
report of the-Company pursuant to the requirements of the Main
Market Listing Requirements-of Bursa Malaysia Securities
Berhad; Authority expires the earlier of the-conclusion of the next
AGM of the Company following this AGM at which such-proposed shareholders' mandate is passed, at which it will lapse, unless by
a-resolution passed at the meeting, the authority is renewed; or
the expiration-of the period within which the next AGM of the
Company after that date is-required to be held pursuant to Section
143(1) of the Companies Act, 1965-but shall not extend to such extension as may be allowed pursuant to Section-143(2) of the
Companies Act, 1965
14	Authorize the Company to make a retirement gratuity payment of		Management	For	For	None
MYR 457,475 to Tan Sri Wan Sidek bin Hj Wan Abdul Rahman,
the former Independent Non-executive Director of the Company in recognition and appreciation of his long service and contribution to the Company and authorize the Directors of the Company to take all such actions as they may consider necessary and/or desirable to give full effect to this resolution
S.1	Approve and adopt the amendments to the existing Articles of		Management	For	For	None
Association of the Company as proposed and set forth under Part
D of the Document to Shareholders dated 18 MAY 2010, and
authorize the Directors of the Company to do all acts and things and take all such steps as they may consider necessary and/or desirable to give full effect to these amendments to the Articles of
Association of the Company
0	Transact any other business		Non-Voting			None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	63500	0	20-May-2010	03-Jun-2010

Page 227 of 350	05-Aug-2010

Vote Summary

DIAGNOSTICOS DA AMERICA SA, BARUERI

Security	P3589C109		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	09-Jun-2010

ISIN	BRDASAACNOR1		Agenda	702466055 - Management

City	TBD		Holding Recon Date	07-Jun-2010

Country	Brazil		Vote Deadline Date	03-Jun-2010

SEDOL(s)	B03WBK9 - B05HB24		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
A	Approve to decide regarding the proposal from management to		Management	For	For	None
amend the corporate bylaws of the Company, specifically, Article
11 deposit of documents for shareholders before general meeting are held and Article 48 change of the newspaper for publications, in accordance with the terms of the proposal made available
together with this call notice and that is available to the
shareholders at the head office and on the Company's website
www.dasa3.com.br , as well as in the electronic system on the securities commission page on the internet
B	Approve the matter described in line a of item II of is approved, to		Management	For	For	None
decide regarding the consolidation of the corporate bylaws of the
Company with the approved amendments
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244255	55P	5100	0	02-Jun-2010	03-Jun-2010

Page 228 of 350	05-Aug-2010

Vote Summary

GENTING BHD

Security	Y26926116	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		10-Jun-2010

ISIN	MYL3182OO002	Agenda	702449693 - Management

City	KUALA LUMPUR	Holding Recon Date	08-Jun-2010

Country	Malaysia	Vote Deadline Date	03-Jun-2010

SEDOL(s)	4391700 - 6366665 - 6366676 - B0323Z8 -	Quick Code
B1VXJL8 - B1W0GK6 - B1W1RW8
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1	Receive the audited financial statements for the FYE 31 DEC	Management	For	For	None
2009 and the Directors' and Auditors' reports thereon
2	Approve the declaration of a final dividend of 4.2 sen less 25% tax	Management	For	For	None
per ordinary share of 10 sen each for the FYE 31 DEC 2009 to be paid on 27 JUL 2010 to Members registered in the record of
depositors on 30 JUN 2010
3	Approve the payment of Directors' fees of MYE 877,800 for the	Management	For	For	None
FYE 31 DEC 2009 2008: MYR 826,900
4	Re-elect Dato' Dr. R.Thillainathan as a Director of the Company	Management	For	For	None
pursuant to Article 99 of the Articles of Association of the
Company
5	Re-appoint Tan Sri Mohd Amin bin Osman as a Director of the	Management	For	For	None
Company, who retires, in accordance with Section 129 of the
Companies Act, 1965, to hold office until the conclusion of the next AGM
6	Re-appoint Dato' Paduka Nik Hashim bin Nik Yusoff as a Director	Management	For	For	None
of the Company, who retires in accordance with Section 129 of the
Companies Act, 1965, to hold office until the conclusion of the next AGM
7	Re-appoint Tun Mohammed Hanif bin Omar as a Director of the	Management	For	For	None
Company, who retires in accordance with Section 129 of the
Companies Act, 1965, to hold office until the conclusion of the next AGM
8	Re-appoint Tan Sri Dr. Lin See Yan as a Director of the Company,	Management	For	For	None
who retires in accordance with Section 129 of the Companies Act,
1965, to hold office until the conclusion of the next AGM
9	Re-appoint PricewaterhouseCoopers as the Auditors of the	Management	For	For	None
Company and authorize the Directors to fix their remuneration
10	Authorize the Company, subject to the passing of Resolution 11,	Management	For	For	None
and subject to compliance with all applicable laws, the Company's
Articles of Association, and the regulations and guidelines applied from time to time by Bursa Malaysia Securities Berhad ("Bursa
Securities") and/or any other relevant regulatory authorities: to utilize up to the aggregate of the total retained earnings and share premium accounts of the Company based on its latest audited
financial statements available up to the date of the transaction, to purchase, from time to time during the validity of the approval and authority under this resolution, such number of ordinary shares of
10 sen each in the Company (as may be determined by the
Directors of the Company) on Bursa Securities upon such terms and conditions as the Directors may deem fit and expedient in the interests of the Company, provided that CONTD

Page 229 of 350	05-Aug-2010

Vote Summary

CONT	CONTD the aggregate number of shares to be purchased and/or	Non-Voting			None
held by the-Company pursuant to this resolution does not exceed
10% of the total issued-and paid-up ordinary share capital of the
Company at the time of purchase and-that, in the event that the
Company ceases to hold all or any part of such-shares as a result of (among others) cancellations, re-sales and/or-distributions of any of these shares so purchased, the Company shall be-entitled to further purchase and/or hold such additional number of shares as-shall (in aggregate with the shares then still held by the
Company) not-exceed 10% of the total issued and paid-up
ordinary share capital of the-Company at the time of purchase;
Authority shall remain valid and in full-force and effect until the conclusion of the next AGM of the Company; or (ii)-the expiry of the period within which the next AGM is required by law to be-
held, CONTD
CONT	CONTD unless earlier revoked or varied by ordinary resolution of	Non-Voting			None
the members-of the Company in general meeting, whichever
occurs first ; authorize the-Directors of the Company in their absolute discretion, to deal with any-shares purchased and any existing treasury shares ("the said Shares") in the-following manner: (i) cancel the said Shares; and/or (ii) retain the said-
Shares as treasury shares; and/or (iii) distribute all or part of the said-Shares as dividends to shareholders, and/or resell all or part of the said-Shares on Bursa Securities in accordance with the relevant rules of Bursa-Securities and/or cancel all or part of the said Shares, or in any other-manner as may be prescribed by all applicable laws and/or regulations and-guidelines applied from
CONTD
CONT	CONTD time to time by Bursa Securities and/or any other relevant	Non-Voting			None
authority-for the time being in force; and that the authority to deal with the said-Shares shall continue to be valid until all the said
Shares have been dealt-with by the Directors of the Company;
and to take all such actions that may-be necessary and/or
desirable to give effect to this resolution and in-connection therewith to enter into and execute on behalf of the Company any-
instrument, agreement and/or arrangement with any person, and in all cases-with full power to assent to any condition, modification, variation and/or-amendment (if any) as may be imposed by any relevant regulatory authority or-Bursa Securities and/or to do all such acts and things as the Directors may-deem fit and expedient in the best interest of the Company
11	Authorize Kien Huat Realty Sdn Berhad ( KHR ) and the persons	Management	For	For	None
acting in concert with KHR ("PAC"), subject to the passing of
Resolution 10 and the approval of the Securities Commission
("SC"), to be exempted from the obligation to undertake a
mandatory take-over offer on the remaining voting shares in the
Company not already owned by them under Part II of the
Malaysian Code on Take-overs and Mergers 1998 ("Code"), which may arise upon the future purchase by the Company of its own shares pursuant to Resolution 10, in conjunction with the
application submitted by KHR and the PAC to the SC under
Practice Note 2.9.10 of the Code, CONTD

Page 230 of 350	05-Aug-2010

Vote Summary

CONT	CONTD and authorize the Directors of the Company to take all	Non-Voting			None
such actions-that may be necessary and/or desirable to give effect to this resolution and-in connection therewith to enter into and execute on behalf of the Company-any instrument, agreement
and/or arrangement with any person, and in all-cases with full power to assent to any condition, modification, variation-and/or amendment (if any) as may be imposed by any relevant
regulatory-authority and/or to do all such acts and things as the
Directors may deem fit-and expedient in the best interest of the
Company
12	Authorize the Directors, subject always to the Companies Act,	Management	For	For	None
1965, the Articles of Association of the Company, the Main Market
Listing Requirements of Bursa Malaysia Securities Berhad
("MMLR") and the approval of any relevant governmental and/or regulatory authorities, where such approval is required, and pursuant to Section 132D of the Companies Act, 1965, to issue and allot shares in the Company; and/or issue, make or grant offers, agreements, options or other instruments that might or would require shares to be issued (collectively "Instruments")
during and/or after the period the approval granted by this
resolution is in force, at any time and from time to time and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion deem fit, provided that: CONTD
CONT	CONTD (i) the number of shares to be issued pursuant to the	Non-Voting			None
authority granted-under this resolution, when aggregated with all shares issued and/or shares-that are capable of being issued from the Instruments issued pursuant to-Section 132D of the
Companies Act, 1965 in the preceding 12 months-(calculated in accordance with the MMLR), does not exceed 10% of the issued-
and paid-up share capital of the Company at the time of issuance of shares or-issuance, making or granting the Instruments, and (ii)
for the purpose of-determining the number of shares which are capable of being issued from the-Instruments, each Instrument is treated as giving rise to the maximum number-of shares into
which it can be converted or exercised; CONTD
CONT	CONTD Authority under this resolution shall continue in force until	Non-Voting			None
the-conclusion of the next AGM of the Company or when it is
required by the law-to be held, whichever is earlier ; to take all such actions that may be-necessary and/or desirable to give effect to this resolution and in-connection therewith to enter into and execute on behalf of the Company any-instrument, agreement
and/or arrangement with any person, and in all cases-with full power to assent to any condition, modification, variation and/or-
amendment (if any) in connection therewith; and to obtain the approval for-the listing of and quotation for the additional shares so issued on Bursa-Malaysia Securities Berhad
13	Authorize the Company and/or its unlisted subsidiary to enter into	Management	For	For	None
the transaction falling within the type of recurrent related party transaction of a revenue or trading nature with the related party as set out in Section 2.3 under Part C of the Document to
Shareholders dated 19 MAY 2010, provided that such transaction is undertaken in the ordinary course of business, at arm s length and based on commercial terms and on terms not more favorable to the related party than those generally available to/from the public and are not, in the Company's opinion, detrimental to the minority shareholders and that the breakdown of the aggregate value of the recurrent related party transaction conducted/to be conducted during the FY, including the type of recurrent related party transaction made and the names of the related parties,
CONTD

Page 231 of 350	05-Aug-2010

Vote Summary

CONT	CONTD will be disclosed in the annual report of the Company		Non-Voting			None
pursuant to the-requirements of the Main Market Listing
Requirements of Bursa Malaysia-Securities Berhad; Authority
shall continue to be in force until: (i) the-conclusion of the next
AGM of the Company following this AGM at which such-Proposed
Shareholders' Mandate is passed, at which time it will lapse, unless-by a resolution passed at the meeting, the authority is renewed; (ii) the-expiration of the period within which the next
AGM of the Company after that-date is required to be held
pursuant to Section 143(1) of the Companies Act,-1965 (but shall not extend to such extension as may be allowed pursuant to-
Section 143(2) of the Companies Act, 1965); or (iii) revoked or varied by-resolution passed by the shareholders in general
meeting whichever is the-earlier
S.1	Approve and adopt the amendments to the existing Articles of		Management	For	For	None
Association of the Company as proposed and set forth under Part
D of the Document to Shareholders dated 19 MAY 2010, and
authorize the Directors of the Company to do all acts and things and take all such steps as they may consider necessary and/or desirable to give full effect to these amendments to the Articles of
Association of the Company
0	Transact any other business of which due notice shall have been		Non-Voting			None
given
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	48300	0	26-May-2010	03-Jun-2010

Page 232 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

BANCO BRADESCO S A

Security		P1808G117		Meeting Type	Special General Meeting

Ticker Symbol				Meeting Date	10-Jun-2010

ISIN		BRBBDCACNPR8		Agenda	702462374 - Management

City		SAO PAULO		Holding Recon Date	08-Jun-2010

Country		Brazil		Vote Deadline Date	02-Jun-2010

SEDOL(s)		2074520 - 7074280 - B00FM53 - B00GJ22 -		Quick Code
B04D3P0 - B04S850
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING			Non-Voting			None
ID 704646 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING			Non-Voting			None
RIGHTS, SHOULD YOU WISH TO ATTEND-THE MEETING
PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
BY CONTACTING YOUR-CLIENT REPRESENTATIVE. THANK
YOU
1.	Approve to increase the capital stock from BRL			Non-Voting			None
26,500,000,000.00 to BRL 28,500-,000,000.00, by means of:
partial capitalization of the balance of the profit-reserves -
statutory reserve account, in the amount of BRL
2,000,000,000.00, p-ursuant to the provisions of Article of 169 of
Law 6,404/76, with bonus shares-; 10% of bonus shares,
conferring, free of charge, to the Company's shareholde-rs, 1 new share for each 10 shares of the same type held hereby on the record-date and accordingly issuing 342,040,948 new non-par, book-entry, registered s-hares, of which 171,020,483 are common shares and 171,020,465 are preferred sh-ares; simultaneously to the Brazilian Market operation, and in the same propor-tion, bonus will be paid in the form of ADRs-American Depositary Receipts in
t-he U.S Market NYSE and in the form of GDRs Global Depositary
Receipts in the E-uropean Market Latibex; the Company will notify the market about the record da-te of bonus entitlement, after the approval of the respective process by the C-entral Bank of Brazil
2.	Amend the ''CAPUT'' of Article 6 of the Company's By-laws, as a			Non-Voting			None
result of the-previous item
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244253		55P	40880	0
244255		55P	36580	0

Page 233 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

SEVERSTAL JT STK CO

Security	818150302	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	11-Jun-2010
ISIN	US8181503025	Agenda	702444554 - Management
City	TBD	Holding Recon Date	29-Apr-2010
Country	Russian Federation	Vote Deadline Date	31-May-2010
SEDOL(s)	B1G4YH7 - B1HCJ19 - B549052	Quick Code
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

0	PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS	Non-Voting			None
RESOLUTION REGARDING THE-ELECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR"
THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
ANY QUESTIONS.
1.1	Election of Mordashov Alexey Alexandrovich as the Board of	Management	For	For	None
Directors of OAO Severstal
1.2	Election of Noskov Mikhail Vyacheslavovich as the Board of	Management	For	For	None
Directors of OAO Severstal
1.3	Election of Kruchinin Anatoly Nikolaevich as the Board of	Management	For	For	None
Directors of OAO Severstal
1.4	Election of Kuznetsov Sergey Alexandrovich as the Board of	Management	For	For	None
Directors of OAO Severstal
1.5	Election of Kulichenko Alexey Gennadievich as the Board of	Management	For	For	None
Directors of OAO Severstal
1.6	Election of Christopher Richard Nigel Clark as the Board of	Management	For	For	None
Directors of OAO Severstal
1.7	Election of Ronald Michael Freeman as the Board of Directors of	Management	For	For	None
OAO Severstal
1.8	Election of Peter Kraljic as the Board of Directors of OAO	Management	For	For	None
Severstal
1.9	Election of Martin David Angle as the Board of Directors of OAO	Management	For	For	None
Severstal
1.10	Election of Rolf Wilhelm Heinrich Stomberg as the Board of	Management	For	For	None
Directors of OAO Severstal
2	Elect (appoint) Mordashov Alexey Alexandrovich the General	Management	For	For	None
Director of OAO Severstal for a 3 year period
3	Approve the Company's Annual Report, Annual Accounting	Management	For	For	None
Statements including Profit and Loss Account for 2009
4	Approve to disallow the distribution of profits for 2009 results	Management	For	For	None
5.1	Election of Antonov Roman Ivanovich the Internal Audit	Management	For	For	None
Commission of OAO Severstal
5.2	Election of Voronchikhin Artem Alexandrovich the Internal Audit	Management	For	For	None
Commission of OAO Severstal
5.3	Election of Utyugova Irina Leonidovna the Internal Audit	Management	For	For	None
Commission of OAO Severstal
6	Approve the ZAO KPMG as the Auditor of OAO Severstal	Management	For	For	None

Page 234 of 350	05-Aug-2010

		Vote Summary

7	Approve the Board members of OAO Severstal recognized		Management	For	For	None
independent Directors pursuant to the Corporate Governance
Code of OAO Severstal starting from 01 JUL 2010 the
remunerations shall be established for the execution of functions of the Board members of OAO Severstal
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212248	55P	40889	0	24-May-2010	31-May-2010

Page 235 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

DATANG INTERNATIONAL POWER GENERATION CO LTD

Security	Y20020106	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date		11-Jun-2010
ISIN	CNE1000002Z3	Agenda	702455557 - Management
City	BEIJING	Holding Recon Date	12-May-2010
Country	China	Vote Deadline Date	02-Jun-2010
SEDOL(s)	0571476 - 5896475 - 6080716 - B01DCR8	Quick Code
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting			None
ID 699635 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO	Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION
NUMERS. THANK YOU.
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE	Non-Voting			None
BY CLICKING ON THE URL LINK:h-
ttp://www.hkexnews.hk/listedco/listconews/sehk/20100526/LTN20
100526009.pdf
1.	Approve the report of the Board of Directors of the Company (the	Management	For	For	None
Board) for the year 2009 (including Independent Non-Executive
Directors report on work)
2.	Approve the report of the Supervisory Committee of the Company	Management	For	For	None
for the year 2009
3.	Approve the proposal of final accounts for the year 2009	Management	For	For	None
4.	Approve the profit distribution proposal for the year 2009	Management	For	For	None
5.	Approve the resolution on provisions of guarantees for financings	Management	For	For	None
of Xinyu Power Company, Qian'an Thermal Power Company,
Diaobingshan Power Company, Liaoning Wind Power Company
and Zhangzhou Wind Power Company
6.	Approve the capital contribution to the establishment of Fuxin	Management	For	For	None
Coal-based Gas Company for the purpose of constructing Fuxin
Coal-based Gas Project
7.	Approve the resolution on adjustment of total investment and	Management	For	For	None
capital contribution proposal of Keqi Coal-based Gas Project
8.	Appointment of the Auditor of the Company for the year 2010	Management	For	For	None
S.9	Amend the Articles of Association of the Company	Management	For	For	None
S.10	Grant a mandate to the Board to issue new shares not more than	Management	For	For	None
20% of each class of shares
S.11	Approve the resolution on the fulfillments to the conditions for non-	Management	For	For	None
public issue of a shares by Datang International Power Generation
Company Limited
S12.1	Approve the resolution for Non-public issue of A shares: Share	Management	For	For	None
type and par value
S12.2	Approve the resolution for Non-public issue of A shares: Issue	Management	For	For	None
size
S12.3	Approve the resolution for Non-public issue of A shares: Method	Management	For	For	None
and timing of issue

Page 236 of 350	05-Aug-2010

Vote Summary

S12.4	Approve the resolution for Non-public issue of A shares: Target		Management	For	For	None
subscribers and subscription method
S12.5	Approve the resolution for Non-public issue of A shares: Place of		Management	For	For	None
listing
S12.6	Approve the resolution for Non-public issue of A shares: Issue		Management	For	For	None
price and method of pricing
S12.7	Approve the resolution for Non-public issue of A shares: Use of		Management	For	For	None
fundraising proceeds
S12.8	Approve the resolution for Non-public issue of A shares:		Management	For	For	None
Arrangement for the accumulated profits
S12.9	Approve the resolution for Non-public issue of A shares:		Management	For	For	None
Arrangement for the lock-up period
S1210	Approve the resolution for Non-public issue of A shares: Effective		Management	For	For	None
period for current issue
S.13	Approve the feasibility analysis report on the use of fundraising		Management	For	For	None
proceeds under the current non-public issue of A shares
S.14	Approve the report on the previous use of fundraising proceeds		Management	For	For	None
S.15	Authorize the Board to conduct all matters in relation to the current		Management	For	For	None
non-public issue of a shares at its discretion
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	608000	0	01-Jun-2010	02-Jun-2010

Page 237 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
Security		Y71474137	Meeting Type		ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date		11-Jun-2010
ISIN		ID1000099104	Agenda		702465762 - Management
City		JAKARTA	Holding Recon Date		26-May-2010
Country		Indonesia	Vote Deadline Date		09-Jun-2010
SEDOL(s)		B02ZK79 - B0316D4 - B031J46	Quick Code
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation
1.	Approve to appoint the Board of Directors and the Commissioners			Management	For	For	None
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246		55P	316000	0	02-Jun-2010	09-Jun-2010

Page 238 of 350	05-Aug-2010

Vote Summary

PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
Security	Y71474137		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	11-Jun-2010
ISIN	ID1000099104		Agenda	702467437 - Management
City	JAKARTA		Holding Recon Date	26-May-2010
Country	Indonesia		Vote Deadline Date	09-Jun-2010
SEDOL(s)	B02ZK79 - B0316D4 - B031J46		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
1	Approve the 2009 annual report		Management	For	For	None
2	Ratify the 2009 financial report and acquit et decharge for the		Management	For	For	None
Directors and the Commissioners
3	Approve the 2009 profit allocation		Management	For	For	None
4	Approve to determine the remuneration for 2010 for the Directors		Management	For	For	None
and Commissioners
5	Appointment of the Public Accountant for 2010		Management	For	For	None
6	Amend the Articles of Association		Management	For	For	None
7	Approve the utilization of treasury stock resulted from Share Buy		Management	For	For	None
Backs I, II and III
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246	55P	316000	0	03-Jun-2010	09-Jun-2010

Page 239 of 350	05-Aug-2010

Vote Summary

INFOSYS TECHNOLOGIES LIMITED

Security	456788108		Meeting Type	Annual
Ticker Symbol	INFY		Meeting Date	12-Jun-2010
ISIN	US4567881085		Agenda	933286468 - Management
City			Holding Recon Date	12-May-2010
Country	United States		Vote Deadline Date	03-Jun-2010
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

O1	TO RECEIVE, CONSIDER AND ADOPT THE BALANCE SHEET		Management	For		None
AS AT MARCH 31, 2010, THE PROFIT AND LOSS ACCOUNT
FOR THE YEAR ENDED ON THAT DATE & THE REPORT OF
THE DIRECTORS AND AUDITORS THEREON.
O2	TO DECLARE A FINAL DIVIDEND FOR THE FINANCIAL YEAR		Management	For		None
ENDED MARCH 31, 2010.
O3	TO APPOINT A DIRECTOR IN PLACE OF N.R. NARAYANA		Management	For		None
MURTHY, WHO RETIRES BY ROTATION AND, BEING
ELIGIBLE, SEEKS RE-APPOINTMENT.
O4	TO APPOINT A DIRECTOR IN PLACE OF PROF. MARTI G.		Management	For		None
SUBRAHMANYAM, WHO RETIRES BY ROTATION AND, BEING
ELIGIBLE, SEEKS RE-APPOINTMENT.
O5	TO APPOINT A DIRECTOR IN PLACE OF S.		Management	For		None
GOPALAKRISHNAN, WHO RETIRES BY ROTATION AND,
BEING ELIGIBLE, SEEKS RE-APPOINTMENT.
O6	TO APPOINT A DIRECTOR IN PLACE OF S.D. SHIBULAL, WHO		Management	For		None
RETIRES BY ROTATION AND, BEING ELIGIBLE, SEEKS RE-
APPOINTMENT.
O7	TO APPOINT A DIRECTOR IN PLACE OF T.V. MOHANDAS PAI,		Management	For		None
WHO RETIRES BY ROTATION AND, BEING ELIGIBLE, SEEKS
RE-APPOINTMENT.
O8	TO APPOINT AUDITORS TO HOLD OFFICE FROM THE		Management	For		None
CONCLUSION OF THIS ANNUAL GENERAL MEETING UNTIL
THE CONCLUSION OF THE NEXT ANNUAL GENERAL
MEETING AND TO FIX THEIR REMUNERATION.
S9	TO APPOINT T.V. MOHANDAS PAI AS WHOLE-TIME		Management	For		None
DIRECTOR, LIABLE TO RETIRE BY ROTATION.
S10	TO APPOINT SRINATH BATNI AS WHOLE-TIME DIRECTOR,		Management	For		None
LIABLE TO RETIRE BY ROTATION.
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

000212246	93I	22440	0	25-May-2010	25-May-2010

Page 240 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

COMPANHIA DE SANEAMENTO DE MINAS GERAIS - COPASA

Security	P28269101		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	14-Jun-2010

ISIN	BRCSMGACNOR5		Agenda	702466043 - Management

City	BELO HORIZONTE		Holding Recon Date	10-Jun-2010

Country	Brazil		Vote Deadline Date	08-Jun-2010

SEDOL(s)	B0YBZJ2 - B1BYFV3		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve to take out financing from Caixa Economica Federal in		Management	For	For	None
the amount of BRL 605,400,000.00
2	Approve to take out financing from Banco Nacional De		Management	For	For	None
Desenvolvimento Economico E Social, in the amount of BRL
740,700,000.00
3	Approve the inclusion of the services for revitalization of a unit and		Management	For	For	None
technological development for odor control, in the amount of BRL
37,000,000.00, within the original scope of the administrative bid process, in reference to contracting for the expansion and
improvement project for the Riberao Arrudas Catchment area
sewage treatment station, known as Ete Arrudas, for average
secondary treatment capacity of 3,375 cubic meters a second, approved at the annual and EGM of shareholders on 28 APR
2009, with the amount going from up to BRL 162,300,000.00 to up to BRL 199,300,000.00
4	Approve the donation, as a return, to the municipality of		Management	For	For	None
Piranguinho, of the real property in reference to the old local office and land area with 70 square meters, located in Piranguinho,
Minas Gerais, in Alto Mantiqueira district
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	22500	0	02-Jun-2010	09-Jun-2010

Page 241 of 350	05-Aug-2010

Vote Summary

BRASIL TELECOM S A

Security	P18445158		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	16-Jun-2010
ISIN	BRBRTOACNPR5		Agenda	702413179 - Management
City	BRASILIA		Holding Recon Date	14-Jun-2010
Country	Brazil		Vote Deadline Date	09-Jun-2010
SEDOL(s)	2880385 - B05N0V4 - B1XFXG5 - B1XFYQ2		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve to decide regarding the proposal of new substitution		Management	For	For	None
ratios between shares of the Company and of Telemar Norte
Leste S.A. announced in the notice of material fact of 25 MAR
2010, which will be used in the final step of a corporate
restructuring involving the Company
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS		Non-Voting			None
CAN VOTE ON ITEM 1 ONLY. THANK-YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	135300	0	05-May-2010	15-Jun-2010

Page 242 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

BANCO DO BRASIL SA BB BRASIL, BRASILIA

Security		P11427112		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol				Meeting Date	16-Jun-2010

ISIN		BRBBASACNOR3		Agenda	702442461 - Management

City		BRASILIA		Holding Recon Date	14-Jun-2010

Country		Brazil		Vote Deadline Date	10-Jun-2010

SEDOL(s)		2073981 - 2328595 - B29ML07		Quick Code

Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A			Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN			Non-Voting			None
THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY
VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR
ABSTAIN ARE A-LLOWED. THANK YOU
1	Approve the acquisition, by Banco Do Brasil S.A., of a corporate			Management	For	For	None
ownership interest equivalent to 366,825,016 common, book
entry, class B shares of Banco Patagonia S.A., corresponding to
51% of the share capital and of the voting capital in circulation, in the same proportion, in light of the provision in line I of Article 256 and line B of the sole paragraph of Article 247, both in Law 6404 of 15 DEC 1976, from here onward the Brazilian Corporate law
2	Ratify the share purchase and sale agreement, accompanied by			Management	For	For	None
the valuation report of Banco Patagonia S.A., in accordance with the terms of paragraph 1 of Article 256 of the Brazilian Corporate law
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244253		55P	20500	0	24-May-2010	10-Jun-2010

Page 243 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund
Emerging Global Shares INDXX China Infrastructure Index Fund

JIANGXI COPPER CO LTD

Security	Y4446C100		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	17-Jun-2010
ISIN	CNE1000003K3		Agenda	702404752 - Management
City	TBD		Holding Recon Date	14-May-2010
Country	China		Vote Deadline Date	07-Jun-2010
SEDOL(s)	0268916 - 6000305 - B014W93 - B15DXT0		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN2
01004281244.pdf
1	Approve the report of the Board of Directors of the Company for		Management	For	For	None
the year of 2009
2	Approve the report of the Supervisory Committee of the Company		Management	For	For	None
for the year of 2009
3	Approve the audited financial statements and the auditors' report		Management	For	For	None
for the year of 2009
4	Approve the proposal for distribution of profit of the Company for		Management	For	For	None
the year of 2009
5	Appoint Ernst & Young Hua Ming and Ernst & Young as the		Management	For	For	None
Company's domestic and International Auditors for the year of
2010 and to authorise the Board of Directors of the Company to determine their remunerations and any one Executive Director of the Company to enter into the service agreement and any other related documents with Ernst & Young Hua Ming and Ernst &
Young
S.6	Authorize the Directors of the Company to issue new H shares of		Management	For	For	None
not more than 20% of the total H shares in issue as at the date of the AGM
	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT		Non-Voting			None
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212248	55P	268641	0	03-May-2010	07-Jun-2010
522362	55P	161000	0	03-May-2010	07-Jun-2010

Page 244 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

COMPANHIA ENERGETICA DE MINAS GERAIS

Security	P2577R102		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol			Meeting Date	17-Jun-2010
ISIN	BRCMIGACNOR6		Agenda	702432826 - Management
City	BELO HORIZONTE		Holding Recon Date	15-Jun-2010
Country	Brazil		Vote Deadline Date	09-Jun-2010
SEDOL(s)	2192723 - B1YBRK4 - B2QHFX6		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A		Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN		Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Approve to decide regarding going beyond, in 2010, the target		Management	For	For	None
contained in Line D of paragraph 5 of Article 11 of the Corporate
Bye-Laws, in regard to the consolidated amount of funds
allocated to capital in vestments and the acquisition of any assets, in the 2010 FY, equivalent to, at the most, 90% of the
EBITDA, which stands for earnings before interest, taxes,
depreciation and amortization, of the Company
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021	55P	66020	0	17-May-2010	15-Jun-2010

Page 245 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

PT PERUSAHAAN GAS NEGARA (PERSERO) TBK
Security	Y7136Y118		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	17-Jun-2010
ISIN	ID1000111602		Agenda	702470713 - Management
City	JAKARTA		Holding Recon Date	01-Jun-2010
Country	Indonesia		Vote Deadline Date	15-Jun-2010
SEDOL(s)	6719764 - B07GVF2 - B1DFDH6		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
1	Approve the 2009 annual report		Management	For	For	None
2	Ratify the 2009 financial statement and Acquit Et De Charge to		Management	For	For	None
the Company's Board
3	Approve the profit allocation for year 2009		Management	For	For	None
4	Appointment of Public Accountant		Management	For	For	None
5	Approve to determine remuneration for the Company's Board		Management	For	For	None
6	Approve to change the Company's Board		Management	For	For	None
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212246	55P	251000	0	07-Jun-2010	15-Jun-2010

Page 246 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

CHINA NATIONAL BUILDING MATERIAL COMPANY LTD

Security	Y15045100	Meeting Type		Annual General Meeting

Ticker Symbol		Meeting Date		18-Jun-2010

ISIN	CNE1000002N9	Agenda		702402037 - Management

City	TBD	Holding Recon Date		18-May-2010

Country	China	Vote Deadline Date		08-Jun-2010

SEDOL(s)	B0Y91C1 - B11X6G2 - B127737	Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2
0100427931.pdf
CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO		Non-Voting			None
VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS.
THANK YOU.
1	Approve the report of the Board of Directors of the Company the		Management	For	For	None
"Board" for the YE 31 DEC 2009
2	Approve the report of the Supervisory committee of the Company		Management	For	For	None
for the YE 31 DEC 2009
3	Approve the report of the Auditors and audited financial		Management	For	For	None
statements of the Company for the YE 31 DEC 2009
4	Approve the proposed profit distribution plan and the final dividend		Management	For	For	None
distribution plan of the Company for the YE 31 DEC 2009 and
authorize the Board to distribute such final dividend to the shareholders of the Company
5	Authorize the Board to deal with all matters in relation to the		Management	For	For	None
Company's distribution of interim dividend for the year 2010 in its absolute discretion including, but not limited to, determining whether to distribute interim dividend for the year 2010
6	Approve the continuation of appointment of Vocation International		Management	For	For	None
Certified Public Accountants Co., Ltd. as the PRC Auditors of the
Company and UHY Vocation HK CPA Limited as the International
Auditors of the Company, to hold office until the conclusion of the next AGM of the Company and authorize the Board to determine their remuneration
S.7	Authorizer the Board, for purpose of increasing the flexibility and		Management	For	For	None
efficiency in operation, to allot, issue and deal with additional
Domestic Shares not exceeding 20% of the Domestic Shares in
issue and additional H Shares not exceeding 20% of the H Shares in issue and to make corresponding amendments to the Articles of
Association of the Company as it thinks fit so as to reflect the new share capital structure upon the allotment or issuance of shares
S.8	Amend the Articles of Association of the Company to reflect the		Management	For	For	None
change of the name of China National Building Material Group
Corporation
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	171600	0	03-May-2010	08-Jun-2010

Page 247 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

DONGFENG MTR GROUP CO LTD

Security	Y21042109		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	18-Jun-2010
ISIN	CNE100000312		Agenda	702408697 - Management
City	HUBEI		Holding Recon Date	18-May-2010
Country	China		Vote Deadline Date	08-Jun-2010
SEDOL(s)	B0PH5N3 - B0TBB66 - B0XZY65		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO		Non-Voting			None
VOTE "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS.
THANK YOU.
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2
01004291366.pdf
1	Approve the report of the Board of Directors the "Board' of the		Management	For	For	None
Company for the YE 31 DEC 2009
2	Approve the report of the Supervisory Committee of the Company		Management	For	For	None
for the YE 31 DEC 2009
3	Approve the report of the International Auditors and audited		Management	For	For	None
financial statements of the Company for the YE 31 DEC 2009
4	Approve the profit distribution plan of the Company for the YE 31		Management	For	For	None
DEC 2009 and authorize to the Board to deal with all issues
relating to the distribution of the final dividend for the year 2009
5	Authorize the Board to deal with all issues in relation to the		Management	For	For	None
Company's distribution of interim dividend for the year 2010 in its absolute discretion including, but not limited to, determining whether to distribute interim dividend for the year 2010
6	Re-appointment of Ernst & Young as the International Auditors of		Management	For	For	None
the Company, and Ernst & Young Hua Ming as the PRC Auditors
of the Company for the year 2010 to hold office until the
conclusion of the next AGM, and authorize the Board to fix their remuneration
7	Authorize the Board to fix the remuneration of the Directors and		Management	For	For	None
the Supervisors of the Company for the year 2010
S.8	Authorize the Board to issue, allot and deal with additional shares		Management	For	For	None
in the Company not exceeding 20% of each of the existing
Domestic Shares and H Shares in issue
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	70000	0	03-May-2010	08-Jun-2010

Page 248 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

CHINA SHENHUA ENERGY COMPANY LTD

Security	Y1504C113	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		18-Jun-2010

ISIN	CNE1000002R0	Agenda	702412189 - Management

City	BEIJING	Holding Recon Date	18-May-2010

Country	China	Vote Deadline Date	08-Jun-2010

SEDOL(s)	B09N7M0 - B0CCG94 - B1BJQZ9	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO	Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS.
THANK YOU.
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING	Non-Voting			None
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2
01004291685.pdf
1	Approve the report of the Board of Directors of the Company for	Management	For	For	None
the YE 31 DEC 2009
2	Approve the report of the Board of supervisors of the Company for	Management	For	For	None
the YE 31 DEC 2009
3	Approve the audited financial statements of the Company for the	Management	For	For	None
YE 31 DEC 2009
4	Approve the Company's profit distribution plan for the YE 31 DEC	Management	For	For	None
2009, i.e. final dividend for the YE 31 DEC 2009 in the amount of
RMB 0.53 per share inclusive of tax be declared and distributed, the aggregate amount of which is approximately RMB
10,541,000,000
5	Approve the remuneration of the Directors and supervisors of the	Management	For	For	None
Company for the YE 31 DEC 2009, i.e. aggregate remuneration of the executive Directors is in the amount of RMB 902,336.78;
aggregate remuneration of the non-executive Directors is in the amount of RMB 1,612,500, of which the aggregate remuneration of the independent non-executive Directors is in the amount of
RMB 1,612,500, the non-executive Directors other than the
independent non-executive Directors are remunerated by
Shenhua Group Corporation Limited and are not remunerated by the Company in cash; remuneration of the supervisors is in the amount of RMB 1,262,331.32
6	Re-appointment of KPMG Huazhen and KPMG as the PRC and	Management	For	For	None
international Auditors respectively of the Company for 2010, the term of such re-appointment of shall continue until the next AGM, and to authorise a committee comprising of Mr. Zhang Xiwu, Mr.
Zhang Yuzhuo and Mr. Ling Wen, all being Directors of the
Company, to determine their remuneration
7	Approve the revision of annual capital of continuing connected	Management	For	For	None
transactions carried out pursuant to the Transportation Service
Framework Agreement dated 18 DEC 2009 entered into between
the Company and Taiyuan Railway Bureau from RMB
2,600,000,000 to RMB 7,000,000,000 for the YE 31 DEC 2010

Page 249 of 350	05-Aug-2010

Vote Summary

8	Approve the revision of annual capital of continuing connected	Management	For	For	None
transactions carried out pursuant to the Mutual Coal Supply
Agreement dated 23 MAR 2007 entered into between the
Company and Shenhua Group Corporation Limited for the supply of coal by the Company and its subsidiaries the Group to
Shenhua Group Corporation Limited and its subsidiaries
excluding the Group the Shenhua Group from RMB
2,732,720,000 to RMB 4,500,000,000 for the year ending 31 DEC
2010
9	Approve the Mutual Coal Supply Agreement dated 12 MAR 2010	Management	For	For	None
entered into between the Company and Shenhua Group
Corporation Limited, the transactions contemplated there under and the following proposed annual capitals; a proposed annual capitals of RMB 6,600,000,000, RMB 7,000,000,000 and RMB
7,500,000,000 for the three YE 31 DEC 2011, 31 DEC 2012 and
31 DEC 2013, respectively, for the supply of coal by the Group to the Shenhua Group; and b proposed annual capitals of RMB
11,000,000,000, RMB 13,000,000,000 and RMB 16,000,000,000
for the three YE 31 DEC 2011, 31 DEC 2012 and 31 DEC 2013,
respectively, for the supply of coal by the Shenhua Group to the
Group
10	Approve the Mutual Supplies and Services Agreement dated 12	Management	For	For	None
MAR 2010 entered into between the Company and Shenhua
Group Corporation Limited, the transactions contemplated there under and the following proposed annual capitals: a proposed annual capitals of RMB 4,600,000,000, RMB 7,300,000,000 and
RMB 8,600,000,000 for the 3 YE 31 DEC 2011, 31 DEC 2012 and
31 DEC 2013, respectively, for production supplies and ancillary services by the Group to the Shenhua Group; and b proposed
annual capitals of RMB 5,500,000,000, RMB 6,000,000,000 and
RMB 6,600,000,000 for the 3 YE 31 DEC 2011, 31 DEC 2012 and
31 DEC 2013, respectively, for production supplies and ancillary services by the Shenhua Group to the Group
11	Approve the Coal Supply Framework Agreement dated 12 MAR	Management	For	For	None
2010 entered into between the Company and China Datang
Corporation, the proposed annual capitals thereto of RMB
4,300,000,000, RMB 4,600,000,000 and RMB 4,900,000,000 for
the 3 years ending 31 DEC 2011, 31 DEC 2012 and 31 DEC
2013, respectively, and the transactions contemplated there under
12	Approve the Coal Supply Framework Agreement dated 12 MAR	Management	For	For	None
2010 entered into between the Company and Tianjin Jinneng
Investment Company, the proposed annual capitals thereto of
RMB 4,100,000,000, RMB 4,400,000,000 and RMB
4,800,000,000 for the 3 YE 31 DEC 2011, 31 DEC 2012 and 31
DEC 2013, respectively, and the transactions contemplated there under
13	Approve the Coal Supply Framework Agreement dated 12 MAR	Management	For	For	None
2010 entered into between the Company and Jiangsu Guoxin
Asset Management Group Company Limited, the proposed annual
capitals thereto of RMB 3,500,000,000, RMB 3,800,000,000 and
RMB 4,100,000,000 for the three YE 31 DEC 2011, 31 DEC 2012
and 31 DEC 2013, respectively, and the transactions
contemplated there under
14	Approve the Transportation Service Framework Agreement dated	Management	For	For	None
12 MAR 2010 entered into between the Company and Taiyuan
Railway Bureau, the proposed annual capitals thereto of RMB
8,100,000,000, RMB 8,600,000,000 and RMB 9,300,000,000 for
the three years ending 31 DEC 2011, 31 DEC 2012 and 31 DEC
2013, respectively, and the transactions contemplated there under

Page 250 of 350	05-Aug-2010

Vote Summary

15	Approve the Coal Supply Framework Agreement dated 12 MAR	Management	For	For	None
2010 entered into between the Company and Shaanxi Province
Coal Transportation and Sales Group Co Ltd, the proposed
annual capitals thereto of RMB 6,000,000,000, RMB
6,400,000,000 and RMB 7,100,000,000 for the three years ending
31 DEC 2011, 31 DEC 2012 and 31 DEC 2013, respectively, and
the transactions contemplated there under
16.1	Re-appointment of Dr. Zhang Xiwu as an executive Director of the	Management	For	For	None
Company
16.2	Re-appointment of Dr. Zhang Yuzhuo as an executive Director of	Management	For	For	None
the Company
16.3	Re-appointment of Dr. Ling Wen as an executive Director of the	Management	For	For	None
Company
16.4	Re-appointment of Mr. Han Jianguo as a non-executive Director of	Management	For	For	None
the Company
16.5	Appointment of Mr. Liu Benrun as a non-executive Director of the	Management	For	For	None
Company
16.6	Appointment of Mr. Xie Songlin as a non-executive Director of the	Management	For	For	None
Company
16.7	Re-appointment of Mr. Gong Huazhang as an independent non-	Management	For	For	None
executive Director of the Company
16.8	Appointment of Mr. Guo Peizhang as an independent non-	Management	For	For	None
executive Director of the Company
16.9	Appointment of Ms. Fan Hsu Lai Tai as an independent non-	Management	For	For	None
executive Director of the Company
17.1	Appointment of Mr. Sun Wenjian as a shareholders'	Management	For	For	None
representative supervisor of the Company
17.2	Appointment of Mr. Tang Ning as a shareholders representative	Management	For	For	None
supervisor of the Company
S.18	Approve a general mandate to the Board of Directors to, by	Management	For	For	None
reference to market conditions and in accordance with needs of the Company, to allot, issue and deal with, either separately or concurrently, additional domestic shares A shares and overseas listed foreign invested shares H shares not exceeding 20% of each of the number of domestic shares A shares and the number of overseas-listed foreign invested shares H shares in issue at the time of passing this resolution at AGM; pursuant to PRC laws and regulations, the Company will seek further approval from its shareholders in general meeting for each issuance of domestic shares A shares even where this general mandate is approved;
2 the Board of Directors be authorised to including but not limited to the following :- i formulate and implement detailed CONTD
CONT	CONTD issuance plan, including but not limited to the class of	Non-Voting			None
shares to be-issued, pricing mechanism and/or issuance price including price range ,-number of shares to be issued, allottees and use of proceeds, time of-issuance, period of issuance and whether to issue shares to existing-shareholders; ii approve and execute, on behalf of the Company, agreements-related to share issuance, including but not limited to underwriting-agreement and engagement agreements of professional advisers; iii approve-
and execute, on behalf of the Company, documents related to
share issuance-for submission to regulatory authorities, and to carry out approval-procedures required by regulatory authorities and venues in which the Company-is listed; iv amend, as
required by regulatory authorities within or-outside China,
agreements and statutory CONTD

Page 251 of 350	05-Aug-2010

Vote Summary

CONT	CONTD documents referred to in ii and iii above; v engage the	Non-Voting			None
services-of professional advisers for share issuance related matters, and to approve-and execute all acts, deeds, documents or other matters necessary,-appropriate or required for share issuance; vi increase the registered-capital of the Company after share issuance, and to make corresponding-amendments to the
articles of association of the Company relating to share-capital and shareholdings etc, and to carry out statutory registrations and-
filings within and outside China; Authority expires from the conclusion of-the AGM of the Company for 2010 the expiration of a period of 12 months-following the passing of this special
resolution at the AGM for 2009; or c-the date on which the
authority conferred by this special resolution CONTD
CONT	CONTD is revoked or varied by a special resolution of	Non-Voting			None
shareholders at a-general meeting, except where the Board of
Directors has resolved to issue-domestic shares A shares or
overseas-listed foreign invested shares H-shares during the
Relevant Period and the share issuance is to be continued-or implemented after the Relevant Period
S.19	Approve the following general mandate to repurchase domestic	Management	For	For	None
shares A shares and overseas-listed foreign invested shares H shares ; 1 approve a general mandate to the Board of Directors to, by reference to market conditions and in accordance with needs of the Company, to repurchase domestic shares A shares not exceeding 10% of the number of domestic shares A shares
in issue at the time when this resolution is passed at AGM and the relevant resolutions are passed at class meetings of shareholders;
pursuant to PRC laws and regulations, and for repurchases of domestic shares A shares , the Company will seek further
approval from its shareholders in general meeting for each
repurchase of domestic shares A shares even where the general mandate is granted, but will not be required to seek shareholders'
approval CONTD
CONT	CONTD at class meetings of domestic share A share	Non-Voting			None
shareholders or-overseas-listed foreign invested share H share shareholders; 2 approve a-general mandate to the Board of
Directors to, by reference to market-conditions and in accordance with needs of the Company, to repurchase-overseas-listed foreign invested shares H shares not exceeding 10% of the-number of
overseas-listed foreign invested shares H shares in issue at the-
time when this resolution is passed at AGM and the relevant
resolutions are-passed at class meetings of shareholders; 3 the
Board of Directors be-authorized to including but not limited to the following :- i formulate-and implement detailed repurchase plan, including but not limited to-repurchase price, number of shares to repurchase, time of repurchase and-period of repurchase etc; ii notify CONTD
CONT	CONTD creditors in accordance with the PRC Company Law and	Non-Voting			None
articles of-association of the Company; iii open overseas share accounts and to carry-out related change of foreign exchange registration procedures; iv carry-out relevant approval
procedures required by regulatory authorities and-venues in which the Company is listed, and to carry out filings with the-China
Securities Regulatory Commission; v carry out cancellation
procedures-for repurchased shares, decrease registered capital, and to make-corresponding amendments to the articles of
association of the Company-relating to share capital and
shareholdings etc, and to carry out statutory-registrations and filings within and outside China; vi approve and execute,-on behalf of the Company, documents and matters related to share repurchase;-The above CONTD

Page 252 of 350	05-Aug-2010

		Vote Summary

CONT	CONTD general mandate will expire on the earlier of Relevant		Non-Voting			None
	Period :- a-the conclusion of the AGM of the Company for 2010;
	b the expiration of a-period of twelve months following the
	passing of this special resolution at-the AGM for 2009, the first A
	shareholders' class meeting in 2010 and the-first H shareholders'
	class meeting in 2010; or c the date on which the-authority
	conferred by this special resolution is revoked or varied by a-
	special resolution of shareholders at a general meeting, or a
	special-resolution of shareholders at a class meeting of domestic
	share A share-shareholders or a class meeting of overseas-listed
	foreign invested share H-share shareholders, except where the
	Board of Directors CONTD
CONT	CONTD has resolved to repurchase domestic shares A shares		Non-Voting			None
	or-overseas-listed foreign invested shares H shares during the
	Relevant Period-and the share repurchase is to be continued or
	implemented after the relevant-period
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212246	55P	97500	0	05-May-2010	08-Jun-2010
212248	55P	367519	0	05-May-2010	08-Jun-2010

Page 253 of 350	05-Aug-2010

Vote Summary

CHINA SHENHUA ENERGY COMPANY LTD

Security	Y1504C113	Meeting Type	Class Meeting

Ticker Symbol		Meeting Date	18-Jun-2010

ISIN	CNE1000002R0	Agenda	702413030 - Management

City	BEIJING	Holding Recon Date	18-May-2010

Country	China	Vote Deadline Date	08-Jun-2010

SEDOL(s)	B09N7M0 - B0CCG94 - B1BJQZ9	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO	Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' ONLY-BELOW RESOLUTION.
THANK YOU.
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE	Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2
01004291691.pdf
S.1	Authorize the Board of Directors, to repurchase domestic shares	Management	For	For	None
[A shares] and overseas-listed foreign invested shares [H
shares]:- by reference to market conditions and in accordance with needs of the Company, to repurchase domestic shares [A
shares] not exceeding 10% of the number of domestic shares [A shares] in issue at the time when this resolution is passed at AGM and the relevant resolutions are passed at class meetings of shareholders, pursuant to PRC laws and regulations, and for
repurchases of domestic shares [A shares], the Company will
seek further approval from its shareholders in general meeting for each repurchase of domestic shares [A shares] even where the general mandate is granted, but will not be required to seek shareholders' approval at class meetings of domestic share [A share] shareholders or overseas-listed foreign invested share [H share] shareholders; 2] approve a general mandate to the Board of Directors to, by reference to market conditions and in
accordance with needs of the Company, to repurchase overseas-
listed foreign invested shares [H shares] not exceeding 10% of the number of overseas-listed foreign invested shares [H shares] in issue at the time when this resolution is passed at annual general meeting and the relevant resolutions are passed at class meetings of shareholders; 3] authorize the Board of Directors to [including but not limited to the following]: i) formulate and implement detailed repurchase plan, including but not limited to repurchase price, number of shares to repurchase, time of repurchase and period of repurchase etc; ii) notify creditors in accordance with the
PRC Company Law and articles of association of the Company;
iii) open overseas share accounts and to carry out related change of foreign exchange registration procedures; iv) carry out relevant approval procedures required by regulatory authorities and
venues in which the Company is listed, and to carry out filings with the China Securities Regulatory Commission; v) carry out
cancelation procedures for repurchased shares, decrease
registered capital, and to make corresponding amendments to the articles of association of the Company relating to share capital and shareholdings etc, and to carry out statutory registrations and filings within and outside China; vi) approve and execute, on behalf of the Company, documents and matters related to share repurchase; [Authority expires at the earlier of the conclusion of

Page 254 of 350	05-Aug-2010

		Vote Summary

the AGM of the Company for 2010; or the expiration of a period of
12 months following the passing of this special resolution at the
AGM for 2009, the first A shareholders' class meeting in 2010 and the first H shareholders' class meeting in 2010]; the date on which the authority conferred by this special resolution is revoked or varied by a special resolution of shareholders at a general
meeting, or a special resolution of shareholders at a class meeting of domestic share [A share] shareholders or a class meeting of overseas-listed foreign invested share [H share] shareholders, except where the Board of Directors has resolved to repurchase domestic shares [A shares] or overseas-listed foreign invested shares [H shares] during the Relevant Period and the share
repurchase is to be continued or implemented after the Relevant
Period
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212246	55P	97500	0	05-May-2010	08-Jun-2010
212248	55P	367519	0	05-May-2010	08-Jun-2010

Page 255 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP CO L

Security	G2112D105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	18-Jun-2010
ISIN	KYG2112D1051		Agenda	702431862 - Management
City	HONG KONG		Holding Recon Date	11-Jun-2010
Country	Cayman Islands		Vote Deadline Date	14-Jun-2010
SEDOL(s)	B1YC2B3 - B231MR4 - B244P39		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO		Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL
RESOLUTIONS. THANK YOU.
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100513/LTN2
0100513224.pdf
1	Approve the audited consolidation financial statements and		Management	For	For	None
together with the Directors' report and the independent Auditors'
report of the Company for the YE 31 DEC 2009
2	Declare a final dividend in respect of the YE 31 DEC 2009		Management	For	For	None
3.a	Re-elect Mr. Hu Yueming as an Executive Director		Management	For	For	None
3.b	Re-elect Mr. Chen Yongdao as an Executive Director		Management	For	For	None
3.c	Re-elect Mr. Lu Xun as an Executive Director		Management	For	For	None
3.d	Re-elect Mr. Jin Maoji as an Executive Director		Management	For	For	None
3.e	Authorize the Board of Directors of the Company to fix the		Management	For	For	None
remuneration of Directors
4	Re-appoint Deloitte Touche Tohmatsu as the Auditors of the		Management	For	For	None
Company and authorize the Board of Directors of the Company to fix their remuneration
5	Approve to grant a general mandate to the Directors of the		Management	For	For	None
Company to allot, issue and deal with the Company's share
6	Approve to grant a general mandate to the Directors of the		Management	For	For	None
Company to repurchase the Company's shares
7	Approve to extend the general mandate to issue shares of the		Management	For	For	None
Company by adding thereto the shares repurchased by the
Company
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	154000	0	17-May-2010	14-Jun-2010

Page 256 of 350	05-Aug-2010

Vote Summary

CHINA RAILWAY CONSTRUCTION CORPORATION LIMITED

Security	Y1508P110	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		18-Jun-2010

ISIN	CNE100000981	Agenda	702432319 - Management

City	BEIJING	Holding Recon Date	18-May-2010

Country	China	Vote Deadline Date	08-Jun-2010

SEDOL(s)	B2PFVH7 - B2Q4J02 - B2RJ1K0	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting			None
ID 701654 DUE TO ADDITIONAL R-ESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
I.1	Approve the fulfillment of conditions to the non-public issuance	Management	For	For	None
and placing of A shares by the Company
I.2	Approve the Plan in relation the non-public issuance and placing	Management	For	For	None
of A shares [supplemented and revised]
I.3	Approve the connected transactions in relation to the non-public	Management	For	For	None
issuance and placing of A shares
I.4	Approve the report on the use of proceeds from previous issuance	Management	For	For	None

I.5	Approve the feasible study report on the Investment Projects to be	Management	For	For	None
financed by the issue proceeds from the non-public issuance and placing of A shares
I.6	Approve the waiver from the requirement of general offer by China	Management	For	For	None
Railway Construction Corporation [CRCCG]
I.7	Authorize the Board of Directors to deal with relevant matters in	Management	For	For	None
relation to the non-public issuance and placing of A shares
I.1SA	Approve the types and nominal value of A shares to be issued,	Management	For	For	None
within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
I.1SB	Approve the method of issuance of the Non-Public Issuance and	Management	For	For	None
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
I.1SC	Approve the target subscribers and method of subscription of the	Management	For	For	None
Non-Public Issuance and Placing of A share, within the state of the PRC and be implemented subsequent to the grant of the
approvals from the relevant governmental authorities in the PRC upon application
I.1SD	Approve the size of the issuance of the Non-Public Issuance and	Management	For	For	None
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
I.1SE	Approve the issue price and pricing principle of the Non-Public	Management	For	For	None
Issuance and Placing of A share, within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
I.1SF	Approve the lock-up period arrangement of the Non-Public	Management	For	For	None
Issuance and Placing of A share, within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application

Page 257 of 350	05-Aug-2010

Vote Summary

I.1SG	Approve the use of proceeds of the Non-Public Issuance and	Management	For	For	None
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
I.1SH	Approve the place of listing of the Non-Public Issuance and	Management	For	For	None
Placing of A share, within the state of the PRC and be
implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
I.1SI	Approve the arrangement in relation to the accumulated	Management	For	For	None
undistributed profits of the Company prior to the non-public issuance and placing of A shares of the Company within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the PRC upon application
I.1SJ	Approve the Valid period of the resolution in relation to the Non-	Management	For	For	None
Public issuance and placing of A shares of the Company within the state of the PRC and be implemented subsequent to the grant of the approvals from the relevant governmental authorities in the
PRC upon application
I.S.2	Approve the Share Subscription Framework Agreement and the	Management	For	For	None
Supplemental Agreement entered into by the Company and
CRCCG: (a) the terms of the Share Subscription Framework
Agreement entered into by the Company and CRCCG on 02 MAR
2010 and the Supplementary Agreement entered into by the
Company and CRCCG on 26 APR 2010, and all transactions
contemplated under the Share Subscription Framework
Agreement and the Supplementary Agreement; and (b) the Share
Subscription Framework Agreement and the Supplementary
Agreement entered into by the Directors of the Company and
authorize the Directors of the Company to do all such acts and things and to sign and execute all documents and to take such steps as the directors of the Company (or any one of them) may in their absolute discretion consider necessary, appropriate,
desirable or expedient to give effect to or in connection with the
Share Subscription Framework Agreement and the
Supplementary Agreement or any of the transactions
contemplated there under and all other matters incidental thereto
II.1	Approve the audited financial statements of the Company for the	Management	For	For	None
YE 31 DEC 2009
II.2	Approve the Profits Distribution Plan of the Company for the YE	Management	For	For	None
31 DEC 2009 and the proposal for distribution of the final dividend for the year 2009
II.3	Approve the annual report for the YE 31 DEC 2009 of the	Management	For	For	None
Company and its summary
II.4	Approve the report of the Board of Directors of the Company for	Management	For	For	None
the YE 31 DEC 2009
II.5	Approve the report of the Supervisory Committee of the Company	Management	For	For	None
for the YE 31 DEC 2009
II.6	Appointment of Accounting Firm as the External Auditors of the	Management	For	For	None
Company for the year 2010 and the payment of its auditing
expenses
II.7	Approve the remuneration packages of Directors for the year 2009	Management	For	For	None

II.8	Approve the adjustment to the annual basic salaries for the	Management	For	For	None
Independent Directors of the Company
II.9	Amend the rule governing the decision-making process in relation	Management	For	For	None
to connected transactions of the Company
Page 258 of 350	05-Aug-2010

		Vote Summary

II.S1	Authorize the Board of Directors to issue the overseas listed		Management	For	For	None
	foreign invested shares ("H Share(s)") of the Company: (a) subject
	to Paragraphs (i), (ii) and (iii) below, during the Relevant Period
	(as defined), an unconditional general mandate to allot, issue
	and/or deal with additional H Shares, and to make or grant offers,
	agreements or options in respect thereof: (i) such mandate shall
	not extend beyond the Relevant Period save that the board of
	directors may during the Relevant Period make or grant offers,
	agreements or options which might require the exercise of such
	powers after the end of the Relevant Period; (ii) the aggregate
	nominal amount of the H Shares to be allotted, issued and/or dealt
	with or agreed conditionally or unconditionally to be allotted,
	issued and/or dealt with by the board of directors shall not exceed
	20% of the aggregate nominal amount of its existing H Shares at
	the date of the passing of this resolution; and (iii) the Board of
	Directors will only exercise its power under such mandate in
	accordance with the Company Law and the Listing Rules of Hong
	Kong Stock Exchange (as amended from time to time) or
	applicable laws, rules and regulations of any other government or
	regulatory bodies and only if all necessary approvals from the
	CSRC and/or other relevant PRC government authorities are
	obtained; [Authority expires the earlier of the conclusion of the
	next AGM or the expiration of the period within which the next
	AGM is to be held by law]; (c) contingent on the Board of Directors
	resolving to issue H Shares pursuant to Paragraph (a) of this
	special resolution, to increase the registered capital of the
	Company to reflect the number of H Shares to be issued by the
	Company pursuant to Paragraph (a) of this special resolution and
	to make such appropriate and necessary amendments to the
	Articles of Association of the Company as they think fit to reflect
	such increase in the registered capital of the Company and to take
	any other action and complete any formality required to effect the
	issuance of H Shares pursuant to Paragraph (a) of this special
	resolution and the increase in the registered capital of the
	Company
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

522362	55P	322500	0	17-May-2010	08-Jun-2010

Page 259 of 350	05-Aug-2010

Vote Summary

CHINA RAILWAY CONSTRUCTION CORPORATION LIMITED

Security	Y1508P110	Meeting Type	Class Meeting

Ticker Symbol	Meeting Date		18-Jun-2010

ISIN	CNE100000981	Agenda	702436747 - Management

City	BEIJING	Holding Recon Date	18-May-2010

Country	China	Vote Deadline Date	08-Jun-2010

SEDOL(s)	B2PFVH7 - B2Q4J02 - B2RJ1K0	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting			None
ID 701802 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE	Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100430/LTN2
0100430957.pdf
S.1.a	Approve the Non-Public Issuance and Placing of A Shares of the	Management	For	For	None
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Types and nominal value of A Shares to be issued
S.1.b	Approve the Non-Public Issuance and Placing of A Shares of the	Management	For	For	None
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Method of issuance
S.1.c	Approve the Non-Public Issuance and Placing of A Shares of the	Management	For	For	None
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Target subscribers and method of
subscription
S.1.d	Approve the Non-Public Issuance and Placing of A Shares of the	Management	For	For	None
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: The size of the issuance
S.1.e	Approve the Non-Public Issuance and Placing of A Shares of the	Management	For	For	None
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Issue price and pricing principle
S.1.f	Approve the Non-Public Issuance and Placing of A Shares of the	Management	For	For	None
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Lock-up period arrangement
S.1.g	Approve the Non-Public Issuance and Placing of A Shares of the	Management	For	For	None
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Use of proceeds
S.1.h	Approve the Non-Public Issuance and Placing of A Shares of the	Management	For	For	None
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Place of listing

Page 260 of 350	05-Aug-2010

Vote Summary

S.1.i	Approve the Non-Public Issuance and Placing of A Shares of the		Management	For	For	None
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Arrangement relating to the
accumulated undistributed profits of the Company prior to the
Non-Public Issuance and Placing of A Shares
S.1.j	Approve the Non-Public Issuance and Placing of A Shares of the		Management	For	For	None
Company within the PRC and to implement subsequent to the
grant of approvals from the relevant governmental authorities in the PRC upon application: Valid period of the resolution in relation to the Non-Public Issuance and Placing of A Shares
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	322500	0	19-May-2010	08-Jun-2010

Page 261 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares INDXX China Infrastructure Index Fund

CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEI

Security	Y14369105	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		18-Jun-2010

ISIN	CNE1000002F5	Agenda	702441483 - Management

City	BEIJING	Holding Recon Date	18-May-2010

Country	China	Vote Deadline Date	08-Jun-2010

SEDOL(s)	B1JKTQ6 - B1L7ZX4 - B1MT2B6	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE	Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN2
0100427786.pdf
1	Approve the report of the Board of Directors of the Company for	Management	For	For	None
the year 2009
2	Approve the report of the Supervisory Committee of the Company	Management	For	For	None
for the year 2009
3	Approve the audited consolidated financial statements of the	Management	For	For	None
Company for the YE 31 DEC 2009
4	Approve the profit distribution plan for the year 2009 as	Management	For	For	None
recommended by the Board of Directors of the Company
5	Re-appoint PricewaterhouseCoopers as the Company's	Management	For	For	None
International Auditors and PricewaterhouseCoopers Zhong Tian
CPAs Limited Company as the Company's domestic Auditors for a term ending at the next AGM of the Company and authorize the
Board of Directors of the Company to determine their respective remuneration
6	Re-elect Mr. LIU Xiangdong as the Supervisor of the Company,	Management	For	For	None
with effect from 18 June 2010 for a term of 3 years
7	Re-elect Mr. XU Sanhao as the Supervisor of the Company, with	Management	For	For	None
effect from 18 June 2010 for a term of three years
8	Approve the Share Appreciation Rights Plan; authorize the Board	Management	For	For	None
of Directors of the Company to implement the Share Appreciation
Rights Plan, approve, execute, perform, amend and terminate all such agreements, deeds, any other document or do things as it may consider necessary in connection with the implementation of the Share Appreciation Rights Plan, except for those rights that can only be exercised with the approval by the Shareholders of the Company as specifically provided by the laws, regulations or other regulatory documents
S.9	Authorize the Board of Directors of the Company (i) to exercise	Management	For	For	None
the powers to allot, issue and deal with additional H shares and domestic shares of the Company not more than 20% of each of
the existing issued H shares and domestic shares of the Company in issue at the date of passing this resolution during the Relevant
Period (as defined in the Notice of AGM which was dispatched on or around the same time as this form of proxy), either separately or concurrently, and to make or grant offers, agreements and options in respect thereof; (ii) to increase the registered capital and amend the Articles of Association of the Company to reflect such increase in the registered capital of the Company under above general mandate; and (iii) to approve, execute or do or procure to be done documents or things in connection with the issue of these additional shares

Page 262 of 350	05-Aug-2010

		Vote Summary

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares
212246	55P	120000	0	24-May-2010	08-Jun-2010
522362	55P	396000	0	24-May-2010	08-Jun-2010

Page 263 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund
Emerging Global Shares INDXX China Infrastructure Index Fund

ANGANG STEEL COMPANY LTD

Security		Y0132D105		Meeting Type	Annual General Meeting
Ticker Symbol				Meeting Date	18-Jun-2010
ISIN		CNE1000001V4		Agenda	702444340 - Management
City		ANSHAN CITY		Holding Recon Date	18-May-2010
Country		China		Vote Deadline Date	08-Jun-2010
SEDOL(s)		5985511 - 6015644 - B01W468		Quick Code
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation

CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE			Non-Voting			None
BY CLICKING ON THE URL-
LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100429/
LTN201004291437.-pdf
1	Approve the report of the Board of Directors of the Company for			Management	For	For	None
2009
2	Approve the report of the Supervisory Committee of the Company			Management	For	For	None
for 2009
3	Approve the Audited financial statements of the Company for			Management	For	For	None
2009
4	Approve the proposal for distribution of the profits of the Company			Management	For	For	None
for 2009
5	Approve the proposed remuneration of the Directors and			Management	For	For	None
Supervisors of the Company for 2009
6	Approve the appointment of RSM China Certified Public			Management	For	For	None
Accountants and RSM Nelson Wheeler Certified Public
Accountants as the domestic and international Auditor of the
Company, respectively, for 2010, and authorize the Board of
Directors of the Company to determine their remunerations
S.7	Approve to grant the general mandate to the Board of Directors			Management	For	For	None
the 'Board' and/or the Committee of the Board (which is composed by the Directors of the Company and authorized by the Board)
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212248		55P	233242	0	24-May-2010	08-Jun-2010
522362		55P	176000	0	24-May-2010	08-Jun-2010

Page 264 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

CHINA COSCO HOLDINGS CO. LTD

Security	Y1455B106		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	18-Jun-2010
ISIN	CNE1000002J7		Agenda	702449934 - Management
City	HONG KONG		Holding Recon Date	17-May-2010
Country	China		Vote Deadline Date	14-Jun-2010
SEDOL(s)	B0B8Z18 - B0CL356 - B0YK588		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING		Non-Voting			None
INFORMATION IS AVAILABLE BY CLIC-KING ON THE
MATERIAL URL LINK:
http://www.hkexnews.hk/listedco/listconews/sehk-
/20100429/LTN20100429402.pdf
1	Approve the report of the Board of Directors of the Company [the		Management	For	For	None
'Board of Directors'] for the YE 31 DEC 2009
2	Approve the report of the Supervisory Committee of the Company		Management	For	For	None
for the YE 31 DEC 2009
3	Approve the audited financial statements and the Auditors' report		Management	For	For	None
of the Company for the YE 31 DEC 2009
4	Approve the 2009 profit distribution plan		Management	For	For	None
5	Re-appoint PricewaterhouseCoopers as the International Auditors		Management	For	For	None
of the Company and Zhongruiyuehua certified Public Accountants
co., ltd. as the PRC Auditors of the Company to hold office until the conclusion of the next AGM and to authorize the Board of
Directors to fix their remuneration
S.6	Approve the issue of medium term notes in an aggregate principal		Management	For	For	None
amount not exceeding RMB 10 billion [the medium- term notes]
and authorize the Board of Directors to deal with all matters in connection with the issue of the Medium Term Notes
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	157500	0	26-May-2010	14-Jun-2010

Page 265 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

OJSC OC ROSNEFT

Security	67812M207	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date		18-Jun-2010
ISIN	US67812M2070	Agenda	702455189 - Management
City	TBD	Holding Recon Date	29-Apr-2010
Country	Russian Federation	Vote Deadline Date	08-Jun-2010
SEDOL(s)	B17FSC2 - B1N63N5 - B550CN6	Quick Code
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1	Approve the Company annual report	Management	For	For	None
2	Approve the Company annual accounting statements, including	Management	For	For	None
profit and loss statements (Profit and Loss Accounts)
3	Approve the distribution of the Company profits based on the	Management	For	For	None
results of the year 2009
4	Approve the amounts, timing, and form of payment of dividends in	Management	For	For	None
accordance with the results of the year 2009
5	Approve the remuneration and reimbursement of expenses for	Management	For	For	None
members of the Board of Directors of the Company
0	PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS	Non-Voting			None
RESOLUTION REGARDING THE-ELECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR"
THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
ANY QUESTIONS.
6.1	Election of Bogdanov Vladimir Leonidovich as a Member of the	Management	For	For	None
Board of Directors of the Company
6.2	Election of Bogdanchikov Sergey Mikhailovich as a Member of the	Management	For	For	None
Board of Directors of the Company
6.3	Election of Kostin Andrey Leonidovich as a Member of the Board	Management	For	For	None
of Directors of the Company
6.4	Election of Kudryashov Sergey Ivanovich as a Member of the	Management	For	For	None
Board of Directors of the Company
6.5	Election of Nekipelov Alexander Dmitrievich as a Member of the	Management	For	For	None
Board of Directors of the Company
6.6	Election of Petrov Youriy Alexandrovich as a Member of the Board	Management	For	For	None
of Directors of the Company
6.7	Election of Reous Andrey Georgievich as a Member of the Board	Management	For	For	None
of Directors of the Company
6.8	Election of Rudloff Hans-Joerg as a Member of the Board of	Management	For	For	None
Directors of the Company
6.9	Election of Sechin Igor Ivanovich as a Member of the Board of	Management	For	For	None
Directors of the Company
6.10	Election of Tokarev Nikolay Petrovich as a Member of the Board	Management	For	For	None
of Directors of the Company
7.1	Election of Kobzev Andrey Nikolaevich as a Member of the	Management	For	For	None
Internal Audit Commission of the Company
7.2	Election of Pakhomov Sergey Alexandrovich as a Member of the	Management	For	For	None
Internal Audit Commission of the Company
7.3	Election of Pesotskiy Konstantin Valerievich as a Member of the	Management	For	For	None
Internal Audit Commission of the Company

Page 266 of 350	05-Aug-2010

Vote Summary

7.4	Election of Fisenko Tatiana Vladimirovna as a Member of the	Management	For	For	None
Internal Audit Commission of the Company
7.5	Election of Yugov Alexander Sergeevich as a Member of the	Management	For	For	None
Internal Audit Commission of the Company
8	Election of the External Auditor of the Company	Management	For	For	None

9.1	Approve the related party transactions: providing by OOO 'RN-	Management	For	For	None
Yuganskneftegas' of the services to the Company on production at oil and gas fields, the licenses for development thereof held by the Company, production of oil in the amount of 63,435.0
thousand tons and production of associated gas in the amount of
3,916.0 million cubic meters for the overall maximum amount of
115,000,000.0 thousand Roubles and on transfer of produced
resources of hydrocarbons to the Company for further distribution
9.2	Approve the related party transactions: providing by OJSC 'AK	Management	For	For	None
'Transneft' of the services to the Company on transportation of crude oil by long-distance pipelines in the quantity of 114,000.0 thousand tons for a fee not exceeding the overall maximum
amount of 167,000,000.0 thousand Roubles in the year 2011
9.3	Approve the related party transactions: execution by the Company	Management	For	For	None
of the General Agreement with OJSC 'Russian Regional
Development Bank' on the general terms and conditions of
deposit transactions and transactions within this General
Agreement on deposit by the Company of its cash funds in
Roubles, and/or in USA dollars, and/or in EURO at accounts with
OJSC 'Russian Regional Development Bank' for the maximum
amount of 493,000,000.0 thousand Roubles at the specified terms and conditions
9.4	Approve the related party transactions: execution by the Company	Management	For	For	None
of the general agreement with OJSC Bank VTB on general terms and conditions of deposit transactions and transactions within this general agreement on deposit by the Company of its cash funds in
Roubles, and/or in USA dollars, and/or in EURO at accounts with
OJSC Bank VTB for the maximum amount of 493,000,000.0
thousand Roubles at the specified terms and conditions
9.5	Approve the related party transactions: execution by the Company	Management	For	For	None
of the general agreement with OJSC 'Russian Regional
Development Bank' on general terms and conditions of foreign currency exchange transactions and transactions within this
General Agreement on purchase and sales of foreign currency
(forex transactions) with the following currency pairs: USA
dollar/rouble, EURO/rouble, EURO/USA dollar for the overall
maximum amount of 238,000,000.0 thousand Roubles at the
specified exchange rates
9.6	Approve the related party transactions: execution by the Company	Management	For	For	None
of the general agreement with OJSC Bank VTB on general terms and conditions of foreign currency exchange transactions with the use of 'Reuter Dealing' 'BS-Client' systems and transactions within this General Agreement on sales and purchase of foreign
currency (forex transactions) with the following currency pairs:
USA Dollar/Rouble, Euro/Rouble, EURO/USA dollar for the overall maximum amount of 578,000,000.0 thousand Roubles at the
specified exchange rates

Page 267 of 350	05-Aug-2010

		Vote Summary

9.7	Approve the related party transactions: the execution by the		Management	For	For	None
	Company of the agreement with OJSC 'Russian Regional
	Development Bank' on procedure for execution of credit
	transactions with the use of 'Reuter Dealing' system and also
	performing of transactions within this Agreement on receiving by
	the Company of loans from OJSC 'Russian Regional
	Development Bank' in Roubles, and/or in USA dollars, and/or in
	EURO for the overall maximum amount of 216,000,000.0
	thousand Roubles
9.8	Approve the related party transactions: the execution by the		Management	For	For	None
	Company of the agreement with OJSC Bank VTB on procedure
	for execution of credit transactions with the use of 'Reuter Dealing'
	system and also performing of transactions within this Agreement
	on receiving by the Company of loans from OJSC Bank VTB in
	Roubles, and/or in USA dollars, and/or in EURO for the overall
	maximum amount of 216,000,000.0 thousand Roubles at the
	specified terms and conditions
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212246	55P	72209	0	01-Jun-2010	08-Jun-2010
212251	55P	51206	0	01-Jun-2010	08-Jun-2010

Page 268 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

TIGER BRANDS LTD

Security	S84594142		Meeting Type	Ordinary General Meeting

Ticker Symbol			Meeting Date	21-Jun-2010

ISIN	ZAE000071080		Agenda	702471121 - Management

City	BRYANSTON		Holding Recon Date	18-Jun-2010

Country	South Africa		Vote Deadline Date	11-Jun-2010

SEDOL(s)	B0J4PP2 - B0MHHG3 - B0N4871		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

1	Approve, subject to the Listings Requirements and the Act, the		Management	For	For	None
Company makes a specific cash payment of 270 cents per
ordinary share to members of the Company registered as such at the close of business on Friday, 09 JUL 2010, by way of a
reduction in the Company's share premium account
2	Authorize the Directors of the Company, subject to the Listings		Management	For	For	None
Requirements, and the Act, to make a payment to shareholders out of the Company's share premium account, in lieu of a final dividend, or part thereof, for the YE 30 SEP 2010, provided that:
Authority expires the earlier of the conclusion of the shall next
AGM or 15 months from the date of this meeting ; having regard to any other payments to shareholders (including the cash
distribution contemplated in ordinary resolution number CONT
CONT	CONT 1) such payments will not in aggregate exceed 20% of the		Non-Voting			None
Company's-issued share capital, including reserves but excluding minority interests and-revaluation of Assets and Intangible Assets that are not supported by a-valuation by an independent
professional expert acceptable to the JSE-prepared within the last
6 months, in any one FY; and such payments are made-pro rata to all shareholders and otherwise in compliance with the Listings-
Requirements, subject to the above, the quantum of the reduction in share-premium will be determined by the board of the Company or its delegee
3	Authorize any Director or Officer of the Company, to execute all		Management	For	For	None
documents and to do all such further acts and things as may be necessary to give effect to Ordinary Resolutions 1 and 2
	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE		Non-Voting			None
IN RECEIPT OF CONSERVATIVE R-ECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS-PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	2953	0	07-Jun-2010	11-Jun-2010

Page 269 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD

Security	Y07717104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	22-Jun-2010
ISIN	CNE100000221		Agenda	702387083 - Management
City	BEIJING		Holding Recon Date	20-May-2010
Country	China		Vote Deadline Date	10-Jun-2010
SEDOL(s)	6208422 - B06ML17 - B0R2JP6		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

1	Approve the report of the Board of Directors of the Company (the		Management	For	For	None
"Board") for the YE 31 DEC 2009
2	Approve the report of the Supervisory Committee of the Company		Management	For	For	None
for the YE 31 DEC 2009
3	Approve the audited Financial Statements and the Independent		Management	For	For	None
Auditor's Report for the YE 31 DEC 2009
4	Approve the profit appropriation proposal for the YE 31 DEC 2009		Management	For	For	None
5	Appointment of Mr. Zhang Guanghui as the Executive Director of		Management	For	For	None
the Company, and the granting of the authorisation to the Board to determine his remuneration. His term will commence from the
conclusion of this meeting until the expiration of the term of the fourth session of the Board, i.e., the date of the annual general meeting of the Company to be held in 2011
6	Authorize the Board to arrange for service contract and/or		Management	For	For	None
appointment letter to be issued by the Company to Mr. Zhang
Guanghui, upon such terms and conditions as the Board shall
think fit, and to do all such acts and things to effect such matters
7	Re-appointment of PricewaterhouseCoopers Zhong Tian CPAs		Management	For	For	None
Limited Company and PricewaterhouseCoopers, as the
Company's PRC and international auditors, respectively, for the year ended 31 December 2010 and the granting of the
authorisation to the Board to determine their remuneration
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	320000	0	26-Apr-2010	10-Jun-2010

Page 270 of 350	05-Aug-2010

Vote Summary

FOSUN INTL LTD

Security	Y2618Y108		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	22-Jun-2010
ISIN	HK0656038673		Agenda	702391397 - Management
City	HONG KONG		Holding Recon Date	17-Jun-2010
Country	China		Vote Deadline Date	17-Jun-2010
SEDOL(s)	B1Z7FX0 - B23DHW0 - B23DJG8		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

1	Receive the audited consolidated financial statements and the		Management	For	For	None
reports of the Directors of the Company and of Auditors for the YE
31 DEC 2009
2	Declare a final dividend for the YE 31 DEC 2009		Management	For	For	None
3.1	Re-elect Mr. Qin Xuetang as an Executive Director of the		Management	For	For	None
Company
3.2	Re-elect Mr. Liu Benren as a Non-Executive Director of the		Management	For	For	None
Company
3.3	Re-elect Mr. Zhang Shengman as an Independent Non-Executive		Management	For	For	None
Director of the Company
3.4	Re-elect Mr. Andrew Y. Yan as an Independent Non-Executive		Management	For	For	None
Director of the Company
3.5	Authorize the Board of Directors of the Company to fix the		Management	For	For	None
remuneration of the Directors of the Company
4	Re-appoint Messrs. Ernst & Young as the Auditors and authorize		Management	For	For	None
the Board of Directors of the Company to fix their remuneration
5	Authorize the Directors of the Company to purchase the shares of		Management	For	For	None
the Company not exceeding 10% of the aggregate nominal
amount of the issued share capital of the Company as at the date of passing of this resolution
6	Authorize the Directors of the Company to issue, allot and deal		Management	For	For	None
with additional shares of the Company not exceeding 20% of the aggregate nominal amount of the issued share capital of the
Company as at the date of passing of this resolution
7	Approve to extend the general mandate granted to the Directors of		Management	For	For	None
the Company to issue, allot and deal with additional shares in the capital of the Company by the aggregate nominal amount of
shares repurchased by the Company
CMMT	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING		Non-Voting			None
INFORMATION IS AVAILABLE BY-CLICKING ON THE
MATERIAL URL LINK --
http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2
0100423288.pdf
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE		Non-Voting			None
OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO
ACTION" VOTE.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	264500	0	28-Apr-2010	17-Jun-2010

Page 271 of 350	05-Aug-2010

Vote Summary

HUANENG POWER INTERNATIONAL INC, BEIJING

Security	Y3744A105		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	22-Jun-2010
ISIN	CNE1000006Z4		Agenda	702421140 - Management
City	BEIJING		Holding Recon Date	01-Jun-2010
Country	China		Vote Deadline Date	10-Jun-2010
SEDOL(s)	5788839 - 6099671 - 6441904 - B01XLD7 -		Quick Code
B16TW67
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO		Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS.
THANK YOU.
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN2
0100506817.pdf
1	Approve the working report from the Board of Directors of the		Management	For	For	None
Company for year 2009
2	Approve the working report from the Supervisory Committee of the		Management	For	For	None
Company for year 2009
3	Approve the audited financial statements of the Company for year		Management	For	For	None
2009
4	Approve the profit distribution plan of the Company for year 2009		Management	For	For	None
5	Approve the proposal regarding the appointment of the		Management	For	For	None
Company's Auditors for year 2010
S.6	Approve the proposal regarding the issue of short-term		Management	For	For	None
debentures by the Company
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	460000	0	10-May-2010	10-Jun-2010

Page 272 of 350	05-Aug-2010

Vote Summary

SHANGHAI ELECTRIC GROUP CO LTD

Security	Y76824104	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		22-Jun-2010

ISIN	CNE100000437	Agenda	702422534 - Management

City	SHANGHAI	Holding Recon Date	20-May-2010

Country	China	Vote Deadline Date	10-Jun-2010

SEDOL(s)	B07J656 - B07ZG10 - B0XNVS0	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE	Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN2
0100506633.pdf
1	Approve the annual report of the Company for the YE 31 DEC	Management	For	For	None
2009
2	Approve the report of the Board for the YE 31 DEC 2009	Management	For	For	None

3	Approve the report of the Supervisory Committee for the YE 31	Management	For	For	None
DEC 2009
4	Approve the report of the Auditors, the audited financial	Management	For	For	None
statements and the financial results of the Company for the YE 31
DEC 2009
5	Approve the profit distribution plan of the Company for the YE 31	Management	For	For	None
DEC 2009
6	Re-appointment of Ernst & Young Hua Ming as the Company's	Management	For	For	None
PRC Auditor and Ernst & Young as the Company's international
Auditor for the FYE 31 DEC 2010, and authorize the Board to
determine the Auditors' remunerations
7	Approve the emoluments of the Directors and Supervisors for the	Management	For	For	None
YE 31 DEC 2010 and ratify the emoluments paid to the Directors and Supervisors for the YE 31 DEC 2009
8	Approve to renew the liability insurance for the Directors,	Management	For	For	None
Supervisors and Senior Management of the Company, authorize
the Board to determine any adjustments to the limits of liability and premiums and authorize the management of the Company to
handle issues relating to the liability insurance on a yearly basis including but not limited to selection of the insurance company and execution of insurance contracts
9	Approve the continuing connected transactions contemplated	Management	For	For	None
under the framework purchase agreement between Shanghai
Mitsubishi Elevator Co. Ltd. and MESMEE dated 03 FEB 2010 in relation to the purchase of certain products from MESMEE by the
Group and the proposed annual caps thereof
10.1	Approve the proposed provision of the guarantee of maximum	Management	For	For	None
limit of RMB11.53 million by the Company for the loan of
Shanghai Heavy Machinery Plant Company Ltd. in the year 2010
10.2	Approve the proposed provision of the guarantee of maximum	Management	For	For	None
limit of RMB80 million by the Company for the loan of Shanghai
Electric Import & Export Co., Ltd in the year 2010
10.3	Approve the proposed provision of the guarantee of maximum	Management	For	For	None
limit of RMB10 million by the Company for the loan of Shanghai
Relay Company Ltd

Page 273 of 350	05-Aug-2010

Vote Summary

10.4	Approve the proposed provision of the guarantee of maximum		Management	For	For	None
limit of RMB130 million by Shanghai Mechanical & Electrical Co.,
Ltd. for the loan of Shanghai Welding Equipment Company Ltd
10.5	Approve the proposed provision of the guarantee of maximum		Management	For	For	None
limit of RMB300 million by Shanghai Heavy Machinery Plant
Company Limited for the loan of Shanghai Electric Nuclear Power
Equipment Company
10.6	Approve the proposed provision of the guarantee of maximum		Management	For	For	None
limit of RMB155 million by Shanghai Heavy Machinery Plant
Company Limited for the loan of Shanghai No. 1 Machine Tool
Works Company Ltd
10.7	Approve the proposed provision of the guarantee of maximum		Management	For	For	None
limit of RMB3 million by Shanghai Heavy Machinery Plant
Company Limited for the loan of Shanghai Environmental
Protection Equipment Engineering Company Ltd
10.8	Approve the proposed provision of the guarantee of maximum		Management	For	For	None
limit of RMB16.6 million by Shanghai Electric Environmental
Protection Investment Co., Ltd. for the loan of Shanghai Electric
Nantong Water Treatment Company Ltd
10.9	Approve the proposed provision of the guarantee of maximum		Management	For	For	None
limit of RMB295 million by Shanghai Boiler Works Ltd. for the loan of Shanghai Electric Wind Power Equipment Company Ltd
10.10	Approve the proposed provision of the an integrated credit		Management	For	For	None
guarantee of maximum limit of USD 25 million approximately
RMB170.68 million by Shanghai Boiler Works Company Ltd for
Shanghai Electric Group Shanghai Electric Machinery Co. Ltd
10.11	Approve the proposed provision of the letter of guarantee with		Management	For	For	None
total amount of RMB2561.5 million issued by Shanghai Electric
Group Finance Company Ltd. to financial institutions in respect of loans to be granted to the Company and the subsidiaries of the
Company
10.12	Approve the proposed provision of the letter of guarantee with		Management	For	For	None
total amount of RMB4.1 million issued by Shanghai Electric Group
Finance Company Ltd. to financial institutions in respect of loans to be granted to the subsidiaries of Shanghai Electric (Group)
Corporation
	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT		Non-Voting			None
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	484000	0	12-May-2010	10-Jun-2010

Page 274 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

VALE SA, RIO DE JANEIRO

Security		P96609139		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date	22-Jun-2010
ISIN		BRVALEACNOR0		Agenda	702443172 - Management
City		RIO DE JANEIRO		Holding Recon Date	18-Jun-2010
Country		Brazil		Vote Deadline Date	14-Jun-2010
SEDOL(s)		2196286 - 7332706 - B234NB4 - B2QYXQ6		Quick Code

Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A			Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
CMMT	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE			Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN			Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Election of the Principal member to the Board of Directors			Management	For	For	None

Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522021		55P	50400	0	24-May-2010	15-Jun-2010

Page 275 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

VALE SA, RIO DE JANEIRO

Security		P2605D109		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date	22-Jun-2010
ISIN		BRVALEACNPA3		Agenda	702443184 - Management
City		RIO DE JANEIRO		Holding Recon Date	18-Jun-2010
Country		Brazil		Vote Deadline Date	14-Jun-2010
SEDOL(s)		2256630 - 2257127 - 5896851 - B04S872 -		Quick Code
B142LF0
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A			Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
CMMT	PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS			Non-Voting			None
CAN VOTE ON ITEM 1 ONLY. THANK-YOU.
CMMT	PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE			Non-Voting			None
TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE
CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE
ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S
NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR
AGAINST OF THE DEFAULT COMPANY'S CANDIDATE. THANK
YOU.
CMMT	PLEASE NOTE THAT VOTES 'IN FAVOR' AND 'AGAINST' IN			Non-Voting			None
THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES
IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-
ARE ALLOWED. THANK YOU
1	Election of the Principal member as the Board of Directors			Management	For	For	None

Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244254		55P	88299	0	24-May-2010	14-Jun-2010
244255		55P	41330	0	24-May-2010	14-Jun-2010

Page 276 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

PETROBRAS ENERGIA SA, BUENOS AIRES

Security	P7873P114		Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol			Meeting Date	22-Jun-2010

ISIN	ARPERE010103		Agenda	702458197 - Management

City	RIO DE JANEIRO		Holding Recon Date	17-Jun-2010

Country	Argentina	Blocking	Vote Deadline Date	03-Jun-2010

SEDOL(s)	2681931 - B038C37		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE BE ADVISED THAT IN ORDER TO PERMIT FOREIGN		Non-Voting			None
SHAREHOLDERS TO PARTICIPATE-IN SHAREHOLDERS'
MEETINGS, ARGENTINEAN COMPANIES MAY REQUEST
FOREIGN-SHAREHOLDERS TO PROVIDE PROOF OF THEIR
REGISTRATION AT THE SUPERINTENDENCY OF-
CORPORATIONS INSPECCION GENERAL DE JUSTICIA .
1.A	Approve the amendment of the Corporate Bylaws of the Company		Management	For	For	None
to to amend the quantitative limit of preferred shares to
2,400,000,000 shares issued by the Company, maintaining the
current amount of BRL 60,000,000,000.00 in accordance with the terms of Article 40, line I, of the Corporate bylaws of the
Company, observing the transitory provision indicated in item C below
1.B	Approve the amendment of the Corporate Bylaws of the Company		Management	For	For	None
to amend the Corporate Bylaws of the Company to insert a Clause to set an authorized capital limit for common shares issued by the
Company, in the amount of BRL 90,000,000,000.00, through the issuance of common shares within the limit of 3,200,000,000
shares, in accordance with the terms of Article 40 of the
Corporate bylaws of the Company, observing the transitory
provision indicated in item C below, as well as to make the
necessary adjustments in the cross references throughout the
Corporate Bylaws of the Company, as a function of the provision in the new Section
1.C	Approve the amendment of the Corporate Bylaws of the Company		Management	For	For	None
to amend the Corporate Bylaws of the Company to insert a
transitory provision to clarify that the authorized capital limits inserted in accordance with the terms of items A and B above will be valid only for the issuance of common and preferred shares specific ally within the context of an offer for public share subscription that contains a priority allocation structure in accordance with the terms of Article 21 of national securities commission instruction number 400 of 29 DEC 2003, and that
gives a preemptive right to the share holders, in CONTD.
CONT	CONTD. accordance with the terms of Article 171, read together		Non-Voting			None
wit h Article-172, of law number 6404 of 15 DEC 1976, as
amended, from here onward the-Brazilian Corporate law, without prejudice to the provision in Item D in-regard to the exclusion of the preemptive right or reduction of the period-for its exercise, with it being observed t hat such an offer must be made-with in a period of one year counted from the date of the resolution passed-
by the EGM called

Page 277 of 350	05-Aug-2010

		Vote Summary

1.D	Approve the amendment of the Corporate Bylaws of the Company		Management	For	For	None
to amend the language of paragraphs 1 and 2 of Article 4 of the
Corporate bylaws of the Company, because of the change in the authorized capital limit of the Company, as provided for above, allowing the Board of Directors of the Company to approve the capital increase through the issuance of common shares and or of preferred shares, without granting a preemptive right to the shareholders, or with a reduction of the period that is dealt with in
Article 171, paragraph 4, of the Corporate law
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212251	55P	34697	0	01-Jun-2010	03-Jun-2010

Page 278 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund
Emerging Global Shares INDXX China Infrastructure Index Fund

ALUMINUM CORPORATION OF CHINA LTD

Security	Y0094N109	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		22-Jun-2010

ISIN	CNE1000001T8	Agenda	702458870 - Management

City	BEIJING	Holding Recon Date	20-May-2010

Country	China	Vote Deadline Date	10-Jun-2010

SEDOL(s)	6425395 - B05PCN6 - B06KK36 - B16MTQ5	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE	Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100506/LTN2
0100506715.pdf
1	Approve the Directors' report for the YE 31 DEC 2009	Management	For	For	None

2	Approve the report of the Supervisory Committee for the YE 31	Management	For	For	None
DEC 2009
3	Approve the Independent Auditor's report and the audited financial	Management	For	For	None
report of the Company for the YE 31 DEC 2009 [including the
financial report prepared in accordance with the International
Financial Reporting Standards and the financial report prepared in accordance with the PRC Accounting Standards for Business
Enterprises [2006]]
4	Approve the non-payment of 2009 final dividends for the YE 31	Management	For	For	None
DEC 2009 and non-implementation of increasing share capital by transferring capital reserves
5.a	Re-appoint Mr. Xiong Weiping as an Executive Director of the 4th	Management	For	For	None
session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM
5.b	Re-appoint Mr. Luo Jianchuan as an Executive Director of the 4th	Management	For	For	None
session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM
5.c	Re-appoint Mr. Chen Jihua as an Executive Director of the 4th	Management	For	For	None
session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM
5.d	Re-appoint Mr. Liu Xiangmin as an Executive Director of the 4th	Management	For	For	None
session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM
6.a	Re-appoint Mr. Shi Chungui as a Non-Executive Directors of the	Management	For	For	None
4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM
6.b	Re-appoint Mr. Lv Youqing as a Non-Executive Directors of the	Management	For	For	None
4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM
7.a	Re-appoint Mr. Zhang Zhuoyuan as an Independent Non-	Management	For	For	None
Executive Directors of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM
7.b	Re-appoint Mr. Wang Mengkui as an Independent Non-Executive	Management	For	For	None
Directors of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM
7.c	Re-appoint Mr. Zhu Demiao as an Independent Non-Executive	Management	For	For	None
Directors of the 4th session of the Board for a term of three years expiring upon conclusion of the Company's 2012 AGM

Page 279 of 350	05-Aug-2010

Vote Summary

8.a	Re-appoint Mr. Ao Hong as shareholders-elected Supervisors of	Management	For	For	None
the 4th session of the Supervisory Committee for a term of three years expiring upon conclusion of the Company's 2012 AGM
8.b	Re-appoint Mr. Zhang Zhankui as shareholders-elected	Management	For	For	None
Supervisors of the 4th session of the Supervisory Committee for a term of three years expiring upon conclusion of the Company's
2012 AGM
9	Authorize the Board to set the remuneration for the Company's	Management	For	For	None
Directors and Supervisors for year 2010
10	Approve the renewal of one-year liability insurance for the	Management	For	For	None
Company's Directors, Supervisors and Senior Management [from
18 MAY 2010 to 17 MAY 2011]
11	Re-appoint PricewaterhouseCoopers [Certified Public	Management	For	For	None
Accountants, Hong Kong] as the International Auditors and
PricewaterhouseCoopers Zhong Tian CPAs Company Limited as
PRC Auditors of the Company to hold office until conclusion of the next AGM, and authorize the Audit Committee of the Board to
determine their remuneration
12	Approve proposals [if any] put forward at such meeting by any	Management	For	For	None
shareholder(s) holding 3% or more of the shares carrying the right to vote at such meeting
S.13	Amend the Articles of Association of the Company [as specified],	Management	For	For	None
and authorize any one Director or Secretary to the Board to deal with on behalf of the Company the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendments to the Articles of Association of the Company
S.14	Approve the issue mandate	Management	For	For	None

S.15	Approve the issue of short-term bills	Management	For	For	None

S.16	Approve the issue of medium-term notes	Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212248	55P	717264	0	01-Jun-2010	10-Jun-2010
522362	55P	386000	0	01-Jun-2010	10-Jun-2010

Page 280 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

PETROLEO BRASILEIRO SA PETROBRAS

Security		P78331140		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date	22-Jun-2010
ISIN		BRPETRACNPR6		Agenda	702458882 - Management
City		TBA		Holding Recon Date	18-Jun-2010
Country		Brazil		Vote Deadline Date	14-Jun-2010
SEDOL(s)		2684532 - 7394621 - B04S8J4 - B13YV91 -		Quick Code
B1KZT37
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING			Non-Voting			None
ID 709942 DUE TO CHANGE IN V-OTING STATUS. THANK
YOU.
	PLEASE NOTE THAT THIS IS AN INFORMATION MEETING.			Non-Voting			None
SHOULD YOU WISH TO ATTEND THE-MEETING
PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
BY CONTACTING YOUR CLI-ENT REPRESENTATIVE. THANK
YOU
1	Amend the Company's Bye-Laws to increase the number of			Non-Voting			None
authorized preferred sh-ares
2	Amend the Company's Bye-Laws to increase the number of			Non-Voting			None
authorized common share-s
3	Amend the Company's Bye-Laws to include transitory provision to			Non-Voting			None
issue shares w-ith or without preemptive rights
4	Amend the Articles 4 of the Company's Bye-Laws to reflect the			Non-Voting			None
changes in its c-apital structure
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

244252		55P	33630	0
244255		55P	64300	0

Page 281 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

RENHE COMMERCIAL HOLDINGS COMPANY LTD

Security	G75004104		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	23-Jun-2010
ISIN	KYG750041041		Agenda	702459985 - Management
City	HONG KONG		Holding Recon Date	21-Jun-2010
Country	Cayman Islands		Vote Deadline Date	18-Jun-2010
SEDOL(s)	B3DDY15 - B3F2711 - B4Z2DW1		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100523/LTN2
0100523053.pdf
CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE		Non-Voting			None
OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO
ACTION" VOTE.
1	Receive the audited consolidated financial statements of the		Management	For	For	None
Company and its subsidiaries for the YE 31 DEC 2009 together with the reports of the Directors of the Company and the
Independent Auditors
2	Declare a final dividend for the YE 31 DEC 2009		Management	For	For	None
3.a	Re-elect Mr. Dai Yongge as a Director		Management	For	For	None
3.b	Re-elect Mr. Lin Zijing as a Director		Management	For	For	None
3.c	Re-elect Ms. Jiang Mei as a Director		Management	For	For	None
3.d	Re-elect Ms. Zhang Xingmei as a Director		Management	For	For	None
3.e	Re-elect Mr. Ho Gilbert Chi Hang as a Director		Management	For	For	None
3.f	Re-elect Mr. Wang Shengli as a Director		Management	For	For	None
4	Authorize the Board of Directors to fix the remuneration of the		Management	For	For	None
Directors
5	Re-appoint Messrs. KPMG as the Auditors of the Company and		Management	For	For	None
authorize the Board of Directors to fix their remuneration
6	Authorize the Directors to allot and issue shares of the Company		Management	For	For	None
as specified in the Ordinary Resolution 6 in the notice of AGM
7	Authorize the Directors to repurchase shares of the Company as		Management	For	For	None
specified in the Ordinary Resolution 7 in the notice of AGM
8	Approve to extend the power granted to the Directors under		Management	For	For	None
Resolution 6 to allot and issue shares as specified in the ordinary resolution 8 in the notice of AGM
	PLEASE NOTE THAT THIS IS A REVISION DUE TO REMOVAL		Non-Voting			None
OF RECORD DATE. IF YOU HAVE-ALREADY SENT IN YOUR
VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL
INSTRUCTIONS. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

522362	55P	1002000	0	01-Jun-2010	18-Jun-2010

Page 282 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

CHINA MERCHANTS BANK CO LTD, SHENZEN

Security	Y14896115	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date		23-Jun-2010
ISIN	CNE1000002M1	Agenda	702497430 - Management
City	SHENZHEN	Holding Recon Date	11-May-2010
Country	China	Vote Deadline Date	11-Jun-2010
SEDOL(s)	B1DYPZ5 - B1FL3W7 - B1G4V10	Quick Code
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting			None
ID 698837 DUE TO ADDITION OF-RESOLTUION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
1.	Approve the work report of the Board of Directors for the year	Management	For	For	None
2009
2.	Approve the work report of the Board of Supervisors for the year	Management	For	For	None
2009
3.	Approve the annual report for the year 2009 [including the audited	Management	For	For	None
financial report]
4.	Approve the final financial report for the year 2009	Management	For	For	None
5.	Approve the proposed profit appropriations plan [including the	Management	For	For	None
distribution of final dividends] for the year 2009
6.	Approve the resolution to appoint the accounting firms for the year	Management	For	For	None
2010 and their remuneration
7.1	Re-appointment of Mr. Qin Xiao as Non-Executive Director of the	Management	For	For	None
Company, with immediate effect, for a term of 3 years
7.2	Re-appointment of Mr. Wei Jiafu as Non-Executive Director of the	Management	For	For	None
Company, with immediate effect, for a term of 3 years
7.3	Re-appointment of Mr. Fu Yuning as Non-Executive Director of	Management	For	For	None
the Company, with immediate effect, for a term of 3 years
7.4	Re-appointment of Mr. Li Yinquan as Non-Executive Director of	Management	For	For	None
the Company, with immediate effect, for a term of 3 years
7.5	Appointment of Mr. Fu Gangfeng as Non-Executive Director of the	Management	For	For	None
Company for a term of 3 years from the date on which his
qualification is approved by the China Banking Regulatory
Commission
7.6	Re-appointment of Mr. Hong Xiaoyuan as Non-Executive Director	Management	For	For	None
of the Company, with immediate effect, for a term of 3 years
7.7	Re-appointment of Ms. Sun Yueying as Non-Executive Director of	Management	For	For	None
the Company, with immediate effect, for a term of 3 years
7.8	Re-appointment of Mr. Wang Daxiong as Non-Executive Director	Management	For	For	None
of the Company, with immediate effect, for a term of 3 years
7.9	Re-appointment of Mr. Fu Junyuan as Non-Executive Director of	Management	For	For	None
the Company, with immediate effect, for a term of 3 years
7.10	Re-appointment of Mr. Ma Weihua as Executive Director of the	Management	For	For	None
Company, with immediate effect, for a term of 3 years
7.11	Re-appointment of Mr. Zhang Guanghua as Executive Director of	Management	For	For	None
the Company, with immediate effect, for a term of 3 years
7.12	Re-appointment of Mr. Li Hao as Executive Director of the	Management	For	For	None
Company, with immediate effect, for a term of 3 years

Page 283 of 350	05-Aug-2010

Vote Summary

7.13	Re-appointment of Mr. Wu Jiesi as Independent Non-Executive	Management	For	For	None
Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
7.14	Re-appointment of Mr. Yi Xiqun as Independent Non-Executive	Management	For	For	None
Director of the Company, with immediate effect, for a term of 3 years
7.15	Re-appointment of Ms. Yan Lan as Independent Non-Executive	Management	For	For	None
Director of the Company, with immediate effect, for a term of 3 years
7.16	Re-appointment of Mr. Chow Kwong Fai, Edward as Independent	Management	For	For	None
Non-Executive Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
7.17	Re-appointment of Mr. Liu Yongzhang as Independent Non-	Management	For	For	None
Executive Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
7.18	Re-appointment of Ms. Liu Hongxia as Independent Non-	Management	For	For	None
Executive Director of the Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the relevant applicable laws and regulations
8.1	Re-appointment of Mr. Zhu Genlin as Shareholder Representative	Management	For	For	None
Supervisor of the Company, with immediate effect, for a term of 3 years
8.2	Appointment of Mr. Hu Xupeng as Shareholder Representative	Management	For	For	None
Supervisor of the Company, with immediate effect, for a term of 3 years
8.3	Appointment of Mr. Wen Jianguo as Shareholder Representative	Management	For	For	None
Supervisor of the Company, with immediate effect, for a term of 3 years
8.4	Re-appointment of Mr. Li Jiangning as Shareholder	Management	For	For	None
Representative Supervisor of the Company, with immediate effect, for a term of 3 years
8.5	Re-appointment of Mr. Shi Jiliang as External Supervisor of the	Management	For	For	None
Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the
relevant applicable laws and regulations
8.6	Re-appointment of Mr. Shao Ruiqing as External Supervisor of the	Management	For	For	None
Company, with immediate effect, for a term of 3 years, except subject to adjustments pursuant to the requirements of the
relevant applicable laws and regulations
9.	Approve the Mid-term Capital Management Plan for China	Management	For	For	None
Merchants Bank
10.	Approve the assessment report on the duty performance of	Management	For	For	None
Directors for the year 2009
11.	Approve the assessment report on the duty performance of	Management	For	For	None
Supervisors for the year 2009
12.	Approve the duty performance and cross-evaluation reports of	Management	For	For	None
Independent Non-Executive Directors for the year 2009
13.	Approve the duty performance and cross-evaluation reports of	Management	For	For	None
External Supervisors for the year 2009
14.	Approve the related party transaction report for the year 2009	Management	For	For	None

15.	Appointment of Mr. Han Mingzhi as External Supervisor of the	Management	For	For	None
Company, with immediate effect, for a term of 3 years

Page 284 of 350	05-Aug-2010

		Vote Summary

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares
212247	55P	127275	0	09-Jun-2010	11-Jun-2010

Page 285 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

CHINA CONSTR BK CORP

Security	Y1397N101		Meeting Type	Class Meeting
Ticker Symbol			Meeting Date	24-Jun-2010
ISIN	CNE1000002H1		Agenda	702453705 - Management
City	KOWLOON		Holding Recon Date	24-May-2010
Country	China		Vote Deadline Date	21-Jun-2010
SEDOL(s)	B0LMTQ3 - B0N9XH1 - B0YK577		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN2
0100507935.pdf
S.1.1	Approve the proposed Rights Issue of A shares and H shares:		Management	For	For	None
type and nominal value of Rights Shares
S.1.2	Approve the proposed Rights Issue of A shares and H shares:		Management	For	For	None
proportion and number of shares to be issued
S.1.3	Approve the proposed Rights Issue of A shares and H shares:		Management	For	For	None
subscription price of the Rights Issue
S.1.4	Approve the proposed Rights Issue of A shares and H shares:		Management	For	For	None
target subscribers
S.1.5	Approve the proposed Rights Issue of A shares and H shares: use		Management	For	For	None
of proceeds
S.1.6	Approve the proposed Rights Issue of A shares and H shares:		Management	For	For	None
arrangement for the accumulated undistributed profits of the Bank prior to the Rights Issue
S.1.7	Approve the proposed Rights Issue of A shares and H shares:		Management	For	For	None
effective period of the resolution
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	1528350	0	27-May-2010	21-Jun-2010
212247	55P	927100	0	27-May-2010	21-Jun-2010

Page 286 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

LUKOIL OIL COMPANY JSC, MOSCOW

Security	677862104	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date		24-Jun-2010
ISIN	US6778621044	Agenda	702455002 - Management
City	TBD	Holding Recon Date	07-May-2010
Country	Russian Federation	Vote Deadline Date	10-Jun-2010
SEDOL(s)	2537432 - 2538822 - 3189876 - 5060388 -	Quick Code
B0330Z0 - B442LL7
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1.	Approve the annual report of OAO 'LUKOIL' for 2009 and the	Management	For	For	None
annual financial statements, including the income statements
[profit and loss accounts] of the Company, and the distribution of profits
	PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS	Non-Voting			None
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.-THANK
YOU.
2.1	Election ALEKPEROV, Vagit Yusufovich to the Board of Directors	Management	For	For	None
2.2	Election BELIKOV, Igor Vyacheslavovich to the Board of Directors	Management	For	For	None
2.3	Election BLAZHEEV, Victor Vladimirovich to the Board of	Management	For	For	None
Directors
2.4	Election WALLETTE (Jr.), Donald Evert to the Board of Directors	Management	For	For	None
2.5	Election GRAYFER, Valery Isaakovich to the Board of Directors	Management	For	For	None
2.6	Election GREF, Herman Oskarovich to the Board of Directors	Management	For	For	None
2.7	Election ESAULKOVA, Tatiana Stanislavovna to the Board of	Management	For	For	None
Directors
2.8	Election IVANOV, Igor Sergeevich to the Board of Directors	Management	For	For	None
2.9	Election MAGANOV, Ravil Ulfatovich to the Board of Directors	Management	For	For	None
2.10	Election MIKHAILOV, Sergei Anatolievich to the Board of	Management	For	For	None
Directors
2.11	Election of MOBIUS, Mark to the Board of Directors	Management	For	For	None
2.12	Election of SHOKHIN, Alexander Nikolaevich to the Board of	Management	For	For	None
Directors
3.1	Election IVANOVA, Lyubov Gavrilovna as a Member to the Audit	Management	For	For	None
Commission
3.2	Election KONDRATIEV, Pavel Gennadievich as a Member to the	Management	For	For	None
Audit Commission
3.3	Election NIKITENKO, Vladimir Nikolaevich as a Member to the	Management	For	For	None
Audit Commission
4.1	Approve to pay remuneration and reimburse expenses to	Management	For	For	None
members of the Board of Directors of OAO "LUKOIL" as specified

Page 287 of 350	05-Aug-2010

Vote Summary

4.2	Approve to deem it appropriate to establish additional		Management	For	For	None
remuneration for newly elected Members of the Board of Directors for their participation in conferences and other events on written instructions of the Chairman of the Board of Directors, in an
amount of 104,000 roubles, and to retain the amounts of
remuneration for Members of the Board of Directors of OAO
"LUKOIL" established by decision of the AGM of OAO "LUKOIL"
of 26 JUN 2008 (Minutes No. 1)
5.1	Approve to pay remuneration to each of the Members of the Audit		Management	For	For	None
Commission of OAO "LUKOIL" in the amount established by
decision of the AGM of OAO "LUKOIL" of 26 JUN 2008 (Minutes
No. 1) - 2,600,000 roubles
5.2	Approve to deem it appropriate to retain the amounts of		Management	For	For	None
remuneration for Members of the Audit Commission of OAO
"LUKOIL" established by decision of the AGM of OAO "LUKOIL"
of 26 JUN 2008 (Minutes No. 1)
6.	Approve the Independent Auditor of OAO "LUKOIL"- Closed Joint		Management	For	For	None
Stock Company KPMG
7.	Approve the amendments to the Regulations on the Procedure for		Management	For	For	None
Preparing and Holding the General Shareholders Meeting of OAO
"Lukoil", as specified
8.1	Approve the contract(s) of guarantee between OAO "LUKOIL"		Management	For	For	None
(Guarantor) and Sberbank of Russia OAO (Bank) on the specified terms and conditions
8.2	Approve the Policy (contract) on insuring the liability of Directors,		Management	For	For	None
Officers and Corporations between OAO "LUKOIL" (Policyholder)
and OAO Kapital Strakhovanie (Insurer) on the specified terms and conditions
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	11353	0	01-Jun-2010	10-Jun-2010
212251	55P	8973	0	01-Jun-2010	10-Jun-2010

Page 288 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

PT BUMI RESOURCES TBK
Security		Y7122M110		Meeting Type	ExtraOrdinary General Meeting
Ticker Symbol				Meeting Date	24-Jun-2010
ISIN		ID1000068703		Agenda	702469001 - Management
City		TBD		Holding Recon Date	08-Jun-2010
Country		Indonesia		Vote Deadline Date	22-Jun-2010
SEDOL(s)		6043485 - 7791523 - B01Z6C7		Quick Code
Item	Proposal			Type	Vote	For/Against	Preferred Provider
						Management	Recommendation
1	Approve to pledge all or part of the Company's asset in order to			Management	For	For	None
obtain loan from third party
2	Re-appoint the Company's Board of Directors			Management	For	For	None
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212248		55P	3969590	0	03-Jun-2010	22-Jun-2010

Page 289 of 350	05-Aug-2010

Vote Summary

PT BUMI RESOURCES TBK
Security	Y7122M110		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	24-Jun-2010
ISIN	ID1000068703		Agenda	702487794 - Management
City	TBD		Holding Recon Date	08-Jun-2010
Country	Indonesia		Vote Deadline Date	22-Jun-2010
SEDOL(s)	6043485 - 7791523 - B01Z6C7		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
1	Approve the 2009 annual report		Management	For	For	None
2	Ratify the 2009 financial statement		Management	For	For	None
3	Approve the profit allocation		Management	For	For	None
4	Appoint public accountant		Management	For	For	None
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212248	55P	3969590	0	07-Jun-2010	22-Jun-2010

Page 290 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

CHINA CONSTR BK CORP

Security	Y1397N101	Meeting Type	Annual General Meeting
Ticker Symbol		Meeting Date	24-Jun-2010
ISIN	CNE1000002H1	Agenda	702497389 - Management
City	KOWLOON	Holding Recon Date	24-May-2010
Country	China	Vote Deadline Date	21-Jun-2010
SEDOL(s)	B0LMTQ3 - B0N9XH1 - B0YK577	Quick Code
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1.	Approve the 2009 report of Board of Directors	Management	For	For	None
2.	Approve the 2009 report of Board of Supervisors	Management	For	For	None
3.	Approve the 2009 final financial accounts	Management	For	For	None
4.	Approve the 2010 fixed assets investment budget	Management	For	For	None
5.	Approve the profit distribution plan for 2009	Management	For	For	None
6.	Approve the 2009 final emoluments distribution plan for Directors	Management	For	For	None
and Supervisors
7.	Approve the appointment of Auditors for 2010	Management	For	For	None
S.8.1	Approve the proposed Rights Issue of A Shares and H Shares:	Management	For	For	None
Type and nominal value of Rights Shares
s.8.2	Approve the proposed Rights Issue of A Shares and H Shares:	Management	For	For	None
Proportion and number of Shares to be issued
s.8.3	Approve the proposed Rights Issue of A Shares and H Shares:	Management	For	For	None
Subscription Price of the Rights Issue
s.8.4	Approve the proposed Rights Issue of A Shares and H Shares:	Management	For	For	None
Target subscribers
s.8.5	Approve the proposed Rights Issue of A Shares and H Shares:	Management	For	For	None
Use of Proceeds
s.8.6	Approve the proposed Rights Issue of A Shares and H Shares:	Management	For	For	None
Arrangement for the accumulated undistributed profits of the Bank prior to the Rights Issue
s.8.7	Approve the proposed Rights Issue of A Shares and H Shares:	Management	For	For	None
Effective period of the resolution
s.9	Approve the authorizations for the Rights Issue of A shares and H	Management	For	For	None
shares
10.	Approve the feasibility report on the proposed use of proceeds	Management	For	For	None
raised from the rights issue of A shares and H shares
11.	Approve the report on the use of proceeds from the previous A	Management	For	For	None
share issue
12.	Approve the mid-term plan of capital management	Management	For	For	None
13.1	Election of Mr. Guo Shuqing to continue serving as an Executive	Management	For	For	None
Director of the Bank
13.2	Election of Mr. Zhang Jianguo to continue serving as an Executive	Management	For	For	None
Director of the Bank
13.3	Election of Lord Peter Levene to continue serving as an	Management	For	For	None
Independent Non-Executive Director of the Bank
13.4	Election of Dame Jenny Shipley to continue serving as an	Management	For	For	None
Independent Non-Executive Director of the Bank
13.5	Election of Ms. Elaine La Roche to continue serving as an	Management	For	For	None
Independent Non-Executive Director of the Bank

Page 291 of 350	05-Aug-2010

Vote Summary

13.6	Election of Mr. Wong Kai-Man to continue serving as an		Management	For	For	None
Independent Non-Executive Director of the Bank
13.7	Election of Ms. Sue Yang to serve as Non-Executive Director of		Management	For	For	None
the Bank
13.8	Election of Mr. Yam Chi Kwong, Joseph to serve as an		Management	For	For	None
Independent Non-Executive Director of the Bank
13.9	Election of Mr. Zhao Xijun to serve as an Independent Non-		Management	For	For	None
Executive Director of the Bank
14.1	Election of Mr. Xie Duyang to continue serving as shareholder		Management	For	For	None
representative Supervisor of the Bank
14.2	Election of Ms. Liu Jin to continue serving as shareholder		Management	For	For	None
representative Supervisor of the Bank
14.3	Election of Mr. Guo Feng to continue serving as External		Management	For	For	None
Supervisor of the Bank
14.4	Election of Mr. Dai Deming to continue serving as External		Management	For	For	None
Supervisor of the Bank
14.5	Election of Mr. Song Fengming to serve as shareholder		Management	For	For	None
representative Supervisor of the Bank
15.1	Election of Mr. Zhu xiaohuang as an Executive Director of the		Management	For	For	None
bank
15.2	Election of Ms. Wang Shumin as an Non-Executive Director of the		Management	For	For	None
bank
15.3	Election of Mr. Wang Yong as an Non-Executive Director of the		Management	For	For	None
bank
15.4	Election of Ms. Li Xiaoling as an Non-Executive Director of the		Management	For	For	None
bank
15.5	Election of Mr. Zhu Zhenmin as an Non-Executive Director of the		Management	For	For	None
bank
15.6	Election of Mr. Lu Xiaoma as an Non-Executive Director of the		Management	For	For	None
bank
15.7	Election of Ms. Chen Yuanling as an Non-Executive Director of		Management	For	For	None
the bank
16.	Approve the adjustment of items of delegation of authorities by the		Management	For	For	None
shareholders' general meeting
	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING		Non-Voting			None
ID 680264 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	1528350	0	09-Jun-2010	21-Jun-2010
212247	55P	927100	0	09-Jun-2010	21-Jun-2010

Page 292 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

YANZHOU COAL MNG CO LTD
Security	Y97417102		Meeting Type	Class Meeting
Ticker Symbol			Meeting Date	25-Jun-2010
ISIN	CNE1000004Q8		Agenda	702403697 - Management
City	SHANDONG		Holding Recon Date	25-May-2010
Country	China		Vote Deadline Date	16-Jun-2010
SEDOL(s)	6109893 - B01XVK4 - B07LWN2		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO		Non-Voting			None
VOTE 'FOR' OR 'AGAINST' ONLY FOR-RESOLUTIONS "S.1".
THANK YOU.
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2
0100423715.pdf
S.1	Approve the mandate on authorizing the Board of Directors to		Management	For	For	None
repurchase H Shares of the Company
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares
212248	55P	417920	0	03-May-2010	16-Jun-2010

Page 293 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

GAZPROM O A O

Security	368287207	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	25-Jun-2010

ISIN	US3682872078	Agenda	702456369 - Management

City	TBA	Holding Recon Date	07-May-2010

Country	Russian Federation	Vote Deadline Date	10-Jun-2010

SEDOL(s)	2016629 - 5140989 - 5259528 - B54DNZ5	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE	Non-Voting			None
AGENDA [139 RESOLUTIONS] FOR THE G-AZPROM OF
RUSSIA MEETING, THE AGENDA HAS BEEN BROKEN UP
AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS
AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT
ARE AS F-OLLOWS: MEETING ID 711982 [RESOLUTIONS 1
THROUGH 10.70] AND MEETING ID 711640-[RESOLUTIONS
10.71 THROUGH 12.11]. IN ORDER TO VOTE ON THE
COMPLETE AGENDA OF-THIS MEETING YOU MUST VOTE
ON ALL TWO MEETINGS.
10.71	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gazprom Invest Yug, pursuant to which ZAO Gazprom Invest Yug undertakes, within the period between July 1, 2010 and December
31, 2011, acting on OAO Gazprom's instructions, to provide
services related to implementation of OAO Gazprom's investment projects involving construction and commissioning of facilities and
OAO Gazprom undertakes to pay for such services the maximum
amount of 9 billion Rubles
10.72	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazpromtrans, pursuant to which OOO Gazpromtrans
undertakes, within the period between July 1, 2010 and December
31, 2011, acting on OAO Gazprom's instructions, to provide
services related to implementation of OAO Gazprom's investment projects involving construction and commissioning of facilities and
OAO Gazprom undertakes to pay for such services the maximum
amount of 600 million Rubles
10.73	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gaztelecom, pursuant to which ZAO Gaztelecom undertakes,
within the period between July 1, 2010 and December 31, 2011, acting on OAO Gazprom's instructions, to provide services related to implementation of OAO Gazprom's investment projects
involving construction and commissioning of facilities and OAO
Gazprom undertakes to pay for such services the maximum
amount of 80 million Rubles

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Vote Summary

10.74	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazprom Tsentrremont, pursuant to which OOO Gazprom
Tsentrremont undertakes, within the period between July 1, 2010 and December 31, 2011, acting on OAO Gazprom's instructions, to provide services related to implementation of OAO Gazprom's investment projects involving construction and commissioning of facilities, and OAO Gazprom undertakes to pay for such services the maximum amount of 1.6 billion Rubles
10.75	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, in the event
of loss or destruction of, or damage to, including deformation of the original geometrical dimensions of the structures or individual elements of, machinery or equipment; linear portions,
technological equipment and fixtures of trunk gas pipelines, petroleum pipelines or refined product pipelines; property forming part of wells; natural gas held at the facilities of the Unified Gas
Supply System in the course of transportation or storage in
underground gas storage reservoirs [insured property], as well as in the event of losses incurred by OAO Gazprom as a result of an interruption in production operations due to destruction or loss of or damage to insured property [insured events], to make payment of insurance compensation to OAO Gazprom or OAO Gazprom's
subsidiary companies to which the insured property has been
leased [beneficiaries] up to the aggregate insurance amount not exceeding 10 trillion Rubles in respect of all insured events, and
OAO Gazprom undertakes to pay OAO SOGAZ an insurance
premium in an aggregate maximum amount of 5 billion Rubles,
with each agreement having an effective term of 1 year
10.76	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, in the event
that harm is caused to life, health or property of other persons or the natural environment as a result of an emergency or incident occurring, among other things, as a result of a terrorist act at a hazardous industrial facility operated by OAO Gazprom [insured events], to make an insurance payment to physical persons
whose life, health or property has been harmed, to legal entities whose property has been harmed or to the state, acting through those authorized agencies of executive power whose competence includes environmental protection management, in the event that harm is caused to the natural environment [beneficiaries] up to an aggregate insurance amount not exceeding 30 million Rubles, and
OAO Gazprom undertakes to pay an insurance premium in an
aggregate maximum amount of 100,000 Rubles, each agreement
having an effective term of 1 year
10.77	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, in the event
that harm is caused to the life or health of OAO Gazprom's
employees [insured persons] as a result of an accident that occurs during the period of the insurance coverage on a 24-hour-a-day basis or diseases that are diagnosed during the effective period of

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Vote Summary

the agreements [insured events], to make an insurance payment to the insured person or the person designated by him as his beneficiary or to the heir of the insured person [beneficiaries], up to the aggregate insurance amount not exceeding 150 billion
Rubles, and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in an aggregate maximum amount of 40
million Rubles, each agreement having an effective term of 1 year
10.78	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ, pursuant to which OAO SOGAZ undertakes, in the event
that harm is caused to the life or health of employees of OAO
Gazprom's branch responsible for the administration of OAO
Gazprom premises [insured persons] as a result of an accident occurring during the performance by an insured person of his official duties, including the time of travel from the place of residence of such person to the place of the performance of his official duties, and back, within 2.5 hours before the beginning and after the end of the working day [insured events], to make an insurance payment to the insured person or the person
designated by him as his beneficiary or to a heir of the insured person [beneficiaries], up to the aggregate insurance amount not exceeding 279.66 million Rubles, and OAO Gazprom undertakes
to pay OAO SOGAZ an insurance premium in an aggregate
maximum amount of 589,000 Rubles, each agreement having an
effective term of 1 year
10.79	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, whenever
employees of OAO Gazprom or members of their families or non-
working retired former employees of OAO Gazprom or members
of their families [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services
[insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount not exceeding 90 billion Rubles and OAO Gazprom
undertakes to pay OAO SOGAZ an insurance premium in an
aggregate maximum amount of 200 million Rubles, each
agreement having an effective term of 1 year
10.80	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, whenever
employees of OAO Gazprom's branch responsible for the
administration of OAO Gazprom premises, members of their
families or nonworking retired former employees of OAO
Gazprom's branch responsible for the administration of OAO
Gazprom premises [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services
[insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount not exceeding 154.3 million Rubles and OAO Gazprom
undertakes to pay OAO SOGAZ an insurance premium in an
aggregate maximum amount of 151.2 million Rubles, each
agreement having an effective term of 1 year

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Vote Summary

10.81	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, whenever
employees of OAO Gazprom's branch OAO Gazprom
Avtopredpriyatie, members of their families or non-working retired former employees of OAO Gazprom's branch OAO Gazprom
Avtopredpriyatie or members of their families [insured persons who are beneficiaries] apply to a health care institution for the provision of medical services [insured events], to arrange and pay for the provision of medical services to the insured persons up to the aggregate insurance amount not exceeding 62.8 million
Rubles and OAO Gazprom undertakes to pay OAO SOGAZ an
insurance premium in an aggregate maximum amount of 59.03
million Rubles, each agreement having an effective term of 1 year
10.82	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, whenever
harm [damage or destruction] is caused to a transportation vehicle owned by OAO Gazprom, or such vehicle is stolen or hijacked, or an individual component, part, unit, device or supplementary equipment installed on such transportation vehicle is stolen
[insured events], to make an insurance payment to OAO Gazprom
[beneficiary] up to the aggregate insurance amount not exceeding
1,183.6 million Rubles and OAO Gazprom undertakes to pay OAO
SOGAZ an insurance premium in an aggregate maximum amount
of 22.49 million Rubles, each agreement having an effective term of 1 year
10.83	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreement between OAO Gazprom and OAO
SOGAZ pursuant to which OAO SOGAZ undertakes, in the event
of: assertion of claims against members of the Board of Directors or the Management Committee of OAO Gazprom who are not
persons holding state positions in the Russian Federation or positions in the state civil service [insured persons] by physical persons or legal entities for whose benefit the agreement will be entered into and who could suffer harm, including shareholders of
OAO Gazprom, debtors and creditors of OAO Gazprom,
employees of OAO Gazprom, as well as the Russian Federation
represented by its authorized agencies and representatives [third parties [beneficiaries]] for compensation of losses resulting from unintentional erroneous acts [omissions] of insured persons in the conduct by them of their management activities; the insured
persons incurring judicial or other costs in settling such claims;
assertion of claims against OAO Gazprom by third persons
[beneficiaries] for compensation of losses resulting from
unintentional erroneous acts [omissions] of insured persons in the conduct by them of their management activities on the basis of claims asserted with respect to OAO Gazprom's securities, as well as claims originally asserted against insured persons; OAO
Gazprom incurring judicial or other costs in settling such claims
[insured events], to make an insurance payment to third parties
[beneficiaries] whose interests were prejudiced, as well as insured persons and/or OAO Gazprom in the event of incurrence of

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Vote Summary

judicial or other costs involved in settling claims for compensation of losses, up to the aggregate insurance amount not exceeding the Ruble equivalent of 100 million U.S. Dollars, and OAO
Gazprom undertakes to pay OAO SOGAZ an insurance premium
in an aggregate maximum amount equal to the Ruble equivalent of 2 million U.S. Dollars, such agreement having an effective term of 1 year
10.84	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Vostokgazprom, ZAO Gaztelecom, OAO Gazprom Promgaz, OAO
Gazpromregiongaz, OOO Gazprom Export, OOO Gazpromtrans,
ZAO Gazprom Invest Yug, OAO Gazprom Space Systems, OOO
Gazprom Komplektatsiya, ZAO Gazprom Neft Orenburg, OAO
Gazprom Neft , OAO Druzhba, OAO Lazurnaya, OOO
Mezhregiongaz, OAO Salavatnefteorgsintez, OAO SOGAZ,
DOAO Tsentrenergogaz of OAO Gazprom, OAO Tsentrgaz,
Gazprombank [Open Joint Stock Company] and ZAO
Yamalgazinvest [the Contractors] pursuant to which the
Contractors undertake to provide, from August 30, 2010 to
December 31, 2010, in accordance with instructions from OAO
Gazprom, services of arranging for and carrying out stocktaking of fixed assets of OAO Gazprom that are to be leased to the
Contractors, and OAO Gazprom undertakes to pay for such
services an aggregate maximum amount of 3 million Rubles
10.85	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes, within the period between July 1, 2010 and November
30, 2011, to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subjects:
"Development of regulatory and methodological documentation
ensuring reliability and development of gas distribution systems";
"Development of recommendations concerning the selection of
gas supply options in respect of remote and newly commissioned gas consuming facilities"; "Predictive estimate of efficient areas and volumes of the use of natural gas and other types of fuel and energy resources in regions of Eastern Siberia and the Far East through the year of 2030 under different economic development scenarios"; "Flow diagram of development of
Severokolpakovskoye gas condensate field with identification of a pilot production period"; "Development of OAO Gazprom's
technical policy covering the energy parameters of the unified gas supply system through the year of 2020" and deliver the research results to OAO Gazprom, and OAO Gazprom undertakes to
accept of the research results and pay for such work an aggregate maximum amount of 127.54 million Rubles
10.86	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes within the period between July 1, 2010 and November
30, 2011 to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subjects:
"Preparation of regulatory and methodological documents on
ensuring control of development of natural gas fields at OAO
Gazprom"; "Technical and economic considerations concerning
the utilization residual gas at Astrakhan Gas Processing Facility";
"Development of permanent geological and technological
[geological and filtration] models of Kshuk and Lower Kvakchik

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Vote Summary

gas condensate fields"; "Development of a methodology for cost-
effective management of low pressure trunk transportation of gas in a gas transportation system with compressor plants equipped with full-pressure gas pumping units [based on the example of
GTS OOO Gazprom Transgaz Yugorsk]"; "Development of
regulatory and technical documentation for arrangement for and conduct of repairs of OAO Gazprom's facilities", delivering the research results to OAO Gazprom and OAO Gazprom undertakes
to accept the research results and pay for such work an aggregate maximum amount of 328.4 million Rubles
10.87	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes within the period between July 1, 2010 and November
30, 2011 to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subjects:
"Development of regulatory documentation for the information support of prospecting and development of gas condensate and oil and gas condensate fields in the area of the study of gas condensate parameters of wells and deposits, planning and
monitoring of the mining process"; "Information and analytical support of the management of gas distribution to consumers in
Russian Federation regions, including monitoring of the load of gas pipeline branches and analysis of the compliance with the terms of permits for the use of gas"; "Development of a set of regulatory documents relating to standardization of the dispatch control of gas supply systems"; "Development of regulatory and methodological basis facilitating the preparation of development and exploitation of methane-coal deposits", delivering the
research results to OAO Gazprom and OAO Gazprom undertakes
to accept the research results and pay for such work an aggregate maximum amount of 321.7 million Rubles
10.88	Approve, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, Agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes within the period between July 1, 2010 and December
31, 2012 to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subject:
"A program of commissioning gas pipeline branches through the year of 2030", delivering the research results to OAO Gazprom and OAO Gazprom undertakes to accept the research results and pay for such work an aggregate maximum amount of 100 million
Rubles
10.89	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes within the period between July 1, 2010 and December
31, 2011 to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subject:
"Development of a system of costing design and exploration
operations at OAO Gazprom's facilities on the basis of labor costs", delivering the research results to OAO Gazprom and OAO
Gazprom undertakes to accept the research results and pay for such work an aggregate maximum amount of 58 million Rubles

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Vote Summary

10.90	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes within the period between July 1, 2010 and December
31, 2010 to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subject:
"Development of corporate unit rates for construction and
assembly, drilling, start-up and commissioning work by clusters of concentrated construction in prices current as of 01 JAN 2010 [by types of directories of state and industry cost estimation standards used in the design of production facilities]", delivering the research results to OAO Gazprom and OAO Gazprom undertakes to accept
the research results and pay for such work an aggregate
maximum amount of 35 million Rubles
10.91	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes within the period between July 1, 2010 and December
31, 2011 to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subject:
"Improvement of the technology of natural gas conversion on a bifunctional catalytic agent with the production of synthetic liquid fuel and development of proposals for the introduction of the developed technological solutions for pilot production purposes", delivering the research results to OAO Gazprom and OAO
Gazprom undertakes to accept the research results and pay for such work an aggregate maximum amount of 360 million Rubles
10.92	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes within the period between July 1, 2010 and December
31, 2012 to perform, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subject:
"Development of plans of activities for supply of natural gas and gasification of regions of Eastern Siberia and the Far East", delivering the research results to OAO Gazprom and OAO
Gazprom undertakes to accept the research results and pay for such work an aggregate maximum amount of 14.5 million Rubles
10.93	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform, within the period between July 1, 2010 and
December 31, 2011, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subjects:
"Development of a Comprehensive Program for Early Diagnostics
and Prevention of Cardiovascular Diseases of OAO Gazprom's
Personnel"; "Development of an Occupational Risk Management
System and a Program for Prevention of Injuries to Personnel at
OAO Gazprom's Enterprises"; "Development of a regulatory and methodological framework for the vocational selection of
personnel at OAO Gazprom's organizations for work on a
rotational team basis"; and "Development of a Comprehensive
Program for Early Identification and Prevention of Oncological
Diseases of OAO Gazprom's Personnel", delivering the research results to OAO Gazprom and OAO Gazprom undertakes to accept
the research results and pay for such work an aggregate
maximum amount of 90 million Rubles

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Vote Summary

10.94	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz pursuant to which OAO Gazprom Promgaz
undertakes to perform, within the period between July 1, 2010 and
December 31, 2012, acting on OAO Gazprom's instructions,
research work for OAO Gazprom covering the following subjects:
"Development of a system of medical, sanitary and psychological support for work at the Shtokman field with the use of rotational team labor system" and "Development of unified standards for evaluating [monitoring] and forecasting the impact of natural, environmental and production factors on the state of human health in the area of construction of the Pre-Caspian gas pipeline, development of the Caspian Sea shelf and Central Asian oil and gas fields", delivering the research results to OAO Gazprom and
OAO Gazprom undertakes to accept the research results and pay for such work an aggregate maximum amount of 116 million
Rubles
10.95	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes, within the period between July 1, 2010 and December
31, 2010, acting on OAO Gazprom's instructions, to provide
services related to express assessment of estimated cost of OAO
Gazprom's commissioned facilities, determination of the
operational cost and expenses included in Chapters 1 and 9 of the consolidated estimates of the construction cost of OAO
Gazprom's facilities in accordance with statutory, methodological and regulatory documentation effective as of January 1, 2010, with the purpose of establishing effective control over the use of the mentioned limits, analysis of the labor costs involved in the design of mining facilities, trunk gas pipelines and compressor plants on the basis of actual data provided by OAO Gazprom's design institutions, support of the Comprehensive Plan of
Activities for Optimizing the Company's Costs Structure in terms of cost estimation-related regulatory framework and assessment of cost estimation-related regulatory documents facilitating the introduction of new construction technologies, and OAO Gazprom undertakes to pay for such services an aggregate maximum
amount of 66 million Rubles
10.96	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
undertakes, within the period between July 1, 2010 and July 1,
2012 to perform, acting on OAO Gazprom's instructions, research work for OAO Gazprom covering the following subject:
"Assessment of opportunities for the sale of methane extracted at the primary production sites of Kuznetsk Coal Basin", delivering the research results to OAO Gazprom, and OAO Gazprom
undertakes to accept of the research results and pay for such work an aggregate maximum amount of 35 million Rubles
Page 301 of 350	05-Aug-2010

Vote Summary

10.97	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz and OAO Gazprom Space Systems [the
Contractors], pursuant to which the Contractors undertake, within the period between July 1, 2010 and December 31, 2010, acting on OAO Gazprom's instructions, to provide services related to implementation of programs of scientific and technical cooperation of OAO Gazprom with foreign partner companies and OAO
Gazprom undertakes to pay for such services an aggregate
maximum amount of 2 million Rubles
10.98	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gaztelecom, pursuant to which ZAO Gaztelecom undertakes,
within the period between July 1, 2010 and December 31, 2011, to perform, acting on OAO Gazprom's instructions, a set of work relating to technical maintenance of OAO Gazprom's
technological assets constituting elements of communication lines and equipment of the fiber optic communication system of
Yamal–Europe pipeline in the territories of the Russian
Federation and the Republic of Belarus, delivering the results to
OAO Gazprom, and OAO Gazprom undertakes to accept of the
results of the operations and pay for such work an aggregate maximum amount of 268.24 million Rubles
10.99	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of an agreement between OAO Gazprom and OAO
Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz
will deliver to OAO Gazprom complete exclusive rights to utility model "Corporate system for collecting space data required for the design and operation of long-distance technical structures,
prospecting of oil and gas fields and their development and
operation" owned by it, and OAO Gazprom undertakes to pay
OAO Gazprom Promgaz a fee for the acquisition of exclusive
rights to the utility model in an aggregate maximum amount of
20,000 Rubles
10100	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Promgaz, ZAO Gazprom Invest Yug and OAO
Tomskgazprom [the Licensees], pursuant to which OAO Gazprom
will grant the Licensees ordinary [non-exclusive] license to use computer software package "Software for computation of cost
estimates based on the resource method under the current level of well construction prices" by recording it in the memory of the
Licensees' computers, and the Licensees will pay OAO Gazprom a license fee in an aggregate maximum amount of 975,000
Rubles
10101	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazpromtrans, ZAO Yamalgazinvest, OOO Mezhregiongaz, OAO
Gazpromregiongaz, OAO Salavatnefteorgsintez, OOO REP and
Gazpromipoteka Fund [the Licensees], pursuant to which OAO
Gazprom will grant the Licensees an ordinary [non-exclusive]
license to use OAO Gazprom's trade marks, registered in the
State Register of Trade Marks and Service Marks of the Russian
Federation, as follows: on goods, labels or packaging of goods which are produced, offered for sale, sold or displayed at
exhibitions or fairs or otherwise introduced into civil transactions in

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Vote Summary

the territory of the Russian Federation, are stored or transported for such purpose or brought into the territory of the Russian
Federation; in connection with performance of work or provision of services, including the development of oil and gas fields or construction of oil or gas pipelines; on covering, business and other documentation, including documentation related to
introduction of goods into civil transactions; in offers for the sale of goods, performance of work or provision of services, as well as in announcements, advertisements, in connection with the conduct of charitable or sponsored events, in printed publications, on official letterheads, on signs, including signs on administrative buildings, industrial facilities, multi-functional refueling complexes providing accompanying types of roadside service, shops, car washing units, cafes, car service/tire fitting businesses,
recreational services centers, on transportation vehicles, as well as on clothes and individual protection gear; on the Licensees'
corporate seals; in the Internet; in the Licensees' corporate names, and the Licensees will pay OAO Gazprom license fees in the form of quarterly payments for the right of use of each of OAO
Gazprom's trade mark with respect to each transaction in the amount not exceeding 300 times the minimum statutory wage
established by the effective legislation of the Russian Federation as of the date of signing the delivery and acceptance acts, plus value added tax at the rate required by the effective legislation of the Russian Federation, in an aggregate maximum amount of
38.232 million Rubles
10102	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Neft [the Licensee], pursuant to which OAO Gazprom
will grant the Licensee an exclusive license to use the following
OAO Gazprom's trade marks, registered in blue, azure and white color/color combination in the State Register of Trade Marks and
Service Marks of the Russian Federation, as follows: on goods, labels or packaging of goods which are produced, offered for sale, sold or displayed at exhibitions or fairs or otherwise introduced into civil transactions in the territory of the Russian Federation, are stored or transported for such purpose or brought into the territory of the Russian Federation; in connection with performance of work or provision of services, including the development of oil and gas fields or construction of oil or gas pipelines; on covering, business and other documentation, including documentation related to
introduction of goods into civil transactions; in offers for the sale of goods, performance of work or provision of services, as well as in announcements, advertisements, in connection with the conduct of charitable or sponsored events, in printed publications, on official letterheads, on signs, including signs on administrative buildings, industrial facilities, multi-functional refueling complexes providing accompanying types of roadside service, shops, car washing units, cafes, car service/tire fitting businesses,
recreational services centers, on transportation vehicles, as well as on clothes and individual protection gear; on the Licensee's corporate seals; in the Internet; in the Licensee's corporate name, and the Licensee will pay OAO Gazprom a license fee in the form of one-time [lump-sum] payment in an aggregate maximum
amount of 7.304 million Rubles

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Vote Summary

	PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO	Non-Voting			None
RESOLUTIONS 11.1 TO 11.17 REGARD-ING THE ELECTION
OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THI-S MEETING. PLEASE NOTE THAT ONLY
A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED.-
PLEASE CONTACT YOUR CLIENT SERVICE
REPRESENTATIVE IF YOU HAVE ANY QUESTIONS.
11.1	Election of Akimov Andrei Igorevich to the Board of Directors of	Management	For	For	None
OAO Gazprom
11.2	Election of Ananenkov Aleksandr Georgievich to the Board of	Management	For	For	None
Directors of OAO Gazprom
11.3	Election of Bergmann Burckhard to the Board of Directors of OAO	Management	For	For	None
Gazprom
11.4	Election of Gazizullin Farit Rafikovich to the Board of Directors of	Management	For	For	None
OAO Gazprom
11.5	Election of Gusakov Vladimir Anatolievich to the Board of	Management	For	For	None
Directors of OAO Gazprom
11.6	Election of Zubkov Viktor Alekseevich to the Board of Directors of	Management	For	For	None
OAO Gazprom
11.7	Election of Karpel Elena Evgenievna to the Board of Directors of	Management	For	For	None
OAO Gazprom
11.8	Election of Makarov Aleksei Aleksandrovich to the Board of	Management	For	For	None
Directors of OAO Gazprom
11.9	Election of Miller Aleksei Borisovich to the Board of Directors of	Management	For	For	None
OAO Gazprom
11.10	Election of Musin Valery Abramovich to the Board of Directors of	Management	For	For	None
OAO Gazprom
11.11	Election of Nabiullina Elvira Sakhipzadovna to the Board of	Management	For	For	None
Directors of OAO Gazprom
11.12	Election of Nikolaev Viktor Vasilievich to the Board of Directors of	Management	For	For	None
OAO Gazprom
11.13	Election of Rusakova Vlada Vilorikovna to the Board of Directors	Management	For	For	None
of OAO Gazprom
11.14	Election of Sereda Mikhail Leonidovich to the Board of Directors of	Management	For	For	None
OAO Gazprom
11.15	Election of Fortov Vladimir Evgenievich to the Board of Directors	Management	For	For	None
of OAO Gazprom
11.16	Election of Shmatko Sergei Ivanovich to the Board of Directors of	Management	For	For	None
OAO Gazprom
11.17	Election of Yusufov Igor Khanukovich to the Board of Directors of	Management	For	For	None
OAO Gazprom
	PLEASE NOTE THAT ALTHOUGH THERE ARE 11	Non-Voting			None
CANDIDATES TO BE ELECTED AS TO THE AUDI-T
COMMISSION, THERE ARE ONLY 9 VACANCIES AVAILABLE
TO BE FILLED AT THE MEETING-. THE STANDING
INSTRUCTIONS FOR THIS MEETING WILL BE DISABLED AND,
IF YOU CHOO-SE, YOU ARE REQUIRED TO VOTE FOR ONLY
9 OF THE 11 CANDIDATES. THANK YOU.
12.1	Election of Arkhipov Dmitry Aleksandrovich as a Member of the	Management	For	For	None
Audit Commission of OAO Gazprom
12.2	Election of Belobrov Andrei Viktorovich as a Member of the Audit	Management	For	For	None
Commission of OAO Gazprom
12.3	Election of Bikulov Vadim Kasymovich as a Member of the Audit	Management	For	For	None
Commission of OAO Gazprom
12.4	Election of Kobzev Andrei Nikolaevich as a Member of the Audit	Management	For	For	None
Commission of OAO Gazprom
12.5	Election of Lobanova Nina Vladislavovna as a Member of the	Management	For	For	None
Audit Commission of OAO Gazprom

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Vote Summary

12.6	Election of Logunov Dmitry Sergeyevich as a Member of the Audit		Management	For	For	None
Commission of OAO Gazprom
12.7	Election of Nosov Yury Stanislavovich as a Member of the Audit		Management	For	For	None
Commission of OAO Gazprom
12.8	Election of Pesotsky Konstantin Valerievich as a Member of the		Management	For	For	None
Audit Commission of OAO Gazprom
12.9	Election of Salekhov Marat Khasanovich as a Member of the Audit		Management	For	For	None
Commission of OAO Gazprom
12.10	Election of Tikhonova Maria Gennadievna as a Member of the		Management			None
Audit Commission of OAO Gazprom
12.11	Election of Yugov Aleksandr Sergeyevich as a Member of the		Management			None
Audit Commission of OAO Gazprom
	REMINDER PLEASE NOTE IN ORDER TO VOTE ON THE FULL		Non-Voting			None
MEETING AGENDA YOU MUST ALSO-VOTE ON MEETING ID
711982 WHICH CONTAINS RESOULTIONS 1 TO 10.70.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	83972	0	03-Jun-2010	10-Jun-2010
212251	55P	30272	0	03-Jun-2010	10-Jun-2010

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Vote Summary

GAZPROM O A O

Security	368287207	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		25-Jun-2010

ISIN	US3682872078	Agenda	702457056 - Management

City	TBA	Holding Recon Date	07-May-2010

Country	Russian Federation	Vote Deadline Date	10-Jun-2010

SEDOL(s)	2016629 - 5140989 - 5259528 - B54DNZ5	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT BECAUSE OF THE SIZE OF THE	Non-Voting			None
AGENDA [139 RESOLUTIONS] FOR THE G-AZPROM OF
RUSSIA MEETING, THE AGENDA HAS BEEN BROKEN UP
AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS
AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT
ARE AS F-OLLOWS: MEETING ID 711982 [RESOLUTIONS 1
THROUGH 10.70] AND MEETING ID 711640-[RESOLUTIONS
10.71 THROUGH 12.11]. IN ORDER TO VOTE ON THE
COMPLETE AGENDA OF-THIS MEETING YOU MUST VOTE
ON BOTH THE MEETINGS.
1.	Approval of the annual report of OAO "Gazprom" for 2009	Management	For	For	None

2.	Approval of the annual accounting statements, including the profit	Management	For	For	None
and loss reports (profit and loss accounts) of the Company based on the results of 2009
3.	Approval of the distribution of profit of the Company based on the	Management	For	For	None
results of 2009
4.	Approval of the amount of, time for and form of payment of annual	Management	For	For	None
dividends on the Company's shares that have been proposed by the Board of Directors of the Company based on the results of
2009
5.	Approval of the Closed Joint Stock Company	Management	For	For	None
PricewaterhouseCoopers Audit as the Company's External
Auditor
6.	Amendments to the Clauses 19.1, 21.3, 31.1, 32.1 and 53.1 and	Management	For	For	None
Article 55 of the Charter of OAO Gazprom
7.	Amendments to Article 23 and Clauses 24.2 and 25.1 of the	Management	For	For	None
Regulation on the General Shareholders' Meeting of OAO
Gazprom
8.	Payment of remuneration to Members of the Board of Directors in	Management	For	For	None
the amounts recommended by the Board of Directors of the
Company
9.	Payment of remuneration to Members of the Audit Commission in	Management	For	For	None
the amounts recommended by the Board of Directors of the
Company

Page 306 of 350	05-Aug-2010

Vote Summary

10.1	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] regarding receipt by
OAO Gazprom of funds in a maximum sum of 500 million U.S.
dollars or its equivalent in Rubles or Euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 12% per annum in the case of loans in U.S.
Dollars/Euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
Rubles
10.2	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Sberbank of Russia OAO regarding receipt by OAO Gazprom of
funds in a maximum sum of 1.5 billion U.S. Dollars or its
equivalent in Rubles or Euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 12% per annum in the case of loans in U.S.
Dollars/Euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in
Rubles
10.3	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
VTB Bank regarding receipt by OAO Gazprom of funds in a
maximum sum of 1 billion U.S. Dollars or its equivalent in Rubles or Euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 12% per annum in the case of loans in U.S. Dollars/Euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in Rubles
10.4	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and State
Corporation "Bank for Development and Foreign Economic Affairs
[Vnesheconombank]" regarding receipt by OAO Gazprom of cash
in a maximum amount of 6 billion U.S. Dollars or its equivalent in
Rubles or Euros, for a term of up to and including 5 years, with interest for using the loans to be paid at a rate not exceeding 12%
per annum in the case of loans in U.S. dollars / euros and at a rate not exceeding the Bank of Russia's refinancing rate in effect on the date of entry into the applicable loan agreement, plus 3% per annum, in the case of loans in Rubles
10.5	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of transactions between OAO Gazprom and
Gazprombank [Open Joint Stock Company] entered into under the loan facility agreement between OAO Gazprom and the Bank,
involving receipt by OAO Gazprom of cash in the maximum
amount of 25 billion Rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the reference offered rate for Ruble loans [deposits] in the Moscow money market [MosPrime Rate] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, plus
2%

Page 307 of 350	05-Aug-2010

Vote Summary

10.6	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of transactions between OAO Gazprom and Sberbank
of Russia OAO entered into under the loan facility agreement between OAO Gazprom and the Bank, involving receipt by OAO
Gazprom of cash in the maximum amount of 17 billion Rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the reference offered rate for Ruble loans [deposits] in the Moscow money market
[MosPrime Rate] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, plus 4%
10.7	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of transactions between OAO Gazprom and ZAO
Gazenergoprombank entered into under the loan facility
agreement between OAO Gazprom and the Bank, involving
receipt by OAO Gazprom of cash in the maximum amount of 100
million U.S. Dollars, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the London Interbank Offered Rate [LIBOR] established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, plus
4%
10.8	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of transactions between OAO Gazprom and OAO Bank
VTB, entered into under the loan facility agreement between OAO
Gazprom and the bank, involving receipt by OAO Gazprom of
cash in the maximum amount of 5 billion Rubles, for a term not exceeding 30 calendar days, with interest for using the loans to be paid at a rate not exceeding the reference offered rate for Ruble loans [deposits] in the Moscow money market [MosPrime Rate]
established for loans with a maturity equal to the period of using the applicable loan, quoted as of the date of entry into the applicable transaction, plus 4%
10.9	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
Gazprombank [Open Joint Stock Company] will accept and credit, upon the terms and conditions announced by the Bank, cash
transferred to accounts opened in OAO Gazprom's name and
conduct operations through the accounts in accordance with OAO
Gazprom's instructions, as well as agreements between OAO
Gazprom and Gazprombank [Open Joint Stock Company]
regarding in the account of a non-reducible balance in a maximum amount not exceeding 20 billion Rubles or its equivalent in a foreign currency per transaction, with interest to be paid by the bank at a rate not lower than 0.1% per annum in the relevant currency
10.10	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Sberbank of Russia OAO, ZAO Gazenergoprombank and OAO
Bank VTB pursuant to which the Banks will accept and credit, upon the terms and conditions announced by the Banks, cash
transferred to accounts opened in OAO Gazprom's name and
conduct operations through the accounts in accordance with OAO
Gazprom's instructions

Page 308 of 350	05-Aug-2010

Vote Summary

10.11	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company], Sberbank of Russia
OAO, ZAO Gazenergoprombank and OAO Bank VTB, pursuant to
which the Banks will provide services to OAO Gazprom making
use of electronic payments system of the respective Bank,
including receipt from OAO Gazprom of electronic payment
documents for executing payment operations through the
accounts, provision of electronic statements of accounts and conduct of other electronic document processing, and OAO
Gazprom will pay for the services provided at the tariffs of the respective Bank effective at the time of the provision of the services
10.12	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, the foreign currency purchase/sale transactions
between OAO Gazprom and Gazprombank [Open Joint Stock
Company] to be entered into under the General Agreement on the
Conduct of Conversion Operations No. 3446 between OAO
Gazprom and the Bank dated September 12, 2006, in the
maximum amount of 500 million U.S. Dollars or its equivalent in
Rubles, Euros or other currency for each transaction
10.13	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will issue suretyships to secure performance by
OAO Gazprom's subsidiary companies of their obligations to
Gazprombank [Open Joint Stock Company] with respect to the
Bank's guarantees issued to the Russian Federation's tax
authorities in connection with the subsidiary companies
challenging such tax authorities' claims in court, in an aggregate maximum amount equivalent to 500 million U.S. Dollars and for a period not exceeding 14 months
10.14	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Sberbank of Russia OAO pursuant to which OAO Gazprom will
issue suretyships to secure performance by OAO Gazprom's
subsidiary companies of their obligations to Sberbank of Russia
OAO with respect to the Bank's guarantees issued to the Russian
Federation's tax authorities in connection with the subsidiary companies challenging such tax authorities' claims in court, in an aggregate maximum amount equivalent to 500 million U.S. Dollars and for a period not exceeding 14 months
10.15	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will issue suretyships to secure performance by
OAO Gazprom's subsidiary companies of their obligations to
Gazprombank [Open Joint Stock Company] with respect to the
Bank's guarantees issued to the Russian Federation's tax
authorities related to such companies' obligations to pay excise taxes in connection with exports of petroleum products that are subject to excise taxes, and eventual penalties, in the aggregate maximum amount of 1.8 billion Rubles and for a period not
exceeding 14 months

Page 309 of 350	05-Aug-2010

Vote Summary

10.16	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreement between OAO Gazprom and Bank
Societe Generale pursuant to which OAO Gazprom undertakes to
Bank Societe Generale to secure performance by OOO Gazprom
Export of its obligations under a direct contract in connection with the gas transportation agreement between Nord Stream AG and
OOO Gazprom Export, concluded between OOO Gazprom Export
and Bank Societe Generale [hereinafter referred to as "Direct
Contract in connection with the GTA"] including the obligations to pay a termination fee pursuant to the terms and conditions of the
Direct Contract in connection with the GTA, in an aggregate
maximum amount of 12.094 billion Euros
10.17	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Beltransgaz pursuant to which OAO Gazprom will grant OAO
Beltransgaz temporary possession and use of the facilities of the
Yamal-Europe trunk gas pipeline system and the related service equipment that are situated in the territory of the Republic of
Belarus for a period not exceeding 12 months and OAO
Beltransgaz will make payment for using such property in the maximum amount of 6.4 billion Rubles
10.18	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazpromtrans pursuant to which OAO Gazprom will grant OOO
Gazpromtrans temporary possession and use of the infrastructure facilities of the railway stations of the Surgutskiy Condensate
Stabilization Plant, Sernaya railway station and Tvyordaya Sera railway station, the facilities of the railway station situated in the town of Slavyansk-na-Kubani, the facilities of the railway line between Obskaya and Bovanenkovo stations, as well as the
software and hardware solutions "System for Managing OAO
Gazprom's Property and Other Assets at OOO Gazpromtrans
Level [ERP]" and "Electronic Archive Module at OOO
Gazpromtrans Level" for a period not exceeding 12 months and
OOO Gazpromtrans will make payment for using such property in the maximum amount of 3.6 billion Rubles
10.19	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gazprom Neft Orenburg pursuant to which OAO Gazprom will
grant ZAO Gazprom Neft Orenburg temporary possession and
use of the wells, downhole and above-ground well equipment
within the Eastern Segment of the Orenburgskoye oil and gas-
condensate field for a period not exceeding 12 months and ZAO
Gazprom Neft Orenburg will make payment for using such
property in the maximum amount of 1.49 billion Rubles
10.20	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Lazurnaya pursuant to which OAO Gazprom will grant OAO
Lazurnaya temporary possession and use of the property of the first and second units of the Lazurnaya Peak Hotel complex
situated in the city of Sochi, for a period not exceeding 12 months and OAO Lazurnaya will make payment for using such property in the maximum amount of 83.4 million Rubles

Page 310 of 350	05-Aug-2010

Vote Summary

10.21	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the Agreements between OAO Gazprom and DOAO
Tsentrenergogaz of OAO Gazprom pursuant to which OAO
Gazprom will grant DOAO Tsentrenergogaz of OAO Gazprom
temporary possession and use of the building and equipment of the repair and machining shop at the home base of the oil and gas production department for the Zapolyarnoye gas-oil-condensate field, situated in the Yamalo-Nenetskiy Autonomous Area,
Tazovskiy District, township of Novozapolyarnyi, the building and equipment of the repair and machining shop at the Southern
Regional Repair Base situated in the Stavropolskiy Province, town of Izobilnyi, as well as the software and hardware solutions
"System for Managing OAO Gazprom's Property and Other
Assets at DOAO Tsentrenergogaz of OAO Gazprom Level [ERP]",
"OAO Gazprom Long Term Investments Reporting and Analysis
System [LTIAA] at DOAO Tsentrenergogaz Level" and "Electronic
Archive Module at DOAO Tsentrenergogaz of OAO Gazprom
Level" for a period not exceeding 12 months and DOAO
Tsentrenergogaz of OAO Gazprom will make payment for using
such property in the maximum amount of 123.2 million Rubles
10.22	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Tsentrgaz pursuant to which OAO Gazprom will grant OAO
Tsentrgaz temporary possession and use of the facilities of a preventative clinic situated in the Tula Region, Shchekinsky
District, township of Grumant, as well as the software and
hardware solutions "System for Managing OAO Gazprom's
Property and Other Assets at OAO Tsentrgaz Level [ERP]", "OAO
Gazprom Long-Term Investments Reporting and Analysis System
[LTIAA] at OAO Tsentrgaz Level", "System of Reporting and
Analysis of Information on Non-Core Assets within OAO Gazprom
System [RAINCA] at OAO Tsentrgaz Level" and "Electronic
Archive Module at OAO Tsentrgaz Level" for a period not
exceeding 12 months and OAO Tsentrgaz will make payment for
using such property in the maximum amount of 35.5 million
Rubles
10.23	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, Agreements between OAO Gazprom and OAO
Gazprom Promgaz pursuant to which OAO Gazprom will grant
OAO Gazprom Promgaz temporary possession and use of
experimental prototypes of gas-using equipment [self-contained modular boiler installation, recuperative air heater, mini-boiler unit, radiant panel heating system, U-shaped radiant tube, modularized complete full-function small-sized gas and water treatment
installations for coal bed methane extraction wells, well-head equipment, borehole enlargement device, and pressure core
sampler] located in the Rostov Region, town of Kamensk-
Shakhtinsky, and the Kemerovi Region, city of Novokuznetsk, an aerospace data processing software and equipment complex, as well as the software and hardware solutions "System for
Managing OAO Gazprom's Property and Other Assets at OAO
Gazprom Promgaz Level [ERP]" and "Electronic Archive Module
at OAO Gazprom Promgaz Level" for a period not exceeding 12
months and OAO Gazprom Promgaz will make payment for using
such property in the maximum amount of 21.6 million Rubles

Page 311 of 350	05-Aug-2010

Vote Summary

10.24	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which
OAO Gazprom will grant Gazprombank [Open Joint Stock
Company] temporary possession and use of the non-residential premises in a building that are situated at 31 Lenina Street,
Yugorsk, Tyumen Region and are used to house a branch of
Gazprombank [Open Joint Stock Company], with a total floor
space of 810.6 square meters, and the plot of land occupied by the building and required for the use of that building, with an area of 3,371 square meters, for a period not exceeding 12 months and
Gazprombank [Open Joint Stock Company] will make payment for using such property in the maximum amount of 2.4 million Rubles
10.25	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Salavatnefteorgsintez pursuant to which OAO Gazprom will grant
OAO Salavatnefteorgsintez temporary possession and use of the gas condensate pipeline running from the Karachaganakskoye
gas condensate field to the Orenburg Gas Refinery for a period not exceeding 12 months and OAO Salavatnefteorgsintez will
make payment for using such property in the maximum amount of
283,000 Rubles
10.26	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Vostokgazprom pursuant to which OAO Gazprom will grant OAO
Vostokgazprom temporary possession and use of M-468R
special-purpose communications installation, as well as the
software and hardware solutions "System for Managing OAO
Gazprom's Property and Other Assets at OAO Vostokgazprom
Level [ERP]", "OAO Gazprom Long-Term Investments Reporting
and Analysis System [LTIAA] at OAO Vostokgazprom Level",
"System of Reporting and Analysis of Information on Non-Core
Assets within OAO Gazprom System [RAINCA] at OAO
Vostokgazprom Level" and "Electronic Archive Module at OAO
Vostokgazprom Level" for a period not exceeding 12 months and
OAO Vostokgazprom will make payment for using such property
in the maximum amount of 17.7 million Rubles
10.27	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazprom Export pursuant to which OAO Gazprom will grant OOO
Gazprom Export temporary possession and use of an M-468R
special-purpose communications installation, as well as the
software and hardware solutions "OAO Gazprom Long-Term
Investments Reporting and Analysis System [LTIAA] at OOO
Gazprom Export Level" and "System of Reporting and Analysis of
Information on Non-Core Assets within OAO Gazprom System
[RAINCA] at OOO Gazprom Export Level" for a period not
exceeding 12 months and OOO Gazprom Export will make
payment for using such property in the maximum amount of 3.4 million Rubles
10.28	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, Agreements between OAO Gazprom and OAO
Gazprom Neft pursuant to which OAO Gazprom will grant OAO
Gazprom Neft temporary possession and use of an M-468R
special-purpose communications installation, as well as the
software and hardware solutions "System for Managing OAO

Page 312 of 350	05-Aug-2010

Vote Summary

Gazprom's Property and Other Assets at OAO Gazprom Neft
Level [ERP]", "OAO Gazprom Long-Term Investments Reporting
and Analysis System [LTIAA] at OAO Gazprom Neft Level",
"System of Reporting and Analysis of Information on Non-Core
Assets within OAO Gazprom System [RAINCA] at OAO Gazprom
Neft Level" and "Electronic Archive Module at OAO Gazprom Neft
Level" for a period not exceeding 12 months and OAO Gazprom
Neft will make payment for using such property in the maximum amount of 15.4 million Rubles
10.29	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Space Systems pursuant to which OAO Gazprom will
grant OAO Gazprom Space Systems temporary possession and
use of software and hardware solutions "System for Managing
OAO Gazprom's Property and Other Assets at OAO Gazkom
Level [ERP]", "OAO Gazprom Long-Term Investments Reporting
and Analysis System [LTIAA] at OAO Gazprom Space Systems
Level" and "Electronic Archive Module at OAO Gazprom Space
Systems Level" for a period not exceeding 12 months and OAO
Gazprom Space Systems will make payment for using such
property in the maximum amount of 19.7 million Rubles
10.30	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Yamalgazinvest pursuant to which OAO Gazprom will grant ZAO
Yamalgazinvest temporary possession and use of the software
and hardware solutions "System for Managing OAO Gazprom's
Property and Other Assets at ZAO Yamalgazinvest Level [ERP]"
and "Electronic Archive Module at ZAO Yamalgazinvest Level" for
a period not exceeding 12 months and ZAO Yamalgazinvest will make payment for using such property in the maximum amount of
12.9 million Rubles
10.31	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gazprom Invest Yug, pursuant to which OAO Gazprom will grant
ZAO Gazprom Invest Yug temporary possession and use of the
ERP software and equipment complex "System for Managing
OAO Gazprom's Property and Other Assets at ZAO Gazprom
Invest Yug Level [ERP]" for a period not exceeding 12 months and
ZAO Gazprom Invest Yug will make payment for using such
property in the maximum amount of 2.4 million Rubles
10.32	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Mezhregiongaz, pursuant to which OAO Gazprom will grant OOO
Mezhregiongaz temporary possession and use of the software
and hardware solutions "System for Managing OAO Gazprom's
Property and Other Assets at OOO Mezhregiongaz Level [ERP]",
"OAO Gazprom Long-Term Investments Reporting and Analysis
System [LTIAA] at OOO Mezhregiongaz Level" and "System of
Reporting and Analysis of Information on Non-Core Assets within
OAO Gazprom System [RAINCA] at OOO Mezhregiongaz Level"
for a period not exceeding 12 months and OOO Mezhregiongaz
will make payment for using such property in the maximum
amount of 14 million Rubles

Page 313 of 350	05-Aug-2010

Vote Summary

10.33	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SOGAZ, pursuant to which OAO Gazprom will grant OAO SOGAZ
temporary possession and use of the software and hardware
solutions "System for Managing OAO Gazprom's Property and
Other Assets at OAO SOGAZ Level (ERP)" and "Electronic
Archive Module at OAO Insurance Company of Gas Industry
(SOGAZ) Level" for a period not exceeding 12 months and OAO
SOGAZ will make payment for using such property in the
maximum amount of 13.4 million Rubles
10.34	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazprom Komplektatsiya pursuant to which OAO Gazprom will
grant OOO Gazprom Komplektatsiya temporary possession and
use of the software and hardware solutions "System for Managing
OAO Gazprom's Property and Other Assets at OOO Gazprom
Komplektatsiya Level [ERP]", "OAO Gazprom Long-Term
Investments Reporting and Analysis System [LTIAA] at OOO
Gazprom Komplektatsiya Level", "System of Reporting and
Analysis of Information on Non-Core Assets within OAO Gazprom
System [RAINCA] at OOO Gazprom Komplektatsiya Level" and
"Electronic Archive Module at OOO Gazprom Komplektatsiya
Level" for a period not exceeding 12 months and OAO Gazprom
Komplektatsiya will make payment for using such property in the maximum amount of 15.2 million Rubles
10.35	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gaztelecom pursuant to which OAO Gazprom will grant ZAO
Gaztelecom temporary possession and use of communications
facilities comprised of buildings, communications lines,
communications networks, cable duct systems and equipment,
which are located in the city of Moscow, the city of
Maloyaroslavets, the city of Rostov-on-Don, the city of
Kaliningrad, the Moscow Region and the Smolensk Region of the
Russian Federation and in the territory of the Republic of Belarus, as well as the software and hardware solutions "System for
Managing OAO Gazprom's Property and Other Assets at ZAO
Gaztelecom Level [ERP]" and "Electronic Archive Module at ZAO
Gaztelecom Level" for a period not exceeding 12 months and
ZAO Gaztelecom will make payment for using such property in the maximum amount of 233.4 million Rubles
10.36	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazpromregiongaz pursuant to which OAO Gazprom will grant
OAO Gazpromregiongaz temporary possession and use of the
property complex of the gas distribution system, comprised of facilities designed to transport and supply directly to consumers
[gas offtaking pipelines, gas distribution pipelines, inter-township and street gas pipelines, high, medium and low pressure gas
pipelines, gas flow control stations and buildings], as well as the software and hardware solutions "System for Managing OAO

Page 314 of 350	05-Aug-2010

Vote Summary

Gazprom's Property and Other Assets at OAO Gazpromregiongaz
Level [ERP]", "OAO Gazprom Long-Term Investments Reporting
and Analysis System [LTIAA] at OAO Gazpromregiongaz Level",
and "Electronic Archive Module at OAO Gazpromregiongaz Level"
for a period not exceeding 12 months and OAO
Gazpromregiongaz will make payment for using such property in the maximum amount of 726.6 million Rubles
10.37	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Druzhba pursuant to which OAO Gazprom will grant OAO
Druzhba temporary possession and use of the facilities of
Druzhba vacation center [hotels, effluent treatment facilities, transformer substations entrance checkpoints, cottages, utility networks, metal fences, parking areas, ponds, roads, pedestrian crossings, sites, sewage pumping station, sports center, roofed ground-level arcade, servicing station, diesel-generator station, boiler house extension, storage facility, Fisherman's Lodge, garage, garage with administrative and amenity building, a stela, as well as service machinery, equipment, furniture and
accessories] situated in the Moscow Region, Naro-Fominsk
District, village of Rogozinino, for a period not exceeding 12 months and OAO Druzhba will make payment for using such
property in the maximum amount of 265.5 million Rubles
10.38	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the
Bank, acting as a Customs Broker, will issue guarantees to the
Russian Federation's customs authorities in respect of OAO
Gazprom's obligations to pay customs payments and eventual
interest and penalties, in the maximum amount of 50 million
Rubles, with a fee due to the bank at a rate not exceeding 1% per annum of the amount of the guarantee
10.39	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
Gazprombank [Open Joint Stock Company] pursuant to which the
Bank, acting as a Customs Broker, will issue guarantees to the
Russian Federation's customs authorities in respect of OAO
Gazprom's obligations to pay customs payments and eventual
interest and penalties, in a maximum amount equivalent to 1
million Euros, with a fee due to the bank at a rate not exceeding
1% per annum of the amount of the guarantee
10.40	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Mezhregiongaz, pursuant to which OAO Gazprom undertakes,
acting on behalf of OOO Mezhregiongaz and at its instructions, to declare for customs purposes the natural gas transported by
pipeline across the customs border of the Russian Federation, and OOO Mezhregiongaz undertakes to pay for such services in the amount not exceeding 3,000 Rubles per cargo customs
declaration, as well as the value added tax at the rate required by the effective legislation of the Russian Federation, for an
aggregate maximum amount of 170,000 Rubles

Page 315 of 350	05-Aug-2010

Vote Summary

10.41	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
NOVATEK, pursuant to which OAO Gazprom undertakes, acting
on behalf of OAO NOVATEK and at its instructions, to declare for customs purposes the natural gas transported by pipeline across the customs border of the Russian Federation, and OAO
NOVATEK undertakes to pay for such services in the amount not exceeding 1.58 Rubles per 1 thousand cubic meters of natural gas, as well as the value added tax at the rate required by the effective legislation of the Russian Federation, on the basis of the monthly volume of the transported natural gas, for an aggregate maximum amount of 42.7 million Rubles
10.42	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OAO Gazprom will deliver and
OOO Mezhregiongaz will accept [take off] gas in the amount not exceeding 300 billion cubic meters, deliverable on a monthly basis, and will pay for the gas an aggregate maximum amount of
992 billion Rubles
10.43	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OOO Mezhregiongaz
undertakes, acting on OAO Gazprom's instructions and for a total fee not exceeding 252.23 million Rubles, in its own name, but for
OAO Gazprom's account, to accept gas produced by OAO
Gazprom and its affiliates and sell it through OOO
Mezhregiongaz's electronic trading site in the amount not
exceeding 11.25 billion cubic meters for a maximum amount of
25.22 billion Rubles
10.44	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OOO Mezhregiongaz will
deliver and OAO Gazprom will accept [take off] gas bought by
OOO Mezhregiongaz from independent entities in the amount not exceeding 11.25 billion cubic meters and will pay for the gas an aggregate maximum amount of 39.98 billion Rubles
10.45	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazprom Export pursuant to which OOO Gazprom Export
undertakes, acting on OAO Gazprom's instructions and for a total fee not exceeding 70 million Rubles, in its own name, but for OAO
Gazprom's account, to accept liquid hydrocarbons owned by OAO
Gazprom, including crude oil, gas condensate and refined
products [gasoline, liquefied gases, etc.] and sell them in the market outside the customs territory of the Russian Federation, in the amount not exceeding 1.6 million tons for a maximum amount of 15 billion Rubles
10.46	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Northgas, pursuant to which ZAO Northgas will deliver and OAO
Gazprom will accept [take off] gas in the amount not exceeding 70 million cubic meters, deliverable on a monthly basis, and will pay for the gas an aggregate maximum amount of 61 million Rubles

Page 316 of 350	05-Aug-2010

Vote Summary

10.47	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Severneftegazprom, pursuant to which OAO Severneftegazprom
will deliver and OAO Gazprom will accept [take off] gas in the amount not exceeding 16.45 billion cubic meters and will pay for the gas an aggregate maximum amount of 33.25 billion Rubles
10.48	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gazprom Neft Orenburg, pursuant to which ZAO Gazprom Neft
Orenburg will deliver and OAO Gazprom will accept [take off]
unstable crude oil in the amount not exceeding 800 thousand tons and will pay for the crude oil an aggregate maximum amount of 7 billion Rubles
10.49	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
SIBUR Holding, pursuant to which OAO SIBUR Holding will
deliver and OAO Gazprom will accept [take off] dry stripped gas processed at OAO SIBUR Holding's gas refining complexes in the amount not exceeding 2.3 billion cubic meters and will pay for the gas an aggregate maximum amount of 2.89 billion Rubles
10.50	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
NOVATEK pursuant to which OAO Gazprom will deliver and OAO
NOVATEK will accept [take off] gas in the amount not exceeding
16.5 billion cubic meters and will pay for the gas an aggregate maximum amount of 27.67 billion Rubles
10.51	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Tomskgazprom pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount not exceeding 3 billion cubic meters and OAO
Tomskgazprom will pay for the services related to arranging for the transportation of gas via trunk gas pipelines an aggregate maximum amount of 1.4 billion Rubles
10.52	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Mezhregiongaz pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount not exceeding 50 billion cubic meters across the territory of the Russian Federation and the Republic of Kazakhstan and
OOO Mezhregiongaz will pay for the services related to arranging for the transportation of gas via trunk gas pipelines an aggregate maximum amount of 92 billion Rubles
10.53	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Neft pursuant to which OAO Gazprom will provide
services related to arranging for the transportation of gas in a total amount not exceeding 5 billion cubic meters and OAO Gazprom
Neft will pay for the services related to arranging for the
transportation of gas via trunk gas pipelines an aggregate
maximum amount of 3.2 billion Rubles

Page 317 of 350	05-Aug-2010

Vote Summary

10.54	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
NOVATEK pursuant to which OAO Gazprom will provide services
related to arranging for the transportation of gas in a total amount not exceeding 47 billion cubic meters and OAO NOVATEK will
pay for the services related to arranging for the transportation of gas via trunk gas pipelines an aggregate maximum amount of
66.5 billion Rubles
10.55	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
NOVATEK pursuant to which OAO Gazprom will provide services
related to arranging for the injection of gas owned by OAO
NOVATEK into underground gas storage facilities and its storage in such facilities in the amount not exceeding 3.45 billion cubic meters and OAO NOVATEK will pay for the services related to
arranging for gas injection and storage an aggregate maximum amount of 1.8 million Rubles, as well as services related to arranging for the off-taking the gas owned by OAO NOVATEK
from underground gas storage facilities in the amount not
exceeding 1.15 billion cubic meters and OAO NOVATEK will pay for the services related to arranging for the off-taking of gas an aggregate maximum amount of 29.2 million Rubles
10.56	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and a/s
Latvijas Gaze pursuant to which OAO Gazprom will sell and a/s
Latvijas Gaze will purchase gas as follows: in the amount not exceeding 800 million cubic meters for an aggregate maximum
amount of 200 million Euros in the second half of 2010 and in the amount not exceeding 1.5 billion cubic meters for an aggregate maximum amount of 450 million Euros in 2011; as well as
pursuant to which, a/s Latvijas Gaze will provide services of injection of gas owned by OAO Gazprom into Incukalna
underground gas storage facility, of its storage in the storage facility, its off-taking and transportation across the territory of
Latvian Republic as follows: in the second half of 2010, services related to the injection of gas into storage facilities in the amount not exceeding 600 million cubic meters, services related to
storage of gas and its off-taking in the amount not exceeding 400 million cubic meters, services related to the transportation of gas in the amount not exceeding 1 billion cubic meters, and OAO
Gazprom will pay for such services an aggregate maximum
amount of 10 million Euros; in 2011, services related to the injection of gas into storage facilities in the amount not exceeding
900 million cubic meters, services related to storage of gas and its off-taking in the amount not exceeding 900 million cubic meters, services related to the transportation of gas in the amount not exceeding 1.8 billion cubic meters, and OAO Gazprom will pay for such services an aggregate maximum amount of 22 million Euros
10.57	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and AB
Lietuvos Dujos pursuant to which OAO Gazprom will sell and AB
Lietuvos Dujos will purchase gas as follows: in the amount not exceeding 675 million cubic meters for an aggregate maximum
amount of 170 million Euros in the second half of 2010 and in the amount not exceeding 1.6 billion cubic meters for an aggregate maximum amount of 480 million Euros in 2011, and pursuant to which AB Lietuvos Dujos will provide services related to the

Page 318 of 350	05-Aug-2010

Vote Summary

transportation of gas in transport mode across the territory of the
Republic of Lithuania as follows: in the amount not exceeding 1 billion cubic meters in the second half of 2010, OAO Gazprom will pay an aggregate maximum amount of 4.2 million Euros for the gas transportation services and in the amount not exceeding 2.5 billion cubic meters in 2011, OAO Gazprom will pay an aggregate maximum amount of 14.7 million Euros for the gas transportation services
10.58	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and UAB
Kauno termofikacijos elektrine pursuant to which OAO Gazprom will sell and UAB Kauno termofikacijos elektrine will purchase gas as follows: in the amount not exceeding 180 million cubic meters for an aggregate maximum amount of 45 million Euros in the
second half of 2010 and in the amount not exceeding 470 million cubic meters for an aggregate maximum amount of 141 million
Euros in 2011
10.59	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
MoldovaGaz S.A. pursuant to which OAO Gazprom will deliver
and MoldovaGaz S.A. will accept [take off] gas in the amount not exceeding 3.5 billion cubic meters for an aggregate maximum
amount of 900 million U.S. Dollars in 2011, and pursuant to which
MoldovaGaz S.A. will provide in 2011 services related to the transportation of gas in transport mode across the territory of the
Republic of Moldova in the amount not exceeding 19.14 billion cubic meters, and OAO Gazprom will pay for services related to the transportation of gas via trunk gas pipelines an aggregate maximum amount of 47.85 million U.S. Dollars
10.60	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
KazRosGaz LLP pursuant to which in 2010 OAO Gazprom will
deliver and KazRosGaz LLP will accept [take off] gas in the
amount not exceeding 1.2 billion cubic meters for an aggregate maximum amount of 170 million U.S. Dollars and pursuant to
which OAO Gazprom will provide in 2010 services related to
arranging for the transportation of gas owned by KazRosGaz LLP across the territory of the Russian Federation in the amount not exceeding 10.5 billion cubic meters and KazRosGaz LLP will pay for the services related to arranging for the transportation of gas via trunk gas pipelines an aggregate maximum amount of 43.5
million U.S. Dollars
10.61	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Beltransgaz, pursuant to which OAO Gazprom will sell, and OAO
Beltransgaz will purchase gas in 2011 in the amount not
exceeding 22.5 billion cubic meters for an aggregate maximum amount of 5.625 billion U.S. Dollars and pursuant to which OAO
Beltransgaz in 2011 will provide services related to the
transportation of gas in transport mode across the territory of the
Republic of Belarus via gas transportation system of OAO
Beltransgaz and via the Byelorussian segment of Russian Yamal
Europe gas pipeline in the amount not exceeding 48.2 billion cubic meters and OAO Gazprom will pay for the services related to the transportation of gas via trunk gas pipelines an aggregate
maximum amount of 600 million U.S. Dollars

Page 319 of 350	05-Aug-2010

Vote Summary

10.62	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
GAZPROM Germania GmbH, pursuant to which OAO Gazprom
will provide services in 2011 related to arranging for the
transportation of natural gas owned by GAZPROM Germania
GmbH across the territory of the Republic of Kazakhstan, the
Republic of Uzbekistan, the Russian Federation and the Republic
of Belarus in the amount not exceeding 63.3 billion cubic meters, and GAZPROM Germania GmbH will pay for the services related
to arranging for the transportation of gas via trunk gas pipelines an aggregate maximum amount of 1.8 billion U.S. Dollars
10.63	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and
GAZPROM Germania GmbH, pursuant to which OAO Gazprom
undertakes, acting on the instructions of GAZPROM Germania
GmbH for a fee in the total maximum amount of 96,000 U.S.
Dollars, in its own name, but for the account of GAZPROM
Germania GmbH, to arrange in 2011 for the transportation of
natural gas owned by GAZPROM Germania GmbH across the
territory of the Republic of Belarus for the amount not exceeding
37.293 million U.S. Dollars
10.64	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazpromtrans, pursuant to which OOO Gazpromtrans
undertakes, acting on the instructions of OAO Gazprom, for a fee in the total maximum amount of 350,000 Rubles, in its own name, but for the account of OAO Gazprom, to ensure in 2010 2011
arrangement of operations related to the development and
assessment of cost estimate documentation, start-up and
commissioning work at OAO Gazprom's facilities commissioned
under investment projects implementation contracts, as well as other work, including work of preparatory and support nature, required for the performance of start-up and commissioning work and the commissioning of OAO Gazprom's facilities
10.65	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gazprom Invest Yug, pursuant to which ZAO Gazprom Invest Yug undertakes, acting on the instructions of OAO Gazprom, for a fee in an aggregate maximum amount of 200,000 Rubles, in its own name, but for the account of OAO Gazprom, to ensure in 2010-
2011 arrangement of operations related to the development and assessment of cost estimate documentation, start-up and
commissioning work at OAO Gazprom's facilities commissioned
under investment projects implementation contracts, as well as other operations, including those of preparatory and support nature, required for the performance of start-up and
commissioning work and the commissioning of OAO Gazprom's
facilities
10.66	Approval, in accordance with Chapter XI of the Federal Law "on	Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OOO
Gazprom Tsentrremont, pursuant to which OOO Gazprom
Tsentrremont undertakes, acting on the instructions of OAO
Gazprom, for a fee in an aggregate maximum amount of 112,500
Rubles, in its own name, but for the account of OAO Gazprom, to ensure in 2010-2011 arrangement of operations related to the

Page 320 of 350	05-Aug-2010

Vote Summary

development and assessment of cost estimate documentation,
start-up and commissioning work at OAO Gazprom's facilities, commissioned under investment projects implementation
contracts, as well as other operations, including those of
preparatory and support nature, required for the performance of start-up and commissioning work and the commissioning of OAO
Gazprom's facilities
10.67	Approval, in accordance with Chapter XI of the Federal Law "on		Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Yamalgazinvest, pursuant to which ZAO Yamalgazinvest
undertakes, acting on the instructions of OAO Gazprom, for a fee in an aggregate maximum amount of 525,000 Rubles, in its own name, but for the account of OAO Gazprom, to ensure in 2010
2011 arrangement of operations related to the development and assessment of cost estimate documentation, start-up and
commissioning work at OAO Gazprom's facilities, commissioned under investment projects implementation contracts, as well as other operations, including those of preparatory and support nature, required for the performance of start-up and
commissioning work and the commissioning of OAO Gazprom's
facilities
10.68	Approval, in accordance with Chapter XI of the Federal Law "on		Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and OAO
Gazprom Space Systems, pursuant to which OAO Gazprom
Space Systems undertakes, within the period between July 1,
2010 and December 31, 2011, acting on OAO Gazprom's
instructions, to provide services related to the implementation of
OAO Gazprom's investment projects involving construction and commissioning of facilities, and OAO Gazprom undertakes to pay for such services the maximum amount of 2 million Rubles
10.69	Approval, in accordance with Chapter XI of the Federal Law "on		Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreement between OAO Gazprom and ZAO
Yamalgazinvest, pursuant to which ZAO Yamalgazinvest
undertakes, within the period between July 1, 2010 and December
31, 2011, acting on OAO Gazprom's instructions, to provide
services related to implementation of OAO Gazprom's investment projects involving construction and commissioning of facilities, and
OAO Gazprom undertakes to pay for such services the maximum
amount of 9 billion Rubles
10.70	Approval, in accordance with Chapter XI of the Federal Law "on		Management	For	For	None
Joint Stock Companies" and Chapter XI of the Charter of OAO
Gazprom, of the agreements between OAO Gazprom and ZAO
Gazprom Neft Orenburg, pursuant to which ZAO Gazprom Neft
Orenburg undertakes, within the period between July 1, 2010 and
December 31, 2011, acting on OAO Gazprom's instructions, to
provide services related to implementation of OAO Gazprom's
investment projects involving construction and commissioning of facilities and OAO Gazprom undertakes to pay for such services the maximum amount of 85 million Rubles
	PLEASE NOTE THAT THIS AGENDA IS CONTINUED ON		Non-Voting			None
MEETING 711640, WHICH WILL CONTAI-N RESOLUTION
ITEMS 10.71 TO 12.11. THANK YOU.
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	83972	0	01-Jun-2010	10-Jun-2010
212251	55P	30272	0	01-Jun-2010	10-Jun-2010

Page 321 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

POLSKI KONCERN NAFTOWY ORLEN S A

Security	X6922W204	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		25-Jun-2010

ISIN	PLPKN0000018	Agenda	702460130 - Management

City	PLOCK	Holding Recon Date	09-Jun-2010

Country	Poland	Vote Deadline Date	09-Jun-2010

SEDOL(s)	5810066 - B0325P2 - B28LCH9	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

CMMT	IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE-REPRESENTATIVE
1	Opening of the Shareholders Meeting	Management	For	For	None

2	Election of the Chairman of the Shareholders Meeting	Management	For	For	None

3	Approve the confirmation of the proper convention of the	Management	For	For	None
Shareholders Meeting and its ability to adopt resolutions
4	Adopt the agenda	Management	For	For	None

5	Election of the tellers Committee	Management	For	For	None

6	Approve the examination of the report of the Management Board	Management	For	For	None
on the Company's activities and the Company's financial
statement, the motion of the Management Board regarding the
distribution of the profit for the FY 2009 and also examination of the report of the Supervisory Board opinion regarding the report of the Management Board on the Company's activities and the
Company's financial statement in terms of their compliance with books, records and facts and regarding the motion of the
Management Board regarding the distribution of the profit for the
FY 2009
7	Approve the examination of the report of the Management Board	Management	For	For	None
on the Orlen Capital Groups activities, the Orlen Capital Groups consolidated financial statement for the FY 2009 and also
examination of the opinion of the Supervisory Board regarding the report of the Management Board on the Orlen Capital Groups
activities and the Orlen Capital Groups consolidated financial statement for the FY 2009
8	Approve the examination of the report of the Supervisory Board	Management	For	For	None
for year 2009 complying with the requirements of the best
practices of Companies listed on the Warsaw Stock Exchange
9	Approve the report of the Management Board on the Company's	Management	For	For	None
activities and the Company's financial statement for the FY 2009
10	Approve the report of the Management Board on the Orlen Capital	Management	For	For	None
Groups activities and the Orlen Capital Groups consolidated
financial statement for the FY 2009
11	Approve the distribution of the profit for the FY 2009	Management	For	For	None

12	Adopt the resolutions regarding the acknowledgement of	Management	For	For	None
fulfillment of duties by the Members of the Company's
Management Board in 2009

Page 322 of 350	05-Aug-2010

Vote Summary

13	Adopt the resolutions regarding the acknowledgement of		Management	For	For	None
fulfillment of duties by the Members of the Company's Supervisory
Board in 2009
14	Approve the examination of the information and adoption of		Management	For	For	None
resolutions regarding changes to the Company's Articles of
Association and establishing the unified text of the amended
Articles of Association
15	Approve the examination of the information and adoption of		Management	For	For	None
resolution regarding disposal, lease or charge of other right to third party of the organized part of the enterprise
16	Approve the establishment the number of members of		Management	For	For	None
Supervisory Board
17	Appointment of Supervisory Board on	new term of office	Management	For	For	None
18	Closing the meeting		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212251	55P	29056	0	01-Jun-2010	09-Jun-2010

Page 323 of 350	05-Aug-2010

Vote Summary

O A O TATNEFT

Security	670831205	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date		25-Jun-2010
ISIN	US6708312052	Agenda	702461649 - Management
City	TBA	Holding Recon Date	10-May-2010
Country	Russian Federation	Vote Deadline Date	15-Jun-2010
SEDOL(s)	B1G50G1 - B1HLG26 - B50NF75 - B549DL9	Quick Code
Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1	Approve the annual report of the Company for the year 2009	Management	For	For	None
2	Approve the annual financial statements, including profit and loss	Management	For	For	None
statements [profit and loss account] of the Company for the 2009
3	Approve the distribution of net income based on the financial	Management	For	For	None
statements of the Company for 2009 prepared under Russian
Accounting Regulations; the net income of the Company for 2009 under the said financial statements was 50.9 BLN Russian
Rubles; 30% [approximately 15.3 BLN Russian Rubles] is
proposed to be paid as dividends to the shareholders, the
remaining portion to be retained by the Company to finance its capital expenditure and other expenses
4	Approve to pay dividends for the year 2009 in the amount of a)	Management	For	For	None
656% of the nominal value per OAO Tatneft preferred share; b)
656% of the nominal value per OAO Tatneft ordinary share; to determine that dividends shall be paid from 01 JUL though 31
DEC 2010; dividend shall be paid in cash
	PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS	Non-Voting			None
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
5.1	Election of Shafagat Fahrazovich TAKHAUTDINOV to the Board	Management	For	For	None
of Directors
5.2	Election of Radik Raufovich GAIZATULLIN to the Board of	Management	For	For	None
Directors
5.3	Election of Sushovan GHOSH to the Board of Directors	Management	For	For	None
5.4	Election of Nail Gabdulbarievich IBRAGIMOV to the Board of	Management	For	For	None
Directors
5.5	Election of Rais Salikhovich KHISAMOV to the Board of Directors	Management	For	For	None
5.6	Election of Vladimir Pavlovich LAVUSHCHENKO to the Board of	Management	For	For	None
Directors
5.7	Election of Nail Ulfatovich MAGANOV to the Board of Directors	Management	For	For	None
5.8	Election of Renat Halliulovich MUSLIMOV to the Board of	Management	For	For	None
Directors
5.9	Election of Renat Kasimovich SABIROV to the Board of Directors	Management	For	For	None
5.10	Election of Valery Yurievich SOROKIN to the Board of Directors	Management	For	For	None
5.11	Election of Mirgazian Zakievich TAZIEV to the Board of Directors	Management	For	For	None
5.12	Election of Azat Kiyamovich KHAMAEV to the Board of Directors	Management	For	For	None

Page 324 of 350	05-Aug-2010

Vote Summary

5.13	Election of Maria Leonidovna VOSKRESENSKAYA to the Board		Management	For	For	None
of Directors
5.14	Election of David William WAYGOOD to the Board of Directors		Management	For	For	None
6.1	Election of Tamara Mikhailovna VILKOVA as a member to the		Management	For	For	None
Audit Commission
6.2	Election of Nazilya Faizrakhmanovna GALIEVA as a member to		Management	For	For	None
the Audit Commission
6.3	Election of Ferdinand Rinatovich GALIULLIN as a member to the		Management	For	For	None
Audit Commission
6.4	Election of Venera Gibadullovna KUZMINA as a member to the		Management	For	For	None
Audit Commission
6.5	Election of Nikolai Kuzmich LAPIN as a member to the Audit		Management	For	For	None
Commission
6.6	Election of Liliya Rafaelovna RAKHIMZYANOVA as a member to		Management	For	For	None
the Audit Commission
6.7	Election of Alfiya Azgarovna SINEGAEVA as a member to the		Management	For	For	None
Audit Commission
6.8	Election of Ravil Anasovich SHARIFULLIN as a member to the		Management	For	For	None
Audit Commission
7.	Approve ZAO Energy Consulting Audit as the External Auditor of		Management	For	For	None
OAO Tatneft to conduct statutory audit of the annual financial statements for 2010 prepared under Russian Accounting
Standards for the term of 1 year
8.	Approve to introduce amendments and modifications to the		Management	For	For	None
Charter of OAO Tatneft and to the regulation on the general
shareholders' meeting of OAO Tatneft
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212251	55P	13070	0	01-Jun-2010	15-Jun-2010

Page 325 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

SURGUTNEFTEGAZ OJSC, SURGUT

Security	868861204	Meeting Type	Annual General Meeting
Ticker Symbol	Meeting Date		25-Jun-2010
ISIN	US8688612048	Agenda	702496589 - Management
City	TBD	Holding Recon Date	14-May-2010
Country	Russian Federation	Vote Deadline Date	16-Jun-2010
SEDOL(s)	2810144 - 5232767 - B01WHG9 - B5513G9	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1	Approve the annual report of OJSC Surgutneftegas for 2009	Management	For	For	None
2	Approve annual accounting statements of OJSC Surgutneftegas,	Management	For	For	None
including profit and loss statement for 2009
3	Approve the distribution of profit loss of OJSC Surgutneftegas for	Management	For	For	None
2009; declare dividend payment for 2009: for a preferred share
OJSC Surgutneftegas -1.0488 rubles, for an ordinary share of
OJSC Surgutneftegas -0.45 rubles; dividend payment shall be
carried out in accordance with the procedure recommended by the
Board of Directors; the date when dividend payment is
commenced is 01 JUL 2010; the date when dividend payment is
terminated is 24 AUG 2010
0	PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS	Non-Voting			None
RESOLUTION REGARDING THE-ELECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR
THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR"
THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU HAVE
ANY QUESTIONS.
4.1	Election of Ananiev Sergei Alekseevich as a member of OJSC	Management	For	For	None
'Surgutneftegas' Board of Directors
4.2	Election of Bogdanov Vladimir Leonidovich as a member of OJSC	Management	For	For	None
'Surgutneftegas' Board of Directors
4.3	Election of Bulanov Alexander Nikolaevich as a member of OJSC	Management	For	For	None
'Surgutneftegas' Board of Directors
4.4	Election of Gorbunov Igor Nikolaevich as a member of OJSC	Management	For	For	None
'Surgutneftegas' Board of Directors
4.5	Election of Druchinin Vladislav Egorovich as a member of OJSC	Management	For	For	None
'Surgutneftegas' Board of Directors
4.6	Election of Egorov Oleg Yurievich as a member of OJSC	Management	For	For	None
'Surgutneftegas' Board of Directors
4.7	Election of Erokhin Vladimir Petrovich as a member of OJSC	Management	For	For	None
'Surgutneftegas' Board of Directors
4.8	Election of Matveev Nikolai Ivanovich as a member of OJSC	Management	For	For	None
'Surgutneftegas' Board of Directors
4.9	Election of Medvedev Nikolai Yakovlevich as a member of OJSC	Management	For	For	None
'Surgutneftegas' Board of Directors
4.10	Election of Rezyapov Alexander Filippovich as a member of OJSC	Management	For	For	None
'Surgutneftegas' Board of Directors
5.1	Election of Komarova Valentina Panteleevna as a member of	Management	For	For	None
OJSC 'Surgutneftegas' Auditing Committee
5.2	Election of Oleynik Tamara Fedorovna as a member of OJSC	Management	For	For	None
'Surgutneftegas' Auditing Committee

Page 326 of 350	05-Aug-2010

Vote Summary

5.3	Election of Pozdnyakova Vera Aleksandrovna as a member of		Management	For	For	None
OJSC 'Surgutneftegas' Auditing Committee
6	Approve the Limited Liability Company Rosekspertiza as the		Management	For	For	None
Auditor of OJSC Surgutneftegas for 2010
7	Approve the transactions which may be conducted in the future		Management	For	For	None
between OJSC Surgutneftegas and its affiliated parties in the course of its ordinary business activity, provided that the above mentioned transactions comply with the following requirements;
the transaction is aimed at performing the types of activities stipulated by the Company's Articles of Association, and the amount of transaction is within the amount of the transaction the individual executive body of OJSC Surgutneftegas is entitled to perform in compliance with the Federal Law on joint stock
companies; this resolution remains valid till the OJSC
Surgutneftegas Annual General Shareholders' Meeting for 2010
8	Amend the Item 1.2 as specified		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212246	55P	96472	0	09-Jun-2010	16-Jun-2010
212251	55P	81628	0	09-Jun-2010	16-Jun-2010

Page 327 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

PKO BK POLSKI SA

Security	X6919X108	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		25-Jun-2010

ISIN	PLPKO0000016	Agenda	702496907 - Management

City	WARSAW	Holding Recon Date	09-Jun-2010

Country	Poland	Vote Deadline Date	09-Jun-2010

SEDOL(s)	B03NGS5 - B040663 - B28LD76	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	IMPORTANT MARKET PROCESSING REQUIREMENT: A	Non-Voting			None
BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA)
IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A
POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-.
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR
CLIENT SERVICE REPRESENTATIVE
	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting			None
ID 711905 DUE TO RECEIPT OF A-DDITIONAL RESOLUTION.
ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
DISRE-GARDED AND YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
1.	Opening of the OGM	Management	For	For	None

2.	Election of Chairperson of the OGM	Management	For	For	None

3.	Declare that the OGM has been duly convened and is capable of	Management	For	For	None
adopting the valid resolutions
4.	Adopt the agenda of the OGM	Management	For	For	None

5.	Approve to examine the report of the Bank's Management Board	Management	For	For	None
on the activities of the PKO Bank Polski SA in 2009, including information on the activities of the Management Board of the Bank as the company body; also examine the financial statement of
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna for
2009 and the motion of the Management Board of the Bank on the distribution of the profit earned by PKO Bank Polski SA for 2009
6.	Approve to examine the report of the Management Board of the	Management	For	For	None
Bank on the activities of the PKO Bank Polski SA Group in 2009 and the consolidated financial statement of the Powszechna kasa
Oszczednosci Bank Polski Spolka Akcyjna Group for 2009
7.	Approve to examine the report of the Supervisory Board of	Management	For	For	None
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna
containing the results of evaluation of: the financial statement of
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna for
2009, the report of the Management Board of the Bank on the
activities of PKO Bank Polski SA in 2009, the motion of the
Management Board of the Bank on the distribution of the profit earned by PKO Bank Polski SA in 2009 and the report on the
activities of the Supervisory Board of the Bank as the company body in 2009
8.a	Approve the report of the Management Board of the Bank on the	Management	For	For	None
activities of PKO Bank Polski SA in 2009
8.b	Approve the financial statement of Powszechna Kasa	Management	For	For	None
Oszczednosci Bank Polski Spolka Akcyjna for 2009
8.c	Approve the report of the Management Board of the Bank on the	Management	For	For	None
activities of the PKO Bank Polski SA Group in 2009

Page 328 of 350	05-Aug-2010

Vote Summary

8.d	Approve the consolidated financial statement of Powszechna	Management	For	For	None
Kasa Oszczednosci Bank Polski Spolka Akcyjna Group for 2009
8.e	Approve the report of the Supervisory Board of the Bank on the	Management	For	For	None
activities of the Supervisory Board of the Bank as the company body in 2009
8.f	Approve the distribution of the profit earned by PKO Bank Polski	Management	For	For	None
SA in 2009
8.g	Approve the payment of dividend for the year 2009	Management	For	For	None

8.h.1	Grant a vote of acceptance to confirm the discharge of Mr.	Management	For	For	None
Zbigniew Jagiello [performing the duties of the President of the
Management Board of the Bank from 01 OCT 2009] from his
duties in 2009
8.h.2	Grant a vote of acceptance to confirm the discharge of Mr.	Management	For	For	None
Bartosz Drabikowski [Vice-President of the Management Board of
the Bank] from his duties in 2009
8.h.3	Grant a vote of acceptance to confirm the discharge of Mr.	Management	For	For	None
Krzysztof Dresler [Vice-President of the Management Board of the
Bank] from his duties in 2009
8.h.4	Grant a vote of acceptance to confirm the discharge of Mr.	Management	For	For	None
Jaroslaw Myjak [Vice-President of the Management Board of the
Bank] from his duties in 2009
8.h.5	Grant a vote of acceptance to confirm the discharge of Mr.	Management	For	For	None
Wojciech Papierak [Vice-President of the Management Board of
the Bank, from 07 JUL 2009 to 01 OCT 2009 Acting President of the Management Board of the Bank]] from his duties in 2009
8.h.6	Grant a vote of acceptance to confirm the discharge of Mr.	Management	For	For	None
Mariusz Zarzycki [Vice-President of the Management Board of the
Bank] from his duties in 2009
8.h.7	Grant a vote of acceptance to confirm the discharge of Mr. Jerzy	Management	For	For	None
Pruski [President of the Management Board of the Bank to 07 JUL
2009] from his duties in 2009
8.h.8	Grant a vote of acceptance to confirm the discharge of Mr.	Management	For	For	None
Tomasz Mironczuk [Vice-President of the Management Board of
the Bank to 07 JUL 2009] from his duties in 2009
8.i.1	Grant a vote of acceptance to confirm the discharge of Mr. Cezary	Management	For	For	None
Banasinski [Member of the Supervisory Board of the Bank] from his duties in 2009
8.i.2	Grant a vote of acceptance to confirm the discharge of Mr.	Management	For	For	None
Tomasz Zganiacz [Deputy Chairperson of the Supervisory Board
of the Bank] from his duties in 2009
8.i.3	Grant a vote of acceptance to confirm the discharge of Mr. Jan	Management	For	For	None
Bossak [Member of the Supervisory Board of the Bank] from his duties in 2009
8.i.4	Grant a vote of acceptance to confirm the discharge of Mr.	Management	For	For	None
Miroslaw Czekaj [Member of the Supervisory Board of the Bank]
from his duties in 2009
8.i.5	Grant a vote of acceptance to confirm the discharge of Mr.	Management	For	For	None
Ireneusz Fafara [Member of the Supervisory Board of the Bank]
from his duties in 2009
8.i.6	Grant a vote of acceptance to confirm the discharge of Mr. Blazej	Management	For	For	None
Lepczynski [Member of the Supervisory Board of the Bank] from his duties in 2009
8.i.7	Grant a vote of acceptance to confirm the discharge of Mr. Alojzy	Management	For	For	None
Zbigniew Nowak [Member of the Supervisory Board of the Bank]
from his duties in 2009
8.i.8	Grant a vote of acceptance to confirm the discharge of Ms.	Management	For	For	None
Marzena Piszczek [Chairperson of the Supervisory Board of the
Bank] from her duties in 2009

Page 329 of 350	05-Aug-2010

Vote Summary

8.i.9	Grant a vote of acceptance to confirm the discharge of Mr.		Management	For	For	None
Eligiusz Jerzy Krzesniak [Deputy Chairperson of the Supervisory
Board of the Bank] from his duties in 2009
8.i10	Grant a vote of acceptance to confirm the discharge of Mr. Jacek		Management	For	For	None
Gdanski [Member of the Supervisory Board of the Bank] from his duties in 2009
8.i11	Grant a vote of acceptance to confirm the discharge of Mr.		Management	For	For	None
Epaminondas Jerzy Osiatynski [Member of the Supervisory Board
of the Bank] from his duties in 2009
8.i12	Grant a vote of acceptance to confirm the discharge of Ms.		Management	For	For	None
Urszula Palaszek [Member of the Supervisory Board of the Bank]
from her duties in 2009
8.i13	Grant a vote of acceptance to confirm the discharge of Mr. Roman		Management	For	For	None
Sobiecki [Member of the Supervisory Board of the Bank] from his duties in 2009
8.i14	Grant a vote of acceptance to confirm the discharge of Mr. Jerzy		Management	For	For	None
Stachowicz [Member of the Supervisory Board of the Bank] from his duties in 2009
8.i15	Grant a vote of acceptance to confirm the discharge of Mr.		Management	For	For	None
Ryszard Wierzba [Member of the Supervisory Board of the Bank]
from his duties in 2009
9.	Amend the Articles of Association of Powszechna kasa		Management	For	For	None
Oszczednosci Bank Polski Spolka Akcyjna
10.	Amend the Rules and Regulations of the Supervisory Board of		Management	For	For	None
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna
11.	Approve the principles of remuneration of the Members of the		Management	For	For	None
Supervisory Board of the Bank
12.1	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:		Shareholder	Against	For	None
approve a dismissal from the Supervisory Board of Powszechna
Kasa Oszczednosci Bank Polski Spo¦ka Akcyjna
12.2	PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:		Shareholder	Against	For	None
appointment to the Supervisory Board of Powszechna Kasa
Oszczednosci Bank Polski Spo¦ka Akcyjna
13.	Presentation of the information of the Supervisory Board of the		Management	For	For	None
Bank on the outcome of the completed selection procedure for the positions of the President and Vice-President of the Management
Board of the Bank
14.	Presentation of the report of the Supervisory Board of the Bank on		Management	For	For	None
the process of selling training and recreation centres
15.	Closure of the Meeting		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212247	55P	24259	0	09-Jun-2010	09-Jun-2010

Page 330 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

CHINA COAL ENERGY CO LTD

Security	Y1434L100		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	25-Jun-2010
ISIN	CNE100000528		Agenda	702502813 - Management
City	BEIJING		Holding Recon Date	26-May-2010
Country	China		Vote Deadline Date	16-Jun-2010
SEDOL(s)	B1JNK84 - B1L9BJ8 - B1MT2D8		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING		Non-Voting			None
ID 697815 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
1.	Approve the 2009 report of the Board of Directors of the Company		Management	For	For	None
2.	Approve the 2009 report of the supervisory Committee of the		Management	For	For	None
Company
3.	Approve the 2009 report of the Auditors and the Company's		Management	For	For	None
Audited financial statements for the YE 31 DEC 2009
4.	Approve the profit distribution plan for the year 2009 as		Management	For	For	None
recommended by the Board of Directors and authorize the Board of Directors to implement such proposal
5.	Approve the Company's 2010 capital expenditure budget		Management	For	For	None
6.	Approve the 2010 emoluments of Directors and Supervisors of the		Management	For	For	None
Company
7.	Approve the appointment of Price-water-house-Coopers Zhong		Management	For	For	None
Tian CPAs limited Company, as the Company's domestic Auditor and Price-water-house-Coopers, certified public accountants, as the Company's international Auditor for the FY 2010 and authorize the Board of Directors to determine their respective remunerations
S.8	Amend the Articles of Association and the procedural rules for		Management	For	For	None
shareholders' meeting of the Company
S.9	Approve the general mandate to issue shares of the Company		Management	For	For	None
S.10	Amend the scope of business operations of the Company in the		Management	For	For	None
Articles of Association of the Company
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212248	55P	632267	0	10-Jun-2010	16-Jun-2010

Page 331 of 350	05-Aug-2010

Vote Summary

YANZHOU COAL MNG CO LTD

Security	Y97417102	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		25-Jun-2010

ISIN	CNE1000004Q8	Agenda	702507534 - Management

City	SHANDONG	Holding Recon Date	25-May-2010

Country	China	Vote Deadline Date	16-Jun-2010

SEDOL(s)	6109893 - B01XVK4 - B07LWN2	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting			None
ID 698813 DUE TO DELETION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE	Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN2
0100423637.pdf
1.	Approve the working report of the Board of Directors of the	Management	For	For	None
Company the "Board" for the YE 31 DEC 2009
2.	Approve the working report of the Supervisory Committee of the	Management	For	For	None
Company for the YE 31 DEC 2009
3.	Approve the audited financial statements of the Company as at	Management	For	For	None
and for the YE 31 DEC 2009
4.	Approve the proposed profit distribution plan of the Company for	Management	For	For	None
the YE 31 DEC 2009 and to authorize the Board to distribute an aggregate cash dividend of RMB 1,229.6 million tax inclusive , equivalent to RMB 0.25 tax inclusive per share to the
shareholders of the Company
5.	Approve the remuneration of the Directors and Supervisors of the	Management	For	For	None
Company for the YE 31 DEC 2010
6.	Re-appointment of Grant Thornton and Shine Wing Certified	Management	For	For	None
Public Accountants Ltd as the Company's International and PRC
Auditors for the year 2010, respectively, until the conclusion of the next AGM and to determine their remuneration arrangements
7.	Approve the purchase of liability insurance for the Directors,	Management	For	For	None
Supervisors and senior officers of the Company
S.8	Approve the proposal regarding the expansion of the business	Management	For	For	None
scope of Yanzhou Coal Mining Company Limited and
amendments to the Articles of Association of the Company
S.9	Authorize the Board to issue, allot and deal with additional H	Management	For	For	None
Shares in the share capital of the Company and to make or grant offers, agreements and options in respect thereof, subject to the following terms: i) such mandate shall not extend beyond the
Relevant Period save that the Board may during the Relevant
Period make or grant offers, agreements or options which might require the exercise of such powers after the end of the Relevant
Period; ii) the number of shares allotted or agreed conditionally or unconditionally to be allotted whether pursuant to an option or otherwise by the Board shall not exceed 20% of the number of H
Shares in issue as at the date of the this resolution; and iii) the
Board will only exercise its power under such mandate in
accordance with the Company Law of the PRC and the Rules
Governing the Listing of Securities on the Stock Exchange of

Page 332 of 350	05-Aug-2010

Vote Summary

Hong Kong Limited as amended from time and only if all
necessary approvals from the China Securities Regulatory
Commission and/or other relevant PRC government authorities
are obtained; "H Shares" means the overseas-listed foreign
invested shares in the share capital of the Company with a par value of RMB 1.00 each, and which are held and traded in Hong
Kong dollars; Authority expires at the conclusion of the next AGM of the Company following the passing of this resolution or
expiration of a 12 month period following the passing of this resolution or the date on which the authority set out in this resolution is revoked or varied by a special resolution of the shareholders of the Company in a general meeting; authorize the
Board, contingent on the Directors resolving to issue shares pursuant to this resolution, to approve, execute and do or procure to be executed and done, all such documents, deeds and things as it may consider relevant in connection with the issue of such new shares including, but not limited to, determining the time and place of issue, making all necessary applications to the relevant authorities and entering into an underwriting agreement or any other agreement , to determine the use of proceeds and to make all necessary filings and registrations with the relevant PRC, Hong
Kong and other authorities, and to make such amendments to the
Articles of Association as it thinks fit so as to reflect the increase in registered capital of the Company and to reflect the new share capital structure of the Company under the intended allotment and issue of the shares of the Company pursuant to this resolution
S.10	Authorize the Board of the Company, subject to this resolution, to	Management	For	For	None
repurchase the issued H shares of the Company on the Hong
Kong Stock Exchange, subject to and in accordance with all
applicable laws, rules and regulations and/or requirements of the governmental or regulatory body of securities in the PRC, the
Hong Kong Stock Exchange or of any other governmental or
regulatory body be approved; the aggregate nominal value of H
Shares of the Company authorized to be repurchased subject to the approval in this resolution during the Relevant Period shall not exceed 10% of the aggregate nominal value of the issued H
Shares of the Company as at the date of the passing of this
resolution; i) the passing of a special resolution with the same terms as the resolution set out in this paragraph except for this sub-paragraph (c) (i) at a class meeting for the holders of
Domestic Shares of the Company to be held on 25 JUN 2010 or
on such adjourned date as may be applicable ; and the class
meeting for the holders of H Shares to be held on 25 JUN 2010 or on such adjourned date as may be applicable for such purpose; ii)
the approval of the relevant PRC regulatory authorities as may be required by laws, rules and regulations of the PRC being obtained by the Company if appropriate; and iii) the Company not being required by any of its creditors to repay or to provide guarantee in respect of any amount due to any of them or if the Company is so required by any of its creditors, the Company having, in its absolute discretion, repaid or provided guarantee in respect of such amount pursuant to the notification procedure set out in
Articles of Association; subject to the approval of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted, the Board be authorized to: i) amend the Articles of
Association as it thinks fit so as to reduce the registered share capital of the Company and to reflect the new capital structure of the Company upon the repurchase of H shares of the Company
as contemplated in this resolution; and ii) file the amended Articles of Association with the relevant governmental authorities of the

Page 333 of 350	05-Aug-2010

		Vote Summary

PRC; Authority expires at the conclusion of the next AGM or the expiration of a 12 month period following the passing of this special resolution or the date on which the authority set out in this special resolution is revoked or varied by a special resolution of the shareholders of the Company in any general meeting or by a special resolution of holders of H shares or holders of domestic shares of the Company at their respective class meetings
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212248	55P	417920	0	11-Jun-2010	16-Jun-2010

Page 334 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares INDXX China Infrastructure Index Fund

CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEI

Security	Y1436A102		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	28-Jun-2010
ISIN	CNE1000002G3		Agenda	702438979 - Management
City	BEIJING		Holding Recon Date	28-May-2010
Country	China		Vote Deadline Date	17-Jun-2010
SEDOL(s)	B1HVJ16 - B1L1WC4 - B1L8742		Quick Code

Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO		Non-Voting			None
VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTION
NUMERS. THANK YOU.
CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN2
0100419686.pdf
1	Approve the consolidated financial statements of the Company,		Management	For	For	None
the report of the Directors, the report of the Supervisory
Committee and the report of the International Auditors for the YE
31 DEC 2009 and authorize the Board of Directors of the
Company to prepare the budget of the Company for the year 2010
2	Approve the profit distribution proposal and the declaration and		Management	For	For	None
payment of a final dividend for the YE 31 DEC 2009
3	Reappointment of KPMG and KPMG Huazhen as the International		Management	For	For	None
Auditors and Domestic Auditors of the Company, respectively for the YE 31 DEC 2010 and authorize the Board to fix the
remuneration of the Auditors
S.4	Approve to grant a general mandate to the Board to issue, allot		Management	For	For	None
and deal with the additional shares in the Company not exceeding
20% of each of the existing domestic shares and H shares as the case may be in issue
S.5	Authorize the Board to increase the registered capital of the		Management	For	For	None
Company and amend the Articles of Association of the Company to reflect such increase in the registered capital of the Company under the general mandate
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

522362	55P	298000	0	20-May-2010	17-Jun-2010

Page 335 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund

CHINA OILFIELD SVCS LTD

Security	Y15002101	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	Meeting Date		28-Jun-2010

ISIN	CNE1000002P4	Agenda	702444516 - Management

City	BEIJING	Holding Recon Date	07-Jun-2010

Country	China	Vote Deadline Date	17-Jun-2010

SEDOL(s)	6560995 - 7623507 - B01XKQ3	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE	Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN2
0100511557.pdf
1	Approve the resolution on the Company's satisfaction of the	Management	For	For	None
requirements in relation to the A Share Issue by the Shareholders'
in accordance with the relevant provisions of laws and regulations including the Company Law of the PRC, the Securities Law of the
PRC, the Administrative Rules Governing Issue of Securities by
Listed Companies, and after self inquiry conducted by the
Company, the Company is able to satisfy the requirements in
relation to the A Share Issue
2	Approve the resolution on the feasibility study report for the use of	Management	For	For	None
proceeds from the A Share Issue of the Company
3	Approve the resolution on the report on the use of proceeds from	Management	For	For	None
previous fundraising activities of the Company
S.4a	Approve the each of the following items under the resolution	Management	For	For	None
concerning the A Share Issue of the Company Share Type the A
Shares to be issued under the A Share Issue are the domestic-
listed Renminbi denominated ordinary shares of the Company
S.4b	Approve the each of the following items under the resolution	Management	For	For	None
concerning the A Share Issue of the Company Nominal Value the
A Shares to be issued under the A Share Issue has a nominal
value of RMB 1.00 each
S.4c	Approve the each of the following items under the resolution	Management	For	For	None
concerning the A Share Issue of the Company offering Size: the A
Shares to be issued under the A Share Issue will be no more than
500,000,000 the exact offering size will be determined by the
Board and the lead underwriter the sponsor through negotiations, subject to the level of subscriptions if any ex-right or ex-dividend events, such as entitlement distribution, reserve capitalization or share placement, occur in the period between the date of the
Board meeting as defined below approving the A Share Issue
and the date of A Share Issue, the respective maximum number of
Shares to be issued under the A Share Issue will be subject to corresponding adjustment
S.4d	Approve the each of the following items under the resolution	Management	For	For	None
concerning the A Share Issue of the Company Target Subscribers
Natural persons, legal persons and securities investment funds who maintain A share accounts with the Shanghai Stock
Exchange, and other investors as approved by the CSRC save
for those investors who are not permitted to subscribe for the A
Shares by law, regulation and/or policy of the PRC

Page 336 of 350	05-Aug-2010

Vote Summary

S.4e	Approve the each of the following items under the resolution	Management	For	For	None
concerning the A Share Issue of the Company pre-emptive rights of existing A Share Shareholders A portion of the new A Shares the proportion of which is to be determined by the Board as
authorized by the Shareholders at the general meeting and the lead underwriter will first be offered to all existing A Share
Shareholders whose names appeared on the share register on the record date on a pro-rata basis any new A Shares not subscribed by any existing A Share Shareholders may be allotted and issued to other potential investors. In the event that any connected person of the Company subscribes for any new A Shares under
the A Share Issue, the Company shall comply with all relevant requirements under the Listing Rules under the A Share Issue, all target subscribers are required to settle the subscription in cash
S.4f	Approve the each of the following items under the resolution	Management	For	For	None
concerning the A Share Issue of the Company by the Shareholder
Basis for determining the Issue Price the issue price will be no less than the lower of i the average trading price of the A Shares for the 20 trading days prior to the date of the publication of the offering documents, or ii the average trading price of the A
Shares on the trading day preceding the date of the publication of the offering documents
S.4g	Approve the each of the following items under the resolution	Management	For	For	None
concerning the A Share Issue of the Company method of Issue:
the A Share Issue will be conducted via a public offer of new A
Shares through online and offline offering within the meaning of the relevant PRC laws and regulations , pursuant to which the new A Shares will be offering through the trading system of the
Shanghai Stock Exchange and through placement by the
underwriter for the offering, respectively, to investors as approved by the CSRC, or other method as approved by the CSRC, the A
Share Issue to be conducted in due course within six months upon approval by the CSRC
S.4h	Approve the each of the following items under the resolution	Management	For	For	None
concerning the A Share Issue of the Company accumulated profit arrangement: upon the completion of the A Share Issue, existing the old and new Shareholders will share the undistributed profits accumulated prior to the A Share Issue
S.4i	Approve the each of the following items under the resolution	Management	For	For	None
concerning the A Share Issue of the Company: Place of Listing
the A Shares issued under the A Share Issue will be traded on the
Shanghai Stock Exchange
S.4j	Approve the each of the following items under the resolution	Management	For	For	None
concerning the A Share Issue of the Company effectiveness of the
Resolution approving the A Share Issue the resolution will be effective within 12 months from the date when it is approved at the
EGM of the Company in addition to approval by this general
meeting, this resolution is required to be submitted as special resolution to the class meetings of Shareholders for consideration and approval and the execution is subject to the approval of the
CSRC, the plan approved by the CSRC shall be final
S.4k	Approve the each of the following items under the resolution	Management	For	For	None
concerning the A Share Issue of the Company use of Proceeds: it
is intended to raise a gross amount of no more than RMB 7 billion approximately HKD 8 billion inclusive of issuing expenses
through the A Share Issue It is currently intended that the
proceeds raised from the A Share Issue will be used for the
following projects: 1 building of oilfield service vessel s

Page 337 of 350	05-Aug-2010

Vote Summary

approximately RMB 2.56 billion approximately HKD 2.9 billion ; 2 building of 200 feet jack-up rig s approximately RMB 1.93 billion approximately HKD 2.2 billion ; 3 building of deep-water AHTS vessel s approximately RMB 1.03 billion approximately HKD 1.2 billion ; 4 building of twelve-streamer seismic vessel s
approximately RMB 960 million approximately HKD 1.1 billion ;
CONT
CONT	CONTD and 5 building of deep-water survey vessel s	Non-Voting			None
approximately RMB 520-million approximately HKD 600 million
the Company may invest in the above-projects through utilizing its internal resources before the proceeds from-the A Share Issue is made available to the Company when the proceeds is-available, the Company is authorized to apply the proceeds to any payment due-in relation to the above projects which is incurred before the completion of-the A Share Issue in the event that the proceeds raised from the A Share-Issue is not sufficient for the purpose of the above projects, the Company-will utilize other funding sources to cover the shortfall upon CONT
CONT	CONT completion of any of the above projects, the remaining	Non-Voting			None
proceeds raised-from the A Share Issue together with interest accrued thereon , if any, will-be applied in other projects aforesaid, as approved by the Board and-recommended by the independent
Directors, the sponsor and the Supervisory-Committee of the
Company
S.5	Approve the resolution concerning the authorization given to the	Management	For	For	None
Board for handling all relevant matters regarding the A Share
Issue in order to effectively complete, in an orderly manner, the A
Share Issue by the Company in accordance with laws and
regulations including the Company Law of the PRC and the
Securities Law of the PRC and the Articles of Association; a
authorize Mr. Liu Jian and Mr. Li Yong as the Directors to handle all matters relating to the A Share Issue, including but not limited to making specific determination on the timing of issue, CONTD
CONT	CONTD offering size, method of issue, pricing method, issue	Non-Voting			None
price, target-subscribers, offering size and proportion to target subscribers, and offer to-existing Shareholders and other matters relating to the A Share Issue; b-authorize Mr. Liu Jian and Mr. Li
Yong as the Directors to sign and execute-all application
documents and other necessary documents and agreements-
relating to the A Share Issue as required by the relevant
Supervisory-departments, stock exchange and approval
authorities c Within the scope of-authorization by the general meeting and based on the actual circumstances;-authorize Mr.
Liu Jian and Mr. Li Yong as the Directors to adjust the-
arrangements for the specific projects which the proceeds of the A
Share-Issue will be used for, including the amount of funds, time and method of-implementation of the projects and the priority of the projects CONTD
CONT	CONTD d authorize Mr. Liu Jian and Mr. Li Yong, as the	Non-Voting			None
Directors to handle-such relevant matters as share registration and listing, to submit relevant-documents upon completion of the
A Share Issue, to amend the Articles of-Association being to amend i Article 16 for the purpose of amending the-total issued ordinary shares of the Company and the shareholding
percentage-of the promoter upon completion of the A Share Issue;
ii Article 17 for the-purpose of amending the total number of A
Shares issued by the Company upon-completion of the A Share
Issue, the total number of A Shares held by the-CONTD

Page 338 of 350	05-Aug-2010

Vote Summary

CONT	CONTD promoter and the A Share Shareholders other than the			Non-Voting			None
promoter , and-the respective percentages of the promoter, the A
Share Shareholders other-than the promoter and the H Share
Shareholders in the total issued ordinary-shares of the Company;
	and iii	Article 20 for the purpose of amending the-total registered
capital of the Company upon completion of the A Share-Issue, and carry out relevant registration procedures regarding the change of-the registered capital of the Company; e authorize Mr.
Liu Jian and Mr. Li-Yong as a Directors to handle all other relevant matters related to the A-Share Issue; f the authorization as set forth above shall be effective for-12 months commencing from the date of approval of the resolutions at the EGM-of the Company
	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT			Non-Voting			None
OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
Account Number		Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212251		55P	100555	0	24-May-2010	17-Jun-2010
Page 339 of 350	05-Aug-2010

Vote Summary

CHINA OILFIELD SVCS LTD

Security	Y15002101	Meeting Type	Class Meeting

Ticker Symbol	Meeting Date		28-Jun-2010

ISIN	CNE1000002P4	Agenda	702450759 - Management

City	BEIJING	Holding Recon Date	07-Jun-2010

Country	China	Vote Deadline Date	17-Jun-2010

SEDOL(s)	6560995 - 7623507 - B01XKQ3	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE	Non-Voting			None
BY CLICKING ON THE URL LINK:-
http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN2
0100511559.pdf
S.1a	Approve to issue under the A Shares in the domestic-listed	Management	For	For	None
Renminbi denominated ordinary shares of the Company
S.1b	Approve to issue under the A Share Issue has a nominal value of	Management	For	For	None
RMB 1.00 each
S.1c	Approve to issue under the A Share Issue will be no more than	Management	For	For	None
500,000,000. The exact offering size will be determined by the
Board and the lead underwriter [the sponsor] through negotiations, subject to the level of subscriptions If any ex-right or ex-dividend events, such as entitlement distribution, reserve capitalization or share placement, occur in the period between the date of the
Board meeting [as defined below] approving the A Share Issue and the date of A Share Issue, the respective maximum number of
Shares to be issued under the A Share Issue will be subject to corresponding adjustment
S.1d	Approve that natural persons, legal persons and securities	Management	For	For	None
investment funds who maintain A share accounts with the
Shanghai Stock Exchange and other investors as approved by the
CSRC [save for those investors who are not permitted to
subscribe for the A Shares by law, regulation and/or policy of the
PRC]
S.1e	Approve that a portion of the new A Shares [the proportion of	Management	For	For	None
which is to be determined by the Board [as authorized by the
Shareholders at the general meeting] and the lead underwriter]
will first be offered to all existing A Share Shareholders whose names appeared on the share register on the record date on a pro-rata basis. Any new A Shares not subscribed by any existing
A Share Shareholders may be allotted and issued to other
potential investors. In the event that any connected person of the
Company subscribes for any new A Shares under the A Share
Issue, the Company shall comply with all relevant requirements under the Listing Rules Under the A Share Issue, all target
subscribers are required to settle the subscription in cash
S.1f	Approve that the issue price will be no less than the lower of [i] the	Management	For	For	None
average trading price of the A Shares for the 20 trading days prior to the date of publication of the Offering Documents, or [ii] the average trading price of the A Shares on the trading day
preceding the date of publication of the Offering Documents

Page 340 of 350	05-Aug-2010

Vote Summary

S.1g	Approve that the A Share Issue will be conducted via a public offer	Management	For	For	None
of new A Shares through online and offline offering [within the meaning of the relevant PRC laws and regulations], pursuant to which the new A Shares will be offering through the trading
system of the Shanghai Stock Exchange and through placement
by the underwriter for the offering, respectively, to investors as approved by the CSRC, or other method as approved by the
CSRC; the A Share Issue, if approved by the CSRC, shall be
conducted in due course within six months thereafter
S.1h	Approve that the issue upon the completion of the A Share Issue,	Management	For	For	None
both the existing and new Shareholders will share the
undistributed profits accumulated prior to the A Share Issue
S.1i	Approve that the A Shares issued under the A Share Issue will be	Management	For	For	None
traded on the Shanghai Stock Exchange
S.1j	Approve that the resolution will be effective within 12 months from	Management	For	For	None
the date when it is approved at the EGM of the Company; in
addition to approval by this general meeting, this resolution is required to be submitted as special resolution to the class
meetings of Shareholders for consideration and approval and the execution is subject to the approval of the CSRC; the plan
approved by the CSRC shall be final
S.1k	Approve to raise a gross amount of no more than RMB 7 billion	Management	For	For	None
[approximately HKD 8 billion] [inclusive of issuing expenses]
through the A Share Issue. It is currently intended that the proceeds raised from the A Share Issue will be used for the
following projects: [1] building of oilfield service vessel[s]
[approximately RMB2.56 billion [approximately HKD 2.9 billion]];
[2] building of 200 feet jack-up rig[s] [approximately RMB 1.93 billion [approximately HKD 2.2 billion]]; [3] building of deep-water
AHTS vessel[s] [approximately RMB 1.03 billion [approximately
HKD 1.2 billion]]; [4] building of twelve-streamer seismic vessel[s]
[approximately RMB 960 million [approximately HKD 1.1 billion];
and [5] building of deep-water survey vessel[s] [approximately
RMB520 million [approximately HKD 600 million]; the Company
may invest in the above projects through utilizing its internal resources before the proceeds from the A Share Issue is made available to the Company. When the proceeds is available;
authorize the Company to apply the proceeds to any injected
capital in relation to the above projects which is incurred before the completion of the A Share Issue. 4 In the event that the proceeds raised from the A Share Issue is not sufficient for the purpose of the above projects, the Company will utilize other funding sources to cover the shortfall. Upon completion of any of the above projects, CONT the remaining proceeds raised from
the A Share Issue [together with interest accrued thereon], if any, will be applied in other projects aforesaid, as approved by the
Board and recommended by the independent Directors, the
sponsor and the supervisory committee of the Company
S.2	Authorize the Board for handling all relevant matters regarding the	Management	For	For	None
A Share Issue be and is hereby approved; in order to effectively complete, in an orderly manner, the A Share Issue by the
Company in accordance with laws and regulations including the
Company Law of the PRC and the Securities Law of the PRC and
the Articles of Association, the following be and are hereby approved; [a] authorize the Directors Mr. Liu Jian and Mr. Li Yong, both to handle all matters relating to the A Share Issue, including but not limited to making specific determination on the timing of issue, offering size, method of issue, pricing method, issue price, target subscribers, offering size and proportion to target
subscribers, and offer to existing Shareholders and other matters relating to the A Share Issue; [b] authorize the Directors Mr. Liu

Page 341 of 350	05-Aug-2010

		Vote Summary

Jian and Mr. Li Yong, both to sign and execute all application documents and other necessary documents and agreements
relating to the A Share Issue as required by the relevant
supervisory departments, stock exchange and approval
authorities; [c] authorize the Directors and based on the actual circumstances, Mr. Liu Jian and Mr. Li Yong, both being Directors, to adjust the arrangements for the specific projects which the proceeds of the A Share Issue will be used for, including the amount of funds, time and method of implementation of the
projects and the priority of the projects; [d] authorize the Directors
Mr. Liu Jian and Mr. Li Yong, both to handle such relevant matters as share registration and listing, to submit relevant documents upon completion of the A Share Issue, to amend the Articles of
Association [being to amend [i] Article 16 for the purpose of amending the total issued ordinary shares of the Company and the shareholding percentage of the promoter upon completion of the A Share Issue; [ii] Article 17 for the purpose of amending the total number of A Shares issued by the Company upon completion of the A Share Issue, the total number of A Shares held by the promoter and the A Share Shareholders [other than the promoter], and the respective percentages of the promoter, the A Share
Shareholders [other than the promoter] and the H Share
Shareholders in the total issued ordinary shares of the Company;
and [iii] Article 20 for the purpose of amending the total registered capital of the Company] upon completion of the A Share Issue, and carry out relevant registration procedures regarding the change of the registered capital of the Company; [e] authorize the
Directors Mr. Liu Jian and Mr. Li Yong, both to handle all other relevant matters related to the A Share Issue; [f] authorize to set forth above shall be effective for 12 months commencing from the date of approval of the resolutions at the EGM of the Company
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212251	55P	100555	0	26-May-2010	17-Jun-2010

Page 342 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund

OJSC MMC NORILSK NICKEL

Security	46626D108	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		28-Jun-2010

ISIN	US46626D1081	Agenda	702471107 - Management

City	MOSCOW	Holding Recon Date	21-May-2010

Country	Russian Federation	Vote Deadline Date	17-Jun-2010

SEDOL(s)	2768243 - 7152443 - B114RK6 - B54SPL0	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

1	Approve MMC Norilsk Nickel's 2009 annual report	Management	For	For	None

2	Approve MMC Norilsk Nickel's 2009 annual accounting	Management	For	For	None
statements including profit and loss statement
3	Approve the distribution of MMC Norilsk Nickel's profits and losses	Management	For	For	None
for 2009 as per the recommendation of the Board of Directors
4	Approve to pay-out dividends on MMC Norilsk Nickel's shares for	Management	For	For	None
the year 2009 in the amount RUB 210 per ordinary share
0000	PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO THIS	Non-Voting			None
RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS.
STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS
MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE
DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR
CLIENT SERVICE REPRESENTATIVE IF YOU HAVE ANY
QUESTIONS.
5.1	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Dmitry O. Afanasiev as a Member of the
Board of Directors
5.2	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Boris Bakal as a Member of the Board of
Directors
5.3	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Alexey V. Bashkirov as a Member of the
Board of Directors
5.4	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Andrey E. Bougrov as a Member of the
Board of Directors
5.5	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Olga V. Voitovich as a Member of the
Board of Directors
5.6	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Alexander S. Voloshin as a Member of
the Board of Directors
5.7	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Artem O. Volynets as a Member of the
Board of Directors
5.8	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Vadim V. Geraskin as a Member of the
Board of Directors
5.9	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Maxim A. Goldman as a Member of the
Board of Directors
5.10	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Oleg V. Deripaska as a Member of the
Board of Directors

Page 343 of 350	05-Aug-2010

Vote Summary

5.11	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Marianna A. Zakharova as a Member of
the Board of Directors
5.12	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Olga N. Zinovieva as a Member of the
Board of Directors
5.13	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Natalia V. Kindikova as a Member of the
Board of Directors
5.14	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Andrey A. Klishas as a Member of the
Board of Directors
5.15	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Dmitry R. Kostoev as a Member of the
Board of Directors
5.16	Election of Bradford Alan Mills as a Member of the Board of	Management	For	For	None
Directors
5.17	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Oleg M. Pivovarchuk as a Member of the
Board of Directors
5.18	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Dmitry V. Razumov as a Member of the
Board of Directors
5.19	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Petr I. Sinshinov as a Member of the
Board of Directors
5.20	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Tatiana V. Soina as a Member of the
Board of Directors
5.21	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Maxim M. Sokov as a Member of the
Board of Directors
5.22	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Vladislav A. Soloviev as a Member of the
Board of Directors
5.23	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Vladimir I. Strzhalkovsky as a Member of
the Board of Directors
5.24	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Vasily N. Titov as a Member of the Board
of Directors
5.25	Election of John Gerad Holden as a Member of the Board of	Management	For	For	None
Directors
CMMT	PLEASE NOTE THAT ALTHOUGH THERE ARE 7 CANDIDATES	Non-Voting			None
TO BE ELECTED AS MEMBERS OF T-HE REVISION
COMMISSION, THERE ARE ONLY 5 VACANCIES AVAILABLE
TO BE FILLED AT T-HE MEETING. THE STANDING
INSTRUCTIONS FOR THIS MEETING WILL BE DISABLED AND,
I-F YOU CHOOSE, YOU ARE REQUIRED TO VOTE FOR ONLY
5 OF THE 7 MEMBERS OF THE REVI-SION COMMISSION.
THANK YOU.
6.1	Election of Petr V. Voznenko as a Member of the Revision	Management	For	For	None
Commission
6.2	Election of Alexey A. Kargachov as a Member of the Revision	Management	For	For	None
Commission
6.3	Election of Elena A. Mukhina as a Member of the Revision	Management	For	For	None
Commission
6.4	Election of Dmitry V. Pershinkov as a Member of the Revision	Management	For	For	None
Commission

Page 344 of 350	05-Aug-2010

Vote Summary

6.5	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder	For	Against	None
PROPOSAL: Election of Tatiana V. Potarina as a Member of the
Revision Commission
6.6	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER	Shareholder			None
PROPOSAL: Election of Tamara A. Sirotkina as a Member of the
Revision Commission
6.7	Election of Sergey G. Khodacevich as a Member of the Revision	Management			None
Commission
7	Approve the Rosexpertiza LLC as the Auditor of MMC Norilsk	Management	For	For	None
Nickel's 2009 Russian accounting statements
8.1	Approve the principle amount of remuneration to be paid to an	Management	For	For	None
Independent Director shall be USD 62,500 per quarter [to be paid in Russian Rubles at the exchange rate fixed by the Bank of
Russia on the day of payment] and that expenses in the amount of up to RUB 2 million year shall be reimbursed upon presentation of document proof, the above mentioned sum is gross of taxes and charges applicable, if an Independent Director presides over a
Board Committee to establish that the additional remuneration in the amount of USD 31,250 per quarter, shall be paid to such
Independent Director for each presided Committees [to be paid in
Russian Rubles at the exchange rate fixed by the bank of Russian on the Day of payment] the above mentioned sum is gross of
taxes and charges applicable, to establish that the principle amount of remuneration to be paid to Chairman of the Board of
Directors, in case he is an Independent Director, shall be USD
2,500,000 per year [to be paid in Russian Rubbles at the
exchange rate fixed by the Bank of Russia on the day of
payment], the above mentioned sum is gross of taxes and
charges applicable, to establish that the amount of annual bonus to be paid to a Chairman of the Board of Directors, in case he is an Independent Director, shall be USD 3,000,000 per year [to be paid in Russian Rubles at the exchange rate fixed by the bank of
Russia on the day of payment], the above mentioned sum is gross of taxes and charges applicable, remuneration sums mentioned in clauses 1, 2, 3 and 4 of this resolution shall be paid for the period from 29 JUN 2010 and to date, on which the term of the
respective Independent Director will end and/ or until he/she ceases to carry out his/her professional duties as Chairman of the
Committee respectively
8.2	Approve the Incentive Program - Option Plan for Independent	Management	For	For	None
Directors of MMC Norilsk Nickel, to establish that the program will be valid from 29 JUN 2010 to 30 JUN 2011
9	Approve the value of property being the subject of interrelated	Management	For	For	None
transactions to indemnify Members of the Board of Directors and
Members of the Management Board of OJSC MMC Norilsk Nickel
against damages the aforementioned persons may incur in their respective positions specified above shall not exceed USD
115,000,000 for each transaction
10	Approve the interrelated transactions, to which all the Members of	Management	For	For	None
the Board of Directors and Members of the Management Board of
OJSC MMC Norilsk Nickel are interested parties, and which
involve the obligations of OJSC MMC Norilsk Nickel to indemnify
Members of the Board of Directors and Members of the
Management Board of OJSC MMC Norilsk Nickel against
damages the aforementioned persons may incur in their
respective positions specified above, shall not exceed USD
115,000,000 for each such person

Page 345 of 350	05-Aug-2010

		Vote Summary

11	Approve that the value of services involving liability insurance for		Management	For	For	None
	members of the Board of Directors and Members of the
	Management Board of OJSC MMC Norilsk Nickel with liability
	limited to USD 150,000,000 and additional insurance coverage
	limit of USD 50,000,000 shall not exceed USD 1,200,000
12	Approve the transaction, to which all Members of the Board of		Management	For	For	None
	Directors and the Members of the Management Board of OJSC
	MMC Norilsk Nickel are interested parties, involving liability
	insurance for Members of the Board of Directors and Members of
	the Management Board of OJSC MMC Norilsk Nickel who will be
	beneficiary parties to the transaction by a Russian Insurance
	Company, for the 1 year term with liability limited to USD
	150,000,000 and additional insurance coverage limit of USD
	50,000,000 and with premium to insurer not exceeding USD
	1,200,000
13	Approve the interrelated transactions between OJSC MMC Norilsk		Management	For	For	None
	Nickel and CJSC Normetimpex considered to be interested parties
	transaction under which OJSC MMC Norilsk Nickel delegates
	CJSC Normetimpex execution of legal and other actions,
	envisaged at sales in domestic and international market till DEC
	2013 inclusive, belongings of OSJC MMC Norilsk Nickel, nickel
	and nickel products in the amount up to 240,000 tonnes, copper
	products in the amount up to 450,000 tonnes, cobalt and cobalt
	products in the amount up to 5,000 tonnes, platinum and platinum
	products in the amount up to 100 kg, palladium products in the
	amount up to 5 kg gold in the amount up to 4,500 kg silver in the
	amount up to 75,000 kg selenium in the amount up to 100 tonnes,
	tellurium in the amount up to 1 tonnes, sulfur in the amount up to
	200,000 tonnes at preliminary agreed terms and conditions with
	OJSC MMC Morilsk Nickel, information on subject, price and other
	important terms and conditions of the transactions to be approved
	are stated in orders [Annex1-2], in main pricing conditions for
	export and domestic sales of the Company's goods [Annex9] to
	engagement agreement N2HH/581-2009 dated 28 AUG 2009
	[Annex4] Commissioning agreement N2HH/1001-2009 dated 21
	DEC 2009
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
			Shares

212246	55P	26072	0	08-Jun-2010	17-Jun-2010
212248	55P	120780	0	08-Jun-2010	17-Jun-2010

Page 346 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index
Emerging Global Shares INDXX China Infrastructure Index Fund

CHINA RY GROUP LTD

Security	Y1509D116		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Jun-2010
ISIN	CNE1000007Z2		Agenda	702408659 - Management
City	BEIJING		Holding Recon Date	08-Jun-2010
Country	China		Vote Deadline Date	18-Jun-2010
SEDOL(s)	B297KM7 - B29W8X9 - B2NYS31		Quick Code
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE		Non-Voting			None
BY CLICKING ON THE URL LINK-
http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN2
01004291493.pdf
1	Approve the report of the Board of Directors of the Company FYE		Management	For	For	None
31 DEC 2009
2	Approve the report of the Supervisory Committee of the Company		Management	For	For	None
FYE 31 DEC 2009
3	Approve the work report of Independent Directors of the Company		Management	For	For	None
FYE 31 DEC 2009
4	Approve the audited consolidated financial statements of the		Management	For	For	None
Company FYE 31 DEC 2009
5	Re-appoint Deloitte Touche Tohmatsu as the Company's		Management	For	For	None
international Auditors and Deloitte Touche Tohmatsu CPA Ltd. as
the Company's domestic Auditors for a term ending at the next
AGM of the Company and to authorize the Board of Directors of the Company to determine their remuneration
6	Approve the Profit Distribution Plan of the Company FYE 31 DEC		Management	For	For	None
2009
7	Approve the adjustments to the remuneration for the Independent		Management	For	For	None
Directors of the Company
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

212246	55P	88000	0	03-May-2010	18-Jun-2010
522362	55P	501000	0	03-May-2010	18-Jun-2010

Page 347 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund

PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD

Security	Y69790106	Meeting Type	Annual General Meeting

Ticker Symbol	Meeting Date		29-Jun-2010

ISIN	CNE1000003X6	Agenda	702430149 - Management

City	SHENZHEN	Holding Recon Date	27-May-2010

Country	China	Vote Deadline Date	18-Jun-2010

SEDOL(s)	B01FLR7 - B01NLS2 - B03NP99	Quick Code

Item	Proposal	Type	Vote	For/Against	Preferred Provider
				Management	Recommendation

	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING	Non-Voting			None
ID 695378 DUE TO ADDITION OF-RESOLUTION. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON
THIS MEETING NOTICE. THANK YOU.
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING	Non-Voting			None
INFORMATION IS AVAILABLE BY CLIC-KING ON THE
MATERIAL URL LINK:
http://www.hkexnews.hk/listedco/listconews/sehk-
/20100427/LTN201004271129.pdf &
http://www.hkexnews.hk/listedco/listconews/seh-
k/20100511/LTN20100511535.pdf
1.	Approve the report of the Board of Directors of the Company for	Management	For	For	None
the YE 31 DEC 2009
2.	Approve the report of the Supervisory Committee of the Company	Management	For	For	None
for the YE 31 DEC 2009
3.	Approve the annual report of the Company and its summary for	Management	For	For	None
the YE 31 DEC 2009
4.	Approve the report of the Auditors and audited financial	Management	For	For	None
statements of the Company for the YE 31 DEC 2009
5.	Approve the profit distribution plan and the recommendation for	Management	For	For	None
the final dividend for the YE 31 DEC 2009
6.	Re-appointment of Ernst & Young Hua Ming as the PRC Auditors	Management	For	For	None
and Ernst & Young as the international Auditors of the Company to hold office until the conclusion of the next AGM and to authorize the Board of Directors to fix their remuneration
7.	Appointment of Mr. David Fried as a Non-executive Director of the	Management	For	For	None
Company
S.8	Amend the Articles of Association of the Company, and to	Management	For	For	None
authorize the Board of Directors to make further amendments to the Articles of Association of the Company that it considers necessary, appropriate or expedient in accordance with the
applicable laws and regulations, and the requirements of China
Insurance Regulatory Commission and other relevant regulatory authorities
S.9	Approve to give a general mandate to the Board of Directors to	Management	For	For	None
issue, allot and deal with additional H shares not exceeding 20%
of the H shares of the Company in issue and authorize the Board of Directors to make corresponding amendments to the Articles of
Association as it thinks fit so as to reflect the new capital structure upon the allotment or issuance of shares
	To consider and review the Performance Report of the Directors	Non-Voting			None
for the Year 20-09 of the Company

Page 348 of 350	05-Aug-2010

Vote Summary

	To consider and review the "Report on Connected Transactions		Non-Voting			None
and Implementatio-n of Management System of Connected
Transactions for 2009
10.	Approve the holders of the 299,088,758 H shares of the Company		Management	For	For	None
which were newly issued on 06 MAY 2010 are entitled to receive the final dividend for the YE 31 DEC 2009, if any, as the other shareholders of the Company are entitled to
S.11	Approve the proposed further amendments to the Articles of		Management	For	For	None
Association of the Company as set out in Appendix I to the
supplemental circular to be dispatched to shareholders of the
Company on 11 MAY 2010; and authorize the Chairman of the
Board of Directors or a person authorized by him to make
appropriate amendments to the Articles of Association whenever necessary in the process of submitting the same for approval, as required from time to time by the relevant regulatory authorities, administration of industry and commerce as well as the stock exchanges
Account Number	Custodian	Ballot Shares	Unavailable	Vote Date	Date Confirmed
Shares

212247	55P	51800	0	17-May-2010	18-Jun-2010

Page 349 of 350	05-Aug-2010

Vote Summary

Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index

CEZ A.S., PRAHA

Security	X2337V121		Meeting Type	Annual General Meeting
Ticker Symbol			Meeting Date	29-Jun-2010
ISIN	CZ0005112300		Agenda	702463768 - Management
City	PRAGUE		Holding Recon Date	22-Jun-2010
Country	Czech Republic		Vote Deadline Date	23-Jun-2010
SEDOL(s)	5624030 - 5626995 - B02VK11 - B1G91T3 -		Quick Code
B28FR10
Item	Proposal		Type	Vote	For/Against	Preferred Provider
					Management	Recommendation

1	Opening, election of the general meeting Chairman, minutes clerk,		Management	For	For	None
minutes verifiers and persons authorized to count the votes
2	Receive the Board of Directors report on the business activity of		Management	For	For	None
the Company and on the state of its assets for the year 2009;
overall explanation report according to Section 118 Article 8 of the
	Act on business activities on the	Capital Market
3	Receive the Supervisory Board report on the results of control		Management	For	For	None
activities
4	Receive the Audit Committee report on the results of activities		Management	For	For	None
5	Approve the financial statement of CEZ, A. S. and consolidated		Management	For	For	None
financial statement of CEZ group for the year 2009
6	Approve the decision on distribution of profit of CEZ, A. S. in the		Management	For	For	None
year 2009
7	Approve the decision on amendment to the Company's Articles of		Management	For	For	None
Association
8	Approve the decision on providing approval of the contract of		Management	For	For	None
deposit of part of the enterprise Power Plant Chvaletice to a subsidiary Company
9	Approve the decision on the volume of financial means for making		Management	For	For	None
donations in the year 2011
10	Approve the confirmation of co-opting, recall and election of the		Management	For	For	None
Supervisory Board Members
11	Approve the contracts for performance of the function of		Management	For	For	None
Supervisory Board Member's
12	Approve to recall and election of the Members of the Audit		Management	For	For	None
Committee
13	Approve the contracts for performance of the function of Audit		Management	For	For	None
Committee Members
14	Conclusion		Management	For	For	None

Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed

212246	55P	3449	0	02-Jun-2010	23-Jun-2010

Page 350 of 350	05-Aug-2010

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EGA Emerging Global Shares Trust

By:	/s/ Robert C. Holderith
Name:	Robert C. Holderith
Title:	President
Date:	August 20, 2010